J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.8

Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXXX	304702235	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	304694458	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	304736272	C	B	C	B	A	A	A	A	Closed	FCRE1440	2025-06-17 08:46	2025-06-17 08:46	Waived	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Seasoning requirement: Subordinate lien short 12-month requirement with only 11 months 14 days Originator exception granted and in file. Waiver applied with comp factors. Exception deemed non-material due to strong compensating factors. - Due Diligence Vendor-06/17/2025		Waived-Seasoning requirement: Subordinate lien short 12-month requirement with only 11 months 14 days Originator exception granted and in file. Waiver applied with comp factors. Exception deemed non-material due to strong compensating factors. - Due Diligence Vendor-06/17/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720, borrowers mid score is 744 Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 18.49%	DTI 20% below max Fico 20+ points above min 25 years on job		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	4469261
XXXX	XXXX	304736272	C	B	C	B	A	A	A	A	Closed	FCRE1199	2025-06-06 11:17	2025-06-06 12:53	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Loan amount exceeds max allowed per matrix of $4mm. Originator exception granted and in file. Waiver applied with comp factors. Exception deemed non-material due to strong compensating factors and strong ability to repay. - Due Diligence Vendor-06/06/2025		Waived-Loan amount exceeds max allowed per matrix of $4mm. Originator exception granted and in file. Waiver applied with comp factors. Exception deemed non-material due to strong compensating factors and strong ability to repay. - Due Diligence Vendor-06/06/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720, borrowers mid score is 744 Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 18.49%	LTV 5% below max DTI 20% below max Mortgage history 0X30 25 years on job		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	4361738
XXXX	XXXX	304736270	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	304736278	A	A	A	A	A	A	A	A							A	A										QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	304736279	C	B	C	B	A	A	A	A	Closed	FCRE1232	2025-07-01 13:08	2025-07-03 15:19	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator exception granted to allow allow < 1 DSCR. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-07/03/2025 Ready for Review-Document Uploaded. The loan file included the attached exception for the non-warrantable condo with no ratio (i.e. no DSCR ratio calculation). - Seller-07/01/2025 Open-The Calculated DSCR of '0.373' is less than the minimum DSCR per lender guidelines of '1'. Minimum DSCR is 1 for non-warrantable condo. No exception found - Due Diligence Vendor-07/01/2025	Ready for Review-Document Uploaded. The loan file included the attached exception for the non-warrantable condo with no ratio (i.e. no DSCR ratio calculation). - Seller-07/01/2025	Waived-Originator exception granted to allow allow < 1 DSCR. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-07/03/2025	Months Reserves exceed minimum required - 1052 months available vs. 0 required Qualifying FICO score is at least 20 points above minimum for program - 755 vs. 700	20+ points higher on credit score 3+ months in reserves ($17m assets)	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	4618656
XXXX	XXXX	304736279	C	B	C	B	A	A	A	A	Closed	FCRE8201	2025-07-01 13:21	2025-07-01 13:23	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow w/comp factors - Due Diligence Vendor-07/01/2025 Open-EXCEPTION to allow new cupcake matrix & allow non-warrantable with no ratio - Due Diligence Vendor-07/01/2025		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow w/comp factors - Due Diligence Vendor-07/01/2025	Months Reserves exceed minimum required - 1052 months available vs. 0 required Qualifying FICO score is at least 20 points above minimum for program - 755 vs. 700	20+ points higher on credit score 3+ months in reserves ($17m assets)		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	4618912
XXXX	XXXX	304892635	D	B	D	B	A	A	A	A	Closed	FCRE8201	2025-07-02 15:38	2025-07-21 16:08	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted to allow 100% of the STR from the rent schedule.. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-07/21/2025 Ready for Review-Document Uploaded. - Seller-07/18/2025 Open-Appraiser took their market rent estimate directly from XXXX, lender used 100% instead of the 80% required by guidelines. Using the 80% will result in an even lower DSCR than calculated currently at 1.14 which does not meet the required 1.20. Because of this and lack of comp factors, finding remains open and material. - Due Diligence Vendor-07/02/2025	Ready for Review-Document Uploaded. - Seller-07/18/2025	Waived-Originator exception granted to allow 100% of the STR from the rent schedule.. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-07/21/2025	Long term residence - Long Term Residence = 8+ years Months Reserves exceed minimum required - Lender minimum reserves 0m PITIA, borrower reserves 1.16m.	Reserves of 1.16m is greater than minimum required of no reserves required (Lender stated 3m above minimum on exception).	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	4642491
XXXX	XXXX	304892635	D	B	D	B	A	A	A	A	Closed	FCRE1232	2025-07-02 17:04	2025-07-09 15:39	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-Confirmed XXXX DSCR: If LTV > 70% Purch, >65% Refi, DSCR ≥ 1.2 required--70% purchase-DSCR is >1.00 - Due Diligence Vendor-07/09/2025
Ready for Review-Document Uploaded. Please see attached. Per XXXX DSCR Matrix XXXX Foreign Nationals max purchase LTV is 75%.  DSCR of > or equal to 1.2 is required only if  LTV is > 70%. In this case, the LTV is only 70% thus DSCR of 1.2 is not required. Please clear this condition.  - Seller-07/07/2025
Counter-Documentation is insufficient-original finding remains-minimum DSCR per lender guidelines of '1.2'. Required for XXXX LTV > 65% - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. Please see attached. Per XXXX DSCR matrix dated XXXX , XXXX shows max LTV/CLTV is  75% Purchase and required DSCR is DSCR > or equal to .75 to < or equal to 1.00.  Subject loan LTV /CLTV is 70% and DSCR is 1.147. Please clear this condition.  - Seller-07/03/2025
Open-The Calculated DSCR of '1.147' is less than the minimum DSCR per lender guidelines of '1.2'. Required for XXXX LTV > 65% - Due Diligence Vendor-07/02/2025	Ready for Review-Document Uploaded. Please see attached. Per XXXX DSCR Matrix XXXX Foreign Nationals max purchase LTV is 75%. DSCR of > or equal to 1.2 is required only if LTV is > 70%. In this case, the LTV is only 70% thus DSCR of 1.2 is not required. Please clear this condition. - Seller-07/07/2025
 Ready for Review-Document Uploaded. Please see attached. Per XXXX DSCR matrix dated XXXX , Foreign Nationals shows max LTV/CLTV is  75% Purchase and required DSCR is DSCR > or equal to .75 to < or equal to 1.00.  Subject loan LTV /CLTV is 70% and DSCR is 1.147. Please clear this condition.  - Seller-07/03/2025
																								Resolved-Confirmed FN DSCR: If LTV > 70% Purch, >65% Refi, DSCR ≥ 1.2 required--70% purchase-DSCR is >1.00 - Due Diligence Vendor-07/09/2025	Long term residence - Long Term Residence = 8+ years Months Reserves exceed minimum required - Lender minimum reserves 0m PITIA, borrower reserves 1.16m.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	4643796
XXXX	XXXX	304892635	D	B	D	B	A	A	A	A	Closed	FCRE1161	2025-07-02 15:01	2025-07-07 15:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Received Flood Cert. - Due Diligence Vendor-07/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-07/03/2025 Open-Missing Flood Certificate Provide Flood Certificate. - Due Diligence Vendor-07/02/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-07/03/2025	Resolved-Received Flood Cert. - Due Diligence Vendor-07/07/2025	Long term residence - Long Term Residence = 8+ years Months Reserves exceed minimum required - Lender minimum reserves 0m PITIA, borrower reserves 1.16m.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	4638894
XXXX	XXXX	304758127	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	304892633	D	B	D	B	A	A	A	A	Closed	FCRE2244	2025-08-15 10:37	2025-09-18 17:26	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Picture of the water heater, double strapped, was provided. - Due Diligence Vendor-09/18/2025 Ready for Review-Document Uploaded. Please see attached - Seller-09/17/2025 Open-Property Issues are identified for the property Water heater is not double strapped. Required by XX law. - Due Diligence Vendor-08/15/2025	Ready for Review-Document Uploaded. Please see attached - Seller-09/17/2025	Resolved-Picture of the water heater, double strapped, was provided. - Due Diligence Vendor-09/18/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrower has 13 mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO score 680- Borrower's FICO 823		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5192237
XXXX	XXXX	304892633	D	B	D	B	A	A	A	A	Closed	FCRE1194	2025-08-15 10:44	2025-08-25 15:33	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator provided a waiver 80%LTV>75% LTV maximum– wavier applied with reviewed compfactors - Due Diligence Vendor-08/25/2025 Ready for Review-Document Uploaded. - Seller-08/21/2025 Ready for Review-Document Uploaded. - Seller-08/21/2025 Open-Audited LTV of 80% exceeds Guideline LTV of 75% DSCR .75 to .999 requires 5% LTV reduction. Max LTV is 75% - Due Diligence Vendor-08/15/2025	Ready for Review-Document Uploaded. - Seller-08/21/2025 Ready for Review-Document Uploaded. - Seller-08/21/2025	Waived-Originator provided a waiver 80%LTV>75% LTV maximum– wavier applied with reviewed compfactors - Due Diligence Vendor-08/25/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrower has 13 mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO score 680- Borrower's FICO 823	Residence: 4 years at primary residence FICO: 823>680 minimum required Reserves: 13>6 months minimum	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	5192366
XXXX	XXXX	304892633	D	B	D	B	A	A	A	A	Closed	FCRE0700	2025-08-15 09:52	2025-08-19 14:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Received page 3 of CD. - Due Diligence Vendor-08/19/2025 Ready for Review-Document Uploaded. Please see attached the missing XXXX CD page 3 of 5. - Seller-08/15/2025 Open-Closing Detail Statement Document is Missing and subject property is an Investment property. Missing page 3 of 5 of the Final CD that matches the final 1003. - Due Diligence Vendor-08/15/2025	Ready for Review-Document Uploaded. Please see attached the missing XXXX CD page 3 of 5. - Seller-08/15/2025	Resolved-Received page 3 of CD. - Due Diligence Vendor-08/19/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrower has 13 mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO score 680- Borrower's FICO 823		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5191375
XXXX	XXXX	304856813	C	B	C	B	A	A	A	A	Closed	FCRE1197	2025-08-19 08:22	2025-08-19 09:25	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Originator exception granted to allow FICO < 700 with rural property, Non-material waiver applied with comp factors. non-material due to good on time payments. - Due Diligence Vendor-08/19/2025 Open-Audited FICO of 691 is less than Guideline FICO of 700 Exception request: Min FICO for Rural 700-- Borrower's FICO 691-- requesting to allow Rural DSCR under XXXX DSCR w/ 691 FICO . - Due Diligence Vendor-08/19/2025		Waived-Originator exception granted to allow FICO < 700 with rural property, Non-material waiver applied with comp factors. non-material due to good on time payments. - Due Diligence Vendor-08/19/2025	Credit history exceeds minimum required - Borrower has 24+ months credit exceeds the minimum required Months Reserves exceed minimum required - Min reserves required 0 mths--- Borrower has 86.5 mths in reserves			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5224947
XXXX	XXXX	304856813	C	B	C	B	A	A	A	A	Closed	FCRE1232	2025-08-19 08:16	2025-08-19 09:25	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator exception granted to allow DSCR < 1 with rural property %, Non-material waiver applied with comp factors. non-material due to value supported. - Due Diligence Vendor-08/19/2025 Open-The Calculated DSCR of '0.321' is less than the minimum DSCR per lender guidelines of '1'. Exception Request: DSCR 1% required for rural properties--- to allow Rural DSCR under XXXX DSCR < 1%. - Due Diligence Vendor-08/19/2025		Waived-Originator exception granted to allow DSCR < 1 with rural property %, Non-material waiver applied with comp factors. non-material due to value supported. - Due Diligence Vendor-08/19/2025	Credit history exceeds minimum required - Borrower has 24+ months credit exceeds the minimum required Months Reserves exceed minimum required - Min reserves required 0 mths--- Borrower has 86.5 mths in reserves			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5224889
XXXX	XXXX	304856813	C	B	C	B	A	A	A	A	Closed	FPRO1249	2025-08-19 07:53	2025-08-19 09:24	Waived	2 - Non-Material	C	B	Credit	Eligibility	Neighborhood Location Not Allowed for Program	Waived-Originator exception granted to allow Rural Property with > 20 acres. , Non-material waiver applied with comp factors. non-material due to property is 20.2 acres. - Due Diligence Vendor-08/19/2025 Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Exception Request: To allow Rural DSCR under XXXX DSCRR with 691 FICO and DSCR <1 rural properties up to 21 acres. Program max is 20 acres for rural properties and subject is 20.2 acres. - Due Diligence Vendor-08/19/2025		Waived-Originator exception granted to allow Rural Property with > 20 acres. , Non-material waiver applied with comp factors. non-material due to property is 20.2 acres. - Due Diligence Vendor-08/19/2025	Credit history exceeds minimum required - Borrower has 24+ months credit exceeds the minimum required Months Reserves exceed minimum required - Min reserves required 0 mths--- Borrower has 86.5 mths in reserves	- Reserves 3+ months above minimum required - 24+ month credit history exceeds minimum required - 4+ yrs in primary residence		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5224642
XXXX	XXXX	304892637	C	B	A	A	A	A	C	B	Closed	FVAL1101	2025-08-22 11:47	2025-11-24 15:56	Waived	2 - Non-Material	C	B	Property	Appraisal	Property address on appraisal does not match executed note	Waived-Document Uploaded. Originator waiver applied to non-material finding. Borrower is a XXXX, received confirmation they have been signed but were mailed back. A copy of the un-singed documents have been provided. - Due Diligence Vendor-11/24/2025
Counter-XXXX is the correct address per the purchase agreement. The APN for this property is reflected in the legal on the mortgage, however, the Note reflects the XXXX address with no APN. The Note is not for this property. The XXXX Rider is not for this property, no APN included. Please provide corrected Note and XXXX Rider, etc   - Due Diligence Vendor-10/13/2025
Ready for Review-We note that the Legal Description is what holds precedence when recording.  Since the Legal description matches through out the documents, our lien is will be properly secured to the property and correction of the Street Address is not required.  Please clear this condition.  - Seller-10/10/2025
Counter-Please provide the corrected documents reflecting the correct address. - Due Diligence Vendor-09/18/2025
Ready for Review-Please waive the finding as the legal description on the DOT matches the legal description on title. An address correction is not required. - Seller-09/16/2025
Counter-Received legal description-finding remains-Address discrepancy between various docs: XXXX (Note, Legal, XXXX Rider, etc) XXXX (Appraisal, Title, Final CD, etc) - Due Diligence Vendor-09/10/2025
Ready for Review-Document Uploaded. Please see attached. Pg 141 of 206 is the Legal Description - Exhibit A. - Seller-09/08/2025
Ready for Review-Please waive the finding as the legal description on the DOT matches the legal description on title. An address correction is not required.

 - Seller-09/08/2025
Open-Address discrepancy between various docs:
XXXX (Note, Legal, XXXX Rider, etc)
XXXX (Appraisal, Title, Final CD, etc) - Due Diligence Vendor-08/22/2025	Ready for Review-We note that the Legal Description is what holds precedence when recording. Since the Legal description matches through out the documents, our lien is will be properly secured to the property and correction of the Street Address is not required. Please clear this condition. - Seller-10/10/2025

 Ready for Review-Please waive the finding as the legal description on the DOT matches the legal description on title. An address correction is not required. - Seller-09/16/2025

 Ready for Review-Document Uploaded. Please see attached. Pg 141 of 206 is the Legal Description - Exhibit A. - Seller-09/08/2025

 Ready for Review-Please waive the finding as the legal description on the DOT matches the legal description on title. An address correction is not required.

 - Seller-09/08/2025

																								Waived-Document Uploaded. Originator waiver applied to non-material finding. Borrower is a FN, received confirmation they have been signed but were mailed back. A copy of the un-singed documents have been provided. - Due Diligence Vendor-11/24/2025	LTV is less than guideline maximum - Max LTV 70%; LTV is 50% DSCR % greater than 1.20 - DSCR 1.348		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	5283167
XXXX	XXXX	304892634	C	A	C	A	A	A	A	A	Closed	FCRE1480	2025-08-23 10:48	2025-08-26 16:11	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Received conversion. - Due Diligence Vendor-08/26/2025 Ready for Review-Document Uploaded. Disagree as these documents were included in the original file upload - Seller-08/25/2025 Open-Asset Record 2 Does Not Meet G/L Requirements. Must be verified in U.S. Dollar equivalency at the current exchange rate via either XXXX or the XXXX conversion table. Missing the US Converter for acct#XXXX. - Due Diligence Vendor-08/23/2025	Ready for Review-Document Uploaded. Disagree as these documents were included in the original file upload - Seller-08/25/2025	Resolved-Received conversion. - Due Diligence Vendor-08/26/2025	LTV is less than guideline maximum - LTV is 50% and max allowed is 70% DSCR % greater than 1.20 - DSCR % greater than 1.20. DSCR is 1.554%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5292556
XXXX	XXXX	304817022	D	A	D	A	C	A	A	A	Closed	FCRE1197	2025-08-27 09:00	2025-09-03 16:39	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Upon further review, the matrix states to use XXXX doc matrix for bank statement income. Audited FICO of 642 is greater than or equal to Guideline FICO of 640 - Due Diligence Vendor-09/03/2025
Ready for Review-Document Uploaded. Page 5 of the previously uploaded matrix states *Bank Statements: Please Refer to XXXX Matrix for Eligibility. Please see attached  - Seller-08/29/2025
Counter-Subject loan was submitted with XXXX matrix. This matrix does not say to refer to XXXX. 660 minimum FICO is required for Purchase of a Primary and LTV of 80% - Due Diligence Vendor-08/29/2025
Ready for Review-The eligibility for Personal or Business Bank statements is based on the XXXX Doc Matrix (see page 5 in red). As such, the 642 FICO meets the requirements. - Seller-08/28/2025
Counter-Loan approval and Tape reflect program as XXXX 30 year fixed -680 fico required.  Please advise.  - Due Diligence Vendor-08/28/2025
Ready for Review-Document Uploaded. Please note that the subject loan was underwritten using the 12 mo. Personal Bank statement income verification and per the attached XXXX matrix, dated XXXX, the eligibility for Personal or Business Bank statements is based on the XXXX Matrix (see page 5 in red). As such, the 642 FICO meets the requirements. - Seller-08/27/2025
Open-Audited FICO of 642 is less than Guideline FICO of 680 Bwr FICO score below min FICO score as per guide/matrix, no exception evident on file. - Due Diligence Vendor-08/27/2025	Ready for Review-Document Uploaded. Page 5 of the previously uploaded matrix states *Bank Statements: Please Refer to XXXX Matrix for Eligibility. Please see attached - Seller-08/29/2025
 Ready for Review-The eligibility for Personal or Business Bank statements is based on the XXXX Matrix (see page 5 in red). As such, the 642 FICO meets the requirements. - Seller-08/28/2025
 Ready for Review-Document Uploaded. Please note that the subject loan was underwritten using the 12 mo. Personal Bank statement income verification and per the attached XXXX matrix, dated XXXX, the eligibility for Personal or Business Bank statements is based on the XXXX Matrix (see page 5 in red). As such, the 642 FICO meets the requirements. - Seller-08/27/2025
																								Resolved-Upon further review, the matrix states to use Full-lite doc matrix for bank statement income. Audited FICO of 642 is greater than or equal to Guideline FICO of 640 - Due Diligence Vendor-09/03/2025	Months Reserves exceed minimum required - 24 mths reserves; 3 mths required. Residual Income =/> 1.5 times $3,500 monthly residual income - Excess Resid Inc Avail (+11k)		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5330414
XXXX	XXXX	304817022	D	A	D	A	C	A	A	A	Closed	finding-3635	2025-08-25 21:37	2025-08-29 07:29	Resolved	1 - Information	A	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received Service Provider list XXXX. Finding resolved. - Due Diligence Vendor-08/29/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/28/2025
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,804.10) exceed the comparable charges ($2,896.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (title fees in section C) increased by $618.50 without a valid COC in file. They are tested at 10% since the Service Provider list was not provided at same time as the initial LE. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $618.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations 1 year- Expiration date is XXXX.
																						- Due Diligence Vendor-08/26/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/28/2025	Resolved-Received Service Provider list XXXX. Finding resolved. - Due Diligence Vendor-08/29/2025	Months Reserves exceed minimum required - 24 mths reserves; 3 mths required. Residual Income =/> 1.5 times $3,500 monthly residual income - Excess Resid Inc Avail (+11k)		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5311444
XXXX	XXXX	304817022	D	A	D	A	C	A	A	A	Closed	FCRE1252	2025-08-27 12:00	2025-08-28 15:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received preliminary title. - Due Diligence Vendor-08/28/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/27/2025 Open-Title Document is Incomplete Title doc is encrypted. - Due Diligence Vendor-08/27/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/27/2025	Resolved-Received preliminary title. - Due Diligence Vendor-08/28/2025	Months Reserves exceed minimum required - 24 mths reserves; 3 mths required. Residual Income =/> 1.5 times $3,500 monthly residual income - Excess Resid Inc Avail (+11k)		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5334401
XXXX	XXXX	304817034	D	B	C	B	A	A	D	A	Closed	FPRO1242	2025-08-28 13:45	2026-03-26 11:23	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received appraisal. - Due Diligence Vendor-09/02/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/28/2025 Open-Appraisal is Missing Valuations missing from uploaded documents - Due Diligence Vendor-08/28/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/28/2025	Resolved-Received appraisal. - Due Diligence Vendor-09/02/2025	Months Reserves exceed minimum required - 37 months more than the 3 months required. Residual Income =/> 1.5 times $3,500 monthly residual income - Over $12K residual income.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5350391
XXXX	XXXX	304817034	D	B	C	B	A	A	D	A	Closed	FPRO1253	2025-08-28 15:55	2025-09-02 15:43	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received XXXX with score 2.2. - Due Diligence Vendor-09/02/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/28/2025 Open-Missing to support appraisal once received. - Due Diligence Vendor-08/28/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/28/2025	Resolved-Received CU with score 2.2. - Due Diligence Vendor-09/02/2025	Months Reserves exceed minimum required - 37 months more than the 3 months required. Residual Income =/> 1.5 times $3,500 monthly residual income - Over $12K residual income.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5352579
XXXX	XXXX	304817034	D	B	C	B	A	A	D	A	Closed	FCRE6763	2025-08-28 15:50	2025-08-28 15:56	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income documentation does not meet guidelines	Waived-Client exception granted to allow not meeting guideline for rental income. Non-material waiver applied with comp factors. Deemed non-material due to experienced investor and 1007 provided more than supports qualifying rental income. - Due Diligence Vendor-09/02/2025 Open-Missing lease plus two months proof of receipt for non subject REO properties, two total. Using lease + 1007 on one and 1007 only on the other. - Due Diligence Vendor-08/28/2025		Waived-Client exception granted to allow not meeting guideline for rental income. Non-material waiver applied with comp factors. Deemed non-material due to experienced investor and 1007 provided more than supports qualifying rental income. - Due Diligence Vendor-09/02/2025	Months Reserves exceed minimum required - 37 months more than the 3 months required. Residual Income =/> 1.5 times $3,500 monthly residual income - Over $12K residual income.	Mortgage History 0X30 24+ months 5+ years SE history Residual Income		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Investor Post-Close	No	5352437
XXXX	XXXX	304817037	D	B	D	B	A	A	A	A	Closed	FCOM1220	2025-08-30 08:25	2026-02-23 09:39	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received correct recorded DOT - Due Diligence Vendor-09/17/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-09/15/2025 Counter-Received security instrument with loan amount of XXXX-provide subject property security instrument. - Due Diligence Vendor-09/03/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-09/02/2025 Open-The Deed of Trust is Missing . - Due Diligence Vendor-08/30/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-09/15/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-09/02/2025	Resolved-Received correct recorded DOT - Due Diligence Vendor-09/17/2025	On time mortgage history exceeds guideline requirement - Mortgage History 0x30x12. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR is 1.06. 1.00 was required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5370110
XXXX	XXXX	304817037	D	B	D	B	A	A	A	A	Closed	FCRE1194	2025-08-30 11:21	2025-09-03 15:59	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator provided a waiver for 70% LTV, applied to non material finding with comp factors - Due Diligence Vendor-09/03/2025 Ready for Review-Document Uploaded. - Seller-09/02/2025 Open-Audited LTV of 69.58% exceeds Guideline LTV of 65% - Due Diligence Vendor-08/30/2025	Ready for Review-Document Uploaded. - Seller-09/02/2025	Waived-Originator provided a waiver for 70% LTV, applied to non material finding with comp factors - Due Diligence Vendor-09/03/2025	On time mortgage history exceeds guideline requirement - Mortgage History 0x30x12. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR is 1.06. 1.00 was required.	Mortgage history: 0x30 for 24 months DSCR >1.00	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5370450
XXXX	XXXX	304817037	D	B	D	B	A	A	A	A	Closed	FCRE1198	2025-08-30 11:21	2025-09-03 15:56	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for no reserves, applied to non material finding with comp factors - Due Diligence Vendor-09/03/2025 Ready for Review-Document Uploaded. - Seller-09/02/2025 Open-Audited Reserves of 1.25 month(s) are less than Guideline Required Reserves of 3 month(s). - Due Diligence Vendor-08/30/2025	Ready for Review-Document Uploaded. - Seller-09/02/2025	Waived-Originator provided a waiver for no reserves, applied to non material finding with comp factors - Due Diligence Vendor-09/03/2025	On time mortgage history exceeds guideline requirement - Mortgage History 0x30x12. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR is 1.06. 1.00 was required.	1. DSCR is 1.06. 1.00 was required. 2. Mortgage History 0x30x12.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5370451
XXXX	XXXX	305039372	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	304825203	C	A	A	A	A	A	C	A	Closed	FPRO1257	2025-09-09 09:21	2025-09-18 17:41	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received original Appraisal used for qualification, XXXX and an SSR with a XXXX score of 2 - Due Diligence Vendor-09/18/2025
Ready for Review-Document Uploaded. he appraised value used for qualification is XXXX as per appraisal and final 1008, *not* XXXX. Please waive this finding - Seller-09/16/2025
Counter-XXXX provided states the Appraised Value is XXXX.  The appraised value used for qualification is XXXX.  Please provide a review product for the appraisal that was used for qualification.  - Due Diligence Vendor-09/16/2025
Ready for Review-The SSR uploaded already reflects value of XXXX as per appraisal. Please waive this finding or escalate to XXXX management - Seller-09/12/2025
Counter-SSR received reflects a different appraisal value.  Please provide secondary valuation.   - Due Diligence Vendor-09/12/2025
Ready for Review-Document Uploaded. SSRs have been uploaded and were with submission package. please waive this finding - Seller-09/10/2025
																						Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. Missing second valuation product for subject property. - Due Diligence Vendor-09/09/2025	Ready for Review-Document Uploaded. he appraised value used for qualification is XXXX as per appraisal and final 1008, *not* XXXX. Please waive this finding - Seller-09/16/2025 Ready for Review-The SSR uploaded already reflects value of XXXX as per appraisal. Please waive this finding or escalate to XXXX management - Seller-09/12/2025 Ready for Review-Document Uploaded. SSRs have been uploaded and were with submission package. please waive this finding - Seller-09/10/2025	Resolved-Received original Appraisal used for qualification, XXXX and an SSR with a LCA score of 2 - Due Diligence Vendor-09/18/2025	LTV is less than guideline maximum - LTV of 66.35% is below the maximum of 70% allowed per guidelines Months Reserves exceed minimum required - Verified assets of 35.09 months exceeds the minimum required of 0 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5463387
XXXX	XXXX	304892632	C	A	A	A	C	A	A	A	Closed	FCOM2276	2025-09-08 12:24	2025-09-15 10:49	Resolved	1 - Information	C	A	Compliance	TRID	Final CD: Disbursement Date is missing or inaccurate	Resolved-Received PCCD XXXX with correct disbursement date. - Due Diligence Vendor-09/15/2025 Ready for Review-Document Uploaded. PCCD uploaded - Seller-09/12/2025 Open------Disbursement date XXXX on Final CD is prior to Closing Date of XXXX. Prepaid Interest in section F of the last CD is also affected. Please provide a PCCD. - Due Diligence Vendor-09/08/2025	Ready for Review-Document Uploaded. PCCD uploaded - Seller-09/12/2025	Resolved-Received PCCD XXXX with correct disbursement date. - Due Diligence Vendor-09/15/2025	Qualifying DTI below maximum allowed - Max DTI is 50.40%, borrowers DTI is 31.79% Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720, borrowers mid score is 782		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5450916
XXXX	XXXX	304825171	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	304856666	C	A	C	A	A	A	A	A	Closed	FCRE1232	2025-09-26 16:48	2025-10-02 09:06	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-Loan switched to a XXXX, which has no minimum DSCR. - Due Diligence Vendor-10/02/2025 Open-The Calculated DSCR of '0.544' is less than the minimum DSCR per lender guidelines of '1'. Calculated DTI is .544, guideline min. is 1. Exception form in the file to allow DSCR of .517. Reamians material. - Due Diligence Vendor-09/29/2025		Resolved-Loan switched to a XXXX, which has no minimum DSCR. - Due Diligence Vendor-10/02/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying credit score is 707, guidelines require 700 On time mortgage history exceeds guideline requirement - Mortgage history ois 0x30x57 months. LTV is less than guideline maximum - LTV is 60%, guideline require 65%	0X30X24, 60% LTV, 707 fico		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5691918
XXXX	XXXX	304856666	C	A	C	A	A	A	A	A	Closed	FCRE1199	2025-09-26 17:08	2025-10-02 09:06	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Resolved-Loan switched to a XXXX, max loan amount XXXX. - Due Diligence Vendor-10/02/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX Subject loan amlunt is XXXX, guideline maximum is XXXX, approved exception form in the file. - Due Diligence Vendor-09/26/2025		Resolved-Loan switched to a XXXX, max loan amount $2MM. - Due Diligence Vendor-10/02/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying credit score is 707, guidelines require 700 On time mortgage history exceeds guideline requirement - Mortgage history ois 0x30x57 months. LTV is less than guideline maximum - LTV is 60%, guideline require 65%	0X30X24, 60% LTV, 707 fico		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5692159
XXXX	XXXX	304856806	D	B	D	B	A	A	A	A	Closed	FCRE1194	2025-09-29 09:59	2025-10-14 15:32	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator provided a waiver for LTV 70% on XXXX, applied to non material finding with comp factors - Due Diligence Vendor-10/14/2025
Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025
Counter-Received exception.  Please provide 1004D referenced in the exception. This was not provided in the original file.  - Due Diligence Vendor-10/01/2025
Ready for Review-Document Uploaded. Please see attached  - Seller-09/29/2025
																						Open-Audited LTV of 69.89% exceeds Guideline LTV of 65% Per appraisal subject is a XXXX, subject room appears to have a XXXX layout with mini fridge and no stove. - Due Diligence Vendor-09/29/2025	Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025 Ready for Review-Document Uploaded. Please see attached - Seller-09/29/2025	Waived-Originator provided a waiver for LTV 70% on Condo Hotel, applied to non material finding with comp factors - Due Diligence Vendor-10/14/2025	Months Reserves exceed minimum required - Min reserves req'd 2 mths-- Borrower has 4.99 mths in reserves Credit history exceeds minimum required - 24+ month credit history 0x30	Reserves: 3+ months more than required minimum reserves Credit history: 0x30 for 24+ months verified.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5700827
XXXX	XXXX	304856806	D	B	D	B	A	A	A	A	Closed	FCRE1197	2025-09-27 08:47	2025-10-01 11:21	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Received Credit Report reflecting qualifying fico. - Due Diligence Vendor-10/01/2025 Ready for Review-Document Uploaded. Please see attached - Seller-09/29/2025 Open-Audited FICO of is less than Guideline FICO of 640 Missing confirmation of the borrower's FICO scores. - Due Diligence Vendor-09/27/2025	Ready for Review-Document Uploaded. Please see attached - Seller-09/29/2025	Resolved-Received Credit Report reflecting qualifying fico. - Due Diligence Vendor-10/01/2025	Months Reserves exceed minimum required - Min reserves req'd 2 mths-- Borrower has 4.99 mths in reserves Credit history exceeds minimum required - 24+ month credit history 0x30		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5694190
XXXX	XXXX	304856806	D	B	D	B	A	A	A	A	Closed	FCRE5770	2025-09-27 08:27	2025-10-01 11:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received Credit Report. - Due Diligence Vendor-10/01/2025 Ready for Review-Document Uploaded. Please see attached - Seller-09/29/2025 Open-Borrower 1 Credit Report is Missing. Missing Borrower's Credit Report. Upon receipt and review, additional conditions may apply. - Due Diligence Vendor-09/27/2025	Ready for Review-Document Uploaded. Please see attached - Seller-09/29/2025	Resolved-Received Credit Report. - Due Diligence Vendor-10/01/2025	Months Reserves exceed minimum required - Min reserves req'd 2 mths-- Borrower has 4.99 mths in reserves Credit history exceeds minimum required - 24+ month credit history 0x30		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5694153
XXXX	XXXX	304875585	C	B	C	B	A	A	A	A	Closed	FCRE1510	2025-10-15 21:21	2025-10-21 16:04	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Notary and Signature page of the Security Instrument. - Due Diligence Vendor-10/21/2025 Ready for Review-Document Uploaded. Please see attached document - pages 37 to 38 of Signed closing package shows Notary and signature page. - Seller-10/17/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing notary and signature page. - Due Diligence Vendor-10/16/2025	Ready for Review-Document Uploaded. Please see attached document - pages 37 to 38 of Signed closing package shows Notary and signature page. - Seller-10/17/2025	Resolved-Received Notary and Signature page of the Security Instrument. - Due Diligence Vendor-10/21/2025	LTV is less than guideline maximum - LTV is 70% with max allowed to 75% Credit history exceeds minimum required - Mortgage history exceeds 12 mo's.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5911003
XXXX	XXXX	304875585	C	B	C	B	A	A	A	A	Closed	FCRE1198	2025-10-16 15:53	2025-10-21 16:01	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for insufficient reserves, applied to non material finding with comp factors - Due Diligence Vendor-10/21/2025 Ready for Review-Document Uploaded. Please see attached Exception request form. - Seller-10/17/2025 Open-Audited Reserves of 3.31 month(s) are less than Guideline Required Reserves of 6 month(s) 6 months reserves required per guidelines - Due Diligence Vendor-10/16/2025	Ready for Review-Document Uploaded. Please see attached Exception request form. - Seller-10/17/2025	Waived-Originator provided a waiver for insufficient reserves, applied to non material finding with comp factors - Due Diligence Vendor-10/21/2025	LTV is less than guideline maximum - LTV is 70% with max allowed to 75% Credit history exceeds minimum required - Mortgage history exceeds 12 mo's.	Housing History 0x30x24 Reducing PI payment 10% 24 month credit history exceeds minimum required.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	5922146
XXXX	XXXX	304875562	C	B	C	B	C	A	A	A	Closed	finding-3635	2025-10-15 18:13	2025-11-06 09:37	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-11/06/2025
Ready for Review-Please escalate this for manager review, Recording fees are not subject to change of circumstances requirements. The recording fees can increase without any tolerance limits being applied. This is because recording fees are considered to be part of the standard costs associated with the mortgage transaction and do not require a change of circumstances to be validly increased. - Seller-11/05/2025
Counter-Received final CD XXXX which is in file. The Recording fees increased from $424 to $515 on the Final CD without a valid COC. Finding reamins. - Due Diligence Vendor-10/20/2025
Ready for Review-Document Uploaded. Please see attached  - Seller-10/16/2025
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($515.00) exceed the comparable charges ($424.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ------Ten (10%) tolerance fees (Recording Fee) increased by $91 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $48.60, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 years, expiration date XXXX .
																						- Due Diligence Vendor-10/15/2025	Ready for Review-Please escalate this for manager review, Recording fees are not subject to change of circumstances requirements. The recording fees can increase without any tolerance limits being applied. This is because recording fees are considered to be part of the standard costs associated with the mortgage transaction and do not require a change of circumstances to be validly increased. - Seller-11/05/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/16/2025	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-11/06/2025	LTV is less than guideline maximum - Lender max LTV 65%, subject LTV 51.28% LTV Qualifying DTI below maximum allowed - Lender max DTI 50.49%, borrower DTI 41.82%		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5910124
XXXX	XXXX	304875562	C	B	C	B	C	A	A	A	Closed	FCRE1199	2025-10-16 12:07	2025-10-20 14:56	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Originator provided a waiver for loan amount, applied to non material finding with comp factors - Due Diligence Vendor-10/20/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/16/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX -Provide Lender exception for loan amount of XXXX, guideline maximum is XXXX. - Due Diligence Vendor-10/16/2025	Ready for Review-Document Uploaded. Please see attached - Seller-10/16/2025	Waived-Originator provided a waiver for loan amount, applied to non material finding with comp factors - Due Diligence Vendor-10/20/2025	LTV is less than guideline maximum - Lender max LTV 65%, subject LTV 51.28% LTV Qualifying DTI below maximum allowed - Lender max DTI 50.49%, borrower DTI 41.82%	4+ years in primary residence 5+ years verified employment history exceeds guidelines	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	5918003
XXXX	XXXX	304875512	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	304875514	D	A	D	A	A	A	A	A	Closed	FCRE5770	2025-10-20 15:04	2025-10-31 15:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received credit supplement. - Due Diligence Vendor-10/31/2025
Ready for Review-Document Uploaded. Please see attached Credit Supplement for XXXX.  - Seller-10/30/2025
Counter-XXXX date last active is XXXX - Due Diligence Vendor-10/28/2025
Ready for Review-The credit report delivered with the loan file dated XXXX reports both XXXX and XXXX thru XXXX with no lates in the last 12 months. No additional statements are required.  - Seller-10/24/2025
Counter-Received statement for XXXX reflecting XXXX payment and statement for XXXX dated XXXX showing payment made XXXX.  Missing confirmation of XXXX payment.  For XXXX-missing 7/1 and 8/1 payments made  (received Nov statement).  Credit supplements or VOMs recommended. - Due Diligence Vendor-10/24/2025
Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please refer to page 77-86 and attached herein. - Seller-10/22/2025
Counter-Received credit report-missing updated rating for both mortgages within 30 days of application date-XXXX dla 8/1 and XXXX dla 7/1-application date XXXX - Due Diligence Vendor-10/22/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-10/21/2025
																						Open-Borrower 1 Credit Report is Missing. MISSING - Due Diligence Vendor-10/20/2025	Ready for Review-Document Uploaded. Please see attached Credit Supplement for NAF. - Seller-10/30/2025 Ready for Review-The credit report delivered with the loan file dated XXXX reports both XXXX and XXXX thru XXXX with no lates in the last 12 months. No additional statements are required. - Seller-10/24/2025 Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please refer to page 77-86 and attached herein. - Seller-10/22/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-10/21/2025	Resolved-Received credit supplement. - Due Diligence Vendor-10/31/2025	LTV is less than guideline maximum - Maximum is 80% LTV - actual is 51.28% LTV Months Reserves exceed minimum required - Required 6 months PITIA reserves - actual is 121.70 months reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5950022
XXXX	XXXX	304875514	D	A	D	A	A	A	A	A	Closed	FCRE5771	2025-10-20 15:04	2025-10-31 15:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Resolved-Received borrower 2 Credit Report. - Due Diligence Vendor-10/22/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-10/21/2025 Open-Borrower 2 Credit Report is Missing. MISSING - Due Diligence Vendor-10/20/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-10/21/2025	Resolved-Received borrower 2 Credit Report. - Due Diligence Vendor-10/22/2025	LTV is less than guideline maximum - Maximum is 80% LTV - actual is 51.28% LTV Months Reserves exceed minimum required - Required 6 months PITIA reserves - actual is 121.70 months reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5950023
XXXX	XXXX	304875514	D	A	D	A	A	A	A	A	Closed	FCRE1197	2025-10-20 15:27	2025-10-22 14:25	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Audited FICO of 768 is greater than or equal to Guideline FICO of 700 - Due Diligence Vendor-10/22/2025 Ready for Review-The credit reports have been attached to related findings. The qualifying FICO is 768. - Seller-10/21/2025 Open-Audited FICO of is less than Guideline FICO of 700 missing credit report for both - Due Diligence Vendor-10/20/2025	Ready for Review-The credit reports have been attached to related findings. The qualifying FICO is 768. - Seller-10/21/2025	Resolved-Audited FICO of 768 is greater than or equal to Guideline FICO of 700 - Due Diligence Vendor-10/22/2025	LTV is less than guideline maximum - Maximum is 80% LTV - actual is 51.28% LTV Months Reserves exceed minimum required - Required 6 months PITIA reserves - actual is 121.70 months reserves			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5950373
XXXX	XXXX	304875545	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	304892630	D	B	D	B	A	A	A	A	Closed	FCRE1197	2025-10-22 19:49	2025-11-12 07:17	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Received exception waiver for 5% LTV exception. Originator waiver applied with comp factors to non-material finding - Due Diligence Vendor-11/12/2025 Ready for Review-Please see attached Exception allowing LTV up to 75% with a 653 FICO - Seller-11/07/2025 Ready for Review-Document Uploaded. Please see attached Exception allowing LTV up to 75% with a 653 FICO - Seller-11/07/2025 Open-Audited FICO of 653 is less than Guideline FICO of 660 At 75% LTV min score is 660 - Due Diligence Vendor-10/22/2025	Ready for Review-Please see attached Exception allowing LTV up to 75% with a 653 FICO - Seller-11/07/2025 Ready for Review-Document Uploaded. Please see attached Exception allowing LTV up to 75% with a 653 FICO - Seller-11/07/2025	Waived-Received exception waiver for 5% LTV exception. Originator waiver applied with comp factors to non-material finding - Due Diligence Vendor-11/12/2025	Months Reserves exceed minimum required - 3 mos reserves needed - with cash back - borrower has 67.75 remaining Credit history exceeds minimum required - Credit history exceeds 24 mo's with 0x30	24+ months credit history exceeds minimum required Reserves 3+ months above minimum requirement	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	5981250
XXXX	XXXX	304892630	D	B	D	B	A	A	A	A	Closed	FCRE1316	2025-10-21 10:20	2025-11-04 13:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received pre close VVOE - Due Diligence Vendor-11/04/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/31/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing VVOE within 10 days of closing is missing. - Due Diligence Vendor-10/21/2025	Ready for Review-Document Uploaded. Please see attached - Seller-10/31/2025	Resolved-Received pre close VVOE - Due Diligence Vendor-11/04/2025	Months Reserves exceed minimum required - 3 mos reserves needed - with cash back - borrower has 67.75 remaining Credit history exceeds minimum required - Credit history exceeds 24 mo's with 0x30		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5957223
XXXX	XXXX	304875580	C	A	C	A	A	A	A	A	Closed	FCRE1440	2025-10-21 10:08	2025-10-27 14:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contained all required documentation. Statement documents 2 interest payments have been made confirming XXXX payment. - Due Diligence Vendor-10/27/2025
Ready for Review- XXXX mortgage statement provides the last payment breakdown with no late fees.  - Seller-10/23/2025
Counter-First payment should be XXXX-provide acceptable VOM.   - Due Diligence Vendor-10/23/2025
Ready for Review-The borrower acquired the property XXXX. As such the first payment would be in XXXX. The delivered loan file included the XXXX mortgage statement with payments from XXXX. Additionally it is noted that the payoff statement does not reflect any late fees.  - Seller-10/21/2025
																						Open-Housing History Does Not Meet Guideline Requirements Need full VOM w/ XXXX property to cover the time of inception of the loan. - Due Diligence Vendor-10/21/2025	Ready for Review- XXXX mortgage statement provides the last payment breakdown with no late fees. - Seller-10/23/2025 Ready for Review-The borrower acquired the property XXXX. As such the first payment would be in XXXX. The delivered loan file included the XXXX mortgage statement with payments from XXXX. Additionally it is noted that the payoff statement does not reflect any late fees. - Seller-10/21/2025	Resolved-Upon further review, the loan file contained all required documentation. Statement documents 2 interest payments have been made confirming XXXX payment. - Due Diligence Vendor-10/27/2025	Months Reserves exceed minimum required - 28.22 months reserves exceed required 3 by 25.22 months Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 728 is higher than the required 700			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5957051
XXXX	XXXX	304875580	C	A	C	A	A	A	A	A	Closed	FCRE1509	2025-10-21 12:38	2025-10-23 14:52	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Received executed Note. - Due Diligence Vendor-10/23/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-10/22/2025 Open-Note is not executed - Due Diligence Vendor-10/21/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-10/22/2025	Resolved-Received executed Note. - Due Diligence Vendor-10/23/2025	Months Reserves exceed minimum required - 28.22 months reserves exceed required 3 by 25.22 months Qualifying FICO score is at least 20 points above minimum for program - Mid FICO 728 is higher than the required 700		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5960241
XXXX	XXXX	304875450	D	A	D	A	A	A	A	A	Closed	FCRE0177	2025-10-21 14:47	2025-10-30 14:04	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Received revised 1008/1003 qualifying with full PITIA on subject. - Due Diligence Vendor-10/30/2025
Ready for Review-Document Uploaded. Please see attached correct 1008 - Seller-10/28/2025
Counter-1008 received reflects rental income considered for subject property-missing 1007 comparable rent schedule to support.   - Due Diligence Vendor-10/23/2025
Ready for Review-Disagree, not a valid finding. Lender notes no 1007 is required for this scenario, no rents are being used to qualify and XXXX Guidelines do not require the 1007 when not using rents to qualify.  - Seller-10/22/2025
																						Open-Missing Third Party Market Rent Source Missing 1007/ Rent Schedule for the subject. - Due Diligence Vendor-10/21/2025	Ready for Review-Document Uploaded. Please see attached correct 1008 - Seller-10/28/2025 Ready for Review-Disagree, not a valid finding. Lender notes no 1007 is required for this scenario, no rents are being used to qualify and XXXX Guidelines do not require the 1007 when not using rents to qualify. - Seller-10/22/2025	Resolved-Received revised 1008/1003 qualifying with full PITIA on subject. - Due Diligence Vendor-10/30/2025	Months Reserves exceed minimum required - Min reserves req'd 0 mths-- Borrower has 14.77 mths in reserves Qualifying DTI below maximum allowed - Max DTI 50.49--- Borrower's DTI is under 17%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5962430
XXXX	XXXX	304875457	D	A	D	A	A	A	D	A	Closed	FPRO1253	2025-10-24 10:09	2025-11-24 13:15	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received Desk Review. Value Supported. - Due Diligence Vendor-11/24/2025 Ready for Review-Document Uploaded. Please see attached - Seller-11/21/2025 Open-XXXX in file contains a score of 4.6, missing secondary valuation to support appraisal. - Due Diligence Vendor-10/24/2025	Ready for Review-Document Uploaded. Please see attached - Seller-11/21/2025	Resolved-Received Desk Review. Value Supported. - Due Diligence Vendor-11/24/2025	LTV is less than guideline maximum - maximum is 65% LTV - actual is 55.46% LTV Verified employment history exceeds guidelines - Experienced Investor - since XXXX		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6003716
XXXX	XXXX	304875457	D	A	D	A	A	A	D	A	Closed	FCOM1221	2025-10-22 09:17	2025-10-28 15:02	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Incomplete	Resolved-Received all pages of the DOT - Due Diligence Vendor-10/28/2025 Ready for Review-Document Uploaded. I tested the new upload with Mtg DOT & Legal - Seller-10/24/2025 Counter-Review is unable to open upload XXXX at 2:35. Please re upload complete security instrument. - Due Diligence Vendor-10/23/2025 Ready for Review-Document Uploaded. - Seller-10/22/2025 Ready for Review-Document Uploaded. please see attached - Seller-10/22/2025 Open-The Deed of Trust is Incomplete Missing signature and notary pages. - Due Diligence Vendor-10/22/2025	Ready for Review-Document Uploaded. I tested the new upload with Mtg DOT & Legal - Seller-10/24/2025 Ready for Review-Document Uploaded. - Seller-10/22/2025 Ready for Review-Document Uploaded. please see attached - Seller-10/22/2025	Resolved-Received all pages of the DOT - Due Diligence Vendor-10/28/2025	LTV is less than guideline maximum - maximum is 65% LTV - actual is 55.46% LTV Verified employment history exceeds guidelines - Experienced Investor - since XXXX		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5969661
XXXX	XXXX	304875457	D	A	D	A	A	A	D	A	Closed	FCRE1201	2025-10-22 09:26	2025-10-23 14:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received Fraud Report. - Due Diligence Vendor-10/23/2025 Ready for Review-Document Uploaded. please see attached - Seller-10/22/2025 Open-Missing Third Party Fraud Report Missing Fraud Report - Due Diligence Vendor-10/22/2025	Ready for Review-Document Uploaded. please see attached - Seller-10/22/2025	Resolved-Received Fraud Report. - Due Diligence Vendor-10/23/2025	LTV is less than guideline maximum - maximum is 65% LTV - actual is 55.46% LTV Verified employment history exceeds guidelines - Experienced Investor - since XXXX		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5969790
XXXX	XXXX	304875457	D	A	D	A	A	A	D	A	Closed	FCRE1148	2025-10-22 09:24	2025-10-23 14:12	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received updated preliminary title reflecting sufficient coverage. - Due Diligence Vendor-10/23/2025 Ready for Review-Please see attached - Seller-10/22/2025 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). title coverage missing - Due Diligence Vendor-10/22/2025	Ready for Review-Please see attached - Seller-10/22/2025	Resolved-Received updated preliminary title reflecting sufficient coverage. - Due Diligence Vendor-10/23/2025	LTV is less than guideline maximum - maximum is 65% LTV - actual is 55.46% LTV Verified employment history exceeds guidelines - Experienced Investor - since XXXX			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5969763
XXXX	XXXX	304875564	C	B	C	B	A	A	A	A	Closed	FCRE1199	2025-10-22 08:53	2025-10-22 11:01	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Originator exception granted to allow Loan amount > XXXX, Non-material waiver applied with comp factors. non-material due to Excellent credit - Due Diligence Vendor-10/22/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX Lender Exception on file. "Allow Loan amount at XXXX" - Due Diligence Vendor-10/22/2025		Waived-Originator exception granted to allow Loan amount > $2 Million, Non-material waiver applied with comp factors. non-material due to Excellent credit - Due Diligence Vendor-10/22/2025	Residual Income =/> 1.5 times $3,500 monthly residual income - Excess Resid Inc Avail (+76k) Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640, Bwr FICO 701	24 + Month ontime mortgage history 24 + Month credit history 5 + Years self employed		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	5969324
XXXX	XXXX	304875394	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	304875601	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	304875439	C	A	C	A	A	A	A	A	Closed	FCRE0970	2025-10-28 12:34	2025-11-13 12:40	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Updated XXXX provided for the current appraisal. - Due Diligence Vendor-11/13/2025
Ready for Review-Document Uploaded. Please see attached - Seller-11/12/2025
Counter-XXXX appraisal is not for the Appraised value used for qualification. Please provide the Desk Review reflecting the Appraised value of XXXX required for securitization.  - Due Diligence Vendor-11/05/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-11/03/2025
Counter-Received both appraisal.  XXXX in file does not match all data points for appraisal being used.  Finding remains.  - Due Diligence Vendor-11/03/2025
Ready for Review-Document Uploaded. Please see attached both appraisals. - Seller-10/30/2025
Counter-No document uploaded.  XXXX in file does not match appraisal being used.  All data points must match.  - Due Diligence Vendor-10/30/2025
Ready for Review-The XXXX was completed based on the original appraisal.  The difference is that the appraisal was updated to show the correct bath count (Changed from XXXX to XXXX) which decreased the value slightly; however, it is unreasonable to order a new XXXX when the lower value was being used to qualify.  Both appraisals are in the file and would be supported by the XXXX. - Seller-10/29/2025
Open-XXXX value does not match appraisal value. (Name of appraiser and date are correct) - Due Diligence Vendor-10/28/2025	Ready for Review-Document Uploaded. Please see attached - Seller-11/12/2025

 Ready for Review-Document Uploaded. Please see attached.  - Seller-11/03/2025

 Ready for Review-Document Uploaded. Please see attached both appraisals. - Seller-10/30/2025

 Ready for Review-The CDA was completed based on the original appraisal.  The difference is that the appraisal was updated to show the correct bath count (Changed from 3 to 2.1) which decreased the value slightly; however, it is unreasonable to order a new CDA when the lower value was being used to qualify.  Both appraisals are in the file and would be supported by the CDA. - Seller-10/29/2025

																								Resolved-Updated CDA provided for the current appraisal. - Due Diligence Vendor-11/13/2025	Qualifying DTI below maximum allowed - 35.03% DTI below max allowed of 50% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660, Bwr FICO 796		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6039182
XXXX	XXXX	304875527	C	B	C	B	A	A	A	A	Closed	FCRE1194	2025-10-30 16:35	2025-11-05 08:02	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator waiver applied to non-material finding with compensating factors. To allow loan amount of XXXX - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please see attached Exception used for Final loan approval - Seller-10/31/2025 Open-Audited LTV of 63.57% exceeds Guideline LTV of 0% Per XXXX matrix, dated XXXX, a rate/term refinance of a non-owner occupied residence utilizing the bank statement program is not available beyond a loan amount of XXXX. The subject loan amount is XXXX. As a result, the transaction is ineligible. - Due Diligence Vendor-10/30/2025	Ready for Review-Document Uploaded. Please see attached Exception used for Final loan approval - Seller-10/31/2025	Waived-Originator waiver applied to non-material finding with compensating factors. To allow loan amount of $XXXX million - Due Diligence Vendor-11/05/2025	Qualifying DTI below maximum allowed - 21.88% DTI ratio, 50% maximum DTI allowed. Qualifying FICO score is at least 20 points above minimum for program - 774 qualifying FICO score, 720 minimum score required.	FICO of 774 is more than 20 points above min allowed 0x30x24 credit history 20+ years on job	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	6075046
XXXX	XXXX	304875527	C	B	C	B	A	A	A	A	Closed	FCRE1199	2025-10-30 11:54	2025-11-05 08:01	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Originator waiver applied to non-material finding with compensating factors. To allow loan amount of XXXX - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please see attached Exception used for Final loan approval - Seller-10/31/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX Max loan amount is XXXX, subject loan is XXXX. It should be noted that the lender's 1008 reflects a need for a loan amount exception. - Due Diligence Vendor-10/30/2025	Ready for Review-Document Uploaded. Please see attached Exception used for Final loan approval - Seller-10/31/2025	Waived-Originator waiver applied to non-material finding with compensating factors. To allow loan amount of XXXX - Due Diligence Vendor-11/05/2025	Qualifying DTI below maximum allowed - 21.88% DTI ratio, 50% maximum DTI allowed. Qualifying FICO score is at least 20 points above minimum for program - 774 qualifying FICO score, 720 minimum score required.	FICO of 774 is more than 20 points above min allowed 0x30x24 credit history 20+ years on job	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	6069980
XXXX	XXXX	304875572	C	A	A	A	C	A	A	A	Closed	FCOM1978	2025-10-28 15:51	2025-11-24 09:27	Resolved	1 - Information	C	A	Compliance	TRID	Missing Intent to Proceed	Resolved-------Received acknowledgement borrower signed Intent to Proceed. Finding Resolved. - Due Diligence Vendor-11/24/2025 Ready for Review-Document Uploaded. Please see attached Audit Trail showing the borrower e-signed her docs and gave Intent to Proceed on XXXX - Seller-11/21/2025 Open-There are fees on the final CD that are POC and borrower's signed intent to proceed is missing from file. - Due Diligence Vendor-10/28/2025	Ready for Review-Document Uploaded. Please see attached Audit Trail showing the borrower e-signed her docs and gave Intent to Proceed on XXXX - Seller-11/21/2025	Resolved-------Received acknowledgement borrower signed Intent to Proceed. Finding Resolved. - Due Diligence Vendor-11/24/2025	Qualifying DTI below maximum allowed - DTI of 42.31% is below the maximum allowed per guidelines of 50% Months Reserves exceed minimum required - Verified assets of 30.89 months exceeds the minimum required of 3 months		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	6043063
XXXX	XXXX	304892513	C	A	C	A	A	A	B	A	Closed	FCRE0184	2025-10-31 11:08	2025-11-07 09:23	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Upon further review, the loan file contained all required business purpose documentation. - Due Diligence Vendor-11/07/2025 Ready for Review-Document Uploaded. Please see Business Purpose Affidavit confirming all funds are to be used for business. - Seller-11/05/2025 Open-Missing Cash-out Letter on a Business Purpose Loan. Not found in uploaded documents - Due Diligence Vendor-10/31/2025	Ready for Review-Document Uploaded. Please see Business Purpose Affidavit confirming all funds are to be used for business. - Seller-11/05/2025	Resolved-Upon further review, the loan file contained all required business purpose documentation. - Due Diligence Vendor-11/07/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Min DSCR is .80, borrowers DSCR is above 1.0 at 1.075 Months Reserves exceed minimum required - 3 month minimum reserve required, borrower has 89.4 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6082532
XXXX	XXXX	304892513	C	A	C	A	A	A	B	A	Closed	FPRO0022	2025-10-31 11:08	2025-11-05 13:43	Resolved	1 - Information	B	A	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Resolved-The appraisal was completed on after the disaster on XXXX. Disaster end date XXXX. - Due Diligence Vendor-11/05/2025 Open-FEMA disaster after appraisal without a Public PDI or 1004D. No comments found in appraisal XXXX Severe Storms, Straight-line Winds, Tornadoes, and Flooding (XXXX) Incident Period: XXXX- XXXX Major Disaster Declaration declared on XXXX - Due Diligence Vendor-10/31/2025		Resolved-The appraisal was completed on after the disaster on XXXX. Disaster end date XXXX. - Due Diligence Vendor-11/05/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Min DSCR is .80, borrowers DSCR is above 1.0 at 1.075 Months Reserves exceed minimum required - 3 month minimum reserve required, borrower has 89.4 documented			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6082531
XXXX	XXXX	304892601	D	A	D	A	A	A	A	A	Closed	FPRO1256	2025-11-03 09:57	2026-05-21 16:43	Resolved	1 - Information	D	A	Credit	Eligibility	HOA Questionnaire Document is Partially Provided	Resolved-Received confirmation subject is not part of affordability restriction. - Due Diligence Vendor-12/03/2025
Ready for Review-Document Uploaded. Please see attached email from the Title company - XXXX.com indicating subject property unit is not part of the Affordable Housing Restriction. Please clear this finding.  - Seller-11/28/2025
Counter-Received restrictions-Affordable Housing-provide confirmation subject is not noted within restriction.  Title requirement #15, email from title or appraiser to confirm.   - Due Diligence Vendor-11/05/2025
Ready for Review-Document Uploaded. Please see attached.  The deed or resale restrictions are based on the Affordable Housing Unit.  - Seller-11/04/2025
																						Open-Subject Property is part of an HOA but the HOA Questionnaire Document is only Partially Provided. Project to confirm what exactly the deed or resale restrictions are based on questionnaire box checked pg 450. Additional findings may apply as it may affect warrantability. - Due Diligence Vendor-11/03/2025	Ready for Review-Document Uploaded. Please see attached email from the Title company - XXXX indicating subject property unit is not part of the Affordable Housing Restriction. Please clear this finding. - Seller-11/28/2025 Ready for Review-Document Uploaded. Please see attached. The deed or resale restrictions are based on the Affordable Housing Unit. - Seller-11/04/2025	Resolved-Received confirmation subject is not part of affordability restriction. - Due Diligence Vendor-12/03/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640, borrowers mid score is 676 LTV is less than guideline maximum - Max LTV is 75%, loan is at 70%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6097496
XXXX	XXXX	304892601	D	A	D	A	A	A	A	A	Closed	FCRE2244	2025-11-03 09:57	2026-05-21 13:49	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Received comparable descriptions, no further action required. - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. Please see attached XXXX document. The Appraiser use the one tower that is a dedicated residential tower (XXXX) for  comparable sale no. 1  - XXXX  and the comparable rent schedule shows 2 addresses that is also located on XXXX,  XXXX and XXXX.  No issues found. Please clear this finding.  - Seller-11/14/2025
Counter-Comparable 1 and rental comparables appear to be XXXX, per photos.  Appraiser to confirm subject is not a XXXX and clarify  use of XXXX as comparables and rental comparables (or confirm comparables considered are not XXXX).   Additional conditions may apply - Due Diligence Vendor-11/05/2025
Ready for Review-Document Uploaded.  - Seller-11/04/2025
Ready for Review-I disagree. Please see attached HOA cert item 8- The project does not allow or have XXXX;/XXXX/XXXX activities, mandatory or voluntary rental-pooling arrangements, or other restrictions on the unit owner's ability to occupy the unit.  Also, XXXX on XXXX is not a XXXX in the sense of being a XXXX-style condominium with nightly rentals. It is a residential condominium development with fee-simple ownership and a prohibition (or strong restriction) on short-term rentals (daily/weekly). The rental minimum of ~30 days suggests it is aimed at residential leasing rather than XXXX operations. Please clear this finding or escalate to management.  - Seller-11/04/2025
Open-Property Issues are identified for the property Pg 426 shows "XXXX" which is a XXXX chain. Appraiser to elaborate on this and confirm whether subject is a XXXX. - Due Diligence Vendor-11/03/2025	Ready for Review-Document Uploaded. Please see attached XXXX document. The Appraiser use the one tower that is a dedicated residential tower (XXXX) for comparable sale no. 1 - XXXX and the comparable rent schedule shows 2 addresses that is also located on XXXX, XXXX and XXXX. No issues found. Please clear this finding. - Seller-11/14/2025
 Ready for Review-Document Uploaded.  - Seller-11/04/2025
 Ready for Review-I disagree. Please see attached HOA cert item 8- The project does not allow or have XXXX;/XXXX/XXXX activities, mandatory or voluntary rental-pooling arrangements, or other restrictions on the unit owner's ability to occupy the unit.  Also, XXXX on XXXX is not a XXXX in the sense of being a XXXX-style condominium with nightly rentals. It is a residential condominium development with fee-simple ownership and a prohibition (or strong restriction) on short-term rentals (daily/weekly). The rental minimum of ~30 days suggests it is aimed at residential leasing rather than hotel operations. Please clear this finding or escalate to management.  - Seller-11/04/2025
																								Resolved-Received comparable descriptions, no further action required. - Due Diligence Vendor-11/18/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640, borrowers mid score is 676 LTV is less than guideline maximum - Max LTV is 75%, loan is at 70%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6097497
XXXX	XXXX	304892601	D	A	D	A	A	A	A	A	Closed	FCRE0108	2025-10-31 12:56	2025-11-18 13:32	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received confirmation of sufficient Fidelity Coverage. - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. Please see attached Master Insurance Policy. The XXXX policy’s Crime Insurance section includes Employee Dishonesty coverage, which satisfies XXXX’s fidelity insurance requirement. Per XXXX Selling Guide B7-1-04, fidelity/employee dishonesty coverage must protect the HOA/association against loss resulting from fraudulent or dishonest acts by officers, directors, or employees. The Crime coverage in the master policy provides this protection. Also, the Crime/Employee Dishonesty coverage in the policy meets the minimum amount required of $1 million per XXXX guidelines.  Please clear this finding.
 - Seller-11/14/2025
Open-Fidelity Coverage not met. XXXX Policy does not reflect Fidelity coverage-need clarification if the crime coverage covers fidelity employee dishonesty. - Due Diligence Vendor-10/31/2025	Ready for Review-Document Uploaded. Please see attached Master Insurance Policy. The XXXX policy’s Crime Insurance section includes Employee Dishonesty coverage, which satisfies XXXX’s fidelity insurance requirement. Per XXXX Selling Guide B7-1-04, fidelity/employee dishonesty coverage must protect the HOA/association against loss resulting from fraudulent or dishonest acts by officers, directors, or employees. The Crime coverage in the master policy provides this protection. Also, the Crime/Employee Dishonesty coverage in the policy meets the minimum amount required of $1 million per XXXX guidelines. Please clear this finding.
 - Seller-11/14/2025
																								Resolved-Received confirmation of sufficient Fidelity Coverage. - Due Diligence Vendor-11/18/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640, borrowers mid score is 676 LTV is less than guideline maximum - Max LTV is 75%, loan is at 70%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6084905
XXXX	XXXX	304875491	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	304875490	C	A	C	A	A	A	A	A	Closed	FCRE1317	2025-11-04 12:41	2025-11-19 08:58	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Resolved-Document Uploaded. Fictitious Business Name Search reflects the business name was filed XXXX or 24 months prior. - Due Diligence Vendor-11/19/2025
Counter-XXXX taxes and internet print out provided.  Please provide documentation to support the company has been operational for at least 2 years and the business is currently active and in good standing as required by the guidelines. - Due Diligence Vendor-11/17/2025
Ready for Review-Document Uploaded.  - Seller-11/14/2025
																						Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months Missing verification that the borrower's business, XXXX, has been operational for at least 2 years and the business is currently active and in good standing. - Due Diligence Vendor-11/04/2025	Ready for Review-Document Uploaded. - Seller-11/14/2025	Resolved-Document Uploaded. Fictitious Business Name Search reflects the business name was filed XXXX or 24 months prior. - Due Diligence Vendor-11/19/2025	LTV is less than guideline maximum - Max LTV is 70%, borrower's LTV is 60% Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640, borrower's mid score is 713		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	6119011
XXXX	XXXX	304892604	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	304892508	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	304892583	C	A	C	A	C	A	A	A	Closed	FCRE1198	2025-11-06 12:30	2025-11-10 15:17	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. - Due Diligence Vendor-11/10/2025

Ready for Review-We respectfully disagree. Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. Current P&I payment was $3561.43, new P&I is $2,618.49, a reduction of over 10%.
 - Seller-11/07/2025

																						Open-Audited Reserves of 1.11 month(s) are less than Guideline Required Reserves of 12 month(s) - Due Diligence Vendor-11/06/2025	Ready for Review-We respectfully disagree. Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. Current P&I payment was $3561.43, new P&I is $2,618.49, a reduction of over 10%. - Seller-11/07/2025	Resolved-Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. - Due Diligence Vendor-11/10/2025	Verified employment history exceeds guidelines - Borrower has been at employer for 10+ years Qualifying DTI below maximum allowed - Qualifying DTI 32.19 is less than the guideline max of 43.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6157513
XXXX	XXXX	304892583	C	A	C	A	C	A	A	A	Closed	FCRE1510	2025-11-05 09:22	2025-11-10 15:11	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Mortgage Document (Deed of Trust) was provided with the legal description. - Due Diligence Vendor-11/10/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/07/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -----missing Legal Description - Due Diligence Vendor-11/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/07/2025	Resolved-Mortgage Document (Deed of Trust) was provided with the legal description. - Due Diligence Vendor-11/10/2025	Verified employment history exceeds guidelines - Borrower has been at employer for 10+ years Qualifying DTI below maximum allowed - Qualifying DTI 32.19 is less than the guideline max of 43.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6131197
XXXX	XXXX	304892583	C	A	C	A	C	A	A	A	Closed	finding-3634	2025-11-05 09:57	2025-11-10 08:23	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved------Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-11/10/2025
Ready for Review-Document Uploaded. Supporting documents uploaded  - Seller-11/07/2025
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $169.25.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Tolerance violation for $169.25, Lender credits above legal limit is $168.95. 0% tolerance remaining is $0.30 - Due Diligence Vendor-11/05/2025	Ready for Review-Document Uploaded. Supporting documents uploaded - Seller-11/07/2025	Resolved------Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-11/10/2025	Verified employment history exceeds guidelines - Borrower has been at employer for 10+ years Qualifying DTI below maximum allowed - Qualifying DTI 32.19 is less than the guideline max of 43.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6131792
XXXX	XXXX	304896975	D	B	D	B	A	A	A	A	Closed	FCRE1198	2025-11-06 19:42	2025-11-18 12:35	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for reserves, applied to non material finding with comp factors - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. Please see attached exception allowing loan to close with 1 month in reserves.  Also, Please note that the XXXX Guide allows XXXX borrower and the XXXX Overlay was removed, therefore the XXXX exception is not required.   - Seller-11/13/2025
																						Open-Audited Reserves of 1.32 month(s) are less than Guideline Required Reserves of 2 month(s) The guidelines require 2 months reserves to be verified. Based on the cash-out amount, the borrower only verified 1.32 months of reserves. - Due Diligence Vendor-11/07/2025	Ready for Review-Document Uploaded. Please see attached exception allowing loan to close with 1 month in reserves. Also, Please note that the XXXX Guide allows XXXX borrower and the XXXX Overlay was removed, therefore the XXXX exception is not required. - Seller-11/13/2025	Waived-Originator provided a waiver for reserves, applied to non material finding with comp factors - Due Diligence Vendor-11/18/2025	Long term residence - Long Term Residence = 4+ years Credit history exceeds minimum required - Guidelines require a 12 month credit history. Borrower has an 82 month credit history.	4+ Years in Primary Residence 24+ month credit history exceeds minimum required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	6164666
XXXX	XXXX	304896975	D	B	D	B	A	A	A	A	Closed	FCRE6019	2025-11-07 10:18	2025-11-18 00:35	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Citizenship Documentation Not Provided	Waived-Originator waiver applied to non-material finding with compensating factors- to allow for XXXX, also ID and XXXX was provided. - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. The borrower's Photo ID was also delivered with the loan file. Please refer to paged 294 and attached herein. - Seller-11/13/2025
Counter-Received XXXX -missing photo ID-per guidelines The borrower(s) must possess a valid XXXX card or XXXX letter, and an Unexpired Government Photo ID (i.e. Driver’s license, International Passport, etc.) - Due Diligence Vendor-11/13/2025
Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please refer to page 300 and attached herein. - Seller-11/12/2025
Counter-Received exception for XXXX-missing XXXX documentation.  Finding remains.  - Due Diligence Vendor-11/11/2025
Ready for Review-Document Uploaded. Please see attached exception approval. - Seller-11/07/2025
																						Open-Borrower Citizenship Documentation Is Missing Borrower is a non-permanent resident and the loan file is missing the borrower's XXXX. - Due Diligence Vendor-11/07/2025	Ready for Review-Document Uploaded. The borrower's Photo ID was also delivered with the loan file. Please refer to paged 294 and attached herein. - Seller-11/13/2025 Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please refer to page 300 and attached herein. - Seller-11/12/2025 Ready for Review-Document Uploaded. Please see attached exception approval. - Seller-11/07/2025	Waived-Originator waiver applied to non-material finding with compensating factors- to allow for XXXX, also ID and XXXX was provided. - Due Diligence Vendor-11/18/2025	Long term residence - Long Term Residence = 4+ years Credit history exceeds minimum required - Guidelines require a 12 month credit history. Borrower has an 82 month credit history.	Reduction in P&I Payment Mortgage history 0x30 4 years at primary residence	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6170383
XXXX	XXXX	304896975	D	B	D	B	A	A	A	A	Closed	FCRE1440	2025-11-06 19:28	2025-11-13 14:36	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received 12 month payment history for subject. - Due Diligence Vendor-11/13/2025
Ready for Review-Payment history from XXXX Servicing was included in the uploaded documents. Please refer to page 3 of previously uploaded "mortgage history on subject property" document. - Seller-11/12/2025
Counter-Received payment history from XXXX Investments-missing VOM from XXXX servicing.   - Due Diligence Vendor-11/11/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-11/07/2025
																						Open-Housing History Does Not Meet Guideline Requirements Missing mortgage history on subject property. - Due Diligence Vendor-11/07/2025	Ready for Review-Payment history from XXXX Servicing was included in the uploaded documents. Please refer to page 3 of previously uploaded "mortgage history on subject property" document. - Seller-11/12/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/07/2025	Resolved-Received 12 month payment history for subject. - Due Diligence Vendor-11/13/2025	Long term residence - Long Term Residence = 4+ years Credit history exceeds minimum required - Guidelines require a 12 month credit history. Borrower has an 82 month credit history.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6164574
XXXX	XXXX	304875499	B	B	B	B	A	A	A	A	Closed	FCRE6019	2025-11-10 09:42	2025-11-12 16:10	Waived	2 - Non-Material	B	B	Credit	Missing Doc	Citizenship Documentation Not Provided	Waived-Borrower Citizenship Documentation Is Missing XXXX required forXXXX borrowers , Exception approved, non Material, XXXX. Originator exception granted and in file, waiver applied with comp factors - Due Diligence Vendor-11/12/2025 Open-Borrower Citizenship Documentation Is Missing XXXX required for XXXX borrowers , Exception approved, non Material, XXXX. Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-11/10/2025		Waived-Borrower Citizenship Documentation Is Missing VISA//ESTA required for foreign national borrowers , Exception approved, non Material, FN. Originator exception granted and in file, waiver applied with comp factors - Due Diligence Vendor-11/12/2025	Months Reserves exceed minimum required - 12.90 mths reserves; 6 mths required. Long term residence - Long Term Primary Residence	Reserves 3+ months above minimum.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	N/A	6191891
XXXX	XXXX	304892572	C	B	B	B	C	B	A	A	Closed	finding-3635	2025-11-05 14:37	2025-11-17 09:12	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-11/17/2025
Ready for Review-Document Uploaded.  - Seller-11/14/2025
Counter-Lender credit for increase in closing cost above legal limit is for $625.90.  10% Tolerance violation is $650.90.  Difference of $25.00.  Finding remains. - Due Diligence Vendor-11/11/2025
Ready for Review-Document Uploaded. FINAL, SIGNED CD AND PCCD UPLOADED SHOWING REFUND OF $625.90 - Seller-11/10/2025
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,125.00) exceed the comparable charges ($431.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Recording Fee) increased by $650.90 without a valid COC in file. Lender credit in the amount of $625.90 was issued on Final CD. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $25.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statue of Limitations 3 years. Expiration date XXXX - Due Diligence Vendor-11/05/2025	Ready for Review-Document Uploaded. - Seller-11/14/2025 Ready for Review-Document Uploaded. FINAL, SIGNED CD AND PCCD UPLOADED SHOWING REFUND OF $625.90 - Seller-11/10/2025	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-11/17/2025	LTV is less than guideline maximum - Required is 85 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 32.02% Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers mid score is 739		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6142846
XXXX	XXXX	304892572	C	B	B	B	C	B	A	A	Closed	FCRE1199	2025-11-07 09:17	2025-11-07 11:21	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived--Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-11/07/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX -Exception Approved in file to exceed Guideline Maximum Loan Amount of XXXX: Non-Material, Overlay, Low LTV. - Due Diligence Vendor-11/07/2025		Waived--Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-11/07/2025	LTV is less than guideline maximum - Required is 85 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 32.02% Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers mid score is 739	-24+ month on time mortgage history -LTV 5% below max -DTI 5% below max		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	6169426
XXXX	XXXX	304896948	C	A	C	A	A	A	A	A	Closed	FCRE8201	2025-11-10 14:50	2025-11-14 15:35	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Upon further review, the loan has sufficient documentation to support this was a city lien attached to the subject. - Due Diligence Vendor-11/14/2025 Ready for Review-Disagree, Lender notes - Borrower’s credit report verified the collection is not a personal debt, The city of XXXX provided the payoff reflects total amount of XXXX for the business purpose property located at XXXX - Seller-11/12/2025 Open-Missing information for the collection paid off on CD pg 47 for XXXX. Must be business related, if not then TRID applies. - Due Diligence Vendor-11/10/2025	Ready for Review-Disagree, Lender notes - Borrower’s credit report verified the collection is not a personal debt, The city of XXXX provided the payoff reflects total amount of $745.67 for the business purpose property located at XXXX - Seller-11/12/2025	Resolved-Upon further review, the loan has sufficient documentation to support this was a city lien attached to the subject. - Due Diligence Vendor-11/14/2025	Long term residence - Long Term Residence (+15 yrs) Months Reserves exceed minimum required - 70.43 mths reserves; 0 mths required.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6198933
XXXX	XXXX	304896950	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	304896978	D	A	D	A	A	A	C	A	Closed	FVAL1563	2025-11-07 11:31	2025-11-12 08:59	Resolved	1 - Information	C	A	Property	Appraisal	Unsupported adjustments or comps	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-11/12/2025
Ready for Review-We respectfully disagree. The loan file included two appraisals and the LTV was based on the lower of the two appraised value. The appraiser did include comments regarding the comps 1, 2, and 3. Please refer to 840 and 841 of the delivered loan file. - Seller-11/10/2025
																						Open-Appraisal dated XXXX: Comps 1, 2 and 3 all have excessive gross adjustments. Missing appraiser commentary on these adjustments being higher than industry standards. - Due Diligence Vendor-11/07/2025	Ready for Review-We respectfully disagree. The loan file included two appraisals and the LTV was based on the lower of the two appraised value. The appraiser did include comments regarding the comps 1, 2, and 3. Please refer to 840 and 841 of the delivered loan file. - Seller-11/10/2025	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-11/12/2025	Qualifying DTI below maximum allowed - DTI of 6.16% is below the maximum allowed per guidelines of 50.49% Months Reserves exceed minimum required - Verified assets of 25.43 months exceeds the minimum required of 0 months			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6172723
XXXX	XXXX	304896978	D	A	D	A	A	A	C	A	Closed	FCRE1158	2025-11-07 10:51	2025-11-12 07:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is not partially provided - Due Diligence Vendor-11/12/2025 Ready for Review-Document Uploaded. Please see attached HOI, Wind and Flood for total of $4833.63/month. - Seller-11/10/2025 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Audit unable to determine CD monthly escrow amount of $4,833.63 based on policies provided, audit figure coming out lower. - Due Diligence Vendor-11/07/2025	Ready for Review-Document Uploaded. Please see attached HOI, Wind and Flood for total of $4833.63/month. - Seller-11/10/2025	Resolved-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is not partially provided - Due Diligence Vendor-11/12/2025	Qualifying DTI below maximum allowed - DTI of 6.16% is below the maximum allowed per guidelines of 50.49% Months Reserves exceed minimum required - Verified assets of 25.43 months exceeds the minimum required of 0 months		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6171090
XXXX	XXXX	304892561	C	A	C	A	A	A	A	A	Closed	FCRE2244	2025-11-13 07:56	2025-12-19 17:29	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-After further review 1007 was commented on by the appraiser, Long terms rents were notated and used. Condition resolved - Due Diligence Vendor-12/19/2025
Ready for Review-Please clear as soon as possible, Lender notes this loan is a DSCR refinance transaction with a 1007 supporting the rents being used to qualify in accordance with DSCR section 3.3 and DSCR guidelines do not require the borrower to provide an explanation for this ratio calc which has the required docs already provided.  - Seller-12/18/2025
Counter-Comment from Appraiser stating long term was used for the calculation, however we are still missing confirmation if the borrower is using the subject as a STR or Long Term.  - Due Diligence Vendor-11/25/2025
Ready for Review-Document Uploaded. please waive, see attached Appraiser has provided the required comments regarding the FMR used to qualify.  - Seller-11/22/2025
Counter-No document received.  Property identified as an XXXX with income provided that is substantially less than income noted on 1007.  Appraiser to confirm whether the subject is currently being rented short or long term. If short term then then the XXXX data must be used to calculate DSCR and DSCR will be below .80. - Due Diligence Vendor-11/14/2025
Ready for Review-Disagree, Short term rental income calc does not apply for this refinance.  Lender notes the appraiser already addressed Short Term Rental and Long term rentals, with Long term being more accurate and used for this transaction. Please see 1007 comments “This form has been completed using long term rentals as using short term rentals would be misleading. Also, The XXXX income documentation is not relevant since qualifying ratio is based off 1007 market rents.  Please clear - Seller-11/13/2025
Open-Property Issues are identified for the property An annual XXXX was provided in file with substantially less income that what shows as long term on the 1007. Appraiser to confirm whether the subject is currently being rented short or long term. If short term then then the XXXX data must be used to calculate DSCR and DSCR will be below .80. - Due Diligence Vendor-11/13/2025	Ready for Review-Please clear as soon as possible, Lender notes this loan is a DSCR refinance transaction with a 1007 supporting the rents being used to qualify in accordance with DSCR section 3.3 and DSCR guidelines do not require the borrower to provide an explanation for this ratio calc which has the required docs already provided. - Seller-12/18/2025
 Ready for Review-Document Uploaded. please waive, see attached Appraiser has provided the required comments regarding the FMR used to qualify.  - Seller-11/22/2025
 Ready for Review-Disagree, Short term rental income calc does not apply for this refinance.  Lender notes the appraiser already addressed Short Term Rental and Long term rentals, with Long term being more accurate and used for this transaction. Please see 1007 comments “This form has been completed using long term rentals as using short term rentals would be misleading. Also, The XXXX income documentation is not relevant since qualifying ratio is based off 1007 market rents.  Please clear - Seller-11/13/2025
																								Resolved-After further review 1007 was commented on by the appraiser, Long terms rents were notated and used. Condition resolved - Due Diligence Vendor-12/19/2025	Months Reserves exceed minimum required - 12.01 months reserves; 6 months reserves required. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 779 Qualifying FICO score 779; guidelines require 720.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6235320
XXXX	XXXX	304896902	C	A	C	A	A	A	A	A	Closed	FCRE0151	2025-11-14 15:32	2025-11-18 12:44	Resolved	1 - Information	C	A	Credit	Eligibility	Unpaid taxes on subject property	Resolved-Upon further review, the loan file contained all required property tax documentation. - Due Diligence Vendor-11/18/2025 Ready for Review-We respectfully disagree. Please refer to section F, line 06 on final CD for evidence of the payment of delinquent taxes. - Seller-11/17/2025 Open-The subject property is not current on taxes. Unpaid taxes reflecting on title but are not paid on the CD. - Due Diligence Vendor-11/14/2025	Ready for Review-We respectfully disagree. Please refer to section F, line 06 on final CD for evidence of the payment of delinquent taxes. - Seller-11/17/2025	Resolved-Upon further review, the loan file contained all required property tax documentation. - Due Diligence Vendor-11/18/2025	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.53 Required is 50 Borrower has 38.53 Months Reserves exceed minimum required - 6 months minimum reserves required, borrower has 8.16 documented			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6259512
XXXX	XXXX	304896979	C	B	C	B	A	A	A	A	Closed	FCRE1440	2025-11-17 09:10	2025-12-01 13:24	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception granted, waiver applied with comp factors. Deemed non material du to Current history is in the other homeowner's name who are not being used to qualify for this loan. - Due Diligence Vendor-12/01/2025
Ready for Review-Document Uploaded. Please see attached Exception - Seller-11/26/2025
Counter-Received printout from XXXX-unclear as irregular payments made and extensive late charges-provide complete VOM or credit supplement.  Received XXXX transaction history reflecting 1x60 in Aug and 2 x30 in Sept and Nov-VOM to confirm required.  Program max is 1x30x12 - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-11/17/2025
																						Open-Housing History Does Not Meet Guideline Requirements Missing VOM for XXXX and XXXX - Due Diligence Vendor-11/17/2025	Ready for Review-Document Uploaded. Please see attached Exception - Seller-11/26/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2025	Waived-Originator exception granted, waiver applied with comp factors. Deemed non material du to Current history is in the other homeowner's name who are not being used to qualify for this loan. - Due Diligence Vendor-12/01/2025	Qualifying DTI below maximum allowed - Required is 55 Borrower has 34.11 Required is 55 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 756 Required is 680 Borrower has 756	* Reserves 3+ months above minimum required * Qualifying FICO score is at least 20 points above minimum for program * Qualifying DTI 5% below maximum allowed * Length of employment 25 years	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	6270267
XXXX	XXXX	304896979	C	B	C	B	A	A	A	A	Closed	FCRE1510	2025-11-13 12:54	2025-11-18 13:02	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-11/18/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Description attached to Deed of Trust. - Due Diligence Vendor-11/13/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2025	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-11/18/2025	Qualifying DTI below maximum allowed - Required is 55 Borrower has 34.11 Required is 55 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 756 Required is 680 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6241479
XXXX	XXXX	305052026	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305039364	C	B	C	B	A	A	A	A	Closed	FCRE1194	2025-11-16 13:22	2025-11-17 11:31	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-11/17/2025 Open-Audited LTV of 67.31% exceeds Guideline LTV of 65% Current XXXX Matrix allows MAX 65% LTV Cash-Out / 720+ FICO. Please allow 70% LTV. Exception in file - Due Diligence Vendor-11/17/2025		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-11/17/2025	Months Reserves exceed minimum required - 24 mos reserves; 0 required Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.56 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762	Qualifying FICO score is at least 20 points above min for program 24+ Months on time mortgage history exceeds guideline requirements Years on Job 20		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	6265570
XXXX	XXXX	305039366	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305039345	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305023692	D	B	D	B	A	A	A	A	Closed	FCRE1158	2025-12-08 13:42	2025-12-10 14:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received HOI with the correct premium - Due Diligence Vendor-12/10/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-12/08/2025 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Missing Final HOI docs to match premium amount used for closing. - Due Diligence Vendor-12/08/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-12/08/2025	Resolved-Received HOI with the correct premium - Due Diligence Vendor-12/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 753 Months Reserves exceed minimum required - 15 mths reserves; 6 mths required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6532887
XXXX	XXXX	305023692	D	B	D	B	A	A	A	A	Closed	FCRE3653	2025-12-08 16:30	2025-12-10 14:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Upon further review, the loan file contains sufficient documentation regarding the property management. - Due Diligence Vendor-12/10/2025
Ready for Review-Please note page 72 of the appraisal report delivered with the loan file included XXXX, XXXX, and XXXX expenses for the subject property which had zero management fees. That is sufficient confirmation that the property is self managed. Further explanation from the borrower is unwarranted.  - Seller-12/08/2025
																						Open-Missing letter of explanation from borrower confirming they self manage, prior years show 0 for management fees - Due Diligence Vendor-12/08/2025	Ready for Review-Please note page 72 of the appraisal report delivered with the loan file included XXXX, XXXX, and XXXX expenses for the subject property which had zero management fees. That is sufficient confirmation that the property is self managed. Further explanation from the borrower is unwarranted. - Seller-12/08/2025	Resolved-Upon further review, the loan file contains sufficient documentation regarding the property management. - Due Diligence Vendor-12/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 753 Months Reserves exceed minimum required - 15 mths reserves; 6 mths required.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6536782
XXXX	XXXX	305023692	D	B	D	B	A	A	A	A	Closed	FCRE1498	2025-12-08 16:04	2025-12-08 16:36	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)	Waived-Client exception granted to allow First time investor not allowed on 5-10 units, on title (LLC) since XXXX. Non-material waiver applied with comp factors. - Due Diligence Vendor-12/08/2025 Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) Approved lender exception on file. "First time investor not allowed on 5-10 units, on title (LLC) since XXXX" - Due Diligence Vendor-12/08/2025		Waived-Client exception granted to allow First time investor not allowed on 5-10 units, on title (LLC) since XXXX. Non-material waiver applied with comp factors. - Due Diligence Vendor-12/08/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 753 Months Reserves exceed minimum required - 15 mths reserves; 6 mths required.	Fico is 20+ points above the required 24+ month of clean credit history 24+ months housing history 0x30		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Investor Post-Close	No	6536250
XXXX	XXXX	304910091	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305023650	C	A	C	A	A	A	A	A	Closed	FCRE1510	2025-12-18 08:51	2026-01-09 09:19	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received recorded security instrument with clear copy of XXXX Notary seal. - Due Diligence Vendor-01/09/2026
Ready for Review-Document Uploaded. Please clear  - Seller-01/07/2026
Counter-Received security instrument and notary seal is not legible.  Please provide legible copy.   - Due Diligence Vendor-12/23/2025
Ready for Review-Document Uploaded. please see attached complete Mortgage Document (Deed of Trust) copy  - Seller-12/21/2025
																						Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Notary Page and Signature/Seal. - Due Diligence Vendor-12/19/2025	Ready for Review-Document Uploaded. Please clear - Seller-01/07/2026 Ready for Review-Document Uploaded. please see attached complete Mortgage Document (Deed of Trust) copy - Seller-12/21/2025	Resolved-Received recorded security instrument with clear copy of XXXX Notary seal. - Due Diligence Vendor-01/09/2026	Months Reserves exceed minimum required - 4.27 months reserves exceed 0 required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6681107
XXXX	XXXX	305030824	C	A	C	A	A	A	A	A	Closed	FCRE0105	2025-12-30 18:00	2026-01-07 18:07	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received Report. - Due Diligence Vendor-01/07/2026
Ready for Review-Document Uploaded. Please see attached. A finalized or stamped structural engineering report is not required. The completed questionnaire and addendum specifically address structural safety and condition at the association level.  See condo questionnaire addendum 1-12:
-The HOA reports no known deficiencies related to safety, soundness, structural integrity, or habitability of the project buildings.
-There are no outstanding or anticipated code violations related to structural safety.
-No prior inspections identified structural issues, and no open repair items impacting safety were disclosed.
-The HOA confirms a funding plan and reserve schedule for maintenance components.

These representations are exactly what the XXXX addendum are designed to capture and rely upon for project eligibility. The agencies do not require lenders to independently obtain or validate a separate structural engineering report when the HOA has certified these items via the standardized questionnaire and addendum.

With respect to XXXX’s milestone inspection and XXXX statutes, those requirements apply to HOA compliance, not mortgage eligibility. A XXXX report is not required for lending purposes however, the presence of a XXXX in the file labeled as “draft” is acceptable and does not impact project eligibility.
 - Seller-01/05/2026
Open-The file does not contain the required structural engineer report per state law. Provide Missing Structural Report. - Due Diligence Vendor-12/30/2025	Ready for Review-Document Uploaded. Please see attached. A finalized or stamped structural engineering report is not required. The completed questionnaire and addendum specifically address structural safety and condition at the association level. See condo questionnaire addendum 1-12:
-The HOA reports no known deficiencies related to safety, soundness, structural integrity, or habitability of the project buildings.
-There are no outstanding or anticipated code violations related to structural safety.
-No prior inspections identified structural issues, and no open repair items impacting safety were disclosed.
-The HOA confirms a funding plan and reserve schedule for maintenance components.

These representations are exactly what the XXXX addendum are designed to capture and rely upon for project eligibility. The agencies do not require lenders to independently obtain or validate a separate structural engineering report when the HOA has certified these items via the standardized questionnaire and addendum.

With respect to XXXX milestone inspection and XXXX statutes, those requirements apply to HOA compliance, not mortgage eligibility. A XXXX report is not required for lending purposes however, the presence of a XXXX in the file labeled as “draft” is acceptable and does not impact project eligibility.
 - Seller-01/05/2026
																								Resolved-Received Report. - Due Diligence Vendor-01/07/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 767. Required is 660 Borrower has 809 LTV is less than guideline maximum - LTV Required is 75% Borrower has 69.07%. Required is 75 Borrower has 69.07		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6862311
XXXX	XXXX	305029519	C	A	C	A	A	A	A	A	Closed	FCRE1254	2025-12-30 20:47	2026-01-21 17:28	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Title reflecting vesting in borrowers name. - Due Diligence Vendor-01/21/2026

Ready for Review-Document Uploaded.  - Seller-01/17/2026

Ready for Review-Not needed, this grant deed determines the vesting title will report...  - Seller-01/17/2026

Counter-Received Deed confirming individual vesting.  Provide title supplement reflecting borrowers name for vesting.   - Due Diligence Vendor-01/02/2026

Ready for Review-Document Uploaded. please see attached recorded grant deed reflects borrower vested as an individual - Seller-12/31/2025

																						Open-Property Title Issue Lender to provide a corrected title report or updated DOT to reflect vesting to match the title report. Title Report and Title Suppl both reflect vesting to remain in the LLC; however, the Deed of Trust in file reflects borrower vested as an individual. Additional conditions may apply. - Due Diligence Vendor-12/31/2025	Ready for Review-Document Uploaded. - Seller-01/17/2026 Ready for Review-Not needed, this grant deed determines the vesting title will report... - Seller-01/17/2026 Ready for Review-Document Uploaded. please see attached recorded grant deed reflects borrower vested as an individual - Seller-12/31/2025	Resolved-Received Title reflecting vesting in borrowers name. - Due Diligence Vendor-01/21/2026	LTV is less than guideline maximum - Required is 65 Borrower has 50.63 On time mortgage history exceeds guideline requirement - Borrower has 0x30x24 month mortgage history on the subject property. Guides allow up to 0x90x12.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6863102
XXXX	XXXX	305029341	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305030841	C	A	C	A	A	A	A	A	Closed	FCRE1204	2026-01-02 09:48	2026-01-08 16:21	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-01/08/2026 Ready for Review-Document Uploaded. See attached. - Seller-01/06/2026 Counter-Received fraud report. Provide XXXX clearance for XXXX. - Due Diligence Vendor-01/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/05/2026 Open-Fraud Report Shows Uncleared Alerts Fraud report reflects an alert for the loan officer being on internal company watchlist, no documentation provided to clear the alert. - Due Diligence Vendor-01/02/2026	Ready for Review-Document Uploaded. See attached. - Seller-01/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/05/2026	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-01/08/2026	Months Reserves exceed minimum required - NONE REQUIRED HAVE 32 MONTHS. Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 686 Required is 660 Borrower has 686		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6892670
XXXX	XXXX	305030841	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-01-02 09:48	2026-01-08 16:21	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/05/2026 Open-OFAC Check Not Completed and/or Cleared Loan officer was flagged on theXXXX exclusionary list, no documentation to support the third party originator has been cleared. - Due Diligence Vendor-01/02/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/05/2026	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/08/2026	Months Reserves exceed minimum required - NONE REQUIRED HAVE 32 MONTHS. Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 686 Required is 660 Borrower has 686		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6892671
XXXX	XXXX	305030825	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-01-02 11:07	2026-01-06 15:14	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW attestation of Condo Warrantability. - Due Diligence Vendor-01/06/2026 Ready for Review-Document Uploaded. Please see attached 1008 Snippet of UW Comments - UW attestation shows Non-warrantable condo. - Seller-01/02/2026 Open-UW Attestation/Docs stating warrantability are missing. UW Attestation/Docs stating warrantability are missing. - Due Diligence Vendor-01/02/2026	Ready for Review-Document Uploaded. Please see attached 1008 Snippet of UW Comments - UW attestation shows Non-warrantable condo. - Seller-01/02/2026	Resolved-Received UW attestation of Condo Warrantability. - Due Diligence Vendor-01/06/2026	LTV is less than guideline maximum - Required is 80 Borrower has 65 Required is 80 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 706 Required is 640 Borrower has 706		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6894584
XXXX	XXXX	305030825	C	A	C	A	A	A	A	A	Closed	FCRE1143	2026-01-02 09:48	2026-01-06 15:12	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-Received Guide that allow Builder Control with an estimated transfer date noted. - Due Diligence Vendor-01/06/2026
Ready for Review-Document Uploaded. Section 8.4 HOA Control states : The developer may be in control of the condominium association as long as the Master Agreement provides for the homeowners to take control upon either a predetermined percentage of unit sales or within a defined time period. Condo Project Questionnaire  dated XXXX shows estimated date of transfer will occur on XXXX. This meets the requirement of Section 8.4 HOA Control. No issues found.  - Seller-01/02/2026
																						Open-Builder is in control of HOA until XXXX per questionnaire - Due Diligence Vendor-01/02/2026	Ready for Review-Document Uploaded. Section 8.4 HOA Control states : The developer may be in control of the condominium association as long as the Master Agreement provides for the homeowners to take control upon either a predetermined percentage of unit sales or within a defined time period. Condo Project Questionnaire dated XXXX shows estimated date of transfer will occur on XXXX. This meets the requirement of Section 8.4 HOA Control. No issues found. - Seller-01/02/2026	Resolved-Received Guide that allow Builder Control with an estimated transfer date noted. - Due Diligence Vendor-01/06/2026	LTV is less than guideline maximum - Required is 80 Borrower has 65 Required is 80 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 706 Required is 640 Borrower has 706		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6892674
XXXX	XXXX	305030825	C	A	C	A	A	A	A	A	Closed	FCRE0099	2026-01-02 12:25	2026-01-06 15:08	Resolved	1 - Information	C	A	Credit	Eligibility	Discrepancy between Condo Questionnaire and Appraisal	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-01/06/2026
Ready for Review-The discrepancy between the Condo Questionnaire and the Appraisal is attributed to timing differences and the use of preliminary data in the Appraisal.  Pls note that the Appraisal Effective Report Date is XXXX while the Condo Project Questionnaire is XXXX. Updated documentation confirms the project’s current status and intended use, and no material change has occurred that would alter eligibility or project classification.
The figures reported in the Condo Questionnaire reflect the most current information available from the developer/HOA at the time of completion. The numbers cited in the Appraisal appear to rely on earlier projections and/or market estimates, which may not align with updated sales and leasing data. As such, the Condo Questionnaire should be considered the authoritative source for current unit status.  Also, UW notes indicated property will be a XXXX once completed. Please clear this finding,  - Seller-01/02/2026
Open-Units for sale, total units sold, number of units rented. Provide clarification if property will be a XXXX once completed - Due Diligence Vendor-01/02/2026	Ready for Review-The discrepancy between the Condo Questionnaire and the Appraisal is attributed to timing differences and the use of preliminary data in the Appraisal. Pls note that the Appraisal Effective Report Date is XXXX while the Condo Project Questionnaire is XXXX. Updated documentation confirms the project’s current status and intended use, and no material change has occurred that would alter eligibility or project classification.
The figures reported in the Condo Questionnaire reflect the most current information available from the developer/HOA at the time of completion. The numbers cited in the Appraisal appear to rely on earlier projections and/or market estimates, which may not align with updated sales and leasing data. As such, the Condo Questionnaire should be considered the authoritative source for current unit status.  Also, UW notes indicated property will be a XXXX once completed. Please clear this finding,  - Seller-01/02/2026
																								Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-01/06/2026	LTV is less than guideline maximum - Required is 80 Borrower has 65 Required is 80 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 706 Required is 640 Borrower has 706			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6897376
XXXX	XXXX	305030825	C	A	C	A	A	A	A	A	Closed	FCRE0108	2026-01-02 12:34	2026-01-06 14:56	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received Master Policy reflecting sufficient Fidelity Coverage - Due Diligence Vendor-01/06/2026 Ready for Review-Document Uploaded. Please see attached Fidelity Coverage. - Seller-01/02/2026 Open-Fidelity Coverage not met. Fidelity Coverage is not listed on master policy provided - Due Diligence Vendor-01/02/2026	Ready for Review-Document Uploaded. Please see attached Fidelity Coverage. - Seller-01/02/2026	Resolved-Received Master Policy reflecting sufficient Fidelity Coverage - Due Diligence Vendor-01/06/2026	LTV is less than guideline maximum - Required is 80 Borrower has 65 Required is 80 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 706 Required is 640 Borrower has 706		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6897735
XXXX	XXXX	305030898	C	A	C	A	A	A	A	A	Closed	FCRE8701	2026-01-06 08:43	2026-01-13 15:14	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received Annual Report which discloses the EIN - Due Diligence Vendor-01/13/2026
Ready for Review-I disagree. The requested EIN has been adequately documented in the loan file. The XXXX Articles of Incorporation and the XXXX Profit Corporation Annual Report are official, government-issued records and clearly disclose the company’s XXXX (EIN). These documents are acceptable for EIN verification purposes and meet standard XXXX due diligence and documentation requirements.

An IRS-issued EIN confirmation letter is not a regulatory or XXXX requirement when the EIN is clearly evidenced on valid state-issued corporate filings. As the EIN is verifiable within the documents already provided, the request for additional IRS documentation is redundant.

Based on the sufficiency of the documentation in file, the counter finding has been fully addressed. Please clear this finding or escalate to management.    - Seller-01/10/2026
Counter-Please provide the EIN from the XXXX.  - Due Diligence Vendor-01/08/2026
Ready for Review-Document Uploaded. Please see attached XXXX Articles of Incorporation and XXXX ( EIN) noted on the XXXX Profit Corporation Annual Report. Please clear this finding. - Seller-01/06/2026
Open-The Business Entity Formation Document is Missing. Investor to review and approve all Entity documentation. Missing EIN number - Due Diligence Vendor-01/06/2026	Ready for Review-I disagree. The requested EIN has been adequately documented in the loan file. The XXXX Articles of Incorporation and the XXXX Profit Corporation Annual Report are official, government-issued records and clearly disclose the company’s FEI (EIN). These documents are acceptable for EIN verification purposes and meet standard XXXX due diligence and documentation requirements.

An IRS-issued EIN confirmation letter is not a regulatory or XXXX requirement when the EIN is clearly evidenced on valid state-issued corporate filings. As the EIN is verifiable within the documents already provided, the request for additional IRS documentation is redundant.

Based on the sufficiency of the documentation in file, the counter finding has been fully addressed. Please clear this finding or escalate to management.    - Seller-01/10/2026
 Ready for Review-Document Uploaded. Please see attached XXXX Articles of Incorporation and XXXX ( EIN) noted on the XXXX Profit Corporation Annual Report. Please clear this finding. - Seller-01/06/2026
																								Resolved-Received Annual Report which discloses the EIN - Due Diligence Vendor-01/13/2026	Months Reserves exceed minimum required - O MONTHS REQUIRED 75 MONTHS HAVE Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Required is 700 Borrower has 762		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6931597
XXXX	XXXX	305035290	C	A	C	A	A	A	A	A	Closed	FCRE1491	2026-01-09 10:55	2026-01-26 14:26	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received title receipt of closing funds and business account was not used. - Due Diligence Vendor-01/26/2026
Ready for Review-Document Uploaded. We kindly disagree, Please note that the funds, received for closing, came from the borrower's personal account ending in XXXX.  The business account was only used to evidence additional reserves and would not require a Business Use of Funds letter since the funds were not used.   The Letter is only required if funds are being withdrawn and paid out to complete the closing. - Seller-01/23/2026
																						Open-Asset Qualification Does Not Meet Guideline Requirements As business funds from account ending in #XXXX are being used for closing, missing a Letter of Explanation executed by the Borrower (who is majority of the business’ ownership) describing the potential impact on the business if business funds are used for closing. - Due Diligence Vendor-01/09/2026	Ready for Review-Document Uploaded. We kindly disagree, Please note that the funds, received for closing, came from the borrower's personal account ending in XXXX. The business account was only used to evidence additional reserves and would not require a Business Use of Funds letter since the funds were not used. The Letter is only required if funds are being withdrawn and paid out to complete the closing. - Seller-01/23/2026	Resolved-Received title receipt of closing funds and business account was not used. - Due Diligence Vendor-01/26/2026	On time mortgage history exceeds guideline requirement - 0x30x39 Months Reserves exceed minimum required - 7.04 mos reserves; 6 mos required		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7007517
XXXX	XXXX	305029520	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305030865	D	A	D	A	A	A	A	A	Closed	FCRE1345	2026-01-09 13:37	2026-01-14 15:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Resolved-Received Rent Payments - Due Diligence Vendor-01/14/2026 Ready for Review-Document Uploaded. Please see attached 2 months receipt of rent payments for units 2, 3 and 5. Please clear this finding. - Seller-01/12/2026 Open-Since the leases have been converted to month-to-month for Units 2, 3 and 5, the most recent two (2) months proof of rent receipt to evidence continuance of lease on refinance transactions is required. - Due Diligence Vendor-01/09/2026	Ready for Review-Document Uploaded. Please see attached 2 months receipt of rent payments for units 2, 3 and 5. Please clear this finding. - Seller-01/12/2026	Resolved-Received Rent Payments - Due Diligence Vendor-01/14/2026	LTV is less than guideline maximum - Max LTV is 75 Borrower has 49.74 Required is 75 Borrower has 49.74 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 790 Required is 680 Borrower has 790		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7012205
XXXX	XXXX	305035342	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305039248	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-01-09 18:15	2026-01-15 14:08	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Upon further review, the loan file contained a Final combined Settlement Statement. - Due Diligence Vendor-01/15/2026
Ready for Review-We respectfully disagree. As mentioned in a the related finding. the combined settlement statement was already reviewed and delivered with the loan file. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. Please escalate and clear the findings accordingly. - Seller-01/13/2026
Counter-Payoff(s) on the CD/HUD are not reported on Title Report. The combined settlement statement shows XXXX for funds towards exchange replacement property. Additional findings may apply. - Due Diligence Vendor-01/13/2026
Ready for Review-Document Uploaded. As mentioned in a the related finding. the combined settlement statement was already reviewed and delivered with the loan file. Please see attached.  - Seller-01/12/2026
Open-The Final SELLER CD/HUD is missing. - Due Diligence Vendor-01/09/2026	Ready for Review-We respectfully disagree. As mentioned in a the related finding. the combined settlement statement was already reviewed and delivered with the loan file. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. Please escalate and clear the findings accordingly. - Seller-01/13/2026

 Ready for Review-Document Uploaded. As mentioned in a the related finding. the combined settlement statement was already reviewed and delivered with the loan file. Please see attached.  - Seller-01/12/2026

																								Resolved-Upon further review, the loan file contained a Final combined Settlement Statement. - Due Diligence Vendor-01/15/2026	Months Reserves exceed minimum required - 6 months reserves required - borrower has 67.55 months Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 772 Required is 680 Borrower has 772		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7018644
XXXX	XXXX	305039248	C	A	C	A	A	A	A	A	Closed	FCRE0196	2026-01-09 18:15	2026-01-15 14:08	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Upon further review, Seller is doing a 1031 exchange, no other documentation required as it does not effect the Title for the subject. - Due Diligence Vendor-01/15/2026
Ready for Review-We respectfully disagree. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. Please escalate and clear the findings accordingly. - Seller-01/13/2026
Counter-Payoff(s) on the CD/HUD are not reported on Title Report. The combined settlement statement shows XXXX for funds towards exchange replacement property. Additional findings may apply. - Due Diligence Vendor-01/13/2026
Ready for Review-We respectfully disagree. Private party payoffs are not always be on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan.  - Seller-01/12/2026
																						Open-Payoff(s) on the CD/HUD are not reported on Title Report. The combined settlement statement shows XXXX for funds towards exchange replacement property. Additional findings may apply. - Due Diligence Vendor-01/12/2026	Ready for Review-We respectfully disagree. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. Please escalate and clear the findings accordingly. - Seller-01/13/2026 Ready for Review-We respectfully disagree. Private party payoffs are not always be on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. - Seller-01/12/2026	Resolved-Upon further review, Seller is doing a 1031 exchange, no other documentation required as it does not effect the Title for the subject. - Due Diligence Vendor-01/15/2026	Months Reserves exceed minimum required - 6 months reserves required - borrower has 67.55 months Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 772 Required is 680 Borrower has 772			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7018645
XXXX	XXXX	305039276	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-01-12 14:36	2026-01-14 15:55	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller Settlement Statement. - Due Diligence Vendor-01/14/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/12/2026 Open-The Final SELLER CD/HUD is missing. Missing the Final Seller CD/ HUD. - Due Diligence Vendor-01/12/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/12/2026	Resolved-Received Seller Settlement Statement. - Due Diligence Vendor-01/14/2026	Months Reserves exceed minimum required - Min reserves req'd 3 mths- Borrower has 123.77 mths in reserves. Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 9.74 Required is 50 Borrower has 10.87		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7048142
XXXX	XXXX	305039275	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-01-14 06:07	2026-01-21 14:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received verification of taxes. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/16/2026 Counter-Received Tax estimate and Tax Cert for what appears to be another borrower and another property XXXX instead of XXXX. - Due Diligence Vendor-01/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/14/2026 Open-Property V (XXXX): Provide verification of Property Taxes. - Due Diligence Vendor-01/14/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/14/2026	Resolved-Received verification of taxes. - Due Diligence Vendor-01/21/2026	Months Reserves exceed minimum required - Guidelines require 3 months of reserves. The borrower has 97.51 months of verified reserves. Qualifying DTI below maximum allowed - Required is 50. Borrower has 4.16. Required is 50 Borrower has 4.16		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7081697
XXXX	XXXX	305039275	D	A	D	A	A	A	A	A	Closed	FCRE1157	2026-01-13 17:27	2026-01-16 15:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received Hazard Insurance Policy and RCE. - Due Diligence Vendor-01/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/14/2026 Open-Missing Hazard Insurance Policy Provide missing Homeowner's Insurance Policy for subject property. - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/14/2026	Resolved-Received Hazard Insurance Policy and RCE. - Due Diligence Vendor-01/16/2026	Months Reserves exceed minimum required - Guidelines require 3 months of reserves. The borrower has 97.51 months of verified reserves. Qualifying DTI below maximum allowed - Required is 50. Borrower has 4.16. Required is 50 Borrower has 4.16		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7075041
XXXX	XXXX	305035416	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305035365	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305039208	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305035366	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-01-14 10:23	2026-01-23 15:50	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received source of EMD. Audited Reserves of 15.99 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/23/2026
Ready for Review-Document Uploaded. Please see attached EMD source. Please clear this finding. - Seller-01/22/2026
Counter-Source of the EMD is required to be sure it meets the assets allowed for down payment, closing costs and reserves requirements.  - Due Diligence Vendor-01/16/2026
Ready for Review-DSCR Section 7.1 Verification of Assets guide states Large Deposits do not need to be sourced on DSCR loans. Please clear this finding.  - Seller-01/15/2026
																						Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Provide source of funds used for EMD listed on CD of XXXX - Due Diligence Vendor-01/14/2026	Ready for Review-Document Uploaded. Please see attached EMD source. Please clear this finding. - Seller-01/22/2026 Ready for Review-DSCR Section 7.1 Verification of Assets guide states Large Deposits do not need to be sourced on DSCR loans. Please clear this finding. - Seller-01/15/2026	Resolved-Received source of EMD. Audited Reserves of 15.99 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-01/23/2026	Long term residence - Borrower has lived at primary for 5 years. LTV is less than guideline maximum - Required is 70 Borrower has 34.84 Required is 70 Borrower has 34.84		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7085785
XXXX	XXXX	305035366	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-01-14 10:02	2026-01-23 15:50	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received Source of EMD - Due Diligence Vendor-01/23/2026
Ready for Review-Document Uploaded. Please see attached EMD source. Please clear this finding.  - Seller-01/22/2026
Counter-Source of the EMD is required to be sure it meets the assets allowed for down payment, closing costs and reserves requirements.  - Due Diligence Vendor-01/16/2026
Ready for Review-DSCR Section 7.1 Verification of Assets guide states Large Deposits do not need to be sourced on DSCR loans. Please clear this finding. - Seller-01/15/2026
																						Open-Total Qualified Assets Post-Close amount is 'XXXX'. Assets are Insufficient. Provide source of funds used for EMD listed on CD of XXXX - Due Diligence Vendor-01/14/2026	Ready for Review-Document Uploaded. Please see attached EMD source. Please clear this finding. - Seller-01/22/2026 Ready for Review-DSCR Section 7.1 Verification of Assets guide states Large Deposits do not need to be sourced on DSCR loans. Please clear this finding. - Seller-01/15/2026	Resolved-Received Source of EMD - Due Diligence Vendor-01/23/2026	Long term residence - Borrower has lived at primary for 5 years. LTV is less than guideline maximum - Required is 70 Borrower has 34.84 Required is 70 Borrower has 34.84		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7085162
XXXX	XXXX	305035366	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-01-14 08:44	2026-01-16 16:59	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/legal. - Due Diligence Vendor-01/16/2026 Ready for Review-Document Uploaded. Please see attached DOT with legal description. - Seller-01/15/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal - Due Diligence Vendor-01/14/2026	Ready for Review-Document Uploaded. Please see attached DOT with legal description. - Seller-01/15/2026	Resolved-Received Mortgage w/legal. - Due Diligence Vendor-01/16/2026	Long term residence - Borrower has lived at primary for 5 years. LTV is less than guideline maximum - Required is 70 Borrower has 34.84 Required is 70 Borrower has 34.84		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7083538
XXXX	XXXX	305035366	C	A	C	A	A	A	A	A	Closed	FCRE1143	2026-01-14 09:07	2026-01-16 16:58	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-HOA questionnaire states no date but at 90% sold. - Due Diligence Vendor-01/16/2026

Ready for Review-Document Uploaded. Please see attached Condo Project Questionnaire stating the Builder will turned over to the unit owners at 90% sold which meets the DSCR guide wherein it states the developer may be in control of the condominium association as long as the Master Agreement provides for the homeowners to take control upon either a predetermined percentage of unit sales or within a defined time period.  - Seller-01/15/2026

																						Open-Builder is in control of HOA - Due Diligence Vendor-01/14/2026	Ready for Review-Document Uploaded. Please see attached Condo Project Questionnaire stating the Builder will turned over to the unit owners at 90% sold which meets the DSCR guide wherein it states the developer may be in control of the condominium association as long as the Master Agreement provides for the homeowners to take control upon either a predetermined percentage of unit sales or within a defined time period. - Seller-01/15/2026	Resolved-HOA questionnaire states no date but at 90% sold. - Due Diligence Vendor-01/16/2026	Long term residence - Borrower has lived at primary for 5 years. LTV is less than guideline maximum - Required is 70 Borrower has 34.84 Required is 70 Borrower has 34.84		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7083930
XXXX	XXXX	305035306	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305039297	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-01-14 14:05	2026-01-16 14:29	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received Type Q Warranty Attestation. - Due Diligence Vendor-01/16/2026 Ready for Review-Document Uploaded. Please see attached 1008 - Seller-01/15/2026 Open-UW Attestation/Docs stating warrantability are missing. Provide missing UW Attestation/Docs stating warrantability of condo. - Due Diligence Vendor-01/14/2026	Ready for Review-Document Uploaded. Please see attached 1008 - Seller-01/15/2026	Resolved-Received Type Q Warranty Attestation. - Due Diligence Vendor-01/16/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 42.72m LTV is less than guideline maximum - Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7092243
XXXX	XXXX	305039261	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-01-14 19:17	2026-02-03 11:30	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Audited Reserves of 5.57 month(s) are less than Guideline Required Reserves of 6 month(s) Originator waiver applied to non material finding with comp factors. deemed non material due to reserves are short by less than 1 month
 - Due Diligence Vendor-01/30/2026
Ready for Review-Document Uploaded. Please see attached the most current Final funds set, according to the PCCD  - Seller-01/27/2026
Counter-Asset worksheet provided.  Documented cash to close is XXXX, lender used XXXX cash to close. - Due Diligence Vendor-01/20/2026
Ready for Review-Document Uploaded. Please see attached funds to close calculation worksheet  - Seller-01/15/2026
																						Open-Audited Reserves of 4.54 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached the most current Final funds set, according to the PCCD - Seller-01/27/2026 Ready for Review-Document Uploaded. Please see attached funds to close calculation worksheet - Seller-01/15/2026	Waived-Audited Reserves of 5.57 month(s) are less than Guideline Required Reserves of 6 month(s) Originator waiver applied to non material finding with comp factors. deemed non material due to reserves are short by less than 1 month - Due Diligence Vendor-01/30/2026	Long term residence - borrower has resided in primarty for 3 years, 3 months Qualifying DTI below maximum allowed - Required is 50. Borrower has 35.72. Required is 50 Borrower has 35.72		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	7100351
XXXX	XXXX	305039359	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-01-15 13:23	2026-02-09 16:18	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Per the DSCR guidelines a FTHB is a borrower who has never previously owned a home, a time frame is not stated. Propeert report provided a property detail report supporting the borrower has ownd a property in the past. due to the guidelinesd not stating a time frame for owning real estate the borrower is not considered a FTHB. - Due Diligence Vendor-02/09/2026
Ready for Review-Please note that our guide states in section XXXX that a First Time Homebuyer is defined as someone who has never previously owned a home.  The Property Profile was provided to evidence that the borrower has owned a home previously.  XXXX would not apply for this loan as it meets the XXXX guide.  - Seller-02/09/2026
Counter-Guidelines are silent regarding the definition of FTHB.  Per XXXX FTHB  means someone who hasn't owned a home during the past three years - Due Diligence Vendor-02/02/2026
Ready for Review-We respectfully request supervisory review of the outstanding First Time Homebuyer (FTHB) finding due to continued misapplication of guideline definitions.
This loan is a XXXX DSCR loan and is governed by the applicable XXXX DSCR underwriting guidelines. Per Section XXXX – First Time Home Buyer (FTHB), a First Time Home Buyer is defined as an applicant who has never previously owned a home (real property). The guidelines do not define a First Time Homebuyer based on ownership within the last three years.
The borrower, XXXX, has documented prior homeownership history. The property profile for XXXX reflects a recorded sale date of XXXX with the borrower listed as a co-owner. This confirms the borrower has previously owned real property and does not meet the definition of a First Time Homebuyer under the XXXX DSCR guidelines.
Despite this documentation, the finding continues to rely on an agency-based definition of “no property owned in the last three years,” which is not applicable to XXXX DSCR loans. As a result, the application of the 70% maximum LTV restriction is incorrect. The subject LTV of 75% is acceptable per guideline.
We respectfully request supervisory review to resolve this finding in accordance with the correct XXXX DSCR guideline definition.
 - Seller-01/29/2026
Counter-Received property profile. Borrower considered first time homebuyer because no property owned in the last 3 years. Finding remains. - Due Diligence Vendor-01/28/2026
Ready for Review-Document Uploaded.  The finding is based on the assumption that the borrower is a First-Time Homebuyer (FTHB). This assumption is incorrect.
Borrower XXXX is not a First-Time Homebuyer, as reflected in the property profile for XXXX, which shows a recorded sale date of XXXX with the borrower listed as one of the co-owners.
Since the borrower does not meet the definition of a First-Time Homebuyer, the 70% maximum LTV restriction does not apply. Therefore, the subject LTV of 75% is acceptable per guideline. Please clear this finding.
 - Seller-01/26/2026
Open-Audited LTV of 75% exceeds Guideline LTV of 70% Borrower is a first time home buyer and a first time investor, per the guidelines the maximum LTV allowed is 70%, subject LTV is 75%. - Due Diligence Vendor-01/15/2026	Ready for Review-Please note that our guide states in section XXXX that a First Time Homebuyer is defined as someone who has never previously owned a home. The Property Profile was provided to evidence that the borrower has owned a home previously. XXXX would not apply for this loan as it meets the XXXX guide. - Seller-02/09/2026
 Ready for Review-We respectfully request supervisory review of the outstanding First Time Homebuyer (FTHB) finding due to continued misapplication of guideline definitions.
This loan is a XXXX DSCR loan and is governed by the applicable XXXX DSCR underwriting guidelines. Per Section XXXX – First Time Home Buyer (FTHB), a First Time Home Buyer is defined as an applicant who has never previously owned a home (real property). The guidelines do not define a First Time Homebuyer based on ownership within the last three years.
The borrower, XXXX, has documented prior homeownership history. The property profile for XXXX reflects a recorded sale date of XXXX with the borrower listed as a co-owner. This confirms the borrower has previously owned real property and does not meet the definition of a First Time Homebuyer under the XXXX DSCR guidelines.
Despite this documentation, the finding continues to rely on an agency-based definition of “no property owned in the last three years,” which is not applicable to XXXX DSCR loans. As a result, the application of the 70% maximum LTV restriction is incorrect. The subject LTV of 75% is acceptable per guideline.
We respectfully request supervisory review to resolve this finding in accordance with the correct XXXX DSCR guideline definition.
 - Seller-01/29/2026
 Ready for Review-Document Uploaded.  The finding is based on the assumption that the borrower is a First-Time Homebuyer (FTHB). This assumption is incorrect.
Borrower XXXX is not a First-Time Homebuyer, as reflected in the property profile for XXXX, which shows a recorded sale date of XXXX with the borrower listed as one of the co-owners.
Since the borrower does not meet the definition of a First-Time Homebuyer, the 70% maximum LTV restriction does not apply. Therefore, the subject LTV of 75% is acceptable per guideline. Please clear this finding.
 - Seller-01/26/2026
																								Resolved-Per the DSCR guidelines a FTHB is a borrower who has never previously owned a home, a time frame is not stated. Propeert report provided a property detail report supporting the borrower has ownd a property in the past. due to the guidelinesd not stating a time frame for owning real estate the borrower is not considered a FTHB. - Due Diligence Vendor-02/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 712 Months Reserves exceed minimum required - 6 months required, borrower has 17.26 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7116283
XXXX	XXXX	305039359	C	A	C	A	A	A	A	A	Closed	FCRE1232	2026-01-13 12:27	2026-02-09 16:16	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-Per the DSCR guidelines a FTHB is a borrower who has never previously owned a home, a time frame is not stated. Propeert report provided a property detail report supporting the borrower has ownd a property in the past. due to the guidelinesd not stating a time frame for owning real estate the borrower is not considered a FTHB resulting in the minimum DSCR of .75. - Due Diligence Vendor-02/09/2026
Ready for Review-Please note that our guide states in section XXXX that a First Time Homebuyer is defined as someone who has never previously owned a home.  The Property Profile was provided to evidence that the borrower has owned a home previously.  XXXX would not apply for this loan as it meets the XXXX guide.
 - Seller-02/09/2026
Counter-Guidelines are silent regarding the definition of FTHB.  Per XXXX FTHB  means someone who hasn't owned a home during the past three years.  In addition XXXX States - Experienced investors who provide verification of living rent free are acceptable provided they own any REOs with acceptable most recent 12 month mortgage financing history within last 3 year. Borrower is living Rent Free. - Due Diligence Vendor-02/02/2026
Ready for Review-We respectfully request supervisory review of the outstanding First Time Homebuyer (FTHB) finding due to continued misapplication of guideline definitions.
This loan is a XXXX DSCR loan and is governed by the applicable XXXX DSCR underwriting guidelines. Per Section XXXX – First Time Home Buyer (FTHB), a First Time Home Buyer is defined as an applicant who has never previously owned a home (real property). The guidelines do not define a First Time Homebuyer based on ownership within the last three years.
The borrower, XXXX, has documented prior homeownership history. The property profile for XXXX reflects a recorded sale date of XXXX with the borrower listed as a co-owner. This confirms the borrower has previously owned real property and does not meet the definition of a First Time Homebuyer under the XXXX DSCR guidelines.
Despite this documentation, the finding continues to rely on an agency-based definition of “no property owned in the last three years,” which is not applicable to XXXX DSCR loans. As a result, the application of the 70% maximum LTV restriction is incorrect. The subject LTV of 75% is acceptable per guideline.
We respectfully request supervisory review to resolve this finding in accordance with the correct XXXX DSCR guideline definition.
 - Seller-01/29/2026
Counter- Received property profile.  Borrower considered first time homebuyer because no property owned in the last 3 years.  Finding remains.  - Due Diligence Vendor-01/28/2026
Ready for Review-Document Uploaded. The finding is based on the assumption that the borrower is a First-Time Homebuyer (FTHB). This assumption is incorrect.
Borrower XXXX is not a First-Time Homebuyer, as reflected in the property profile for XXXX, which shows a recorded sale date of XXXX with the borrower listed as one of the co-owners.
Since the borrower does not meet the definition of a First-Time Homebuyer, the 70% maximum LTV restriction does not apply. Therefore, the subject LTV of 75% is acceptable per guideline.
 - Seller-01/26/2026
Open-The Calculated DSCR of '0.783' is less than the minimum DSCR per lender guidelines of '1'. Borrower is s first timer homebuyer/investor. Per the DSCR guidelines minimum DSCR is 1. - Due Diligence Vendor-01/13/2026	Ready for Review-Please note that our guide states in section XXXX that a First Time Homebuyer is defined as someone who has never previously owned a home. The Property Profile was provided to evidence that the borrower has owned a home previously. XXXX would not apply for this loan as it meets the XXXX guide.
 - Seller-02/09/2026
 Ready for Review-We respectfully request supervisory review of the outstanding First Time Homebuyer (FTHB) finding due to continued misapplication of guideline definitions.
This loan is a XXXX DSCR loan and is governed by the applicable XXXX DSCR underwriting guidelines. Per Section XXXX – First Time Home Buyer (FTHB), a First Time Home Buyer is defined as an applicant who has never previously owned a home (real property). The guidelines do not define a First Time Homebuyer based on ownership within the last three years.
The borrower, XXXX, has documented prior homeownership history. The property profile for XXXX reflects a recorded sale date of XXXX with the borrower listed as a co-owner. This confirms the borrower has previously owned real property and does not meet the definition of a First Time Homebuyer under the XXXX DSCR guidelines.
Despite this documentation, the finding continues to rely on an agency-based definition of “no property owned in the last three years,” which is not applicable to XXXX DSCR loans. As a result, the application of the 70% maximum LTV restriction is incorrect. The subject LTV of 75% is acceptable per guideline.
We respectfully request supervisory review to resolve this finding in accordance with the correct XXXX DSCR guideline definition.
 - Seller-01/29/2026
 Ready for Review-Document Uploaded. The finding is based on the assumption that the borrower is a First-Time Homebuyer (FTHB). This assumption is incorrect.
Borrower XXXX is not a First-Time Homebuyer, as reflected in the property profile for XXXX, which shows a recorded sale date of XXXX with the borrower listed as one of the co-owners.
Since the borrower does not meet the definition of a First-Time Homebuyer, the 70% maximum LTV restriction does not apply. Therefore, the subject LTV of 75% is acceptable per guideline.
 - Seller-01/26/2026
																								Resolved-Per the DSCR guidelines a FTHB is a borrower who has never previously owned a home, a time frame is not stated. Propeert report provided a property detail report supporting the borrower has ownd a property in the past. due to the guidelinesd not stating a time frame for owning real estate the borrower is not considered a FTHB resulting in the minimum DSCR of .75. - Due Diligence Vendor-02/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 712 Months Reserves exceed minimum required - 6 months required, borrower has 17.26 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7068206
XXXX	XXXX	305039359	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-01-13 11:34	2026-02-08 13:47	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provide Ex A, legal description - Due Diligence Vendor-02/08/2026

Ready for Review-Document Uploaded. Please see attached Recorded DOT  with legal description.  - Seller-02/05/2026

Counter-Schedule C provided.  Please provide Schedule A being sent for recording with the Mortgage - Due Diligence Vendor-01/21/2026

Ready for Review-Document Uploaded. See attached DOT with legal description. - Seller-01/16/2026

																						Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing the legal description attached to the mortgage. - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with legal description. - Seller-02/05/2026 Ready for Review-Document Uploaded. See attached DOT with legal description. - Seller-01/16/2026	Resolved-Client provide Ex A, legal description - Due Diligence Vendor-02/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 712 Months Reserves exceed minimum required - 6 months required, borrower has 17.26 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7065489
XXXX	XXXX	305039359	C	A	C	A	A	A	A	A	Closed	FCRE6843	2026-01-13 13:01	2026-01-27 13:42	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Received Escrow Receipt, Bank statement, and LOE. EMD excluded. - Due Diligence Vendor-01/27/2026
Ready for Review-Document Uploaded. Please see attached XXXX Bank statement  belonging to the borrower. - Seller-01/23/2026
Ready for Review-Document Uploaded. Please see attached EMD receipt of escrow.  - Seller-01/23/2026
Counter-Review did not receive documentation of EMD.  Finding remains. - Due Diligence Vendor-01/23/2026
Ready for Review-The letter dated XXXX from XXXX Legal confirms receipt of the $67,000.00 EMD. XXXX Legal is the designated settlement/escrow agent for this transaction, and their confirmation letter serves as valid evidence of receipt of the EMD.

Additionally, the XXXX bank statement shows an incoming wire in the amount of $67,000.00 dated XXXX from The XXXX of XXXX & XXXX, which supports the transfer of funds to the escrow/settlement agent.

Based on the above documentation, the EMD of $67,000.00 has been sufficiently verified. No outstanding issues remain related to the EMD. No issues found.  - Seller-01/22/2026
Counter-Please provided documentation to support the receipt of the EMD. - Due Diligence Vendor-01/21/2026
Ready for Review-Per XXXX Verification of Assets - Large deposits do not need to be sourced on DSCR loans. Please clear this finding. - Seller-01/16/2026
Open-Letter in the file from XXXX Legal states they have a deposit in the amount of $67,000.00 dated XXXX. The XXXX bank statement reflects the borrower received an incoming wire in the amount of $67,000.00 from The XXXX of XXXX & XXXX dated XXXX. No evidence the borrower has paid the EMD of $67,000.00 - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. Please see attached XXXX Bank statement belonging to the borrower. - Seller-01/23/2026
 Ready for Review-Document Uploaded. Please see attached EMD receipt of escrow.  - Seller-01/23/2026
 Ready for Review-The letter dated XXXX from XXXX Legal confirms receipt of the $67,000.00 EMD. XXXX Legal is the designated settlement/escrow agent for this transaction, and their confirmation letter serves as valid evidence of receipt of the EMD.

Additionally, the XXXX bank statement shows an incoming wire in the amount of $67,000.00 dated XXXX from The XXXX of XXXX & XXXX, which supports the transfer of funds to the escrow/settlement agent.

Based on the above documentation, the EMD of $67,000.00 has been sufficiently verified. No outstanding issues remain related to the EMD. No issues found.  - Seller-01/22/2026
 Ready for Review-Per XXXX Verification of Assets - Large deposits do not need to be sourced on DSCR loans. Please clear this finding. - Seller-01/16/2026
																								Resolved-Received Escrow Receipt, Bank statement, and LOE. EMD excluded. - Due Diligence Vendor-01/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 712 Months Reserves exceed minimum required - 6 months required, borrower has 17.26 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7069121
XXXX	XXXX	305039359	C	A	C	A	A	A	A	A	Closed	FCRE6844	2026-01-13 12:59	2026-01-23 15:56	Resolved	1 - Information	C	A	Credit	Assets	Gift Funds General	Resolved-Received PCCD reflecting gift received for $70,361.42. - Due Diligence Vendor-01/23/2026

Ready for Review-Document Uploaded. See attached Post closing CD showing gift funds received is $70,361.42. Please clear this finding.  - Seller-01/22/2026

Ready for Review-Document Uploaded. Please see attached PCCD showing  - Seller-01/22/2026

																						Open-Per the gift letter in the file the borrower is receiving gift funds of $70,361.42, with wire supporting this amount. Final CD reflects a gift of $58,000.00, unable to determine the if difference between the gift with wire and the gift applied on the final CD were applied to the subject transaction. - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. See attached Post closing CD showing gift funds received is $70,361.42. Please clear this finding. - Seller-01/22/2026 Ready for Review-Document Uploaded. Please see attached PCCD showing - Seller-01/22/2026	Resolved-Received PCCD reflecting gift received for $70,361.42. - Due Diligence Vendor-01/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 712 Months Reserves exceed minimum required - 6 months required, borrower has 17.26 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7069094
XXXX	XXXX	305039359	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-01-13 12:25	2026-01-21 14:06	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller CD. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. See attached Final Seller CD. - Seller-01/16/2026 Open-The Final SELLER CD/HUD is missing. Missing the seller CD to confirm liens paid at closing are reflected on title. - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. See attached Final Seller CD. - Seller-01/16/2026	Resolved-Received Seller CD. - Due Diligence Vendor-01/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 712 Months Reserves exceed minimum required - 6 months required, borrower has 17.26 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7068173
XXXX	XXXX	305035371	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-01-14 23:44	2026-01-20 15:10	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report with All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-01/20/2026 Ready for Review-Document Uploaded. Please see attached Updated participants - Seller-01/16/2026 Open-OFAC Check Not Completed and/or Cleared Appraiser/appraiser company, title and agents to be added to OFAC/exclusionary lists - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached Updated participants - Seller-01/16/2026	Resolved-Received Fraud Report with All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-01/20/2026	Months Reserves exceed minimum required - 0 required, has 62.77 months Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 785		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7103435
XXXX	XXXX	305035329	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-01-14 10:13	2026-01-16 09:05	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Full appraisal in the file, taxes and insurance are escrowed for the subject transaction. - Due Diligence Vendor-01/16/2026
Ready for Review-THIS LOAN HAS AN APPRAISAL AND IMPOUNDS. PER XXXX, WE ARE NOT SUPPOSED TO BE STIPPED FOR HPML- PLEASE CLEAR - Seller-01/15/2026
																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. ----- Statute of limitations, One year; Expiration date: XXXX. - Due Diligence Vendor-01/14/2026	Ready for Review-THIS LOAN HAS AN APPRAISAL AND IMPOUNDS. PER XXXX, WE ARE NOT SUPPOSED TO BE STIPPED FOR HPML- PLEASE CLEAR - Seller-01/15/2026	Resolved-Full appraisal in the file, taxes and insurance are escrowed for the subject transaction. - Due Diligence Vendor-01/16/2026	Verified employment history exceeds guidelines - CTEC letter verifies borrower has been in business since 11.01.2022. Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.67 Required is 50 Borrower has 42.67			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7085432
XXXX	XXXX	305039316	C	A	C	A	A	A	A	A	Closed	FCRE1148	2026-01-15 10:56	2026-01-21 14:32	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received Short Form with sufficient coverage. - Due Diligence Vendor-01/21/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/16/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Title Supplement increasing coverage not in loan file - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/16/2026	Resolved-Received Short Form with sufficient coverage. - Due Diligence Vendor-01/21/2026	LTV is less than guideline maximum - Required is 80 Borrower has 70 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.57		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7111127
XXXX	XXXX	305039299	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305035337	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-01-15 17:24	2026-02-09 16:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received HOI policy. - Due Diligence Vendor-02/09/2026 Ready for Review-Document Uploaded. Please see attached Commercial al Lines Policy Declaration Loc 8 Bldg 1 for XXXX shows annual premium of $5,784 plus $389 for a total of $6,173 annual premium. Monthly Hazard Insurance is $514.42. Please clear this finding. - Seller-02/05/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Missing HOI premium. Estimated payment until received. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached Commercial al Lines Policy Declaration Loc 8 Bldg 1 for XXXX shows annual premium of $5,784 plus $389 for a total of $6,173 annual premium. Monthly Hazard Insurance is $514.42. Please clear this finding. - Seller-02/05/2026	Resolved-Received HOI policy. - Due Diligence Vendor-02/09/2026	LTV is less than guideline maximum - Required is 80. Borrower has 65. Required is 80 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640. Borrower has 703. Required is 640 Borrower has 703		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7122528
XXXX	XXXX	305035337	D	A	D	A	A	A	A	A	Closed	FCRE1232	2026-01-15 17:45	2026-02-03 12:03	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-Used XXXX in file per GL. Operating expenses are not deducted when calculating DSCR for STR loans using XXXX. Using the report-supported data: • Average Daily Rental Rate (ADR): $732 • Occupancy Rate: 55% • Qualifying PITIA: $9,569 Calculation: • $732 × 55% = $402.60 • $402.60 × 365 = $146,949 projected annual revenue • $146,949 ÷ 12 = $12,245.75. - Due Diligence Vendor-02/03/2026
Ready for Review-We respectfully request supervisory review of the DSCR finding due to the continued use of an incorrect calculation methodology for a Short-Term Rental (STR) loan.
Your calculation of the  DSCR by deducting operating expenses from projected STR revenue and dividing the resulting net income by PITIA, resulting in a DSCR of 0.947. This methodology is not supported by the Act Appraisal Short-Term Rental Feasibility Report and is not the lender’s approved method for STR DSCR calculations.
Per the STR Feasibility Report and lender guidelines, DSCR for STR properties is calculated using gross rental income derived from the Average Daily Rate (ADR) and Occupancy Rate. Operating expenses are not deducted when calculating DSCR for STR loans.
Using the report-supported data:
• Average Daily Rental Rate (ADR): $732
• Occupancy Rate: 55%
• Qualifying PITIA: $9,569
Calculation:
• $732 × 55% = $402.60
• $402.60 × 365 = $146,949 projected annual revenue
• $146,949 ÷ 12 = $12,245.75 average monthly income
• $12,245.75 ÷ $9,569 = 1.26 DSCR
The STR report itself  also reflects projected annual revenue of approximately $148,200, which is consistent with the above calculation. Using the correct methodology, the DSCR is 1.26, which exceeds the lender’s minimum DSCR requirement of 1.0.
The DSCR of 0.947 cited in the TPR finding is the result of an expense-based calculation that is not required by the STR feasibility methodology and is not supported by lender guidelines.
We respectfully request supervisory review to resolve this finding in accordance with the correct STR DSCR calculation standard. If an alternative methodology is being applied, please provide the specific guideline section authorizing the use of net income after operating expenses for STR DSCR calculations. Please escalate this to management or clear this finding.
 - Seller-01/29/2026
Counter-Review calculation as follows:  STR report reflects projected annual revenue of $148,200 less Operating Expenses $59,000 = $89,200/12= $7,433.33 STR/$7,843.82 PITIA=0.947 DSCR - Due Diligence Vendor-01/27/2026
Ready for Review-Please provide the worksheet or calculation method used to arrive at the DSCR of 0.947, as this figure does not align with the Short-Term Rental Feasibility Report or the lender’s DSCR calculation methodology.

As outlined in our prior response, the DSCR is calculated using the income methodology provided in the Act Appraisal Short-Term Feasibility Report:

Formula:
Average Daily Rental Rate × Occupancy Rate × 365 ÷ 12 = Monthly Income Average
Monthly Income Average ÷ Qualifying PITIA = DSCR

Using the data from the feasibility report:

Average Daily Rental Rate: $732

Occupancy Rate: 55%

Projected Annual Revenue: $148,200 (report-supported)

Qualifying PITIA: $9,569

Calculation:

$732 × 55% = $402.60

$402.60 × 365 = $146,949 annual revenue

$146,949 ÷ 12 = $12,245.75 monthly income average

$12,245.75 ÷ $9,569 = 1.26 DSCR

The correct DSCR is 1.26, which meets and exceeds the lender’s minimum DSCR requirement of 1.0.

Based on the above, the reported DSCR of 0.947 appears to be the result of an incorrect or unsupported calculation. Please clear this finding or escalate to management for resolution. - Seller-01/24/2026
Counter-Received acceptable Short Term Rental Report.  DSCR 0.947 less than the minimum DSCR per lender guidelines of '1'. - Due Diligence Vendor-01/23/2026
Ready for Review-Document Uploaded.
3.4 Refinance Qualification for Short Term Rental
• An alternative market rent analysis similar to XXXX Form 1007/1025 is allowed, subject to the following: ▪ Analysis must be completed pursuant to the lender’s appraisal management process.
• ▪ Must be completed by a licensed appraiser.
• ▪ Must include daily rental rate and occupancy percentage.
See attached Short-Term Rental Feasibility Report from Act Appraisal. It meets all the requirements for an alternative market rent analysis. Please clear this finding or escalate to management.
 - Seller-01/22/2026
Counter-XXXX report is allowed on purchase transactions only.  Subject is a refinance.  Provide acceptable documentation meeting 3.4 of guidelines and minimum DSCR met.  Additional conditions may apply.    - Due Diligence Vendor-01/22/2026
Ready for Review-10.27 Lender notes the DSCR guidelines state - Any of the following methods may be used to determine gross monthly rental income: *** XXXX (XXXX) Rentalizer/Property Earning Potential Report accessed using the Explore Short-Term Rental Data, must meet the following requirements:

1. *** Revenue projection equals the average daily rental rate times the occupancy rate. *** supporting doc is the Act Appraisal Short-Term Rent Feasibility Report reflects Projected Annual Revenue of $148,200 and an Average Daily Rental Rate of $732 x Occupancy Rate of 55% = $402.60  x 365 = $146,949 /12 = $12,245.75 -monthly income average used to qualify.
 $12,245.75 monthly income average /$9,695 monthly PITIA = 1.26 DSCR ratio meets the minimum 1.00 DSCR ratio. No issues found,
 - Seller-01/17/2026
Open-The Calculated DSCR of '0.948' is less than the minimum DSCR per lender guidelines of '1'. Monthly and yearly revenue projections based on XXXX data: XXXX estimates a projected annual revenue for the subject property of $148,200, annual operating expenses are estimated at $59,000, and net operating income estimated at $89,200/12. Lender used projected annual revenue and divided by 12 months. - Due Diligence Vendor-01/15/2026	Ready for Review-We respectfully request supervisory review of the DSCR finding due to the continued use of an incorrect calculation methodology for a Short-Term Rental (STR) loan.
Your calculation of the  DSCR by deducting operating expenses from projected STR revenue and dividing the resulting net income by PITIA, resulting in a DSCR of 0.947. This methodology is not supported by the Act Appraisal Short-Term Rental Feasibility Report and is not the lender’s approved method for STR DSCR calculations.
Per the STR Feasibility Report and lender guidelines, DSCR for STR properties is calculated using gross rental income derived from the Average Daily Rate (ADR) and Occupancy Rate. Operating expenses are not deducted when calculating DSCR for STR loans.
Using the report-supported data:
• Average Daily Rental Rate (ADR): $732
• Occupancy Rate: 55%
• Qualifying PITIA: $9,569
Calculation:
• $732 × 55% = $402.60
• $402.60 × 365 = $146,949 projected annual revenue
• $146,949 ÷ 12 = $12,245.75 average monthly income
• $12,245.75 ÷ $9,569 = 1.26 DSCR
The STR report itself  also reflects projected annual revenue of approximately $148,200, which is consistent with the above calculation. Using the correct methodology, the DSCR is 1.26, which exceeds the lender’s minimum DSCR requirement of 1.0.
The DSCR of 0.947 cited in the TPR finding is the result of an expense-based calculation that is not required by the STR feasibility methodology and is not supported by lender guidelines.
We respectfully request supervisory review to resolve this finding in accordance with the correct STR DSCR calculation standard. If an alternative methodology is being applied, please provide the specific guideline section authorizing the use of net income after operating expenses for STR DSCR calculations. Please escalate this to management or clear this finding.
 - Seller-01/29/2026
 Ready for Review-Please provide the worksheet or calculation method used to arrive at the DSCR of 0.947, as this figure does not align with the Short-Term Rental Feasibility Report or the lender’s DSCR calculation methodology.

As outlined in our prior response, the DSCR is calculated using the income methodology provided in the Act Appraisal Short-Term Feasibility Report:

Formula:
Average Daily Rental Rate × Occupancy Rate × 365 ÷ 12 = Monthly Income Average
Monthly Income Average ÷ Qualifying PITIA = DSCR

Using the data from the feasibility report:

Average Daily Rental Rate: $732

Occupancy Rate: 55%

Projected Annual Revenue: $148,200 (report-supported)

Qualifying PITIA: $9,569

Calculation:

$732 × 55% = $402.60

$402.60 × 365 = $146,949 annual revenue

$146,949 ÷ 12 = $12,245.75 monthly income average

$12,245.75 ÷ $9,569 = 1.26 DSCR

The correct DSCR is 1.26, which meets and exceeds the lender’s minimum DSCR requirement of 1.0.

Based on the above, the reported DSCR of 0.947 appears to be the result of an incorrect or unsupported calculation. Please clear this finding or escalate to management for resolution. - Seller-01/24/2026
 Ready for Review-Document Uploaded.
3.4 Refinance Qualification for Short Term Rental
• An alternative market rent analysis similar to XXXX Form 1007/1025 is allowed, subject to the following: ▪ Analysis must be completed pursuant to the lender’s appraisal management process.
• ▪ Must be completed by a licensed appraiser.
• ▪ Must include daily rental rate and occupancy percentage.
See attached Short-Term Rental Feasibility Report from Act Appraisal. It meets all the requirements for an alternative market rent analysis. Please clear this finding or escalate to management.
 - Seller-01/22/2026
 Ready for Review XXXX Lender notes the DSCR guidelines state - Any of the following methods may be used to determine gross monthly rental income: *** XXXX (XXXX) Rentalizer/Property Earning Potential Report accessed using the Explore Short-Term Rental Data, must meet the following requirements:

1. *** Revenue projection equals the average daily rental rate times the occupancy rate. *** supporting doc is the Act Appraisal Short-Term Rent Feasibility Report reflects Projected Annual Revenue of $148,200 and an Average Daily Rental Rate of $732 x Occupancy Rate of 55% = $402.60  x 365 = $146,949 /12 = $12,245.75 -monthly income average used to qualify.
 $12,245.75 monthly income average /$9,695 monthly PITIA = 1.26 DSCR ratio meets the minimum 1.00 DSCR ratio. No issues found,
 - Seller-01/17/2026
																								Resolved-Used XXXX in file per GL. Operating expenses are not deducted when calculating DSCR for STR loans using XXXX. Using the report-supported data: • Average Daily Rental Rate (ADR): $732 • Occupancy Rate: 55% • Qualifying PITIA: $9,569 Calculation: • $732 × 55% = $402.60 • $402.60 × 365 = $146,949 projected annual revenue • $146,949 ÷ 12 = $12,245.75. - Due Diligence Vendor-02/03/2026	LTV is less than guideline maximum - Required is 80. Borrower has 65. Required is 80 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 640. Borrower has 703. Required is 640 Borrower has 703		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7122867
XXXX	XXXX	305035349	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305023759	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-01-16 14:41	2026-01-22 15:40	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage Document (Deed of Trust) with signature and notary pages - Due Diligence Vendor-01/22/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/20/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing signature and notary pages - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/20/2026	Resolved-Received Mortgage Document (Deed of Trust) with signature and notary pages - Due Diligence Vendor-01/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728 LTV is less than guideline maximum - Required is 75 Borrower has 65.64 Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7143647
XXXX	XXXX	305039286	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305039326	C	A	C	A	A	A	A	A	Closed	FCRE1441	2026-01-20 16:22	2026-02-11 12:19	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-The borrower has provided copies of their Mortgage Statements showing the payments were paid. Per the statements, the XXXX payments posted as follows:
XXXX posted XXXX;
XXXX Posted XXXX;
XXXX Posted XXXX;
XXXX Posted XXXX and
XXXX Posted XXXX.
Per guides – allows up to 6 rolling 30 day lates to be counted as 1 occurrence.  Since late payments occurred between XXXX and XXXX, with XXXX being brought current, we would only count the 3 lates as 1 instance; therefore, the loan would meet the requirement for 1X30.
 - Due Diligence Vendor-02/11/2026
Counter-No new documents.  Per comment .. Lender confirmed XXXX and XXXX payment were not remitted within the month due.  Finding remains.  - Due Diligence Vendor-02/06/2026
Ready for Review-Document Uploaded. See attached. XXXX posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX and XXXX Posted XXXX. - Seller-02/04/2026
Counter-Received 2 XXXX statements (1 labeled as XXXX), XXXX, and XXXX.  Per note payments for XXXX and XXXX 30 days delinquent.  - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Please see attached documentation that supports the dates the payments were made and cleared. XXXX posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX and XXXX Posted XXXX. None of the payments were 30 days late as incorrectly reported.  - Seller-02/03/2026
																						Open-Delinquent Credit History Does Not Meet Guideline Requirements 2x30 in past 12 months only 1x30 allowed. - Due Diligence Vendor-01/20/2026	Ready for Review-Document Uploaded. See attached. XXXX posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX and XXXX Posted XXXX. - Seller-02/04/2026 Ready for Review-Document Uploaded. Please see attached documentation that supports the dates the payments were made and cleared. XXXX posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX and XXXX Posted XXXX. None of the payments were 30 days late as incorrectly reported. - Seller-02/03/2026	Resolved-The borrower has provided copies of their Mortgage Statements showing the payments were paid. Per the statements, the XXXX – XXXX payments posted as follows: XXXX posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX; XXXX Posted XXXX and XXXX Posted XXXX. Per guides – allows up to 6 rolling 30 day lates to be counted as 1 occurrence. Since late payments occurred between XXXX and XXXX, with XXXX being brought current, we would only count the 3 lates as 1 instance; therefore, the loan would meet the requirement for 1X30. - Due Diligence Vendor-02/11/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.7 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 707		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7188268
XXXX	XXXX	305039326	C	A	C	A	A	A	A	A	Closed	FCRE0044	2026-01-20 11:08	2026-02-04 06:51	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-After further review, the inquiries are related to this transaction. - Due Diligence Vendor-02/04/2026
Ready for Review-We agree the guide requires an LOE; however, in this case we can link the Inquiry to the Broker for this transaction.  Please clear this item - Seller-02/03/2026
Counter-Received confirmation of transferred appraisal.  Please provide credit inquiry loe.   - Due Diligence Vendor-01/29/2026
Ready for Review-Please note the inquiries are for the subject loan.  The loan had a Transferred Appraisal which confirms the prior lender on this loan was XXXX which matches the Inquiries. - Seller-01/27/2026
																						Open-LOX for credit inquiries is missing. Credit inquiries listed on the report within 90 days of the report date must be addressed by the borrower with a letter of explanation. - Due Diligence Vendor-01/20/2026	Ready for Review-We agree the guide requires an LOE; however, in this case we can link the Inquiry to the Broker for this transaction. Please clear this item - Seller-02/03/2026 Ready for Review-Please note the inquiries are for the subject loan. The loan had a Transferred Appraisal which confirms the prior lender on this loan was XXXX which matches the Inquiries. - Seller-01/27/2026	Resolved-After further review, the inquiries are related to this transaction. - Due Diligence Vendor-02/04/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.7 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 707			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7180200
XXXX	XXXX	305039298	C	A	C	A	A	A	A	A	Closed	FCRE0184	2026-01-20 12:14	2026-01-22 17:20	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Missing Cash-out Letter on a Business Purpose Loan. Received Business Certification of Business Purpose - Due Diligence Vendor-01/22/2026 Ready for Review-Document Uploaded. Please see attached - Seller-01/21/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. Provide missing cash out letter. - Due Diligence Vendor-01/20/2026	Ready for Review-Document Uploaded. Please see attached - Seller-01/21/2026	Resolved-Missing Cash-out Letter on a Business Purpose Loan. Received Business Certification of Business Purpose - Due Diligence Vendor-01/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 684. Required is 640 Borrower has 684 LTV is less than guideline maximum - Required is 65% Borrower has 60%. Required is 65 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7182534
XXXX	XXXX	305039298	C	A	C	A	A	A	A	A	Closed	FCRE0046	2026-01-20 21:53	2026-01-22 17:20	Resolved	1 - Information	C	A	Credit	Borrower	Foreign National Country or Residence is on Sanctions List	Resolved-Received Sanction List Search with no results - Due Diligence Vendor-01/22/2026 Ready for Review-Document Uploaded. Lender note the Borrower and Country are not listed on Sanctions List Search. see attached - Seller-01/21/2026 Open-Foreign National Country or Residence on Sanctions List. Foreign National Country or Residence on Sanctions List- XXXX appear to be listed under the Sanctions Country List. - Due Diligence Vendor-01/21/2026	Ready for Review-Document Uploaded. Lender note the Borrower and Country are not listed on Sanctions List Search. see attached - Seller-01/21/2026	Resolved-Received Sanction List Search with no results - Due Diligence Vendor-01/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 684. Required is 640 Borrower has 684 LTV is less than guideline maximum - Required is 65% Borrower has 60%. Required is 65 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7193224
XXXX	XXXX	305039298	C	A	C	A	A	A	A	A	Closed	FCRE0042	2026-01-20 22:07	2026-01-22 17:20	Resolved	1 - Information	C	A	Credit	Eligibility	Florida Foreign National Affidavit is missing or incomplete	Resolved-Affidavit was found or is not applicable. - Due Diligence Vendor-01/22/2026 Ready for Review-Document Uploaded. Lender notes the Borrower and Country are not listed on Sanctions List Search. see attached - Seller-01/21/2026	Ready for Review-Document Uploaded. Lender notes the Borrower and Country are not listed on Sanctions List Search. see attached - Seller-01/21/2026	Resolved-Affidavit was found or is not applicable. - Due Diligence Vendor-01/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 684. Required is 640 Borrower has 684 LTV is less than guideline maximum - Required is 65% Borrower has 60%. Required is 65 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7193312
XXXX	XXXX	305039339	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-01-20 14:34	2026-01-23 15:19	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-01/23/2026
Ready for Review-Document Uploaded. Refer to UW comments on page 2 of the XXXX previously submitted for the comments used to clear the alert. LO ID attached used to clear alert. - Seller-01/22/2026
Counter-Received duplicate XXXX report.  Missing verification of alerts noted for XXXX.  - Due Diligence Vendor-01/22/2026
Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please refer to page 238-257 and attached herein. - Seller-01/21/2026
																						Open-All Interested Parties Not Checked with Exclusionary Lists Provide Checks on all participants; the file contains checks on the Borrower only. - Due Diligence Vendor-01/20/2026	Ready for Review-Document Uploaded. Refer to UW comments on page 2 of the XXXX previously submitted for the comments used to clear the alert. LO ID attached used to clear alert. - Seller-01/22/2026 Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please refer to page 238-257 and attached herein. - Seller-01/21/2026	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-01/23/2026	LTV is less than guideline maximum - Required is 70% Borrower has 60%. Required is 70 Borrower has 60 Months Reserves exceed minimum required - The Borrower has 39.47 months in reserves; guideline required 12 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7185941
XXXX	XXXX	305039339	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-01-20 14:34	2026-01-23 15:19	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/23/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-01/22/2026 Counter-Received duplicate drive report. Missing verification of alerts noted for XXXX. - Due Diligence Vendor-01/22/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-01/21/2026 Open-OFAC Check Not Completed and/or Cleared Provide OFAC Checks on all participants; the file contains checks on the Borrower only. - Due Diligence Vendor-01/20/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-01/22/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-01/21/2026	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/23/2026	LTV is less than guideline maximum - Required is 70% Borrower has 60%. Required is 70 Borrower has 60 Months Reserves exceed minimum required - The Borrower has 39.47 months in reserves; guideline required 12 months.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7185942
XXXX	XXXX	305039219	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-01-22 08:29	2026-01-23 15:39	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received complete fraud report reflecting all parties searched. - Due Diligence Vendor-01/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/22/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Seeler and settlement agent to be added to the loan participant list. - Due Diligence Vendor-01/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/22/2026	Resolved-Received complete fraud report reflecting all parties searched. - Due Diligence Vendor-01/23/2026	Months Reserves exceed minimum required - Guidelines require 6 months of reserves. Borrower has 20.44 months of verified reserves. Qualifying DTI below maximum allowed - DTI Required is 50%. Borrower has 40.72%. Required is 50 Borrower has 40.74		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7239072
XXXX	XXXX	305039337	C	A	C	A	A	A	A	A	Closed	FCRE9488	2026-01-22 09:11	2026-01-29 09:13	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-Upon further review, it i agreed that borrower recently moved into primary - Due Diligence Vendor-01/29/2026
Ready for Review-Regardless of how long the borrower has owned XXXX, according to the 1003, the borrower had only resided at that address for 1 month.  It is highly likely the borrower was in the process of relocating out from the subject to the new residence at the time of the appraisal. As the subject transaction was priced and closed as an Investment property and rental income was not used for qualification, the occupancy concern is invalid. Any additional requested LOEs are unwarranted. - Seller-01/26/2026
Counter-No document provided.  Review of fraud report indicate property noted as recent primary purchase has been owned since XXXX. Provided LOX from borrower to clarify.  - Due Diligence Vendor-01/26/2026
Ready for Review-According to the 1003, the borrower purchased their current primary residence one month prior to the subject loan application. It is highly likely the borrower was in the process of relocating out from the subject to the new residence at the time of the appraisal. As the subject transaction was priced and closed as an Investment property and rental income was not used for qualification, the occupancy concern is invalid/unwarranted. - Seller-01/22/2026
Open-The subject is the borrower's previous primary residence turned investment. Appraisal shows owner occupied; however, 1007 in file. Operating income statement shows not currently rented. Provide clarification as to current occupancy status. Additional findings may apply. - Due Diligence Vendor-01/22/2026	Ready for Review-Regardless of how long the borrower has owned XXXX, according to the 1003, the borrower had only resided at that address for 1 month. It is highly likely the borrower was in the process of relocating out from the subject to the new residence at the time of the appraisal. As the subject transaction was priced and closed as an Investment property and rental income was not used for qualification, the occupancy concern is invalid. Any additional requested LOEs are unwarranted. - Seller-01/26/2026
 Ready for Review-According to the 1003, the borrower purchased their current primary residence one month prior to the subject loan application. It is highly likely the borrower was in the process of relocating out from the subject to the new residence at the time of the appraisal. As the subject transaction was priced and closed as an Investment property and rental income was not used for qualification, the occupancy concern is invalid/unwarranted. - Seller-01/22/2026
																								Resolved-Upon further review, it i agreed that borrower recently moved into primary - Due Diligence Vendor-01/29/2026	Qualifying DTI below maximum allowed - Required is 50% Borrower has 1.08% Required is 50 Borrower has 1.08 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 737. Required is 660 Borrower has 737 LTV is less than guideline maximum - LTV Required is 75% Borrower has 70%. Required is 75 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7239743
XXXX	XXXX	305039337	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-01-21 18:15	2026-01-26 13:03	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received 1008 with Underwriter Attestation. - Due Diligence Vendor-01/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/22/2026 Open-UW Attestation/Docs stating warrantability are missing. Provide Attestation/Docs stating warrantability of the Condo. - Due Diligence Vendor-01/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/22/2026	Resolved-Received 1008 with Underwriter Attestation. - Due Diligence Vendor-01/26/2026	Qualifying DTI below maximum allowed - Required is 50% Borrower has 1.08% Required is 50 Borrower has 1.08 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 737. Required is 660 Borrower has 737 LTV is less than guideline maximum - LTV Required is 75% Borrower has 70%. Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7228277
XXXX	XXXX	305039369	D	B	D	B	A	A	A	A	Closed	FCRE1200	2026-01-22 11:40	2026-01-26 13:24	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator provided a waiver for loan amount of XXXX (less than min of 100k), applied to non material finding with comp factors - Due Diligence Vendor-01/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/22/2026 Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of $100000 - Due Diligence Vendor-01/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/22/2026	Waived-Originator provided a waiver for loan amount of XXXX (less than min of 100k), applied to non material finding with comp factors - Due Diligence Vendor-01/26/2026	On time mortgage history exceeds guideline requirement - 0x30x24 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR can go below .75 Required is 0.01 Borrower has 1.091	0x30x24 housing history 15 years on job Price adjustment -1.00	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	7246441
XXXX	XXXX	305039369	D	B	D	B	A	A	A	A	Closed	FCRE3978	2026-01-22 13:53	2026-01-26 13:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Resolved-Received Rent Free letter from Spouse. - Due Diligence Vendor-01/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/23/2026 Open-Missing rent free letter from spouse, community property state of XX is irrelevant still need LOE to meet guidelines. - Due Diligence Vendor-01/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/23/2026	Resolved-Received Rent Free letter from Spouse. - Due Diligence Vendor-01/26/2026	On time mortgage history exceeds guideline requirement - 0x30x24 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR can go below .75 Required is 0.01 Borrower has 1.091		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7251031
XXXX	XXXX	305039369	D	B	D	B	A	A	A	A	Closed	FCRE1510	2026-01-16 16:39	2026-01-26 13:20	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-01/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/23/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Legal Description, Exhibit A, not in Mortgage Document chain. - Due Diligence Vendor-01/16/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/23/2026	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-01/26/2026	On time mortgage history exceeds guideline requirement - 0x30x24 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR can go below .75 Required is 0.01 Borrower has 1.091		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7145790
XXXX	XXXX	305039217	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305044755	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305030827	C	A	C	A	A	A	A	A	Closed	FCRE1143	2026-01-22 15:23	2026-01-26 13:32	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-Upon further review, the estimated time of turnover is 90% of the units are sold. - Due Diligence Vendor-01/26/2026
Ready for Review-Document Uploaded. The condo questionnaire confirms that the builder remains in control of the HOA until 90% of the units are sold. Per the XXXX guidelines for HOA control, the developer may retain control of the condominium association as long as the Master Agreement provides for homeowner control to transfer upon either (1) reaching a predetermined percentage of unit sales or (2) within a defined time period.
In this case, the project’s governing documents establish that control will transfer to the homeowners once 90% of the units have closed, which satisfies the requirement for a predetermined percentage threshold. Therefore, the project meets the guideline criteria, and the developer’s current control does not constitute an eligibility issue.
We respectfully request reconsideration and removal of this finding.
 - Seller-01/23/2026
Open-Builder is in control of HOA Condo questionnaire email verified that builder is in control of HOA until 90% closed units. - Due Diligence Vendor-01/22/2026	Ready for Review-Document Uploaded. The condo questionnaire confirms that the builder remains in control of the HOA until 90% of the units are sold. Per the XXXX guidelines for HOA control, the developer may retain control of the condominium association as long as the Master Agreement provides for homeowner control to transfer upon either (1) reaching a predetermined percentage of unit sales or (2) within a defined time period.
In this case, the project’s governing documents establish that control will transfer to the homeowners once 90% of the units have closed, which satisfies the requirement for a predetermined percentage threshold. Therefore, the project meets the guideline criteria, and the developer’s current control does not constitute an eligibility issue.
We respectfully request reconsideration and removal of this finding.
 - Seller-01/23/2026
																								Resolved-Upon further review, the estimated time of turnover is 90% of the units are sold. - Due Diligence Vendor-01/26/2026	Long term residence - Borrower has ownership in a condo in the XXXX for 3 yrs. Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 332.35m.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7253446
XXXX	XXXX	305035293	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305039304	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305039361	D	B	D	B	A	A	A	A	Closed	FPRO9999	2026-01-23 13:45	2026-02-03 11:48	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo project has pending litigation	Waived-Per the documents provided the pending litigation is not related to health, safety or structural issues. Attorney letter states the HOA insurance is providing the representation and the defendants were insured under a policy that provides coverage for the subject accident. - Due Diligence Vendor-01/28/2026
Ready for Review-Document Uploaded. A Limited Condominium Project Questionnaire dated XXXX was reviewed and acknowledges the existence of pending litigation. The questionnaire confirms that the litigation does not impact the safety, soundness, or marketability of the condominium project.
The disclosed litigation pertains to a slip-and-fall accident that occurred on a sidewalk adjacent to XXXX, and is not related to the subject unit or the condominium project itself.
In addition, an attorney letter was provided, which includes details and supporting documentation regarding the litigation, further confirming that the matter is non-structural, non-financial, and non-material to the project.
Based on the Limited Condo Review, Project Questionnaire, and attorney documentation, the pending litigation is acceptable and does not adversely affect the project’s eligibility. Please clear this finding.
 - Seller-01/26/2026
Open-The condo project has pending litigation. Missing the Condo Questionnaire to determine if the Litigation is acceptable. Upon receipt, additional conditions may apply. - Due Diligence Vendor-01/23/2026	Ready for Review-Document Uploaded. A Limited Condominium Project Questionnaire dated XXXX was reviewed and acknowledges the existence of pending litigation. The questionnaire confirms that the litigation does not impact the safety, soundness, or marketability of the condominium project.
The disclosed litigation pertains to a slip-and-fall accident that occurred on a sidewalk adjacent to XXXX, and is not related to the subject unit or the condominium project itself.
In addition, an attorney letter was provided, which includes details and supporting documentation regarding the litigation, further confirming that the matter is non-structural, non-financial, and non-material to the project.
Based on the Limited Condo Review, Project Questionnaire, and attorney documentation, the pending litigation is acceptable and does not adversely affect the project’s eligibility. Please clear this finding.
 - Seller-01/26/2026
																								Waived-Per the documents provided the pending litigation is not related to health, safety or structural issues. Attorney letter states the HOA insurance is providing the representation and the defendants were insured under a policy that provides coverage for the subject accident. - Due Diligence Vendor-01/28/2026	Months Reserves exceed minimum required - Min reserves 0 mths. Borrower has 121.81 months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 675 Required is 640 Borrower has 675		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	7275857
XXXX	XXXX	305039361	D	B	D	B	A	A	A	A	Closed	FPRO1256	2026-01-23 23:57	2026-01-27 13:21	Resolved	1 - Information	D	A	Credit	Eligibility	HOA Questionnaire Document is Partially Provided	Resolved-Received HOA Questionnaire. - Due Diligence Vendor-01/27/2026 Ready for Review-Document Uploaded. Please see attached condo limited review questionnaire. Please clear this finding. - Seller-01/26/2026 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is only Partially Provided. - Due Diligence Vendor-01/24/2026	Ready for Review-Document Uploaded. Please see attached condo limited review questionnaire. Please clear this finding. - Seller-01/26/2026	Resolved-Received HOA Questionnaire. - Due Diligence Vendor-01/27/2026	Months Reserves exceed minimum required - Min reserves 0 mths. Borrower has 121.81 months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 675 Required is 640 Borrower has 675		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7282147
XXXX	XXXX	305039277	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-01-22 10:48	2026-01-27 13:56	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Upon further review, legal was present in the loan file. - Due Diligence Vendor-01/27/2026 Ready for Review-There is no attachment for the legal description. The legal description is outlined on page 3 of 13 of the DOT already delivered with the loan file. - Seller-01/26/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. ----- Missing Legal Description attached to deed of trust. - Due Diligence Vendor-01/22/2026	Ready for Review-There is no attachment for the legal description. The legal description is outlined on page 3 of 13 of the DOT already delivered with the loan file. - Seller-01/26/2026	Resolved-Upon further review, legal was present in the loan file. - Due Diligence Vendor-01/27/2026	LTV is less than guideline maximum - LTV of 60% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 715 which exceeds the minimum of 600 Required is 600 Borrower has 715 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.06			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7242026
XXXX	XXXX	305039270	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-01-27 10:17	2026-01-29 15:41	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report with Appraiser and Settlement agent. - Due Diligence Vendor-01/29/2026 Ready for Review-Document Uploaded. Please see attached updated participants - Seller-01/27/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser and settlement agent to be added to the loan participant list. - Due Diligence Vendor-01/27/2026	Ready for Review-Document Uploaded. Please see attached updated participants - Seller-01/27/2026	Resolved-Received Fraud Report with Appraiser and Settlement agent. - Due Diligence Vendor-01/29/2026	LTV is less than guideline maximum - LTV is less than guideline maximum. Required is 60 Borrower has 55 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program. Required is 600 Borrower has 765		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7311220
XXXX	XXXX	305039230	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-01-22 11:12	2026-01-29 07:59	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-01/29/2026
Ready for Review-Document Uploaded. THE $225 CURE WAS CAPTURED ON THE FINAL CD- SEE ATTACHED  - Seller-01/28/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $225.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $225.00 (442 Completion) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $225.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX.
																						- Due Diligence Vendor-01/22/2026	Ready for Review-Document Uploaded. THE $225 CURE WAS CAPTURED ON THE FINAL CD- SEE ATTACHED - Seller-01/28/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-01/29/2026	Months Reserves exceed minimum required - Reservs req'd 3 mths. Borrower has 12.79 mths in reserves. Long term residence - Borrower is a long term resident at her current primary for over 20 years.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	7242777
XXXX	XXXX	305039203	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-01-22 12:10	2026-03-13 11:29	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received corrected documents and intent to re-record. - Due Diligence Vendor-03/13/2026

Ready for Review-Document Uploaded. Please see corrected DOT and confirmation it is being submitted for recording - Seller-03/11/2026

Counter-Received recorded title and confirmation title accepted.  Provide Notary date with acceptable corrective document.   - Due Diligence Vendor-01/30/2026

Ready for Review-Document Uploaded. Lender notes the recorded Mortgage is recorded as is and being insured by the title company. Please see attached email chain from closing agent - Seller-01/28/2026

																						Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -----Notary date is incomplete. - Due Diligence Vendor-01/22/2026	Ready for Review-Document Uploaded. Please see corrected DOT and confirmation it is being submitted for recording - Seller-03/11/2026 Ready for Review-Document Uploaded. Lender notes the recorded Mortgage is recorded as is and being insured by the title company. Please see attached email chain from closing agent - Seller-01/28/2026	Resolved-Received corrected documents and intent to re-record. - Due Diligence Vendor-03/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 775 which exceeds the minimum of 720 Required is 720 Borrower has 775 Months Reserves exceed minimum required - Verified assets of 34.7 months exceeds the minimum required of 6 months		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7247032
XXXX	XXXX	305039218	B	B	A	A	B	B	A	A	Closed	FCOM1353	2026-01-22 14:33	2026-01-22 14:49	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-01/22/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-01/22/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 42.55% Required is 50 Borrower has 42.55 LTV is less than guideline maximum - LTV Required is 80% Borrower has 64.71%. Required is 80 Borrower has 64.71 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 705. Required is 660 Borrower has 705			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	7252206
XXXX	XXXX	305044703	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305039229	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305039315	D	B	D	B	A	A	A	A	Closed	FCRE1198	2026-01-27 19:51	2026-02-13 09:39	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for reserves, applied to non material finding with comp factors - Due Diligence Vendor-02/13/2026 Ready for Review-Document Uploaded. Please see attached Exception allowing the loan to close with 4 months in reserves - Seller-02/11/2026 Open-Audited Reserves of 4.17 month(s) are less than Guideline Required Reserves of 6 month(s) Missing proof of 6 months reserves. - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Please see attached Exception allowing the loan to close with 4 months in reserves - Seller-02/11/2026	Waived-Originator provided a waiver for reserves, applied to non material finding with comp factors - Due Diligence Vendor-02/13/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 788 Required is 660 Borrower has 788	FICO is 20 points above minimum DSCR is above 1.2	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	7322744
XXXX	XXXX	305039315	D	B	D	B	A	A	A	A	Closed	FPRO1245	2026-01-27 19:21	2026-01-30 16:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Appraisal is Expired	Resolved-Received Recertification of Value. - Due Diligence Vendor-01/30/2026
Open-Primary Value Appraisal is Expired - Due Diligence Vendor-01/30/2026
Ready for Review-Document Uploaded. This is a DSCR loan secured by a 5–10 unit multifamily commercial property. AVM and CDA valuation products apply to 1–4 unit residential properties only and are not applicable to this property type or loan program. To address appraisal age, a Recertification of Value dated XXXX was obtained confirming the original appraised value remains valid as of that date. Please clear this finding. - Seller-01/28/2026
																						Open-Primary Value Appraisal is Expired 127 days old - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. This is a DSCR loan secured by a 5–10 unit multifamily commercial property. AVM and CDA valuation products apply to 1–4 unit residential properties only and are not applicable to this property type or loan program. To address appraisal age, a Recertification of Value dated XXXX was obtained confirming the original appraised value remains valid as of that date. Please clear this finding. - Seller-01/28/2026	Resolved-Received Recertification of Value. - Due Diligence Vendor-01/30/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 788 Required is 660 Borrower has 788		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7322252
XXXX	XXXX	305030862	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-01-28 13:46	2026-02-01 14:41	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received coverage checklist confirming sufficient coverage. - Due Diligence Vendor-02/01/2026 Ready for Review-Document Uploaded. Please see attached RCE reflects XXXX same as HOI Coverage. Please expedite this to be cleared as soon as possible - Seller-01/29/2026 Open-Insufficient Coverage Amount for Insured Subject Property. Hazard insurance dwelling coverage is not sufficient. HOI should cover loan amount as this is the lesser of the cost new on appraisal - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Please see attached RCE reflects XXXX same as HOI Coverage. Please expedite this to be cleared as soon as possible - Seller-01/29/2026	Resolved-Received coverage checklist confirming sufficient coverage. - Due Diligence Vendor-02/01/2026	LTV is less than guideline maximum - Required is 65 Borrower has 59.73 Months Reserves exceed minimum required - Min 0, actual 118.66		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7336107
XXXX	XXXX	305030862	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-01-28 14:26	2026-02-01 14:39	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received fully executed ACH. - Due Diligence Vendor-02/01/2026 Ready for Review-Document Uploaded. Lender notes the LOS tracking systems reflects this has been e-signed, Document completed and Check copy is provided, all suffice. Please expedite this to be cleared as soon as possible - Seller-01/29/2026 Open-Foreign National but the ACH form is Missing from file. Foreign National/Non Perm resident alien but ACH form is not in file - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Lender notes the LOS tracking systems reflects this has been e-signed, Document completed and Check copy is provided, all suffice. Please expedite this to be cleared as soon as possible - Seller-01/29/2026	Resolved-Received fully executed ACH. - Due Diligence Vendor-02/01/2026	LTV is less than guideline maximum - Required is 65 Borrower has 59.73 Months Reserves exceed minimum required - Min 0, actual 118.66		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7337030
XXXX	XXXX	305035400	D	A	D	A	A	A	A	A	Closed	FCRE1491	2026-01-29 06:12	2026-02-12 10:01	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received HELOC statement. - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. The source of the CTC funds were from the attached XXXX HELOC. - Seller-02/10/2026 Open-Asset Qualification Does Not Meet Guideline Requirements Short assets of $24,942.14. Subject to additional conditions. - Due Diligence Vendor-01/29/2026	Ready for Review-Document Uploaded. The source of the CTC funds were from the attached XXXX HELOC. - Seller-02/10/2026	Resolved-Received HELOC statement. - Due Diligence Vendor-02/12/2026	Months Reserves exceed minimum required - Reserves = 81 months – Required Reserves = 0 Months LTV is less than guideline maximum - Required is 70 Borrower has 60 Long term residence - Long Term Residence = 9+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7345655
XXXX	XXXX	305035400	D	A	D	A	A	A	A	A	Closed	FCRE0105	2026-01-29 05:57	2026-02-09 07:31	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Client has provided correction email to question 18, complete inspection report, Notice of special assessment that began in XXXX - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-02/05/2026
Counter-Received note from originator.  Please have HOA clarify as HOA questionnaire reflects conflicting information as question 18 is marked No but inspection completed and special assessments for XXXX inspection costs.  - Due Diligence Vendor-02/03/2026
Ready for Review-Question 18 is related to XX Statute 553.899 and Question 19 states is if an inspection has been completed in the past 3 yeas; copy of first page of the inspection report or invoice is required. The file contains the cover page to the inspection. Any further clarification is unwarranted. - Seller-02/02/2026
Counter-Received HOA questionnaire and page 1 of inspection Nov XXXX.  HOA questionnaire reflects conflicting information as question 18 is marked No but inspection completed and special assessments for XXXX inspection costs.  Please clarify.   - Due Diligence Vendor-02/01/2026
Ready for Review-Document Uploaded. We respectfully disagree. According to the attached Condo Questionnaire, only a copy of the first page of the inspection report or invoice is required. As indicated in the finding and attached, the file contains the cover page to the inspection.  - Seller-01/29/2026
Open-The file does not contain the required structural engineer report per state law. The file contains the cover page to the inspection but missing full report. Subject to additional conditions. - Due Diligence Vendor-01/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/05/2026
 Ready for Review-Question 18 is related to XX Statute 553.899 and Question 19 states is if an inspection has been completed in the past 3 yeas; copy of first page of the inspection report or invoice is required. The file contains the cover page to the inspection. Any further clarification is unwarranted. - Seller-02/02/2026
 Ready for Review-Document Uploaded. We respectfully disagree. According to the attached Condo Questionnaire, only a copy of the first page of the inspection report or invoice is required. As indicated in the finding and attached, the file contains the cover page to the inspection.  - Seller-01/29/2026
																								Resolved-Client has provided correction email to question 18, complete inspection report, Notice of special assessment that began in XXXX - Due Diligence Vendor-02/09/2026	Months Reserves exceed minimum required - Reserves = 81 months – Required Reserves = 0 Months LTV is less than guideline maximum - Required is 70 Borrower has 60 Long term residence - Long Term Residence = 9+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7345465
XXXX	XXXX	305035400	D	A	D	A	A	A	A	A	Closed	FCRE1510	2026-01-29 05:13	2026-02-03 18:01	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received full security instrument with notary - Due Diligence Vendor-02/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/02/2026 Counter-Received security instrument reflecting Notary for B1 only. Missing Notary for B2. - Due Diligence Vendor-02/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing notary page to the mortgage. - Due Diligence Vendor-01/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026	Resolved-Received full security instrument with notary - Due Diligence Vendor-02/03/2026	Months Reserves exceed minimum required - Reserves = 81 months – Required Reserves = 0 Months LTV is less than guideline maximum - Required is 70 Borrower has 60 Long term residence - Long Term Residence = 9+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7345152
XXXX	XXXX	305035400	D	A	D	A	A	A	A	A	Closed	FCOM1350	2026-01-29 05:23	2026-02-01 14:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Signed Loan Agreement or Term Sheet	Resolved-Received complete signed loan agreement. - Due Diligence Vendor-02/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026 Open-The Subject Loan is a Business Purpose Loan but the Loan Agreement/Term Sheet Doc is 'Partial'. Missing signature page of the loan agreement - Due Diligence Vendor-01/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026	Resolved-Received complete signed loan agreement. - Due Diligence Vendor-02/01/2026	Months Reserves exceed minimum required - Reserves = 81 months – Required Reserves = 0 Months LTV is less than guideline maximum - Required is 70 Borrower has 60 Long term residence - Long Term Residence = 9+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7345218
XXXX	XXXX	305035400	D	A	D	A	A	A	A	A	Closed	FCRE0042	2026-01-28 16:12	2026-02-01 14:45	Resolved	1 - Information	C	A	Credit	Eligibility	Florida Foreign National Affidavit is missing or incomplete	Resolved-Received XXXX Foreign National Affidavit for each borrower. - Due Diligence Vendor-02/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026 Open-XXXX Foreign National Affidavit is Missing or Incomplete. Provide Missing Foreign National Affidavit. - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026	Resolved-Received XXXX Foreign National Affidavit for each borrower. - Due Diligence Vendor-02/01/2026	Months Reserves exceed minimum required - Reserves = 81 months – Required Reserves = 0 Months LTV is less than guideline maximum - Required is 70 Borrower has 60 Long term residence - Long Term Residence = 9+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7339097
XXXX	XXXX	305039317	C	A	C	A	A	A	A	A	Closed	FCRE1143	2026-01-29 13:41	2026-02-02 15:07	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-Received confirmation builder projected to turn over HOA at 90% sale. - Due Diligence Vendor-02/02/2026 Ready for Review-Document Uploaded. Lender notes the HOA provided the Cake questionnaire that states “anticipated date the Project will be turned over to the unit owners?” Triggers at 90% sold. - Seller-01/30/2026 Open-Builder is in control of HOA Missing the confirmation of when the Builder will transfer control of the HOA to the unit owners. - Due Diligence Vendor-01/29/2026	Ready for Review-Document Uploaded. Lender notes the HOA provided the XXXX questionnaire that states “anticipated date the Project will be turned over to the unit owners?” Triggers at 90% sold. - Seller-01/30/2026	Resolved-Received confirmation builder projected to turn over HOA at 90% sale. - Due Diligence Vendor-02/02/2026	Months Reserves exceed minimum required - 0 mths reserves req'd. Borrowers have9 mths reserves. LTV is less than guideline maximum - Max LTV is 65 Borrower has 50 Required is 65 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7356626
XXXX	XXXX	305039317	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-01-27 14:06	2026-02-02 15:06	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-02/02/2026 Ready for Review-Document Uploaded. Please see attached Mtg DOT with legal copy - Seller-01/30/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description from the Mortgage Document (Deed of Trust). - Due Diligence Vendor-01/27/2026	Ready for Review-Document Uploaded. Please see attached Mtg DOT with legal copy - Seller-01/30/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-02/02/2026	Months Reserves exceed minimum required - 0 mths reserves req'd. Borrowers have9 mths reserves. LTV is less than guideline maximum - Max LTV is 65 Borrower has 50 Required is 65 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7317093
XXXX	XXXX	305035413	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305051978	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305039330	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305039233	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305051957	A	A	A	A	A	A	A	A							A	A										QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305052025	D	A	D	A	A	A	A	A	Closed	FCRE0009	2026-02-03 18:01	2026-04-10 16:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Condo Rider	Resolved-Re-recorded Mtg DOT with Rider provided. - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached re-recorded Mtg DOT with Rider - Seller-04/09/2026 Open-Missing Condo Rider - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Please see attached re-recorded Mtg DOT with Rider - Seller-04/09/2026	Resolved-Re-recorded Mtg DOT with Rider provided. - Due Diligence Vendor-04/10/2026	Months Reserves exceed minimum required - The Borrowers has 94.48 months in reserves 2 months required by guidelines. Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 762. Required is 660 Borrower has 770		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7427408
XXXX	XXXX	305039322	D	A	D	A	A	A	A	A	Closed	FCRE1508	2026-02-03 20:17	2026-02-13 09:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Foreign National Alternative Credit Documentation is Missing	Resolved-Received Alternate Credit for both borrowers. - Due Diligence Vendor-02/13/2026
Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. Counter not Valid, See remaining pages 14-31 are for B2 assets. Please expedite this to be cleared as soon as possible - Seller-02/11/2026
Counter-Received stamped bank printout for b1.  Missing for B2 - Due Diligence Vendor-02/06/2026
Ready for Review-Document Uploaded. Lender notes Foreign National Credit XXXX requirements' stipulation was satisfied using the attached XXXX & XXXX bank statements. DD/MM/YYYY documenting a foreign financial banking relationship for the past 60-days may be utilized in this section. Please expedite this to be cleared as soon as possible
  - Seller-02/04/2026
Open-The Alternative Credit Documentation for Foreign National is Missing. Missing alternative credit documentation for both borrowers as Foreign Nationals. Other findings may apply. - Due Diligence Vendor-02/04/2026	Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. Counter not Valid, See remaining pages 14-31 are for B2 assets. Please expedite this to be cleared as soon as possible - Seller-02/11/2026
 Ready for Review-Document Uploaded. Lender notes Foreign National Credit XXXX requirements' stipulation was satisfied using the attached XXXX & XXXX bank statements. DD/MM/YYYY documenting a foreign financial banking relationship for the past 60-days may be utilized in this section. Please expedite this to be cleared as soon as possible
  - Seller-02/04/2026
																								Resolved-Received Alternate Credit for both borrowers. - Due Diligence Vendor-02/13/2026	LTV is less than guideline maximum - 70% LTV below max allowed of 75% Months Reserves exceed minimum required - Reserves: 14 Min 6		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7428172
XXXX	XXXX	305039322	D	A	D	A	A	A	A	A	Closed	FCRE2244	2026-02-03 19:41	2026-02-05 16:03	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Upon further review, no safety issue and repairs have been authorized by the board. - Due Diligence Vendor-02/05/2026
Ready for Review-Document Uploaded. Lender notes the HOA Questionnaire ***updates / is the most recent*** see item 21 with NO  “Is there significant deferred maintenance posted to the subject property?”,  Also see items 24-28, all reflect no needed repairs and meets habitability requirements. Please expedite this to be cleared as soon as possible  - Seller-02/04/2026
																						Open-Property Issues are identified for the property Per Engineer's Report dated XXXX Engineer comments in several sections that subject project is in Fair Condition, citing cracks and spalling concrete and cracks at exterior wall requiring structural repairs, observing previous patches. Steel stand at AC Units in Poor Condition. - Due Diligence Vendor-02/04/2026	Ready for Review-Document Uploaded. Lender notes the HOA Questionnaire ***updates / is the most recent*** see item 21 with NO “Is there significant deferred maintenance posted to the subject property?”, Also see items 24-28, all reflect no needed repairs and meets habitability requirements. Please expedite this to be cleared as soon as possible - Seller-02/04/2026	Resolved-Upon further review, no safety issue and repairs have been authorized by the board. - Due Diligence Vendor-02/05/2026	LTV is less than guideline maximum - 70% LTV below max allowed of 75% Months Reserves exceed minimum required - Reserves: 14 Min 6		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7427968
XXXX	XXXX	305035422	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-02-03 17:08	2026-03-19 15:09	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Updated replacement cost estimate provided. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. Please see attached - Seller-03/19/2026
Counter-Nationwide insurance Estimate is not the subjects insurer which is required by the guidelines.  Please provide RCE from Insurer or 3rd Party RCE - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. Please refer to Section XXXX – Hazard Insurance, which states that hazard insurance coverage must be equal to the lesser of:

The replacement cost of the dwelling, as supported by a Replacement Cost Estimator (RCE), or

The unpaid principal balance of the mortgage

Section XXXX further clarifies that an acceptable Replacement Cost Estimator may be:

Provided by the property insurer, or

Provided by a third-party source (e.g., XXXX), or

Based on the estimated cost to replace the dwelling from a recent appraisal, if available

In this case, the Replacement Cost Estimator was provided by XXXX, a third-party source, which is explicitly permitted under the guideline. The RCE reflects a replacement cost of $536,901, and the borrower’s hazard insurance policy provides $550,000 in dwelling coverage.

Because the coverage exceeds the documented replacement cost, the policy satisfies Section XXXX requirements. The loan amount is not the controlling factor when the replacement cost is lower.

Conclusion: The hazard insurance coverage meets guideline requirements. No further action is required. Please clear the finding. - Seller-02/08/2026
Counter-Received insurance estimate from another company (not insurer or agent).  Please RCE meeting requirements of guideline XXXX - Due Diligence Vendor-02/06/2026
Ready for Review-Document Uploaded. For this loan, the loan amount is XXXX, but the applicable standard for hazard insurance is that coverage must meet the lesser of:

The replacement cost of the improvements, or The loan amount

A Replacement Cost Estimator (RCE) was completed for the subject property, reflecting an insurable replacement cost of $536,901. The borrower’s hazard insurance policy provides $550,000 in dwelling coverage.

Because the hazard insurance coverage exceeds the documented replacement cost, the policy meets all agency and investor requirements. The loan amount is not the determining factor when replacement cost is lower.

This property is located in XXXX, and the coverage amount is fully adequate for the insurable value of the improvements.

Conclusion:
The hazard insurance coverage is sufficient and satisfies guideline requirements. No further action is needed. - Seller-02/04/2026
Open-Insufficient Coverage Amount for Insured Subject Property. Hazard insurance dwelling coverage is not sufficient - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/19/2026
 Ready for Review-Document Uploaded. Please refer to Section XXXX – Hazard Insurance, which states that hazard insurance coverage must be equal to the lesser of:

The replacement cost of the dwelling, as supported by a Replacement Cost Estimator (RCE), or

The unpaid principal balance of the mortgage

Section XXXX further clarifies that an acceptable Replacement Cost Estimator may be:

Provided by the property insurer, or

Provided by a third-party source (e.g., XXXX), or

Based on the estimated cost to replace the dwelling from a recent appraisal, if available

In this case, the Replacement Cost Estimator was provided by XXXX, a third-party source, which is explicitly permitted under the guideline. The RCE reflects a replacement cost of $536,901, and the borrower’s hazard insurance policy provides $550,000 in dwelling coverage.

Because the coverage exceeds the documented replacement cost, the policy satisfies Section XXXX requirements. The loan amount is not the controlling factor when the replacement cost is lower.

Conclusion: The hazard insurance coverage meets guideline requirements. No further action is required. Please clear the finding. - Seller-02/08/2026
 Ready for Review-Document Uploaded. For this loan, the loan amount is XXXX, but the applicable standard for hazard insurance is that coverage must meet the lesser of:

The replacement cost of the improvements, or The loan amount

A Replacement Cost Estimator (RCE) was completed for the subject property, reflecting an insurable replacement cost of $536,901. The borrower’s hazard insurance policy provides $550,000 in dwelling coverage.

Because the hazard insurance coverage exceeds the documented replacement cost, the policy meets all agency and investor requirements. The loan amount is not the determining factor when replacement cost is lower.

This property is located in JXXXX, and the coverage amount is fully adequate for the insurable value of the improvements.

Conclusion:
The hazard insurance coverage is sufficient and satisfies guideline requirements. No further action is needed. - Seller-02/04/2026
																								Resolved-Updated replacement cost estimate provided. - Due Diligence Vendor-03/19/2026	Months Reserves exceed minimum required - 10 months reserves exceeds 0 months required. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 785		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7426665
XXXX	XXXX	305051994	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305051984	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305051987	C	A	C	A	A	A	A	A	Closed	FCRE1143	2026-02-05 10:59	2026-02-17 15:01	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved--HOA questionnaire confirms 65% of units have sold and developer will turnover HOA to owners once sales reach 90%. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX, XXXX". HOA will be transferred to Unit Owners at 90% of units sold. - Seller-02/06/2026 Open-Builder is in control of HOA Missing approximate date of transfer. - Due Diligence Vendor-02/05/2026	Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX, XXXX". HOA will be transferred to Unit Owners at 90% of units sold. - Seller-02/06/2026	Resolved--HOA questionnaire confirms 65% of units have sold and developer will turnover HOA to owners once sales reach 90%. - Due Diligence Vendor-02/17/2026	LTV is less than guideline maximum - LTV Required is 70% Borrower has 50%. Required is 70 Borrower has 50 Months Reserves exceed minimum required - Reserves = 718 months – Required Reserves = 6 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7466000
XXXX	XXXX	305051968	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305039335	D	B	D	B	A	A	A	A	Closed	FCRE1480	2026-02-05 16:36	2026-02-18 17:42	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Received Conversion calculation - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. Please see attached Conversion of XXXX to USD  that has been uploaded to your system.  Please clear this finding.  - Seller-02/15/2026
Counter-Received Bank Statement. Statement provided did not reflect conversion.  - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. Please see attached translation of the XXXX bank statements.   - Seller-02/06/2026
																						Open-Asset Record 2 Does Not Meet G/L Requirements Missing translation of the XXXX bank statements to review activity. Upon receipt additional information maybe required. - Due Diligence Vendor-02/05/2026	Ready for Review-Document Uploaded. Please see attached Conversion of XXXX to USD that has been uploaded to your system. Please clear this finding. - Seller-02/15/2026 Ready for Review-Document Uploaded. Please see attached translation of the XXXX bank statements. - Seller-02/06/2026	Resolved-Received Conversion calculation - Due Diligence Vendor-02/18/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.318 LTV is less than guideline maximum - Required is 70 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7476758
XXXX	XXXX	305039335	D	B	D	B	A	A	A	A	Closed	FCRE9996	2026-02-05 17:59	2026-02-10 14:34	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo does not meet requirements	Waived-Originator provided a waiver to allow minimum square footage of 500, applied to non material finding with comp factors - Due Diligence Vendor-02/10/2026 Ready for Review-Document Uploaded. Please see attached approved exception request form. - Seller-02/06/2026 Open-Properties with less than 500 square feet of living space are not eligible. Subject has 391 square feet - Due Diligence Vendor-02/05/2026	Ready for Review-Document Uploaded. Please see attached approved exception request form. - Seller-02/06/2026	Waived-Originator provided a waiver to allow minimum square footage of 500, applied to non material finding with comp factors - Due Diligence Vendor-02/10/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.318 LTV is less than guideline maximum - Required is 70 Borrower has 65	DSC% is greater than 1.2 -LTV is 5% less than guideline max	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	7478621
XXXX	XXXX	305039335	D	B	D	B	A	A	A	A	Closed	FPRO1256	2026-02-05 16:46	2026-02-10 14:32	Resolved	1 - Information	D	A	Credit	Eligibility	HOA Questionnaire Document is Partially Provided	Resolved-The HOA Questionnaire Document is not partially present or Not Applicable. - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. This finding is not applicable.
The HOA Questionnaire indicates that builder control turnover is based on project completion milestones. Specifically, the questionnaire states that turnover will begin once 90% of the units have closed. A specific calendar date is not provided because turnover is contingent upon this completion threshold.
Under XXXX guidelines, disclosure of the turnover condition is acceptable when a fixed date is not available. The HOA Questionnaire is therefore complete as provided, and no additional documentation is required at this time.
Please clear this finding.
 - Seller-02/06/2026
Open-Subject Property is part of an HOA but the HOA Questionnaire Document is only Partially Provided. Missing the date that the Builder will turn over control to the HOA. Upon receipt, additional conditions maybe required. - Due Diligence Vendor-02/05/2026	Ready for Review-Document Uploaded. This finding is not applicable.
The HOA Questionnaire indicates that builder control turnover is based on project completion milestones. Specifically, the questionnaire states that turnover will begin once 90% of the units have closed. A specific calendar date is not provided because turnover is contingent upon this completion threshold.
Under XXXX guidelines, disclosure of the turnover condition is acceptable when a fixed date is not available. The HOA Questionnaire is therefore complete as provided, and no additional documentation is required at this time.
Please clear this finding.
 - Seller-02/06/2026
																								Resolved-The HOA Questionnaire Document is not partially present or Not Applicable. - Due Diligence Vendor-02/10/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.318 LTV is less than guideline maximum - Required is 70 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7476980
XXXX	XXXX	305051927	C	B	A	A	C	B	A	A	Closed	finding-3634	2026-02-04 20:47	2026-02-13 08:26	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/13/2026
Ready for Review-Document Uploaded. CURE DOCS UPLOADED - Seller-02/11/2026
Counter------Need copy of letter to borrower, check and shipping label. - Due Diligence Vendor-02/10/2026
Ready for Review-Document Uploaded. SEE ATTACHMENTS- WILL REQUEST A CHECK FOR $375 AND LABEL IF AGREED UPON - Seller-02/09/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,000.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $1000.00 (Second Appraisal Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1000.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-02/05/2026	Ready for Review-Document Uploaded. CURE DOCS UPLOADED - Seller-02/11/2026 Ready for Review-Document Uploaded. SEE ATTACHMENTS- WILL REQUEST A CHECK FOR $375 AND LABEL IF AGREED UPON - Seller-02/09/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/13/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 758. Required is 720 Borrower has 758 Months Reserves exceed minimum required - 155.91 months in reserves; guideline requires 9 months.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7452477
XXXX	XXXX	305051927	C	B	A	A	C	B	A	A	Closed	finding-3542	2026-02-04 15:51	2026-02-10 08:25	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	Resolved------Received copy of PCCD. Finding Resolved. - Due Diligence Vendor-02/10/2026
Ready for Review-No, a new 3-day waiting period is NOT required for an APR decrease.

Under TRID rules, a lender only has to reset the 3-business-day clock if one of three things happens:

APR increases beyond tolerance

Fixed-rate loan: increase ≥ 0.125%

ARM: increase ≥ 0.25%

Loan product changes (e.g., fixed → ARM)

A prepayment penalty is added

An APR decrease—like from 8.207% to 8.008%—does not trigger redisclosure timing. The lender can issue an updated CD and close as scheduled (even same day). - Seller-02/09/2026
																						Open-This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. ----- The APR of 8.207% on CD XXXX changed to 8.008% on final CD XXXX without a new three day waiting period. - Due Diligence Vendor-02/04/2026	Ready for Review-No, a new 3-day waiting period is NOT required for an APR decrease. Under TRID rules, a lender only has to reset the 3-business-day clock if one of three things happens: APR increases beyond tolerance Fixed-rate loan: increase ≥ 0.125% ARM: increase ≥ 0.25% Loan product changes (e.g., fixed → ARM) A prepayment penalty is added An APR decrease—like from 8.207% to 8.008%—does not trigger redisclosure timing. The lender can issue an updated CD and close as scheduled (even same day). - Seller-02/09/2026	Resolved------Received copy of PCCD. Finding Resolved. - Due Diligence Vendor-02/10/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 758. Required is 720 Borrower has 758 Months Reserves exceed minimum required - 155.91 months in reserves; guideline requires 9 months.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7447934
XXXX	XXXX	305035309	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305052002	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305051928	C	A	C	A	A	A	A	A	Closed	FCRE1148	2026-02-06 20:28	2026-02-12 17:05	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received updated Title with Coverage Amount of $242250 - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/10/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien - Due Diligence Vendor-02/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/10/2026	Resolved-Received updated Title with Coverage Amount of $242250 - Due Diligence Vendor-02/12/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.331 Required is 0 Borrower has 1.331 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744 Required is 720 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7501946
XXXX	XXXX	305051993	D	B	D	B	A	A	A	A	Closed	FCRE1441	2026-02-09 11:18	2026-05-21 15:42	Waived	2 - Non-Material	C	B	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Waived-Originator exception granted. Waiver applied to non-material finding with comp factors, Provided Approved Exception for 1X30 - Due Diligence Vendor-02/11/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/09/2026 Open-Delinquent Credit History Does Not Meet Guideline Requirements Provide proof of approved exception for 1X30 mortgage late within 12m, missing from file. (UW notes on 1008 indicate an exception for mortgage late was approved). - Due Diligence Vendor-02/09/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/09/2026	Waived-Originator exception granted. Waiver applied to non-material finding with comp factors, Provided Approved Exception for 1X30 - Due Diligence Vendor-02/11/2026	LTV is less than guideline maximum - Required is 75 Borrower has 60 Required is 75 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 812 Required is 700 Borrower has 812	Fico score is at least 20 points above minimum for Program LTV is 5% less than guidelines	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7517131
XXXX	XXXX	305051993	D	B	D	B	A	A	A	A	Closed	FCRE8887	2026-02-09 13:05	2026-03-03 10:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Client provided explanation as to why CB 1003 dated after Note date. - Due Diligence Vendor-03/03/2026
Ready for Review-Lender notes B2 was not able to sign a final Commercial loan application at time of loan docs being signed due to LOS SYS did not auto populate one / did not generate.  The closing department generated said application to be executed after and that is way the date is XXXX, this has been reconciled now and should suffice. Please expedite this to be cleared as soon as possible - Seller-02/27/2026
Counter-Received final 1003 for borrower dated XXXX which matches note. 1003 for Coborrower is dated XXXX, provide final 1003 for CB dated XXXX - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. Please see attached, Please expedite this to be cleared as soon as possible  - Seller-02/24/2026
Counter-Finding remains. Lender provided fully executed Initial 1003 for both borrowers, missing fully executed Final 1003 for both borrowers. final 1003 in upload for different borrower, page 145 in upload - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. Both Final 1003 applications are attached one for each, B1 & B2  - Seller-02/09/2026
Open-Missing final signed application for B2. - Due Diligence Vendor-02/09/2026	Ready for Review-Lender notes B2 was not able to sign a final Commercial loan application at time of loan docs being signed due to LOS SYS did not auto populate one / did not generate. The closing department generated said application to be executed after and that is way the date is XXXX, this has been reconciled now and should suffice. Please expedite this to be cleared as soon as possible - Seller-02/27/2026
 Ready for Review-Document Uploaded. Please see attached, Please expedite this to be cleared as soon as possible  - Seller-02/24/2026
 Ready for Review-Document Uploaded. Both Final 1003 applications are attached one for each, B1 & B2  - Seller-02/09/2026
																								Resolved-Client provided explanation as to why CB 1003 dated after Note date. - Due Diligence Vendor-03/03/2026	LTV is less than guideline maximum - Required is 75 Borrower has 60 Required is 75 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 812 Required is 700 Borrower has 812		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7520089
XXXX	XXXX	305051997	C	A	C	A	A	A	C	A	Closed	FCRE1118	2026-02-04 16:53	2026-02-17 16:55	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Deed of Trust Signature does not match Note	Resolved-Received Borrowing Certificate. - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the borrower is personally liable on the NOTE, signed as BORROWER NAME(S): XXXX and DOT Vesting is signed by the OWNER NAME(S): XXXX, Both signatures Blocks are utilized properly. Please expedite this to be cleared as soon as possible
  - Seller-02/12/2026
Counter-Received Signature Block approval. The Approval provided shows a Signature block for the borrower that is not included on the DOT received.  Finding remains.  - Due Diligence Vendor-02/12/2026
Ready for Review-Document Uploaded. Lender Notes the signature blocks were reviewed and approved by the Legal team - XXXX Review team and deemed proper for signing the closing documents. Please see attached Legal advised documentation   - Seller-02/10/2026
Open-Borrower 1 Signature does not match Note Borrower signature on Note not same as signed the Deed of Trust. It appears that the borrower did not sign and Managing member did sign and she is not on the application. Borrower to sign the DOT/ Mortgage documentation. - Due Diligence Vendor-02/04/2026	Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the borrower is personally liable on the NOTE, signed as BORROWER NAME(S): XXXX and DOT Vesting is signed by the OWNER NAME(S): XXXX, Both signatures Blocks are utilized properly. Please expedite this to be cleared as soon as possible
  - Seller-02/12/2026
 Ready for Review-Document Uploaded. Lender Notes the signature blocks were reviewed and approved by the Legal team - XXXX Review team and deemed proper for signing the closing documents. Please see attached Legal advised documentation   - Seller-02/10/2026
																								Resolved-Received Borrowing Certificate. - Due Diligence Vendor-02/17/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.288 LTV is less than guideline maximum - Required is 70 Borrower has 59.86		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7449299
XXXX	XXXX	305051997	C	A	C	A	A	A	C	A	Closed	FPRO0007	2026-02-09 12:24	2026-02-17 15:52	Resolved	1 - Information	C	A	Property	Property	Condo Warrantable Comment Check	Resolved-Received 1008 with UW attestation of warrantability - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. - Seller-02/10/2026 Open-Make sure guides/matrix are verified and meet for this type of condo. If Condo Project is Not Warrantable ensure comment is left in comment box. Lender indicates project not confirmed established per XXXX. - Due Diligence Vendor-02/09/2026	Ready for Review-Document Uploaded. - Seller-02/10/2026	Resolved-Received 1008 with UW attestation of warrantability - Due Diligence Vendor-02/12/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.288 LTV is less than guideline maximum - Required is 70 Borrower has 59.86		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7519075
XXXX	XXXX	305051997	C	A	C	A	A	A	C	A	Closed	FCRE0197	2026-02-09 12:24	2026-02-17 15:52	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller CD. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/12/2026 Counter-Received duplicate CD. CD provided does not include funds paid to/from seller. Review of initial file reveal a CD not executed and reflect a Payoff IAO $410,408.08 to XXXX not reflected on title. - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please see attached final CD - Seller-02/10/2026 Open-The Final SELLER CD/HUD is missing. Missing the Final Seller CD/ HUD. - Due Diligence Vendor-02/09/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/12/2026 Ready for Review-Document Uploaded. Please see attached final CD - Seller-02/10/2026	Resolved-Received Seller CD. - Due Diligence Vendor-02/17/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.288 LTV is less than guideline maximum - Required is 70 Borrower has 59.86		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7519076
XXXX	XXXX	305051997	C	A	C	A	A	A	C	A	Closed	FCRE1480	2026-02-09 15:23	2026-02-17 15:48	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contains sufficient documentation for Asset 2. - Due Diligence Vendor-02/17/2026
Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. Sufficient details have been verified and funds sources confirm to be borrowers funds. The transaction history documents reflect the Borrower’s name “XXXX” with account ending in XXXX. Lender notes both the “Letter of Explanation – Source of Escrow deposits” and Closing agent “XXXX.” Wire receipts reflect the “originator” account details, the borrower and Bank info, supporting the following: Deposit 1) $15,395 on XXXX from XXXX acct XXXX Deposit 2) $15k on XXXX from XXXX acct XXXX Deposit 3) $30,395 on XXXX from XXXX acct XXXX Deposit 4) $28,185 on XXXX from XXXX acct XXXX Deposit 5) $63k on XXXX from XXXX acct XXXX Deposit 6) $31k XXXX from XXXX acct XXXX Deposit 7) $60,185 on XXXX from XXXX acct XXXX Total of $243,160, All wired details info reflect our borrower as the originator. - Seller-02/12/2026
Counter-Received Transaction history for XXXX and deposit receipts to escrow.  XXXX, Verification of Deposits and Assets-Copies of bank statements or investment portfolio statements. All statements must :clearly identify the financial institution, clearly identify the borrower as the account holder, include at least the last four digits of the account number, include the time period covered by the statement, include all deposits and withdrawal transactions (for depository accounts), include all purchase and sale transactions (for financial portfolio accounts), and include the ending account balance. Documents that are faxed to the lender or downloaded from the Internet must clearly identify the name of the depository or investment institution and the source of information—for example, by including that information in the Internet or fax banner at the top of the document.  ---  - Due Diligence Vendor-02/12/2026
Ready for Review-Document Uploaded. Disagree, the transaction history documents reflect the Borrower’s name “XXXX” with account ending in XXXX. Lender notes both the “Letter of Explanation – Source of Escrow deposits” and Closing agent “XXXX.” Wire receipts reflect the “originator” account details, the borrower and Bank info, supporting the following:

Deposit 1) $15,395 on XXXX from XXXX acct XXXX
Deposit 2) $15k on XXXX from XXXX acct XXXX
Deposit 3) $30,395 on XXXX from XXXX acct XXXX
Deposit 4) $28,185 on XXXX from XXXX acct XXXX
Deposit 5) $63k on XXXX from XXXX acct XXXX
Deposit 6) $31k XXXX from XXXX acct XXXX
Deposit 7) $60,185 on XXXX from XXXX acct XXXX
Total of  $243,160, All wired details info reflect our borrower as the originator.
 - Seller-02/10/2026
Open-Asset Record 2 Does Not Meet G/L Requirements Missing the bank name of #XXXX that reflects the withdrawals of many of the EMD payments made to Escrow and the Builder. Upon receipt, additional information maybe required. - Due Diligence Vendor-02/09/2026	Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. Sufficient details have been verified and funds sources confirm to be borrowers funds. The transaction history documents reflect the Borrower’s name “XXXX” with account ending in XXXX. Lender notes both the “Letter of Explanation – Source of Escrow deposits” and Closing agent “XXXX.” Wire receipts reflect the “originator” account details, the borrower and Bank info, supporting the following: Deposit 1) $15,395 on XXXX from XXXX acct XXXX Deposit 2) $15k on XXXX from XXXX acct XXXX Deposit 3) $30,395 on XXXX from XXXX acct XXXX Deposit 4) $28,185 on XXXX from XXXX acct XXXX Deposit 5) $63k on XXXX from XXXX acct XXXX Deposit 6) $31k XXXX from XXXX acct XXXX Deposit 7) $60,185 on XXXX from XXXX acct XXXX Total of $243,160, All wired details info reflect our borrower as the originator. - Seller-02/12/2026
 Ready for Review-Document Uploaded. Disagree, the transaction history documents reflect the Borrower’s name “XXXX” with account ending in XXXX. Lender notes both the “Letter of Explanation – Source of Escrow deposits” and Closing agent “XXXX.” Wire receipts reflect the “originator” account details, the borrower and Bank info, supporting the following:

Deposit 1) $15,395 on XXXX from XXXX acct XXXX
Deposit 2) $15k on XXXX from XXXX acct XXXX
Deposit 3) $30,395 on XXXX from XXXX acct XXXX
Deposit 4) $28,185 on XXXX from XXXX acct XXXX
Deposit 5) $63k on XXXX from XXXX acct XXXX
Deposit 6) $31k XXXX from XXXX acct XXXX
Deposit 7) $60,185 on XXX from XXXX acct XXXX
Total of  $243,160, All wired details info reflect our borrower as the originator.
 - Seller-02/10/2026
																								Resolved-Upon further review, the loan file contains sufficient documentation for Asset 2. - Due Diligence Vendor-02/17/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.288 LTV is less than guideline maximum - Required is 70 Borrower has 59.86		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7523339
XXXX	XXXX	305051985	C	A	C	A	A	A	A	A	Closed	FCRE1143	2026-02-09 15:05	2026-02-13 10:25	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-Received confirmation turn over at 90% of Units Sold - Due Diligence Vendor-02/13/2026
Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX, XXXX" - Seller-02/11/2026
																						Open-Builder is in control of HOA Per guides, the developer may be in control of the condominium association as long as the Master Agreement provides for the homeowners to take control upon either a predetermined percentage of unit sales or within a defined time period. Condo Questionnaire states builder/developer is in control of HOA but provides no additional details. Lender to obtain additional confirmation if control of HOA will transfer to unit owners after a predetermined percentage of unit sales or within a defined time period - Due Diligence Vendor-02/09/2026	Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX, XXXX" - Seller-02/11/2026	Resolved-Received confirmation turn over at 90% of Units Sold - Due Diligence Vendor-02/13/2026	Long term residence - Long Term Residence = 20+ years LTV is less than guideline maximum - Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7522997
XXXX	XXXX	305051983	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305051906	C	A	C	A	A	A	A	A	Closed	FCRE1148	2026-02-10 08:55	2026-02-12 14:40	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Client provided updated Title Coverage Amount of $187600 - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. Please see attached Title Report. No issues found. - Seller-02/10/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien - Due Diligence Vendor-02/10/2026	Ready for Review-Document Uploaded. Please see attached Title Report. No issues found. - Seller-02/10/2026	Resolved-Client provided updated Title Coverage Amount of $187600 - Due Diligence Vendor-02/12/2026	Long term residence - Long Term Residence = 8+ years Months Reserves exceed minimum required - Verified assets of 14.88 months exceeds the minimum required of 0 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7534237
XXXX	XXXX	305052029	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305051904	C	A	C	A	A	A	A	A	Closed	FCRE0108	2026-02-10 13:56	2026-02-12 14:37	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Client provided Condo policy in which Fidelity Coverage is reflected - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. We respectfully disagree. The fidelity insurance coverage equaling at least the sum of three months of assessments on all units in the project ($1,522,770) is on the attached total $2,000,000 for D&O and Crime. - Seller-02/10/2026 Open-Fidelity Coverage not met. Fidelity Coverage not met - Due Diligence Vendor-02/10/2026	Ready for Review-Document Uploaded. We respectfully disagree. The fidelity insurance coverage equaling at least the sum of three months of assessments on all units in the project ($1,522,770) is on the attached total $2,000,000 for D&O and Crime. - Seller-02/10/2026	Resolved-Client provided Condo policy in which Fidelity Coverage is reflected - Due Diligence Vendor-02/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 675 LTV is less than guideline maximum - Required is 70 Borrower has 54.9		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7542900
XXXX	XXXX	305051919	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-02-10 17:15	2026-02-13 10:27	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received receipt of Gift Funds. - Due Diligence Vendor-02/13/2026 Ready for Review-Document Uploaded. - Seller-02/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/11/2026 Open-Total Qualified Assets Post-Close amount is '$-2896.95'. Assets are Insufficient. The Borrower's assets to close are insufficient due to missing documentation of receipt of gift funds. - Due Diligence Vendor-02/10/2026	Ready for Review-Document Uploaded. - Seller-02/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/11/2026	Resolved-Received receipt of Gift Funds. - Due Diligence Vendor-02/13/2026	Long term residence - Long Term Residence = 2+ years Credit history exceeds minimum required - Credit History = 188 Months Minimum Credit History = 24 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7547156
XXXX	XXXX	305051919	C	A	C	A	A	A	A	A	Closed	FCRE1480	2026-02-10 21:37	2026-02-13 10:27	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Received receipt of Gift Funds. - Due Diligence Vendor-02/13/2026 Ready for Review-Document Uploaded. - Seller-02/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/11/2026 Open-Asset Record 2 Does Not Meet G/L Requirements Missing documentation of gift funds of $3,000 sent to escrow/title company at closing. - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. - Seller-02/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/11/2026	Resolved-Received receipt of Gift Funds. - Due Diligence Vendor-02/13/2026	Long term residence - Long Term Residence = 2+ years Credit history exceeds minimum required - Credit History = 188 Months Minimum Credit History = 24 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7550682
XXXX	XXXX	305051891	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-02-09 15:08	2026-02-13 14:55	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-02/13/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/11/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description attached to deed of trust. - Due Diligence Vendor-02/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/11/2026	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-02/13/2026	Months Reserves exceed minimum required - Verified assets of 13.82 months exceeds the minimum required of 6 months On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 31 months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7523046
XXXX	XXXX	305052033	D	A	D	A	A	A	A	A	Closed	FCRE9501	2026-02-11 16:23	2026-05-21 10:36	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received account printout reflecting sufficient funds for closing. - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. Please see attached Snippet of Final CD , Funds to Close and Bank Statement Transaction history from XXXX to XXXX showing available balance of $47,935.28.  CTC from borrower is $41,714.48. Surplus is $6,220.80. No  issues found. Please clear this finding.  - Seller-02/13/2026
																						Open-Total Qualified Assets Post-Close amount is '$-38888.2'. Assets are Insufficient. Lender to provide additional asset documentation to cover shortage of verified assets to close. - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. Please see attached Snippet of Final CD , Funds to Close and Bank Statement Transaction history from XXXX to XXXX showing available balance of $47,935.28. CTC from borrower is $41,714.48. Surplus is $6,220.80. No issues found. Please clear this finding. - Seller-02/13/2026	Resolved-Received account printout reflecting sufficient funds for closing. - Due Diligence Vendor-02/17/2026	Credit history exceeds minimum required - Credit History = 128 Months Minimum Credit History = 24 Months Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 620 Borrower has 738		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7568241
XXXX	XXXX	305052033	D	A	D	A	A	A	A	A	Closed	FCRE1252	2026-02-11 15:28	2026-02-23 14:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received Final Title w/correct Vesting. - Due Diligence Vendor-02/23/2026
Ready for Review-Document Uploaded. Please see attached Final Title Policy. Vesting is on LLC. Please clear this finding. - Seller-02/20/2026
																						Open-Title Document is Incomplete Most recent revised commitment, dated XXXX, Schedule B Exception #6 indicates vesting to be held individually by the borrower. However, executed Mortgage in file reflects the property to remain vested in the borrower's business entity. Lender to provide a final title policy confirming correct vesting on title. Additional conditions may apply pending review. - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. Please see attached Final Title Policy. Vesting is on LLC. Please clear this finding. - Seller-02/20/2026	Resolved-Received Final Title w/correct Vesting. - Due Diligence Vendor-02/23/2026	Credit history exceeds minimum required - Credit History = 128 Months Minimum Credit History = 24 Months Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 620 Borrower has 738		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7567015
XXXX	XXXX	305052033	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-02-11 16:11	2026-02-17 16:03	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received living rent free letter. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached rent-free letter. - Seller-02/12/2026 Open-Housing History Does Not Meet Guideline Requirements Per guides, FTHB's living rent-free must provide a rent-free letter. Rent-free letter not in file. - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. Please see attached rent-free letter. - Seller-02/12/2026	Resolved-Received living rent free letter. - Due Diligence Vendor-02/17/2026	Credit history exceeds minimum required - Credit History = 128 Months Minimum Credit History = 24 Months Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 620 Borrower has 738		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7567966
XXXX	XXXX	305052033	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-02-11 21:40	2026-02-17 16:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received corrected final 1003 reflecting perm res alien. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached PC 1003. Please clear this finding. - Seller-02/13/2026 Open-Lender to provide an updated loan application to amend the borrower's citizenship from XXXX to XXXX as evidenced by borrower's XXXX card and social security card provided in the loan file. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached PC 1003. Please clear this finding. - Seller-02/13/2026	Resolved-Received corrected final 1003 reflecting perm res alien. - Due Diligence Vendor-02/17/2026	Credit history exceeds minimum required - Credit History = 128 Months Minimum Credit History = 24 Months Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 620 Borrower has 738		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7574675
XXXX	XXXX	305051890	C	B	C	B	A	A	A	A	Closed	FCRE8201	2026-02-12 09:56	2026-02-18 09:36	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception applied to non-material findings with comp factors. - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Please see attached, exception used to final approve loan - Seller-02/12/2026 Open-Borrower is living rent free; however, per guidelines only allowed on primary and second homes. Subject is an investment property. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached, exception used to final approve loan - Seller-02/12/2026	Waived-Originator exception applied to non-material findings with comp factors. - Due Diligence Vendor-02/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 777 Required is 700 Borrower has 777 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.06 Required is 50 Borrower has 38.06	DTI below max, FICO 777, 6 months reserves	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7582574
XXXX	XXXX	305051890	C	B	C	B	A	A	A	A	Closed	FCRE1317	2026-02-11 23:08	2026-02-18 09:34	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Waived-Lender exception applied to non-material finding with comp factors. - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. Please see attached, exception used to final approve loan  - Seller-02/12/2026
																						Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months Notations in file state exception being requested for gap of employment; however, no exception found in file. Employment gaps of more than 60 days within the most recent two (2) year period the borrower must be employed with current employer for a minimum of six (6) months. Borrowers start date is XXXX which does not meet guidelines. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached, exception used to final approve loan - Seller-02/12/2026	Waived-Lender exception applied to non-material finding with comp factors. - Due Diligence Vendor-02/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 777 Required is 700 Borrower has 777 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.06 Required is 50 Borrower has 38.06	Income/DTI	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7574890
XXXX	XXXX	305051890	C	B	C	B	A	A	A	A	Closed	FCRE1206	2026-02-11 23:26	2026-02-17 17:34	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. - Seller-02/12/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser missing from interested party and OFAC list. Additional findings may apply. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. - Seller-02/12/2026	Resolved-Received Fraud report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 777 Required is 700 Borrower has 777 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.06 Required is 50 Borrower has 38.06		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7574955
XXXX	XXXX	305051986	C	A	C	A	A	A	A	A	Closed	FCRE1491	2026-02-12 08:26	2026-03-03 12:25	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-The borrower has sufficient assets without the XXXX account. - Due Diligence Vendor-03/03/2026 Open-Asset Qualification Does Not Meet Guideline Requirements Missing proof that the borrower is the account holder and has access to funds contained in the XXXX Bank account account holder is listed as XXXX (the account the EMD was originated from). - Due Diligence Vendor-02/12/2026		Resolved-The borrower has sufficient assets without the XXXX account. - Due Diligence Vendor-03/03/2026	Months Reserves exceed minimum required - Required reserves 6 mths. Borrower has 535.14 mths in reserves. LTV is less than guideline maximum - Max LTV is 70 Borrower has 50 Required is 70 Borrower has 50			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7580296
XXXX	XXXX	305051986	C	A	C	A	A	A	A	A	Closed	FCRE1143	2026-02-12 07:55	2026-02-17 17:37	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-Received confirmation, turn over occurs at 90% closed units. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX, XXXX" - Seller-02/12/2026 Open-Builder is in control of HOA Missing proof of when the Developer/ Builder will give control of the Condo to the Unit Owners. Number of sold units does not meet guides. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX, XXXX" - Seller-02/12/2026	Resolved-Received confirmation, turn over occurs at 90% closed units. - Due Diligence Vendor-02/17/2026	Months Reserves exceed minimum required - Required reserves 6 mths. Borrower has 535.14 mths in reserves. LTV is less than guideline maximum - Max LTV is 70 Borrower has 50 Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7579643
XXXX	XXXX	305051981	D	B	D	B	C	A	A	A	Closed	FCRE0044	2026-02-17 17:29	2026-02-19 15:34	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received LOE from the lender, inquiry is for subject transaction - Due Diligence Vendor-02/19/2026 Ready for Review-This is a not a new inquiry, it is from XXXX which is related to this transaction. - Seller-02/18/2026 Open-LOX for credit inquiries is missing. *New* please provide LOE for the Inquiry on XXXX reporting on the UDM report. - Due Diligence Vendor-02/17/2026	Ready for Review-This is a not a new inquiry, it is from XXXX which is related to this transaction. - Seller-02/18/2026	Resolved-Received LOE from the lender, inquiry is for subject transaction - Due Diligence Vendor-02/19/2026	Credit history exceeds minimum required - Borrower has 0X30 credit and mortgage history reporting since XXXX. Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.28 Required is 50 Borrower has 30.28			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7664371
XXXX	XXXX	305051981	D	B	D	B	C	A	A	A	Closed	FCRE1198	2026-02-12 09:52	2026-02-17 17:30	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver Reserves, applied to non material finding with comp factors - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026 Open-Audited Reserves of 7.2 month(s) are less than Guideline Required Reserves of 9 month(s) Provide additional assets to meet the reserve requirements. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026	Waived-Originator provided a waiver Reserves, applied to non material finding with comp factors - Due Diligence Vendor-02/17/2026	Credit history exceeds minimum required - Borrower has 0X30 credit and mortgage history reporting since XXXX. Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.28 Required is 50 Borrower has 30.28	qualifying DTI is 5% below maximum allowed 5+ years verified employment exceeds guidelines	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	7582449
XXXX	XXXX	305051981	D	B	D	B	C	A	A	A	Closed	FCRE5790	2026-02-12 15:17	2026-02-17 17:26	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received UDM - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). must be within 10 days of closing date - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026	Resolved-Received UDM - Due Diligence Vendor-02/17/2026	Credit history exceeds minimum required - Borrower has 0X30 credit and mortgage history reporting since XXXX. Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.28 Required is 50 Borrower has 30.28		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7591436
XXXX	XXXX	305051981	D	B	D	B	C	A	A	A	Closed	FCRE1201	2026-02-12 09:31	2026-02-17 17:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received Fraud Report. - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026 Open-Missing Third Party Fraud Report Provide Fraud Report with cleared findings - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-02/17/2026	Credit history exceeds minimum required - Borrower has 0X30 credit and mortgage history reporting since XXXX. Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.28 Required is 50 Borrower has 30.28		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7581986
XXXX	XXXX	305051981	D	B	D	B	C	A	A	A	Closed	finding-3352	2026-02-10 13:51	2026-02-13 08:31	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Full appraisal and escrows. - Due Diligence Vendor-02/13/2026
Ready for Review-THIS LOAN HAS IMPOUNDS AND AN APPRAISAL- HPML IS ALLOWED- PLEASE CLEAR PER XXXX  - Seller-02/12/2026
																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. ----- Statute of limitations – One year; Expiration date: XXXX - Due Diligence Vendor-02/10/2026	Ready for Review-THIS LOAN HAS IMPOUNDS AND AN APPRAISAL- HPML IS ALLOWED- PLEASE CLEAR PER XXXX - Seller-02/12/2026	Resolved-Full appraisal and escrows. - Due Diligence Vendor-02/13/2026	Credit history exceeds minimum required - Borrower has 0X30 credit and mortgage history reporting since XXXX. Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.28 Required is 50 Borrower has 30.28			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7542808
XXXX	XXXX	305051953	C	A	C	A	A	A	A	A	Closed	FPRO9999	2026-02-12 09:41	2026-02-25 08:43	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Documentation that the pending litigation is in relation to a noise complaint. The litigation does not involve structural, safety or habitability. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. We kindly disagree, XXXX requirement to address litigation is for when the litigation is for Structural or Personal Injury concerns.  The pending litigation is for a Noise Comlaint which is addressed in the XXXX Guide and does not render the project ineligible.  Please see attached which address noise complaints. - Seller-02/20/2026
Counter-Received and email chain which included an email from the attorney only stating that they are representing the association.    The ocument does not state that the HOA insurance is providing the defense, or that the insurance carried will pay the litigation loss, if any. - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. The Condo Questionnaire Addendum discloses pending litigation in which the HOA is named as a defendant in a matter involving a non-subject unit owner concerning alleged noise from a neighboring residence tower.

As confirmed in the documentation provided:

The litigation does not involve structural integrity, safety, habitability, financial solvency, or functional use of the project.

The matter is isolated and unrelated to the subject unit.

The complaint seeks compensatory damages in an amount to be determined at trial and does not state a specific monetary demand.

The following documentation has already been uploaded for review:

Condo project details

HOA attorney letter addressing the litigation

Filed complaint

All available information regarding this matter has been provided. Based on the nature of the lawsuit and supporting documentation, this litigation does not appear to pose material risk to the project or impact the subject unit’s marketability.

Accordingly, we respectfully request reconsideration and removal of this condition, as the documentation in file sufficiently addresses the concern.

Please advise if any additional, specific documentation is required beyond what has already been submitted. Please clear this finding or escalate to management. - Seller-02/13/2026
Open-The condo project has pending litigation. Per Condo questionnaire addendum HOA is defendant in a pending litigation involving non-subject unit owner. The litigation is in regard to alleged noise from the neighboring residence tower. The lawsuit appears minor in nature as it does not relate to the building’s overall safety, structural soundness, habitability, or functional use of the project. The HOA addendum also notes to contact assigned attorney directly for additional information. Lender to provide amount of lawsuit and if the lawsuit is covered by insurance. Additional conditions may apply, pending review. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. We kindly disagree, XXXX's requirement to address litigation is for when the litigation is for Structural or Personal Injury concerns. The pending litigation is for a Noise Comlaint which is addressed in the XXXX Guide and does not render the project ineligible. Please see attached which address noise complaints. - Seller-02/20/2026
 Ready for Review-Document Uploaded. The Condo Questionnaire Addendum discloses pending litigation in which the HOA is named as a defendant in a matter involving a non-subject unit owner concerning alleged noise from a neighboring residence tower.

As confirmed in the documentation provided:

The litigation does not involve structural integrity, safety, habitability, financial solvency, or functional use of the project.

The matter is isolated and unrelated to the subject unit.

The complaint seeks compensatory damages in an amount to be determined at trial and does not state a specific monetary demand.

The following documentation has already been uploaded for review:

Condo project details

HOA attorney letter addressing the litigation

Filed complaint

All available information regarding this matter has been provided. Based on the nature of the lawsuit and supporting documentation, this litigation does not appear to pose material risk to the project or impact the subject unit’s marketability.

Accordingly, we respectfully request reconsideration and removal of this condition, as the documentation in file sufficiently addresses the concern.

Please advise if any additional, specific documentation is required beyond what has already been submitted. Please clear this finding or escalate to management. - Seller-02/13/2026
																								Resolved-Documentation that the pending litigation is in relation to a noise complaint. The litigation does not involve structural, safety or habitability. - Due Diligence Vendor-02/25/2026	Months Reserves exceed minimum required - Reserves = 6.93 months – Required Reserves = 6 Months Long term residence - Long Term Residence = 2+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7582205
XXXX	XXXX	305051894	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305051893	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305051915	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-02-12 13:06	2026-02-18 12:17	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received additional assets. - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Lender notes an updated statement for XXXX account XXXX was provided. Please see attached updated verified $15,528.24 amount - Seller-02/13/2026 Open-Total Qualified Assets Post-Close amount is '$-2037.94'. Assets are Insufficient. Assets dated prior to closing are Insufficient. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Lender notes an updated statement for XXXX account XXXX was provided. Please see attached updated verified $15,528.24 amount - Seller-02/13/2026	Resolved-Received additional assets. - Due Diligence Vendor-02/18/2026	On time mortgage history exceeds guideline requirement - 0x30x12 on time housing history exceeds guideline requirement 1x30x12 Long term residence - Long term residence of 2 years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7587714
XXXX	XXXX	305051931	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305051973	C	A	A	A	C	A	A	A	Closed	finding-3635	2026-02-11 16:36	2026-02-18 10:03	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved------Received Initial LE XXXX. Finding Resolved - Due Diligence Vendor-02/18/2026
Ready for Review-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,533.00) exceed the comparable charges ($1,108.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. PLEASE REVIEW LE TO SEE IF THIS CLEARS SUSPENSE.  - Seller-02/17/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,533.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. PLEASE REVIEW LE TO SEE IF THIS CLEARS SUSPENSE. - Seller-02/17/2026	Resolved------Received Initial LE XXXX. Finding Resolved - Due Diligence Vendor-02/18/2026	LTV is less than guideline maximum - Required is 70 Borrower has 51.92 Required is 70 Borrower has 51.92 Qualifying FICO score is at least 20 points above minimum for program - Required is 600 Borrower has 642 Required is 600 Borrower has 642		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7568753
XXXX	XXXX	305051973	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-02-11 16:36	2026-02-18 09:57	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved------Received Initial LE XXXX. Finding Resolved - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. LE UPLOADED - Seller-02/17/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $19,702.75.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Missing Initial LE, unable to test tolerance fees properly. Additional findings may apply upon receipt. - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. LE UPLOADED - Seller-02/17/2026	Resolved------Received Initial LE XXXX. Finding Resolved - Due Diligence Vendor-02/18/2026	LTV is less than guideline maximum - Required is 70 Borrower has 51.92 Required is 70 Borrower has 51.92 Qualifying FICO score is at least 20 points above minimum for program - Required is 600 Borrower has 642 Required is 600 Borrower has 642		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7568750
XXXX	XXXX	305051973	C	A	A	A	C	A	A	A	Closed	finding-3515	2026-02-11 16:36	2026-02-18 09:57	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved------Received Initial LE XXXX. Finding Resolved - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. LE UPLOADED - Seller-02/17/2026
																						Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. -----Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. LE UPLOADED - Seller-02/17/2026	Resolved------Received Initial LE XXXX. Finding Resolved - Due Diligence Vendor-02/18/2026	LTV is less than guideline maximum - Required is 70 Borrower has 51.92 Required is 70 Borrower has 51.92 Qualifying FICO score is at least 20 points above minimum for program - Required is 600 Borrower has 642 Required is 600 Borrower has 642		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7568754
XXXX	XXXX	305051961	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-02-13 09:26	2026-02-23 13:49	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Client provided Dec Chase statement, sufficient funds for closing and reserves - Due Diligence Vendor-02/23/2026
Ready for Review-Document Uploaded. Please see attached XXXX Statement acct XXXX with $305,211.74 verified assets  - Seller-02/19/2026
Counter-Reviewed assets.  As of XXXX we have $219,932.21 in account XXXX and $15,009.27 in account XXXX.  Cash to close is $247,362.19 - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. Please see attached Funds to close calculations, assets verified are more than funds required to close including reserves.   - Seller-02/17/2026
																						Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Provide additional assets to meet reserve requirement. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. Please see attached XXXX Statement acct XXXX with $305,211.74 verified assets - Seller-02/19/2026 Ready for Review-Document Uploaded. Please see attached Funds to close calculations, assets verified are more than funds required to close including reserves. - Seller-02/17/2026	Resolved-Client provided XXXX statement, sufficient funds for closing and reserves - Due Diligence Vendor-02/23/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.68 Required is 50 Borrower has 12.68 Long term residence - Borrower has lived at current primary for 6 years.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607234
XXXX	XXXX	305051961	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-02-13 09:17	2026-02-23 13:44	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Client provided XXXX statement. - Due Diligence Vendor-02/23/2026
Ready for Review-Document Uploaded. Please see attached XXXX Statement acct XXXX with $305,211.74 verified assets  - Seller-02/19/2026
Counter-Reviewed assets.  As of XXXX we have $219,932.21 in account XXXX and $15,009.27 in account XXXX.  Cash to close is $247,362.19 - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. Please see attached Funds to close calculations, assets verified are more than funds required to close including reserves.   - Seller-02/17/2026
																						Open-Total Qualified Assets Post-Close amount is '$-12420.71'. Assets are Insufficient. - Due Diligence Vendor-02/15/2026	Ready for Review-Document Uploaded. Please see attached XXXX Statement acct XXXX with $305,211.74 verified assets - Seller-02/19/2026 Ready for Review-Document Uploaded. Please see attached Funds to close calculations, assets verified are more than funds required to close including reserves. - Seller-02/17/2026	Resolved-Client provided XXXX statement. - Due Diligence Vendor-02/23/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.68 Required is 50 Borrower has 12.68 Long term residence - Borrower has lived at current primary for 6 years.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607035
XXXX	XXXX	305052024	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-02-18 16:03	2026-02-23 11:36	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received additional assets. Audited Reserves of 26.36 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded.  - Seller-02/19/2026
Ready for Review-Document Uploaded. The borrower has a XXXX account with XXXX with a balance of $19,459.43 as of XXXX.
After removal of $19,000 in gift funds per lender guidance (total remaining gift funds = $35,000), the verified funds are as follows:
• Total Available / Verified Funds: $115,631.68
• Cash to Close: $89,130.96
• Required 6-Month Reserves: $26,507.10
Calculation:
$115,631.68 – $89,130.96 = $26,500.72 (approximately equal to required reserves; variance due to rounding reflected in AUS calculation of $26,507.10)
The borrower therefore meets the 6-month reserve requirement. Please clear this finding.
 - Seller-02/19/2026
Open-Audited Reserves of 5.11 month(s) are less than Guideline Required Reserves of 6 month(s) *New* Per lender, removed $19k Gift funds. Total Gift funds are $35k. $136,699.42 available funds for closing and $144,130.96 Cash to close. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. - Seller-02/19/2026
 Ready for Review-Document Uploaded. The borrower has a XXXX account with XXXX with a balance of $19,459.43 as of XXXX.
After removal of $19,000 in gift funds per lender guidance (total remaining gift funds = $35,000), the verified funds are as follows:
• Total Available / Verified Funds: $115,631.68
• Cash to Close: $89,130.96
• Required 6-Month Reserves: $26,507.10
Calculation:
$115,631.68 – $89,130.96 = $26,500.72 (approximately equal to required reserves; variance due to rounding reflected in AUS calculation of $26,507.10)
The borrower therefore meets the 6-month reserve requirement. Please clear this finding.
 - Seller-02/19/2026
																								Resolved-Received additional assets. Audited Reserves of 26.36 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-02/20/2026	Months Reserves exceed minimum required - Min 6, actual 9.41 Qualifying FICO score is at least 20 points above minimum for program - , Required is 720 Borrower has 800		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7685022
XXXX	XXXX	305052024	C	B	C	B	A	A	A	A	Closed	FCRE1480	2026-02-17 05:08	2026-02-20 13:14	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. The original $19,000 gift deposit was replaced by a $20,000 gift deposit, which was received by escrow. Documentation of the $20,000 gift is included in the file and fully satisfies the gift funds requirement. Condition should be cleared. - Seller-02/17/2026 Open-Asset Record 2 Does Not Meet G/L Requirements Missing proof of gift funds in the amount of $19,000. Proof gift was given at time of closing - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. The original $19,000 gift deposit was replaced by a $20,000 gift deposit, which was received by escrow. Documentation of the $20,000 gift is included in the file and fully satisfies the gift funds requirement. Condition should be cleared. - Seller-02/17/2026	Resolved-Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-02/18/2026	Months Reserves exceed minimum required - Min 6, actual 9.41 Qualifying FICO score is at least 20 points above minimum for program - , Required is 720 Borrower has 800		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7646075
XXXX	XXXX	305052024	C	B	C	B	A	A	A	A	Closed	FCRE0140	2026-02-17 05:17	2026-02-18 16:06	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator provided a waiver to allow the higher amount of the lease, applied to non material finding with comp factors - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Please see attached approved exception form. - Seller-02/17/2026 Open-Exception granted XXXX to accept the seller's new lease agreement plus 1st/security as sufficient evidence to give 120% of 1007. No exception found in loan file. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached approved exception form. - Seller-02/17/2026	Waived-Originator provided a waiver to allow the higher amount of the lease, applied to non material finding with comp factors - Due Diligence Vendor-02/18/2026	Months Reserves exceed minimum required - Min 6, actual 9.41 Qualifying FICO score is at least 20 points above minimum for program - , Required is 720 Borrower has 800	FICO 20 more than minumum 24 mth credit history exceeds inimum required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	7646146
XXXX	XXXX	305052019	D	A	D	A	A	A	A	A	Closed	FCRE5790	2026-02-13 11:41	2026-02-20 09:47	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-After further review, the credit is dated within 10 days of closing, - Due Diligence Vendor-02/20/2026 Ready for Review-Document Uploaded. Please note that the loan was closed with a Credit Report pulled XXXX. Since the Credit Report was pulled within 10 days of closing, a Gap Report would not be required. Please clear this item. - Seller-02/20/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Must be within 10 days of closing date - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please note that the loan was closed with a Credit Report pulled XXXX. Since the Credit Report was pulled within 10 days of closing, a Gap Report would not be required. Please clear this item. - Seller-02/20/2026	Resolved-After further review, the credit is dated within 10 days of closing, - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.55 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7611162
XXXX	XXXX	305052019	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-02-13 12:56	2026-02-18 16:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received PITIA. - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/17/2026 Open-Provide mortgage, taxes, insurance and HOA for properties 2b and 3c. Subject to additional conditions - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/17/2026	Resolved-Received PITIA. - Due Diligence Vendor-02/18/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.55 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7613120
XXXX	XXXX	305051998	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-02-10 16:52	2026-03-16 12:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received US Passport for both borrowers and updated 1003. - Due Diligence Vendor-03/16/2026 Ready for Review-Document Uploaded. - Seller-03/13/2026 Ready for Review-Document Uploaded. Please see attached US Passports for both borrowers and updated PC 1003. Please clear this finding. - Seller-03/13/2026 Open-Borrower Citizenship Documentation Is Missing Missing Citizen docs for B1 & B2 (1003 shows XXXX). - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. - Seller-03/13/2026 Ready for Review-Document Uploaded. Please see attached US Passports for both borrowers and updated PC 1003. Please clear this finding. - Seller-03/13/2026	Resolved-Received US Passport for both borrowers and updated 1003. - Due Diligence Vendor-03/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 801 Required is 680 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.07 Required is 50 Borrower has 41.07		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7546201
XXXX	XXXX	305051998	D	A	D	A	A	A	A	A	Closed	FCRE0179	2026-02-13 14:41	2026-02-19 12:55	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW Attestation. - Due Diligence Vendor-02/19/2026 Ready for Review-Document Uploaded. Please see attached PC 1008 - condo is non-warrantable. - Seller-02/17/2026 Open-UW Attestation/Docs stating warrantability are missing. Provide missing UW Attestation/Docs stating warrantability of condo. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. Please see attached PC 1008 - condo is non-warrantable. - Seller-02/17/2026	Resolved-Received UW Attestation. - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 801 Required is 680 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.07 Required is 50 Borrower has 41.07		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7616285
XXXX	XXXX	305051998	D	A	D	A	A	A	A	A	Closed	FPRO1255	2026-02-13 13:44	2026-02-19 12:51	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received HOA questionnaire. - Due Diligence Vendor-02/19/2026 Ready for Review-Document Uploaded. Please see attached condo project questionnaire. Please clear this finding. - Seller-02/17/2026 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Provide missing condo questionnaire for review. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. Please see attached condo project questionnaire. Please clear this finding. - Seller-02/17/2026	Resolved-Received HOA questionnaire. - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 801 Required is 680 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.07 Required is 50 Borrower has 41.07		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7614950
XXXX	XXXX	305051998	D	A	D	A	A	A	A	A	Closed	FCRE0117	2026-02-17 09:08	2026-02-19 12:51	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Project Warrantable is Unable to Determine	Resolved-Received missing Condo Docs - Due Diligence Vendor-02/19/2026 Ready for Review-Document Uploaded. Please see attached PC 1008 and Condo Full Review Questionnaire. Please clear this finding. - Seller-02/17/2026 Open-The Condo Project Warrantability is Unable to Determine. Unable to determine the warrantability with out the questionnaire. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached PC 1008 and Condo Full Review Questionnaire. Please clear this finding. - Seller-02/17/2026	Resolved-Received missing Condo Docs - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 801 Required is 680 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.07 Required is 50 Borrower has 41.07		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7651275
XXXX	XXXX	305051998	D	A	D	A	A	A	A	A	Closed	FCRE1173	2026-02-13 13:50	2026-02-19 12:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received Master Policy - Due Diligence Vendor-02/19/2026 Ready for Review-Document Uploaded. Please see attached Condo Master Insurance Policy. - Seller-02/17/2026 Open-Missing Condo Master Insurance Policy Provide missing Condo Master Insurance Policy, including Liability Coverage verified. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. Please see attached Condo Master Insurance Policy. - Seller-02/17/2026	Resolved-Received Master Policy - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 801 Required is 680 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.07 Required is 50 Borrower has 41.07		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7615122
XXXX	XXXX	305051954	A	A	A	A	A	A	A	A							A	A										QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305052022	C	B	A	A	C	B	A	A	Closed	finding-3634	2026-02-12 13:50	2026-03-06 10:43	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded.  - Seller-03/05/2026
Counter------ Finding remains.  Received internal screenshots reflecting increase.  Provide evidence that increase amount and purpose was provided to borrower. Zero (0%) tolerance fees increased by $3,515.50(transfer taxes) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $3,515.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. see system evidence of when coc occurred for the tax and that it was disclosed timely. - Seller-02/19/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,515.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------Zero (0%) tolerance fees increased by $3,515.50(transfer taxes) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $3,515.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX- Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. - Seller-03/05/2026 Ready for Review-Document Uploaded. see system evidence of when coc occurred for the tax and that it was disclosed timely. - Seller-02/19/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-03/06/2026	Qualifying DTI below maximum allowed - DTI of 27.32% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 27.32 Months Reserves exceed minimum required - Credit report reflects on time mortgage history for last 31 months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7588804
XXXX	XXXX	305051960	C	A	C	A	A	A	A	A	Closed	FCRE0042	2026-02-18 17:05	2026-02-25 13:13	Resolved	1 - Information	C	A	Credit	Eligibility	Florida Foreign National Affidavit is missing or incomplete	Resolved-Upon further review, Affidavit is only required on Purchase transactions. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Per Underwriting Policy – XXXX, the XXXX Buyer Affidavit is required for purchase transactions only.

This loan is a cash-out refinance of an investment property, not a purchase transaction. Therefore, the XXXX FN Affidavit is not applicable to this file.

Please clear this finding as it is not valid for the transaction type. - Seller-02/23/2026
																						Open-Provide fully executed XX FN Affidavit form. (Signed form in file did not check a line under #3). - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. Per Underwriting Policy – XXXX, the XXXX Buyer Affidavit is required for purchase transactions only. This loan is a cash-out refinance of an investment property, not a purchase transaction. Therefore, the XXXX FN Affidavit is not applicable to this file. Please clear this finding as it is not valid for the transaction type. - Seller-02/23/2026	Resolved-Upon further review, Affidavit is only required on Purchase transactions. - Due Diligence Vendor-02/25/2026	Months Reserves exceed minimum required - 71 months reserves, 6 months required. Long term residence - Long Term Residence = 10+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7685856
XXXX	XXXX	305051951	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305051912	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-02-19 16:22	2026-02-23 14:04	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/20/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser and settlement agent to be added to the loan participant list. - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/20/2026	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/23/2026	Months Reserves exceed minimum required - DSCR % greater than 1.20 - Minimum DSCR is 1. Borrower DSCR is 1.307.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7707578
XXXX	XXXX	305044704	C	A	A	A	A	A	C	A	Closed	FPRO1136	2026-02-19 13:05	2026-02-24 14:11	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Appraisal in file is As Is. - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review, Lender Notes per page 7 of 7,  the same XXXX Appraisal report was updated from “Subject to” condition, then updated on XXXX to “AS IS” status, all items are attached including Certificate Of Compliance “COC” on XXXX. No further documentation is required. Please expedite this to be cleared as soon as possible - Seller-02/20/2026
																						Open-Primary Value Subject Property Appraisal is not on an As-Is Basis and Completion Report (1004D) is not Present The loan file contains 2 appraisal reports dated XXXX. One reflects as is condition. The other reflects subject to engineer certificate due to HUD certificate missing. The loan file does not contain the 1004D. Please provide. - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. Please escalate this matter for manager review, Lender Notes per page 7 of 7, the same XXXX Appraisal report was updated from “Subject to” condition, then updated on XXXX to “AS IS” status, all items are attached including Certificate Of Compliance “COC” on XXXX. No further documentation is required. Please expedite this to be cleared as soon as possible - Seller-02/20/2026	Resolved-Appraisal in file is As Is. - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 788 LTV is less than guideline maximum - Required is 75 Borrower has 54.55 DSCR % greater than 1.20 - Required is 1 Borrower has 2.437		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7703060
XXXX	XXXX	305052005	C	A	C	A	A	A	C	A	Closed	FCRE1510	2026-02-20 13:14	2026-02-24 14:14	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-02/24/2026 Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please see attached. - Seller-02/20/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A; legal description. - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. The requested document was included in the delivered loan file. Please see attached. - Seller-02/20/2026	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 675 Long term residence - Long Term Residence = 7+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7726145
XXXX	XXXX	305052005	C	A	C	A	A	A	C	A	Closed	FPRO1137	2026-02-20 11:51	2026-02-24 14:13	Resolved	1 - Information	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)	Resolved-Received Original Certification Date. - Due Diligence Vendor-02/24/2026 Ready for Review-Document Uploaded. The license for XXXX (License #XXXX) shows an Original Certification Date of XXXX. Please see attached. . - Seller-02/20/2026 Open-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. The license for XXXX (License #XXXX) shows an Original Certification Date of XXXX. Please see attached. . - Seller-02/20/2026	Resolved-Received Original Certification Date. - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 675 Long term residence - Long Term Residence = 7+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7723996
XXXX	XXXX	305051989	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-02-17 13:28	2026-02-27 09:38	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded.  - Seller-02/25/2026
Counter-----Received Rebuttal. Corrected the HOA fees in section F and has been removed from the finding.  Correct Finding is --- Zero (0%) tolerance fees increased by $4.00 Credit Report  without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $4.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. SEE REBUTTAL - WILL PROCESS THE CR CURE ONCE THE CONDITION IS AJDJUSTED  - Seller-02/23/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $8,072.79.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $8,072.79 Credit Report and Homeowner's Due without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $8,072.79, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. - Seller-02/25/2026 Ready for Review-Document Uploaded. SEE REBUTTAL - WILL PROCESS THE CR CURE ONCE THE CONDITION IS AJDJUSTED - Seller-02/23/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.32 Verified employment history exceeds guidelines - The Borrower has been with employed with the current employer for 30 years. Months Reserves exceed minimum required - The Borrower has reserves in the amount of 30.61 months; guideline minimum is 3 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7659946
XXXX	XXXX	305051989	C	B	C	A	C	B	A	A	Closed	FCRE0105	2026-02-23 14:17	2026-02-25 13:25	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received HOA questionnaire, structural report performed XXXX. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. A finalized or stamped structural engineering report is not required. The completed questionnaire delivered with the loan file address structural safety and condition at the association level.  See condo questionnaire addendum 1-12:
• The HOA reports no known deficiencies related to safety, soundness, structural integrity, or habitability of the project buildings.
• There are no outstanding or anticipated code violations related to structural safety.
• No prior inspections identified structural issues, and no open repair items impacting safety were disclosed.
• The HOA confirms a funding plan and reserve schedule for maintenance components.
 These representations are exactly what the XXXX addendum are designed to capture and rely upon for project eligibility. The agencies do not require lenders to independently obtain or validate a separate structural engineering report when the HOA has certified these items via the standardized questionnaire and addendum.
 - Seller-02/23/2026
Open-The file does not contain the required structural engineer report per state law. Pictures of comparable property in the same project shows wood railings over 6 ft and subject was built in XXXX. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. A finalized or stamped structural engineering report is not required. The completed questionnaire delivered with the loan file address structural safety and condition at the association level. See condo questionnaire addendum 1-12:
• The HOA reports no known deficiencies related to safety, soundness, structural integrity, or habitability of the project buildings.
• There are no outstanding or anticipated code violations related to structural safety.
• No prior inspections identified structural issues, and no open repair items impacting safety were disclosed.
• The HOA confirms a funding plan and reserve schedule for maintenance components.
 These representations are exactly what the XXXX addendum are designed to capture and rely upon for project eligibility. The agencies do not require lenders to independently obtain or validate a separate structural engineering report when the HOA has certified these items via the standardized questionnaire and addendum.
 - Seller-02/23/2026
																								Resolved-Received HOA questionnaire, structural report performed XXXX. - Due Diligence Vendor-02/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.32 Verified employment history exceeds guidelines - The Borrower has been with employed with the current employer for 30 years. Months Reserves exceed minimum required - The Borrower has reserves in the amount of 30.61 months; guideline minimum is 3 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7761774
XXXX	XXXX	305062493	D	B	D	B	A	A	A	A	Closed	FCRE1198	2026-02-23 19:25	2026-03-09 13:27	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived--Originator exception granted. Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-03/09/2026 Open-Audited Reserves of 4.37 month(s) are less than Guideline Required Reserves of 6 month(s) Lender exception in file to allow 3 months reserves, versus 6 months required per guides. - Due Diligence Vendor-02/24/2026		Waived--Originator exception granted. Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-03/09/2026	Verified employment history exceeds guidelines - Borrower has been self-employed for 13 years in the same business. On time mortgage history exceeds guideline requirement - VOR in file reflects borrower has 0x30x36+ months, 0x30x12 months required. Qualifying FICO score is at least 20 points above minimum for program - 720 minimum required, borrower has 748	5+ years of employment history. 13 years on job.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	7767507
XXXX	XXXX	305062493	D	B	D	B	A	A	A	A	Closed	FPRO1256	2026-02-23 16:58	2026-03-06 13:54	Resolved	1 - Information	D	A	Credit	Eligibility	HOA Questionnaire Document is Partially Provided	Resolved-Received confirmation Limited Review Type Q warranty and project is not ineligible. - Due Diligence Vendor-03/06/2026

Ready for Review-This transaction is a Limited Condo Review. Per applicable guidelines, a review of the HOA budget and reserve allocation requirements is not required for a Limited Review.
Accordingly, the noted budget deficiency regarding the allocation to replacement reserves is not applicable to this loan file.
Please clear this condition as it does not apply under Limited Condo Review requirements.
 - Seller-03/04/2026

Counter-Received budget.  Budget document income of $1,126,010 and Expenses of $1,132,040.  Budget does not meet noted guidelines: Annual budget specifies a minimum of 5% allocation of replacement reserves. Budget/Replacement Reserve Study Requirements allowed subject to the following requirements:• < 3% allocation to replacement reserves, provide condo questionnaire completed by HOA, copy of annual budget and a reserve study completed within the previous 5 years by one of the following professionals (CPA, General Contractor, or Property Manager with 3 years experience)  - Due Diligence Vendor-02/27/2026

Ready for Review-Document Uploaded. Please see attached copy of the HOA Budget.  - Seller-02/24/2026

																						Open-Subject Property is part of an HOA but the HOA Questionnaire Document is only Partially Provided. Lender to provide copy of the HOA budget to verify warrantability. Additional conditions may apply pending review. - Due Diligence Vendor-02/23/2026	Ready for Review-This transaction is a Limited Condo Review. Per applicable guidelines, a review of the HOA budget and reserve allocation requirements is not required for a Limited Review. Accordingly, the noted budget deficiency regarding the allocation to replacement reserves is not applicable to this loan file. Please clear this condition as it does not apply under Limited Condo Review requirements. - Seller-03/04/2026 Ready for Review-Document Uploaded. Please see attached copy of the HOA Budget. - Seller-02/24/2026	Resolved-Received confirmation Limited Review Type Q warranty and project is not ineligible. - Due Diligence Vendor-03/06/2026	Verified employment history exceeds guidelines - Borrower has been self-employed for 13 years in the same business. On time mortgage history exceeds guideline requirement - VOR in file reflects borrower has 0x30x36+ months, 0x30x12 months required. Qualifying FICO score is at least 20 points above minimum for program - 720 minimum required, borrower has 748		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7765789
XXXX	XXXX	305062493	D	B	D	B	A	A	A	A	Closed	FCRE1506	2026-02-23 19:28	2026-02-26 11:34	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Per GL XXXX when using personal bank statements to qualify then 10% expense factor is acceptable, updated income, DTI is inline - Due Diligence Vendor-02/26/2026
Ready for Review-Per program guidelines, residual income is defined as:
Gross Monthly Qualifying Income
minus Total Monthly Debt Obligations
Minimum required residual income: $1,500
________________________________________
Income Calculation
• Total Monthly Qualifying Income: XXXX
• Personal bank statement income used for qualification (90% factor): XXXX
The XXXX represents 90% of the total qualifying income of XXXX, as documented in the file.
________________________________________
Debt Obligation Calculation
Total Monthly Debt Obligations used in the residual income calculation:
• Subject Property PITIA: $2,759.61
• Other Monthly Liabilities: $579.00
• Total Monthly Debt Obligation: $3,338.61
The liability with XXX Financial (Current balance: $13,070; Monthly payment: $1,041) was excluded from qualifying obligations in accordance with program guidelines, as fewer than 10 installment payments remain. Therefore, it is not required to be included in the total monthly debt calculation.
________________________________________
Residual Income Calculation
XXXX – $3,338.61 = XXXX
The borrower’s calculated residual income is XXXX, which substantially exceeds the program minimum requirement of $1,500.
________________________________________
The XXXX residual income figure referenced in the finding does not reconcile with the documented qualifying income or the properly calculated monthly debt obligations reflected in the file.
Based on the documented calculations above, the residual income requirement is clearly satisfied. We respectfully request this finding be cleared up.
 - Seller-02/24/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Audit DTI of 77.99% exceeds max of 50%.
Insufficient residual income. - Due Diligence Vendor-02/24/2026	Ready for Review-Per program guidelines, residual income is defined as:
Gross Monthly Qualifying Income
minus Total Monthly Debt Obligations
Minimum required residual income: $1,500
________________________________________
Income Calculation
• Total Monthly Qualifying Income: XXXX
• Personal bank statement income used for qualification (90% factor): XXXX
The XXXX represents 90% of the total qualifying income of XXXX, as documented in the file.
________________________________________
Debt Obligation Calculation
Total Monthly Debt Obligations used in the residual income calculation:
• Subject Property PITIA: $2,759.61
• Other Monthly Liabilities: $579.00
• Total Monthly Debt Obligation: $3,338.61
The liability with XXXX Financial (Current balance: $13,070; Monthly payment: $1,041) was excluded from qualifying obligations in accordance with program guidelines, as fewer than 10 installment payments remain. Therefore, it is not required to be included in the total monthly debt calculation.
________________________________________
Residual Income Calculation
XXXX – $3,338.61 = XXXX
The borrower’s calculated residual income is XXXX, which substantially exceeds the program minimum requirement of $1,500.
________________________________________
The XXXX residual income figure referenced in the finding does not reconcile with the documented qualifying income or the properly calculated monthly debt obligations reflected in the file.
Based on the documented calculations above, the residual income requirement is clearly satisfied. We respectfully request this finding be cleared up.
 - Seller-02/24/2026
																								Resolved-Per GL XXXX when using personal bank statements to qualify then 10% expense factor is acceptable, updated income, DTI is inline - Due Diligence Vendor-02/26/2026	Verified employment history exceeds guidelines - Borrower has been self-employed for 13 years in the same business. On time mortgage history exceeds guideline requirement - VOR in file reflects borrower has 0x30x36+ months, 0x30x12 months required. Qualifying FICO score is at least 20 points above minimum for program - 720 minimum required, borrower has 748			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7768686
XXXX	XXXX	305062493	D	B	D	B	A	A	A	A	Closed	FCRE0174	2026-02-23 19:28	2026-02-26 11:33	Resolved	1 - Information	D	A	Credit	Eligibility	Residual Income does not meet Guideline Requirements	Resolved-Per GL XXXX when using personal bank statements to qualify, using 10% expense factor is acceptable - Due Diligence Vendor-02/26/2026
Ready for Review-Per program guidelines, residual income is defined as:
Gross Monthly Qualifying Income
minus Total Monthly Debt Obligations
Minimum required residual income: $1,500
________________________________________
Income Calculation
• Total Monthly Qualifying Income: XXXX
• Personal bank statement income used for qualification (90% factor): XXXX
The XXXX represents 90% of the total qualifying income of XXXX, as documented in the file.
________________________________________
Debt Obligation Calculation
Total Monthly Debt Obligations used in the residual income calculation:
• Subject Property PITIA: $2,759.61
• Other Monthly Liabilities: $579.00
• Total Monthly Debt Obligation: $3,338.61
The liability with XXXX Financial (Current balance: $13,070; Monthly payment: $1,041) was excluded from qualifying obligations in accordance with program guidelines, as fewer than 10 installment payments remain. Therefore, it is not required to be included in the total monthly debt calculation.
________________________________________
Residual Income Calculation
XXXX – $3,338.61 = XXXX
The borrower’s calculated residual income is XXXX, which substantially exceeds the program minimum requirement of $1,500.

The XXXX residual income figure referenced in the finding does not reconcile with the documented qualifying income or the properly calculated monthly debt obligations reflected in the file.
Based on the documented calculations above, the residual income requirement is clearly satisfied. We respectfully request this finding be cleared up.
 - Seller-02/24/2026
Open-Residual Income does not meet Guideline Requirements Guides require a minimum residual income of $1,500 per month. Due to recalculated of income, the borrower has only XXXX of residual income. - Due Diligence Vendor-02/24/2026	Ready for Review-Per program guidelines, residual income is defined as:
Gross Monthly Qualifying Income
minus Total Monthly Debt Obligations
Minimum required residual income: $1,500
________________________________________
Income Calculation
• Total Monthly Qualifying Income: XXXX
• Personal bank statement income used for qualification (90% factor): XXXX
The XXXX represents 90% of the total qualifying income of XXXX, as documented in the file.
________________________________________
Debt Obligation Calculation
Total Monthly Debt Obligations used in the residual income calculation:
• Subject Property PITIA: $2,759.61
• Other Monthly Liabilities: $579.00
• Total Monthly Debt Obligation: $3,338.61
The liability with XXXX Financial (Current balance: $13,070; Monthly payment: $1,041) was excluded from qualifying obligations in accordance with program guidelines, as fewer than 10 installment payments remain. Therefore, it is not required to be included in the total monthly debt calculation.
________________________________________
Residual Income Calculation
XXXX – $3,338.61 = XXXX
The borrower’s calculated residual income is XXXX, which substantially exceeds the program minimum requirement of $1,500.

The XXXX residual income figure referenced in the finding does not reconcile with the documented qualifying income or the properly calculated monthly debt obligations reflected in the file.
Based on the documented calculations above, the residual income requirement is clearly satisfied. We respectfully request this finding be cleared up.
 - Seller-02/24/2026
																								Resolved-Per GL XXXX when using personal bank statements to qualify, using 10% expense factor is acceptable - Due Diligence Vendor-02/26/2026	Verified employment history exceeds guidelines - Borrower has been self-employed for 13 years in the same business. On time mortgage history exceeds guideline requirement - VOR in file reflects borrower has 0x30x36+ months, 0x30x12 months required. Qualifying FICO score is at least 20 points above minimum for program - 720 minimum required, borrower has 748			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7768687
XXXX	XXXX	305062493	D	B	D	B	A	A	A	A	Closed	FCRE1193	2026-02-23 19:39	2026-02-26 11:26	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Per GL XXXX when using personal bank statements to qualify using 10% expense factor is acceptable. DTI is in line with Matrix - Due Diligence Vendor-02/26/2026
Ready for Review-The finding indicates income was recalculated using a default 50% expense factor, resulting in monthly qualifying income of $4,280.97 and a DTI of 77.99%.

However, this loan was underwritten using the personal bank statement program guidelines, not a default 50% expense ratio.

Income Calculation

Total Monthly Qualifying Income: XXXX

Income utilized for qualification (90% factor per program): XXXX

The XXXX reflects the program-required 90% adjustment to the documented monthly income of XXXX. This calculation is fully supported in the file and consistent with the applicable XXXX bank statement guidelines.

The use of a 50% default expense factor is not applicable to this file, as the income was derived from personal bank statements in accordance with program requirements.

Debt Obligation Calculation

Total Monthly Debt Obligations:

Subject Property PITIA: $2,759.61

Other Monthly Liabilities: $579.00

Total Monthly Debt: $3,338.61

The XXXX installment loan (Balance: $13,070; Payment: $1,041) was properly excluded, as fewer than 10 payments remain, consistent with program liability treatment guidelines.

DTI Calculation

$3,338.61 ÷ XXXX = 43.38%

The correct DTI is 43.38%, which is within the program maximum of 50%.

The audited DTI of 77.99% is based on an incorrect application of a 50% expense factor that is not required under the applicable bank statement program guidelines.

Based on the documented income calculation and properly applied liability treatment, the loan meets DTI requirements.

We respectfully request this finding be cleared.

 - Seller-02/24/2026
Open-Audited DTI of 77.99% exceeds Guideline DTI of 50% Guides allow max LTV of 50%. Audited income using the default expense factor of 50% resulted in a qualifying income of $4,280.97 per month. It should be noted that per guides, expense ratios less than 50% require a third-party prepared Business Expense Letter or P&L Statement. The CPA letter in file did not provide an expense factor and a P&L statement was not provided. - Due Diligence Vendor-02/24/2026	Ready for Review-The finding indicates income was recalculated using a default 50% expense factor, resulting in monthly qualifying income of $4,280.97 and a DTI of 77.99%.

However, this loan was underwritten using the personal bank statement program guidelines, not a default 50% expense ratio.

Income Calculation

Total Monthly Qualifying Income: XXXX

Income utilized for qualification (90% factor per program): XXXX

The XXXX reflects the program-required 90% adjustment to the documented monthly income of XXXX. This calculation is fully supported in the file and consistent with the applicable XXXX bank statement guidelines.

The use of a 50% default expense factor is not applicable to this file, as the income was derived from personal bank statements in accordance with program requirements.

Debt Obligation Calculation

Total Monthly Debt Obligations:

Subject Property PITIA: $2,759.61

Other Monthly Liabilities: $579.00

Total Monthly Debt: $3,338.61

The XXXX installment loan (Balance: $13,070; Payment: $1,041) was properly excluded, as fewer than 10 payments remain, consistent with program liability treatment guidelines.

DTI Calculation

$3,338.61 ÷ XXXX = 43.38%

The correct DTI is 43.38%, which is within the program maximum of 50%.

The audited DTI of 77.99% is based on an incorrect application of a 50% expense factor that is not required under the applicable bank statement program guidelines.

Based on the documented income calculation and properly applied liability treatment, the loan meets DTI requirements.

We respectfully request this finding be cleared.

 - Seller-02/24/2026
																								Resolved-Per GL XXXX when using personal bank statements to qualify using 10% expense factor is acceptable. DTI is in line with Matrix - Due Diligence Vendor-02/26/2026	Verified employment history exceeds guidelines - Borrower has been self-employed for 13 years in the same business. On time mortgage history exceeds guideline requirement - VOR in file reflects borrower has 0x30x36+ months, 0x30x12 months required. Qualifying FICO score is at least 20 points above minimum for program - 720 minimum required, borrower has 748			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7768779
XXXX	XXXX	305062488	D	A	D	A	A	A	A	A	Closed	FCRE0053	2026-02-23 18:27	2026-03-19 15:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Rider Missing based on Property Type selected	Resolved-Correction Affidavit from title for the PUD Rider was provided. - Due Diligence Vendor-03/19/2026 Ready for Review-Document Uploaded. Please see attached DOT and the Correction Affidavit from title for the PUD Rider. - Seller-03/17/2026 Counter-Received unexecuted DOT and Exhibits A and B (PUD rider) - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/25/2026 Open-Rider Missing from DOT screen based on Property Type selected on Property Page. PUD Rider is Missing - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached DOT and the Correction Affidavit from title for the PUD Rider. - Seller-03/17/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/25/2026	Resolved-Correction Affidavit from title for the PUD Rider was provided. - Due Diligence Vendor-03/19/2026	LTV is less than guideline maximum - Required is 70 Borrower has 21.51 Required is 70 Borrower has 21.51 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 642 Required is 620 Borrower has 642		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7766721
XXXX	XXXX	305062488	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-02-23 18:47	2026-03-11 16:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Updated 1003 and LOE from borrower provided. - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026 Counter-Provide fully executed final 1003 with declaration checked No per documents provided - Due Diligence Vendor-03/04/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/02/2026 Open-Provide explanation for 1003 section 5 C borrowing money for this transaction of XXXX - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/02/2026	Resolved-Updated 1003 and LOE from borrower provided. - Due Diligence Vendor-03/11/2026	LTV is less than guideline maximum - Required is 70 Borrower has 21.51 Required is 70 Borrower has 21.51 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 642 Required is 620 Borrower has 642		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7766796
XXXX	XXXX	305051966	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-02-23 23:15	2026-02-26 11:57	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Form is located or is not applicable. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/25/2026 Open-Foreign National but the ACH form is Missing from file. Missing ACH form required for foreign national. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/25/2026	Resolved-Form is located or is not applicable. - Due Diligence Vendor-02/26/2026	Months Reserves exceed minimum required - Reserves = 1.76 months – Required Reserves = 0 Months Long term residence - Long Term Residence = 16+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7771622
XXXX	XXXX	305051965	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305062513	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-02-24 15:21	2026-03-03 10:33	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Lender provided EMD and proof EMD received. Reserve requirement met - Due Diligence Vendor-03/03/2026

Counter-Received asset breakdown.  Review is missing title receipt and confirmation EMD cleared.   - Due Diligence Vendor-02/27/2026

Ready for Review-Document Uploaded. Lender notes the required reserves needed are 2 months not 6 months. Please see attached FTC Calc  - Seller-02/25/2026

																						Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Audited Reserves of 0 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Lender notes the required reserves needed are 2 months not 6 months. Please see attached FTC Calc - Seller-02/25/2026	Resolved-Lender provided EMD and proof EMD received. Reserve requirement met - Due Diligence Vendor-03/03/2026	Long term residence - Long Term Residence = 10+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7785091
XXXX	XXXX	305062513	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-02-24 14:54	2026-03-03 10:32	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Client provided EMD and receipt of EMD. Per XXXX Matrix DSCR Foreign National, 6 months reserves required not 2 - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded. Please see attached Escrow receipt letter and funds source to the borrower documentation  - Seller-02/27/2026
Counter-Received asset breakdown.  Review is missing title receipt and confirmation EMD cleared.   - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Lender notes the required reserves needed are 2 months not 6 months. Please see attached FTC Calc  - Seller-02/25/2026
																						Open-Total Qualified Assets Post-Close amount is '$-13608.6'. Assets are Insufficient. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached Escrow receipt letter and funds source to the borrower documentation - Seller-02/27/2026 Ready for Review-Document Uploaded. Lender notes the required reserves needed are 2 months not 6 months. Please see attached FTC Calc - Seller-02/25/2026	Resolved-Client provided EMD and receipt of EMD. Per XXXX Matrix DSCR Foreign National, 6 months reserves required not 2 - Due Diligence Vendor-03/03/2026	Long term residence - Long Term Residence = 10+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7784027
XXXX	XXXX	305062513	C	A	C	A	A	A	A	A	Closed	FPRO9999	2026-02-24 14:14	2026-02-27 15:27	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Received confirmation fr the attorney that the litigation has been settles and that the insurance policies funded the entire settlement. Also, received plantiffs notice of voluntary dismissal with out prejudice as to defendent XXXX. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Disagree, Lender notes the Condo project documents provided shows Condo project is insured, Insurance has Attorneys handling Litigation and attached is the Case dismissal.   - Seller-02/25/2026
Open-Provide the following regarding condo litigation: - Reason for lawsuit - It it against HOA or is the HOA filing the lawsuit - Nature of lawsuit ,major or minor - Does it relate to safety, structural or functionality. Not Just subject unit - Amount of lawsuit - Letter from an attorney or HOA stating if lawsuit is covered by insurance.
 - Due Diligence Vendor-02/25/2026
																						Open-The condo project has pending litigation. Per - condo questionnaire. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Disagree, Lender notes the Condo project documents provided shows Condo project is insured, Insurance has Attorneys handling Litigation and attached is the Case dismissal. - Seller-02/25/2026	Resolved-Received confirmation fr the attorney that the litigation has been settles and that the insurance policies funded the entire settlement. Also, received plantiffs notice of voluntary dismissal with out prejudice as to defendent XXXX. - Due Diligence Vendor-02/27/2026	Long term residence - Long Term Residence = 10+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7783229
XXXX	XXXX	305062513	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-02-24 13:58	2026-02-27 12:25	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received confirmation judgments do not belong to seller and removed. - Due Diligence Vendor-02/27/2026 Ready for Review-Disagree, Title has confirmed that the items are not applicable to our borrower. See attached correspondence from title - Seller-02/25/2026 Open-Property Title Issue Missing verification that all judgments & liens against seller are satisfied: Exception 9 - 13 schedule B part 1 of title requirements. - Due Diligence Vendor-02/24/2026	Ready for Review-Disagree, Title has confirmed that the items are not applicable to our borrower. See attached correspondence from title - Seller-02/25/2026	Resolved-Received confirmation judgments do not belong to seller and removed. - Due Diligence Vendor-02/27/2026	Long term residence - Long Term Residence = 10+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7782892
XXXX	XXXX	305062503	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305062555	D	B	D	B	A	A	A	A	Closed	FCRE6019	2026-02-26 13:22	2026-03-03 15:59	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Citizenship Documentation Not Provided	Waived-Originator exception granted. Waiver applied to non-material finding with comp factors. Provided Exception to use I20 documentation - Due Diligence Vendor-03/02/2026 Ready for Review-Document Uploaded. Please see attached exception used for Final loan approval - Seller-02/26/2026 Open-Borrower Citizenship Documentation Is Missing Borrower is a Full Time Student with a Valid I-20-F1 Visa and this is only allows as Foreign National. -Provide a valid Employment Authorization or a Valid Exception that allows to use form I-20 for Non Perm Residence Alien. - Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. Please see attached exception used for Final loan approval - Seller-02/26/2026	Waived-Originator exception granted. Waiver applied to non-material finding with comp factors. Provided Exception to use I20 documentation - Due Diligence Vendor-03/02/2026	Months Reserves exceed minimum required - Reserves Require 0 and Borrower verified 20 CLTV is less than guidelines maximum - CLTV 65% and Minimum Required 75%.	Fico is more than 70 points above the minimum 0x30x24 LTV is 10% less than the max allowable of 75%	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	7826935
XXXX	XXXX	305055914	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-02-26 08:19	2026-03-12 10:59	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Operating agreement provided. - Due Diligence Vendor-03/12/2026
Ready for Review-Document Uploaded.  - Seller-03/09/2026
Counter-Received Op Agreement for XXXX.  Missing Operating Agreement for XXXX - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded.  - Seller-03/04/2026
Counter-Received Special Meetings dated XXXX.  Please address original finding.   - Due Diligence Vendor-03/02/2026
Ready for Review-Document Uploaded.  - Seller-02/27/2026
																						Open-Property Title Issue Borrower signed as a member of XXXX on previous note whom acquired property in XXXX. No operating agreement in file. Provide Operating Agreement reflecting borrower is an owner of company. - Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. - Seller-03/09/2026 Ready for Review-Document Uploaded. - Seller-03/04/2026 Ready for Review-Document Uploaded. - Seller-02/27/2026	Resolved-Operating agreement provided. - Due Diligence Vendor-03/12/2026	Months Reserves exceed minimum required - Min 3, actual 9.09 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7819712
XXXX	XXXX	305055914	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-02-23 12:28	2026-02-27 14:38	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. - Seller-02/26/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. - Seller-02/26/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-02/27/2026	Months Reserves exceed minimum required - Min 3, actual 9.09 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7758880
XXXX	XXXX	305062486	D	A	D	A	C	A	A	A	Closed	FCRE5782	2026-02-25 16:44	2026-02-27 13:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received Gap Report. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/26/2026 Open-Borrower 1 Gap Credit Report is Missing Gap Credit Report is Missing - Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/26/2026	Resolved-Received Gap Report. - Due Diligence Vendor-02/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.51 Required is 50 Borrower has 30.51 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7810811
XXXX	XXXX	305062486	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-02-23 16:26	2026-02-27 08:42	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved------Received copy of singed final CD. Finding Resolved. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. See attached signed CD from XXXX- dated XXXX - Seller-02/26/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. See attached signed CD from XXXX- dated XXXX - Seller-02/26/2026	Resolved------Received copy of singed final CD. Finding Resolved. - Due Diligence Vendor-02/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.51 Required is 50 Borrower has 30.51 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7765070
XXXX	XXXX	305062548	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305062556	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-02-26 08:00	2026-03-06 11:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received confirmation of HOI premium $1291 - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. Please see attached insurance paid receipt. The insurance binder reflects an annual premium of $1,291.00. The amount collected at closing totaled $1,391.00, which includes the policy premium and a $100.00 one-time service/processing fee charged by the insurance provider.

The $1,291.00 premium is the amount used to calculate the subject’s PITIA. The additional $100.00 is not part of the insurance premium and does not impact the coverage amount or policy terms.

Accordingly, the subject’s PITIA calculation remains accurate based on the $1,291.00 premium. Please clear this condition. - Seller-03/05/2026
Counter-Please provide confirmation of the policy premium to verify the subjects PITIA.  - Due Diligence Vendor-03/03/2026
Ready for Review-Agree. The binder reflects a premium of $1,291.00, while $1,391.00 was collected at closing.

The overage will be reconciled and handled by the end investor and servicing department accordingly. No impact to coverage or policy terms. - Seller-02/28/2026
Counter-Binder reflecting policy number and Coverage amount, however the estimated premium on the Binder is $1,291.00 and $1,391.00 was collected at closing.  Finding remains. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. This is a purchase transaction for an investment (non-owner occupied) property. Therefore, an HO-6 policy is not applicable.

The attached Insurance Binder satisfies the hazard insurance requirement. The binder clearly reflects:

Policy Number: XXXX

Coverage A (Dwelling): XXXX

Coverage B (Other Structures): XXXX

Coverage C (Contents): XXXX

Coverage D (Fair Rental Value): XXXX

Deductible: $2,500

Effective Date: XXXX

The coverage amounts and policy number are explicitly listed on the insurance binder provided. A separate declaration page is not applicable in this instance, as coverage is evidenced by the binder for this purchase transaction.

Kindly clear this finding as the required information has been provided. - Seller-02/26/2026
Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Provide HOI deck page listing coverage amounts and policy number. - Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. Please see attached insurance paid receipt. The insurance binder reflects an annual premium of $1,291.00. The amount collected at closing totaled $1,391.00, which includes the policy premium and a $100.00 one-time service/processing fee charged by the insurance provider.

The $1,291.00 premium is the amount used to calculate the subject’s PITIA. The additional $100.00 is not part of the insurance premium and does not impact the coverage amount or policy terms.

Accordingly, the subject’s PITIA calculation remains accurate based on the $1,291.00 premium. Please clear this condition. - Seller-03/05/2026
 Ready for Review-Agree. The binder reflects a premium of $1,291.00, while $1,391.00 was collected at closing.

The overage will be reconciled and handled by the end investor and servicing department accordingly. No impact to coverage or policy terms. - Seller-02/28/2026
 Ready for Review-Document Uploaded. This is a purchase transaction for an investment (non-owner occupied) property. Therefore, an HO-6 policy is not applicable.

The attached Insurance Binder satisfies the hazard insurance requirement. The binder clearly reflects:

Policy Number: XXXX

Coverage A (Dwelling): XXXX

Coverage B (Other Structures): XXXX

Coverage C (Contents): XXXX

Coverage D (Fair Rental Value): XXXX

Deductible: $2,500

Effective Date: XXXX

The coverage amounts and policy number are explicitly listed on the insurance binder provided. A separate declaration page is not applicable in this instance, as coverage is evidenced by the binder for this purchase transaction.

Kindly clear this finding as the required information has been provided. - Seller-02/26/2026
																								Resolved-Received confirmation of HOI premium $1291 - Due Diligence Vendor-03/06/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.212 Required is 0.75 Borrower has 1.212 Long term residence - Borrower has rented at primary residence since XXXX with 0X30 rental history.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7819289
XXXX	XXXX	305062530	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-02-27 12:11	2026-03-05 12:51	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator provided a waiver for 5% LTV exception, applied to non material finding with comp factors - Due Diligence Vendor-03/05/2026 Ready for Review-Document Uploaded. Please see exception allowing the loan to close with an LTV >70% - Seller-03/03/2026 Open-Audited LTV of 71.15% exceeds Guideline LTV of 70% Maximum LTV for FN with DSCR < 1 = 70% - lender did not include the HOA dues in calc. - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. Please see exception allowing the loan to close with an LTV >70% - Seller-03/03/2026	Waived-Originator provided a waiver for 5% LTV exception, applied to non material finding with comp factors - Due Diligence Vendor-03/05/2026	Months Reserves exceed minimum required - The Borrower has 8.16 months in reserves; guideline requires 6 months. Long term residence - Long Term Residence = 15+ years	Reserves 3+ months above minimum required 4+ years in primary residence	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	7847291
XXXX	XXXX	305062530	C	B	C	B	A	A	A	A	Closed	FCRE0042	2026-02-27 08:57	2026-03-03 11:03	Resolved	1 - Information	C	A	Credit	Eligibility	Florida Foreign National Affidavit is missing or incomplete	Resolved-Client provided Affidavit - Due Diligence Vendor-03/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/27/2026 Open-Florida Foreign National Affidavit is Missing or Incomplete. Provide Missing Foreign National Affidavit. - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/27/2026	Resolved-Client provided Affidavit - Due Diligence Vendor-03/03/2026	Months Reserves exceed minimum required - The Borrower has 8.16 months in reserves; guideline requires 6 months. Long term residence - Long Term Residence = 15+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7842974
XXXX	XXXX	305062530	C	B	C	B	A	A	A	A	Closed	FCRE0045	2026-02-27 09:23	2026-03-03 11:03	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Client provided ACH Form - Due Diligence Vendor-03/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/27/2026 Open-Foreign National but the ACH form is Missing from file. Provide missing Foreign National ACH. - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/27/2026	Resolved-Client provided ACH Form - Due Diligence Vendor-03/03/2026	Months Reserves exceed minimum required - The Borrower has 8.16 months in reserves; guideline requires 6 months. Long term residence - Long Term Residence = 15+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7843452
XXXX	XXXX	305062532	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-02-26 14:59	2026-03-04 10:58	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. see rebuttal  - Seller-03/02/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. see rebuttal - Seller-03/02/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/04/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 37.65%. Required is 50.49 Borrower has 38.27 LTV is less than guideline maximum - LTV Required is 75% Borrower has 60%. Required is 75 Borrower has 60		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7829346
XXXX	XXXX	305062532	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-02-26 14:59	2026-03-04 10:58	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved----Received COC for increase in fees. - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. see coc and cd for change - Seller-03/02/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $597.60.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $597.60 (Loan Points) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $597.60, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. see coc and cd for change - Seller-03/02/2026	Resolved----Received COC for increase in fees. - Due Diligence Vendor-03/04/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 37.65%. Required is 50.49 Borrower has 38.27 LTV is less than guideline maximum - LTV Required is 75% Borrower has 60%. Required is 75 Borrower has 60		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7829350
XXXX	XXXX	305062453	C	A	C	A	A	A	A	A	Closed	FCRE0970	2026-02-27 16:34	2026-03-24 16:32	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Lender provided AVM, CU and LCA for XXXX appraisal dated XXXX and documentation to prove prior loan withdrawn. AVM with acceptable confidence score supports value. - Due Diligence Vendor-03/24/2026
Ready for Review-Document Uploaded. In response to the finding regarding “in process” SSRs, please note that the referenced prior loan (Loan No. XXXX) has been withdrawn.
Documentation confirming the withdrawal of this loan has been provided. As such, there is no active or prior appraisal associated with a closed transaction requiring further SSR documentation.
We respectfully request that this finding be cleared based on the provided evidence of loan disposition.
 - Seller-03/20/2026
Counter-Received "in process" SSRs.  Provide complete SSRs.  Missing original previous appraisal or disposition confirming loan cancelled.   - Due Diligence Vendor-03/20/2026
Ready for Review-Document Uploaded.  The XXXX appraisal dated XXXX was from a previous, cancelled loan and was not used to qualify the borrower for the current transaction. The subject loan is a new application, and a new appraisal was performed and used for qualification purposes.
Attached are copies of the XXXX and XXXX SSRs and an AVM that support the value indicated in the new appraisal report. Based on this documentation, the prior appraisal is not applicable to the current loan file. Please clear this finding or escalate to management.
 - Seller-03/18/2026
Open-Provide the missing appraisal dated XXXX for XXXX pertaining to the XXXX & XXXX UDCP reviews. - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. In response to the finding regarding “in process” SSRs, please note that the referenced prior loan (Loan No. XXXX) has been withdrawn.
Documentation confirming the withdrawal of this loan has been provided. As such, there is no active or prior appraisal associated with a closed transaction requiring further SSR documentation.
We respectfully request that this finding be cleared based on the provided evidence of loan disposition.
 - Seller-03/20/2026
 Ready for Review-Document Uploaded.  The XXXX appraisal dated XXXX was from a previous, cancelled loan and was not used to qualify the borrower for the current transaction. The subject loan is a new application, and a new appraisal was performed and used for qualification purposes.
Attached are copies of the XXXX and XXXX SSRs and an AVM that support the value indicated in the new appraisal report. Based on this documentation, the prior appraisal is not applicable to the current loan file. Please clear this finding or escalate to management.
 - Seller-03/18/2026
																								Resolved-Lender provided AVM, CU and LCA for XXXX appraisal dated XXXX and documentation to prove prior loan withdrawn. AVM with acceptable confidence score supports value. - Due Diligence Vendor-03/24/2026	Credit history exceeds minimum required - Borrower has timely credit reporting since 2005. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.08 Required is 50 Borrower has 40.08		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7852114
XXXX	XXXX	305062506	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-03-02 12:23	2026-03-04 11:00	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provided Assignment of Leases and Rents Rider fully executed - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. Please see the attached signed Closing Package. The Assignment of Leases and Rents Rider is included on pages 15 through 24 and has been fully executed. This document was previously uploaded to your system.
Kindly re-review the file and clear this finding. XXXX
 - Seller-03/03/2026
																						Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Per DOT Riders, Missing the Assignment of Leases and Rents Rider; Only the Prepayment Rider was provided. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. Please see the attached signed Closing Package. The Assignment of Leases and Rents Rider is included on pages 15 through 24 and has been fully executed. This document was previously uploaded to your system. Kindly re-review the file and clear this finding. XXXX - Seller-03/03/2026	Resolved-Client provided Assignment of Leases and Rents Rider fully executed - Due Diligence Vendor-03/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Required is 680 Borrower has 762 LTV is less than guideline maximum - Required is 75 Borrower has 30.06 Required is 75 Borrower has 30.06		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7876068
XXXX	XXXX	305062563	C	B	C	B	A	A	A	A	Closed	FCRE1206	2026-03-02 15:32	2026-05-21 15:39	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists and clear - Due Diligence Vendor-03/04/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/03/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Missing the appraisers XXXX, XXXX and XXXX and the appraisal company XXXX and the real estate agents XXXX and XXXX. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/03/2026	Resolved-All Interested Parties Checked against Exclusionary Lists and clear - Due Diligence Vendor-03/04/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 725		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7880114
XXXX	XXXX	305062563	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-03-02 13:06	2026-03-16 14:34	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for 5 months reserves< 6 months required, applied to non material finding with comp factors - Due Diligence Vendor-03/16/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with less than 6 months in reserves
 - Seller-03/13/2026
Counter-Received Lender Request.  We do not have an asset worksheet. Please advise assets used in audit are available on asset tab in XXXX.   - Due Diligence Vendor-03/11/2026
Ready for Review-Document Uploaded. 2nd request *** Please provide your Assets worksheet. *** Correction to acct XXXX this is a typo and should read acct XXXX with updated XXXX Bal $4,281.94 .  And yes, that is Correct the 50k + 7k funds were transferred from XXXX acct to the XXXX acct XXXX (see attached) XXXX has Bal $58,943.19. Lender notes the initial account entered are for documenting the original sources for the Funds required to close.
FTC XXXX acctXXXX wired $160,000 *** sourced from XXXX account (see attached XXXX stmt for acct XXXX) plus XXXX acct XXXX $120,627.06 on XXXX
FTC XXXX account wired $308,764.70
The $62,250.00 EMD was transferred XXXX from XXXX acct XXXX to acct XXXX (see XXXX $66,800)
 - Seller-03/10/2026
Counter-Reviewed variances. - XXXX was not located in the loan file.  XXXX as of XXXX the balance is $791.13, 5516 as of XXXX the balance is $236.28.  (account XXXX with a balance of $4,015.22 was included in the review but not listed below) - Due Diligence Vendor-03/10/2026
Ready for Review-TPR has not provided an assets worksheet to decipher which accounts are not accounted for... please confirm you have review the following accounts XXXX acct XXXX Bal $23,475.92, Acct XXXX $643.33,  XXXX acct XXXX Bal $ 120,364.34, acct XXXX Bal $58,943.19, acct XXXX Bal $5,146.69, XXXX acct XXXX Bal $296,153.93, XXXX acct ***XXXX Bal $57,990.89, XXXX acct XXXX Bal $1,54.21, acct XXXX Bal $1,830.49 AND XXXX acct XXXX BAL $ 30,068.43 - Seller-03/06/2026
Counter-Client provided Funds to Close calculator which reflects more assets that we have documented.  Total assets in file $535730.61. Finding remains - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. Please see FTC Calc, includes the Required reserves  - Seller-03/03/2026
Open-Audited Reserves of 5.11 month(s) are less than Guideline Required Reserves of 6 month(s) 6 months reserves required, verified reserves equal 5.11 months. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with less than 6 months in reserves
 - Seller-03/13/2026
 Ready for Review-Document Uploaded. 2nd request *** Please provide your Assets worksheet. *** Correction to acct XXXX this is a typo and should read acct XXXX with updated XXXX Bal $4,281.94 .  And yes, that is Correct the 50k + 7k funds were transferred from XXXX acct to the XXXX acct XXXX (see attached) XXXX has Bal $58,943.19. Lender notes the initial account entered are for documenting the original sources for the Funds required to close.
FTC XXXX acctXXXX wired $160,000 *** sourced from XXXX account (see attached XXXX stmt for acct XXXX) plus XXXX acct XXXX $120,627.06 on XXXX
FTC XXXX account wired $308,764.70
The $62,250.00 EMD was transferred XXXX from XXXX acct XXXX to acct XXXX (see XXXX $66,800)
 - Seller-03/10/2026
 Ready for Review-TPR has not provided an assets worksheet to decipher which accounts are not accounted for... please confirm you have review the following accounts XXXX acct XXXX Bal $23,475.92, Acct XXXX $643.33,  XXXX acct XXXX Bal $ 120,364.34, acct XXXX Bal $58,943.19, acct XXXX Bal $5,146.69, XXXX acct XXXX Bal $296,153.93, XXXX acct ***XXXX Bal $57,990.89, XXXX acct XXXX Bal $1,54.21, acct XXXX Bal $1,830.49 AND XXXX acct XXXX BAL $ 30,068.43 - Seller-03/06/2026
 Ready for Review-Document Uploaded. Please see FTC Calc, includes the Required reserves  - Seller-03/03/2026
																								Waived-Originator provided a waiver for 5 months reserves< 6 months required, applied to non material finding with comp factors - Due Diligence Vendor-03/16/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 725	FICO: 725>700 min required Credit History: 0x12 for over 24 months	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7877141
XXXX	XXXX	305062563	C	B	C	B	A	A	A	A	Closed	FCRE1254	2026-03-02 15:01	2026-03-11 08:45	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received proof that the buyer and seller are not the same - Due Diligence Vendor-03/11/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Please see attached Title verified seller, Grant deed shows seller name as XXXX and signature matches all seller docs with the provided Secretary of State that shows XXXX proof of who can sign for XXXX. Please expedite this to be cleared as soon as possible - Seller-03/10/2026
Counter-Client provided Secretary of State that shows XXXX in good standing and only list Agents not owners. Missing Operating Agreement and proof of owners who can sign for XXXX. - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Please see attached seller name and signature matches all seller docs  with the provided Secretary of State that shows XXXX proof of who can sign for XXXX. Please expedite this to be cleared as soon as possible - Seller-03/06/2026
Counter-Finding remains. Client provided Secretary of State that shows XXXX in good standing. Missing Operating Agreement and proof of who can sign for XXXX - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. Please see attached Seller docs provided  - Seller-03/05/2026
Counter-Client provided Funds to Close calculator. Finding remains - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. Please see attached Fund to close, reserves included - Seller-03/03/2026
Open-Property Title Issue Per the preliminary title, requirements item 1. a copy of the operating agreement and certificate of good standing is required for the selling business. Confirm individual who signed on behalf of the business is authorized to sign on behalf of the business. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Please see attached Title verified seller, Grant deed shows seller name as XXXX and signature matches all seller docs with the provided Secretary of State that shows XXXX proof of who can sign for XXXX. Please expedite this to be cleared as soon as possible - Seller-03/10/2026
 Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Please see attached seller name and signature matches all seller docs  with the provided Secretary of State that shows XXXX proof of who can sign for XXXX. Please expedite this to be cleared as soon as possible - Seller-03/06/2026
 Ready for Review-Document Uploaded. Please see attached Seller docs provided  - Seller-03/05/2026
 Ready for Review-Document Uploaded. Please see attached Fund to close, reserves included - Seller-03/03/2026
																								Resolved-Received proof that the buyer and seller are not the same - Due Diligence Vendor-03/11/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 725		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7879578
XXXX	XXXX	305062563	C	B	C	B	A	A	A	A	Closed	FCRE1498	2026-03-02 13:02	2026-03-10 16:55	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)	Resolved-XXXX, owned XXXX-XXXX. Supports rental experience. - Due Diligence Vendor-03/10/2026
Ready for Review-Not a valid counter, Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the attached documentation proves the investment REO was recently, as of XXXX, as being sold after being managed since XXXX, this does suffice. Please expedite this to be cleared as soon as possible - Seller-03/04/2026
Counter-Client provided 2 Property Detail reports. 1. XXXX, this address is borrowers previous address noted on 1003 as rented for 6 years. 2. XXXX, owned XXXX-XXXX. No documentation to validate this was a rental property. Unable to use documents provided to clear finding. - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. Please see attached property profile, reflects investor history for the borrower - Seller-03/03/2026
																						Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) Subject is an 8 unit property. per the guidelines section XXXX, multifamily properties asre fior rcperienced investors only. Borrower has no investor experience - Due Diligence Vendor-03/02/2026	Ready for Review-Not a valid counter, Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the attached documentation proves the investment REO was recently, as of XXXX, as being sold after being managed since XXXX, this does suffice. Please expedite this to be cleared as soon as possible - Seller-03/04/2026 Ready for Review-Document Uploaded. Please see attached property profile, reflects investor history for the borrower - Seller-03/03/2026	Resolved-XXXX, owned XXXX-XXXX. Supports rental experience. - Due Diligence Vendor-03/10/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 725		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7877006
XXXX	XXXX	305062515	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305062531	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-03 10:14	2026-03-04 11:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM - Due Diligence Vendor-03/04/2026 Ready for Review-Document Uploaded. - Seller-03/03/2026 Open-Housing History Does Not Meet Guideline Requirements Missing housing history for subject property. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. - Seller-03/03/2026	Resolved-Received VOM - Due Diligence Vendor-03/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 713 which exceeds the minimum of 660 Required is 660 Borrower has 713 LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7895763
XXXX	XXXX	305062529	C	B	C	B	A	A	A	A	Closed	FCRE1197	2026-03-03 12:01	2026-03-13 12:09	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Originator provided a waiver to allow for Fico below minimum allowed, applied to non material finding with comp factors - Due Diligence Vendor-03/05/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/04/2026 Open-Audited FICO of 603 is less than Guideline FICO of 620 . Missing lender exception - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/04/2026	Waived-Originator provided a waiver to allow for Fico below minimum allowed, applied to non material finding with comp factors - Due Diligence Vendor-03/05/2026	LTV is less than guideline maximum - Required is 65 Borrower has 46.15 Required is 65 Borrower has 46.15 Months Reserves exceed minimum required - 12 months reserves required and the borrower has over 64 months verified.	ltv is more than 10% below max.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	7898598
XXXX	XXXX	305062529	C	B	C	B	A	A	A	A	Closed	FCRE6618	2026-03-03 12:10	2026-03-11 09:30	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Client provided 1003 w/ corrections - Due Diligence Vendor-03/11/2026

Ready for Review-The file does not require an additional final 1003 to be signed, the loan closed with all required supporting documentation and no other docs are required.  Please expedite this to be cleared as soon as possible - Seller-03/10/2026

Counter-Client provided corrected 1003 however it is Not Fully Executed.  - Due Diligence Vendor-03/05/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-03/04/2026

																						Open-Application has borrower listed as US Citizen, permanent resident card provided. Provide correction - Due Diligence Vendor-03/03/2026	Ready for Review-The file does not require an additional final 1003 to be signed, the loan closed with all required supporting documentation and no other docs are required. Please expedite this to be cleared as soon as possible - Seller-03/10/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/04/2026	Resolved-Client provided 1003 w/ corrections - Due Diligence Vendor-03/11/2026	LTV is less than guideline maximum - Required is 65 Borrower has 46.15 Required is 65 Borrower has 46.15 Months Reserves exceed minimum required - 12 months reserves required and the borrower has over 64 months verified.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7898849
XXXX	XXXX	305062536	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-03-03 08:23	2026-03-05 12:37	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contained all required documentation. - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded. Per the XXXX DSCR Matrix – Housing History Requirements:
• Maximum LTV is 80% (based on applicable FICO tier). Borrower’s Fico is 774.
• When the borrower has 2x30-day housing lates within the most recent 12 months, and no 60-day lates, the guideline requires a 5% LTV reduction.
• The matrix does not indicate ineligibility for 2x30; it requires an LTV adjustment.
Loan Details:
• Housing history: 2x30 in the most recent 12 months
• No 60-day lates
• Maximum LTV per matrix: 80%
• Required 5% reduction → Adjusted maximum LTV = 75%
• Subject loan LTV: 75%
The loan complies with the matrix requirements after applying the 5% LTV reduction. The borrower does not have any 60-day housing lates that would render the loan ineligible.
Based on the published DSCR matrix, the loan meets housing history eligibility requirements.
We respectfully request that this condition be cleared.
 - Seller-03/03/2026
Open-Housing History Does Not Meet Guideline Requirements VOR reflects 2x30 in the last 12 months for subject property. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Per the XXXX DSCR Matrix – Housing History Requirements:
• Maximum LTV is 80% (based on applicable FICO tier). Borrower’s Fico is 774.
• When the borrower has 2x30-day housing lates within the most recent 12 months, and no 60-day lates, the guideline requires a 5% LTV reduction.
• The matrix does not indicate ineligibility for 2x30; it requires an LTV adjustment.
Loan Details:
• Housing history: 2x30 in the most recent 12 months
• No 60-day lates
• Maximum LTV per matrix: 80%
• Required 5% reduction → Adjusted maximum LTV = 75%
• Subject loan LTV: 75%
The loan complies with the matrix requirements after applying the 5% LTV reduction. The borrower does not have any 60-day housing lates that would render the loan ineligible.
Based on the published DSCR matrix, the loan meets housing history eligibility requirements.
We respectfully request that this condition be cleared.
 - Seller-03/03/2026
																								Resolved-Upon further review, the loan file contained all required documentation. - Due Diligence Vendor-03/05/2026	LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.178 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.178		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7893215
XXXX	XXXX	305062536	D	A	D	A	A	A	A	A	Closed	FCRE5770	2026-03-03 08:23	2026-03-05 12:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received B1 credit report. - Due Diligence Vendor-03/05/2026 Ready for Review-Document Uploaded. Please see attached credit report. Please clear this finding. - Seller-03/03/2026 Open-Borrower 1 Credit Report is Missing. Missing credit report for borrower. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached credit report. Please clear this finding. - Seller-03/03/2026	Resolved-Received B1 credit report. - Due Diligence Vendor-03/05/2026	LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.178 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.178		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7893216
XXXX	XXXX	305062468	C	A	C	A	A	A	A	A	Closed	FCRE0042	2026-03-03 08:43	2026-03-12 14:02	Resolved	1 - Information	C	A	Credit	Eligibility	Florida Foreign National Affidavit is missing or incomplete	Resolved-Received Foreign Affidavit - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached Executed Buyer Affidavit. Please clear this finding. - Seller-03/10/2026 Open-XXXX Foreign National Affidavit is Missing or Incomplete. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached Executed Buyer Affidavit. Please clear this finding. - Seller-03/10/2026	Resolved-Received Foreign Affidavit - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 706 Months Reserves exceed minimum required - Guidelines require 6 months of reserves. The borrower has 19.89 months of verified reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7893651
XXXX	XXXX	305062468	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-03-03 08:43	2026-03-12 14:02	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH. - Due Diligence Vendor-03/05/2026 Ready for Review-Document Uploaded. Please see attached ACH Form which was already uploaded in your system. Please clear this finding. - Seller-03/03/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached ACH Form which was already uploaded in your system. Please clear this finding. - Seller-03/03/2026	Resolved-Received ACH. - Due Diligence Vendor-03/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 706 Months Reserves exceed minimum required - Guidelines require 6 months of reserves. The borrower has 19.89 months of verified reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7893652
XXXX	XXXX	305062452	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305062447	D	A	D	A	C	A	A	A	Closed	FCRE2393	2026-03-03 11:10	2026-03-11 13:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.	Resolved-Received REO documentation. - Due Diligence Vendor-03/11/2026
Ready for Review-Document Uploaded.  - Seller-03/09/2026
Ready for Review-Document Uploaded.  The underwriter’s comment indicating that the property located at XXXX was free and clear appears to be in error. The property is secured by a balloon note dated XXXX in the amount of $XXXX. According to the transaction details in the property profile, the note reflects a mortgage term of 1 year beginning on XXXX.  A copy of the executed note has been provided in the loan file for reference.
Per the terms of the note, no monthly principal or interest payments are required prior to the maturity date. For underwriting purposes, only the applicable property taxes and homeowner’s insurance were included and accounted for in the borrower’s liabilities.
Additionally, documentation confirms the property was sold on XXXX. A copy of the seller’s settlement statement reflecting the sale is included in the loan file. The subject loan closed on XXXX, prior to the sale of the property.
Based on the provided note and supporting documentation, the liability treatment for this property was appropriate and fully supported in the loan file. Please review and clear up this finding.
 - Seller-03/09/2026
Open-Property B: Provide HOI statement verifying annual premium and that property is free of liens. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. - Seller-03/09/2026
 Ready for Review-Document Uploaded.  The underwriter’s comment indicating that the property located at XXXX was free and clear appears to be in error. The property is secured by a balloon note dated XXXX in the amount of $XXXX. According to the transaction details in the property profile, the note reflects a mortgage term of 1 year beginning on XXXXX.  A copy of the executed note has been provided in the loan file for reference.
Per the terms of the note, no monthly principal or interest payments are required prior to the maturity date. For underwriting purposes, only the applicable property taxes and homeowner’s insurance were included and accounted for in the borrower’s liabilities.
Additionally, documentation confirms the property was sold on XXXX. A copy of the seller’s settlement statement reflecting the sale is included in the loan file. The subject loan closed on XXXX, prior to the sale of the property.
Based on the provided note and supporting documentation, the liability treatment for this property was appropriate and fully supported in the loan file. Please review and clear up this finding.
 - Seller-03/09/2026
																								Resolved-Received REO documentation. - Due Diligence Vendor-03/11/2026	Months Reserves exceed minimum required - 11 months verified exceeds 6 months required. LTV is less than guideline maximum - Required is 75 Borrower has 59.29 Required is 75 Borrower has 59.29		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7897059
XXXX	XXXX	305062447	D	A	D	A	C	A	A	A	Closed	FCOM3605	2026-03-02 12:11	2026-03-06 11:40	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-----Received Cd's XXXX, XXXX, XXXX, and XXXX. Finding Resolved. - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. UPLOADED - Seller-03/05/2026
Counter-CD's dated XXXX, XXXX, XXXX, and XXXX are not located in file. Please send in the CD's and any COC's that apply. - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded. BORROWER'S ARE MARRIED, JOINT TENANTS. CLOSING DATE IS XXXX. CD'S WERE SENT XXXX, XXXX, XXXX, XXXX & ON XXXX FOR A CHANGE IN LOAN PROGRAM - WHAT ELSE IS NEEDED? SCREEN PRINT PROVIDED  - Seller-03/04/2026
																						Open-Missing proof non-borrowing title holder received a CD three days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-03/05/2026 Ready for Review-Document Uploaded. BORROWER'S ARE MARRIED, JOINT TENANTS. CLOSING DATE IS XXXX. CD'S WERE SENT XXXX, XXXX, XXXX, XXXX & ON XXXX FOR A CHANGE IN LOAN PROGRAM - WHAT ELSE IS NEEDED? SCREEN PRINT PROVIDED - Seller-03/04/2026	Resolved-----Received Cd's XXXX, XXXX, XXXX, and XXXX. Finding Resolved. - Due Diligence Vendor-03/06/2026	Months Reserves exceed minimum required - 11 months verified exceeds 6 months required. LTV is less than guideline maximum - Required is 75 Borrower has 59.29 Required is 75 Borrower has 59.29		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7875810
XXXX	XXXX	305062447	D	A	D	A	C	A	A	A	Closed	FCRE8887	2026-03-03 11:09	2026-03-05 12:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Client provided fully executed initial 1003 - Due Diligence Vendor-03/05/2026 Ready for Review-Document Uploaded. Please see attached signed initial 1003 for both borrowers. - Seller-03/04/2026 Open-Provide missing, signed, initial 1003 for each borrower. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached signed initial 1003 for both borrowers. - Seller-03/04/2026	Resolved-Client provided fully executed initial 1003 - Due Diligence Vendor-03/05/2026	Months Reserves exceed minimum required - 11 months verified exceeds 6 months required. LTV is less than guideline maximum - Required is 75 Borrower has 59.29 Required is 75 Borrower has 59.29		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7897048
XXXX	XXXX	305062447	D	A	D	A	C	A	A	A	Closed	finding-3515	2026-03-02 09:36	2026-03-05 09:08	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-----Received LE dated XXXX. Finding Resolved. - Due Diligence Vendor-03/05/2026 Ready for Review-LE UPLOADED - Seller-03/04/2026 Open------Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-03/02/2026	Ready for Review-LE UPLOADED - Seller-03/04/2026	Resolved-----Received LE dated XXXX. Finding Resolved. - Due Diligence Vendor-03/05/2026	Months Reserves exceed minimum required - 11 months verified exceeds 6 months required. LTV is less than guideline maximum - Required is 75 Borrower has 59.29 Required is 75 Borrower has 59.29		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7870904
XXXX	XXXX	305062549	D	A	D	A	D	A	A	A	Closed	FCRE0044	2026-03-11 13:15	2026-03-13 11:15	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, inquiry made by same credit bureau that the original credit was run through - Due Diligence Vendor-03/13/2026
Ready for Review-Document Uploaded. The request for a Letter of Explanation for the credit inquiry dated XXXX is an invalid finding.

The inquiry was made by XXXX, which is a miscellaneous reporting agency used for credit reporting purposes and does not represent a new credit tradeline or account.

A review of the tradeline payment increase notifications confirms that there are no new accounts, undisclosed debts, or changes to existing tradelines associated with this inquiry.

Since this inquiry does not indicate the opening of new credit, a borrower Letter of Explanation is not required.

Kindly clear this invalid finding. - Seller-03/12/2026
Open-LOX for credit inquiries is missing. *New* Please provide an LOE for the inquires on XXXX reporting on the UDM - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. The request for a Letter of Explanation for the credit inquiry dated XXXX is an invalid finding.

The inquiry was made by XXXX, which is a miscellaneous reporting agency used for credit reporting purposes and does not represent a new credit tradeline or account.

A review of the tradeline payment increase notifications confirms that there are no new accounts, undisclosed debts, or changes to existing tradelines associated with this inquiry.

Since this inquiry does not indicate the opening of new credit, a borrower Letter of Explanation is not required.

Kindly clear this invalid finding. - Seller-03/12/2026
																								Resolved-Upon further review, inquiry made by same credit bureau that the original credit was run through - Due Diligence Vendor-03/13/2026	Verified employment history exceeds guidelines - Borrower has been with current employer for 3 years Qualifying DTI below maximum allowed - Required is 50 Borrower has 46.73		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8051069
XXXX	XXXX	305062549	D	A	D	A	D	A	A	A	Closed	FCRE5770	2026-03-03 13:04	2026-03-11 13:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received credit report for B1 - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. Please see attached B1 credit report. No issues found. - Seller-03/05/2026 Open-Borrower 1 Credit Report is Missing. CREDIT REPORT NOT IN FILE. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached B1 credit report. No issues found. - Seller-03/05/2026	Resolved-Received credit report for B1 - Due Diligence Vendor-03/09/2026	Verified employment history exceeds guidelines - Borrower has been with current employer for 3 years Qualifying DTI below maximum allowed - Required is 50 Borrower has 46.73		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7900399
XXXX	XXXX	305062549	D	A	D	A	D	A	A	A	Closed	FCRE5782	2026-03-03 13:04	2026-03-11 13:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received UDM - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. Please see attached Final XXXX Report. No issues found on UDM. Please clear this finding. - Seller-03/09/2026 Counter-Received UDM for B2 > 10days from closing. Please provide updated - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. Please see attached Final XXXX report for B1 XXXX and B2 XXXX. No issues found. - Seller-03/05/2026 Open-Borrower 1 Gap Credit Report is Missing Borrower 2 Gap Credit Report is Missing FROM FILE - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached Final XXXX Report. No issues found on UDM. Please clear this finding. - Seller-03/09/2026 Ready for Review-Document Uploaded. Please see attached Final XXXX report for B1 XXXX and B2 XXXX. No issues found. - Seller-03/05/2026	Resolved-Received UDM - Due Diligence Vendor-03/11/2026	Verified employment history exceeds guidelines - Borrower has been with current employer for 3 years Qualifying DTI below maximum allowed - Required is 50 Borrower has 46.73		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7900400
XXXX	XXXX	305062549	D	A	D	A	D	A	A	A	Closed	FCRE1440	2026-03-04 19:18	2026-03-11 13:12	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received lease and payment printout. - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. Please see attached 12 months rent payment history from XXXX to XXXX from pg 1 to pg 10 of 116 that was uploaded to your system. No issues found. - Seller-03/05/2026
Ready for Review-Document Uploaded. Please see attached 12 months rent payment history from XXXX to XXXX from pg 1 to pg 10 of 116 that was uploaded to your system.  No issues found.  - Seller-03/05/2026
																						Open-Housing History Does Not Meet Guideline Requirements 12 month VOR required per GL. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached 12 months rent payment history from XXXX to XXXX from pg 1 to pg 10 of 116 that was uploaded to your system. No issues found. - Seller-03/05/2026 Ready for Review-Document Uploaded. Please see attached 12 months rent payment history from XXXX to XXXX from pg 1 to pg 10 of 116 that was uploaded to your system. No issues found. - Seller-03/05/2026	Resolved-Received lease and payment printout. - Due Diligence Vendor-03/09/2026	Verified employment history exceeds guidelines - Borrower has been with current employer for 3 years Qualifying DTI below maximum allowed - Required is 50 Borrower has 46.73		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7933035
XXXX	XXXX	305062549	D	A	D	A	D	A	A	A	Closed	FCRE1194	2026-03-04 19:37	2026-03-09 12:41	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received B1 credit report and confirmation escrows not waived. Max LTV 90% with 680 FICO and 12 mos bank statements primary residence. - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. The reported LTV of 90% is within guideline limits for this borrower per the XXXX Matrix (purchase with 12-month business bank statements and FICO 680).
Additionally, the 1008, Final Closing Disclosure, and XXXX Closing system confirm that taxes and insurance are impounded and escrow is not waived.
Therefore, the LTV does not impact escrow requirements, and this finding is not applicable. Please clear this finding.
  - Seller-03/05/2026
																						Open-Audited LTV of 90% exceeds Guideline LTV of 80% Max LTV < = 80% for escrow waiver. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. The reported LTV of 90% is within guideline limits for this borrower per the XXXX Matrix (purchase with 12-month business bank statements and FICO 680). Additionally, the 1008, Final Closing Disclosure, and XXXX Closing system confirm that taxes and insurance are impounded and escrow is not waived. Therefore, the LTV does not impact escrow requirements, and this finding is not applicable. Please clear this finding. - Seller-03/05/2026	Resolved-Received B1 credit report and confirmation escrows not waived. Max LTV 90% with 680 FICO and 12 mos bank statements primary residence. - Due Diligence Vendor-03/09/2026	Verified employment history exceeds guidelines - Borrower has been with current employer for 3 years Qualifying DTI below maximum allowed - Required is 50 Borrower has 46.73		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7933213
XXXX	XXXX	305062549	D	A	D	A	D	A	A	A	Closed	FCOM1266	2026-02-27 15:09	2026-03-09 08:39	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. UPLOADED - Seller-03/05/2026 Open-Homeownership Counseling Disclosure Is Missing Please provide Homeownership Counseling Disclosure provided to borrower within three business days of application date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-03/05/2026	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/09/2026	Verified employment history exceeds guidelines - Borrower has been with current employer for 3 years Qualifying DTI below maximum allowed - Required is 50 Borrower has 46.73		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7850848
XXXX	XXXX	305062549	D	A	D	A	D	A	A	A	Closed	finding-3352	2026-02-27 16:59	2026-03-06 10:21	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Subject loan has a full appraisal and escrows. - Due Diligence Vendor-03/06/2026
Ready for Review-HPML IS ALLOWED- THIS HAS AN APPRAISAL AND THE IMPOUNDS ARE WAIVED  - Seller-03/05/2026
																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. -----Statute of limitations – One year; Expiration date: XXXX Material as escrow impounds were waived for taxes and insurance (Full appraisal in file). - Due Diligence Vendor-03/02/2026	Ready for Review-HPML IS ALLOWED- THIS HAS AN APPRAISAL AND THE IMPOUNDS ARE WAIVED - Seller-03/05/2026	Resolved-Subject loan has a full appraisal and escrows. - Due Diligence Vendor-03/06/2026	Verified employment history exceeds guidelines - Borrower has been with current employer for 3 years Qualifying DTI below maximum allowed - Required is 50 Borrower has 46.73			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7852447
XXXX	XXXX	305062553	C	A	C	A	A	A	A	A	Closed	FCRE0105	2026-03-04 07:29	2026-03-11 12:18	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Upon further review, the condo questionnaire is sufficient. - Due Diligence Vendor-03/11/2026
Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. counter is not valid as stated on the questionnaire inspection was recently completed XXXX (it is not missing) and Lender notes per the attached highlighted item 3 on the Questionnaire confirms No health and safety concerns need to be addressed, the structural report is not required. No further documentation is required, Please expedite this to be cleared as soon as possible - Seller-03/10/2026
Counter-Subject is missing required milestone inspection as required by XXXX Senate Bill No.
40. Subject Cert. of Occ was on or before XXXX, has a building with 3 or more stories and is :
1. 30 years of age or
2. 25 years of age and if located within 3 miles of coastline
Structural Report is required - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. Lender notes per the attached highlighted item 3 on the Questionnaire confirms No health and safety concern need to be addressed, the structural report is not required. No further documentation is required, Please expedite this to be cleared as soon as possible  - Seller-03/04/2026
Open-The file does not contain the required structural engineer report per state law. The condo questionnaire indicates an inspection was completed in XXXX and references repairs that are required; however, the report is not in file. - Due Diligence Vendor-03/04/2026	Ready for Review-Please escalate this matter for manager review as TPR counters are looping without resolution. counter is not valid as stated on the questionnaire inspection was recently completed XXXX (it is not missing) and Lender notes per the attached highlighted item 3 on the Questionnaire confirms No health and safety concerns need to be addressed, the structural report is not required. No further documentation is required, Please expedite this to be cleared as soon as possible - Seller-03/10/2026
 Ready for Review-Document Uploaded. Lender notes per the attached highlighted item 3 on the Questionnaire confirms No health and safety concern need to be addressed, the structural report is not required. No further documentation is required, Please expedite this to be cleared as soon as possible  - Seller-03/04/2026
																								Resolved-Upon further review, the condo questionnaire is sufficient. - Due Diligence Vendor-03/11/2026	Long term residence - Per the loan application, the borrower has resided in the primary residence for over 6 years. Months Reserves exceed minimum required - Guidelines require 6 months of reserves. The borrower has 8.12 months of verified reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7915447
XXXX	XXXX	305071137	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-03-03 12:54	2026-03-06 12:00	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Appraisal completion provided. Door knob replaced items repaired - Due Diligence Vendor-03/06/2026

Ready for Review-Document Uploaded. Please see attached 1004D; the last 2 photos are of the fixed doorknob, as such, the issue was mitigated. - Seller-03/04/2026

																						Open-Property Issues are identified for the property Appraiser mentions physical deficiencies to subject. He made report as-is but called out several repairs. 1004D in file with repairs but a doorknob fell off at time of inspection and he wasn't able to enter/exit. 1004d states repairs were completed, however the repairs completion box is checked "No". Please provide updated 1004D with repairs completion box checked yes and commentary added to confirm the broken doorknob does not create a safety issue or provide evidence (photo included) that the rear doorknob has been fixed. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached 1004D; the last 2 photos are of the fixed doorknob, as such, the issue was mitigated. - Seller-03/04/2026	Resolved-Appraisal completion provided. Door knob replaced items repaired - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 759 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.034 Required is 0.75 Borrower has 1.034		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7900156
XXXX	XXXX	305062455	D	A	C	A	D	A	A	A	Closed	FCRE0179	2026-03-03 13:15	2026-03-06 12:20	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Client provided 1008 with UW Attestation - Due Diligence Vendor-03/06/2026

Ready for Review-Document Uploaded. Please see attached PC 1008. The project has been reviewed under Limited Condo Review guidelines and has been determined to be warrantable.

The following factors support warrantability:

Owner-occupancy is 72% (37 of 51 total units), meeting guideline requirements.

No condotel characteristics identified.

No pending or active litigation.

No ineligible project characteristics present.

Project remains under HOA control.

No wood-bearing structure concerns noted.

Based on the above, the project meets warrantability requirements for a Limited Condo Review.

Please clear this condition. - Seller-03/05/2026

Open-UW Attestation/Docs stating warrantability are missing. Required UW Attestation and/or documentation clearly stating whether the project review completed resulted in condo being determined as warrantable or non-warrantable must be delivered with the file. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached PC 1008. The project has been reviewed under Limited Condo Review guidelines and has been determined to be warrantable.

The following factors support warrantability:

Owner-occupancy is 72% (37 of 51 total units), meeting guideline requirements.

No condotel characteristics identified.

No pending or active litigation.

No ineligible project characteristics present.

Project remains under HOA control.

No wood-bearing structure concerns noted.

Based on the above, the project meets warrantability requirements for a Limited Condo Review.

Please clear this condition. - Seller-03/05/2026
																								Resolved-Client provided 1008 with UW Attestation - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 742 Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.04		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7900691
XXXX	XXXX	305062455	D	A	C	A	D	A	A	A	Closed	finding-651	2026-03-02 13:12	2026-03-06 12:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. PLEASE RERUN WITH THE ATTACHED PCCD AND ADVISE  - Seller-03/05/2026
																						Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $956,035.99. The disclosed finance charge of $955,835.99 is not considered accurate because it is understated by more than $100. -----This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ). The finance charge is $956,035.99. The disclosed finance charge of $955,835.99 is not considered accurate because it is understated by more than $100 at $200.00. Provide evidence of refund or principal reduction of $200.00, or at a minimum to the $100 threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statute also requires rescission to be re-opened, therefore ROR is required to be provided. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. PLEASE RERUN WITH THE ATTACHED PCCD AND ADVISE - Seller-03/05/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 742 Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.04		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7877252
XXXX	XXXX	305062455	D	A	C	A	D	A	A	A	Closed	FCOM1266	2026-03-02 10:09	2026-03-06 11:45	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. uploaded - Seller-03/05/2026 Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. uploaded - Seller-03/05/2026	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 742 Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.04		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7871893
XXXX	XXXX	305062462	C	A	C	A	A	A	A	A	Closed	FCRE8701	2026-03-05 11:06	2026-03-09 11:52	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Client provided The Business Entity Formation Document, Operating Agreement, SOS, EIN - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/05/2026
Open-The Business Entity Formation Document is Missing.  Missing all business entity documents.  Additional findings may apply.
The following Entity documentation must be provided:
• Entity Articles of Organization, Partnership, and Operating Agreements (if applicable)
• Employer Identification Number (EIN) Verification Form
• Certificate of Good Standing
• Certificate of Authorization for the person executing all documents on behalf of the Entity
• Entity documentation required for both the state of entity formation and state of the subject property, when they differ.
																						- Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/05/2026	Resolved-Client provided The Business Entity Formation Document, Operating Agreement, SOS, EIN - Due Diligence Vendor-03/09/2026	LTV is less than guideline maximum - Max 75%; LTV is 70% Months Reserves exceed minimum required - 12.79 mos reserves; 6 mos required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7944884
XXXX	XXXX	305062483	C	A	C	A	A	A	A	A	Closed	FCRE0184	2026-03-03 17:26	2026-03-06 13:20	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Upon further review, cash out letter is not required - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached DSCR - Borrower Certification of Business Purpose. No issues found. - Seller-03/05/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. Provide Missing Cash-out letter. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached DSCR - Borrower Certification of Business Purpose. No issues found. - Seller-03/05/2026	Resolved-Upon further review, cash out letter is not required - Due Diligence Vendor-03/06/2026	LTV is less than guideline maximum - LTV Required is 75% Borrower has 70%. Required is 75 Borrower has 70 Months Reserves exceed minimum required - 77 Months Reserves exceed 6 months minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7907921
XXXX	XXXX	305062483	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-03-03 17:43	2026-03-06 13:20	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached ACH Form. No issues found. - Seller-03/05/2026 Open-Foreign National but the ACH form is Missing from file. Provide missing Foreign National ACH. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached ACH Form. No issues found. - Seller-03/05/2026	Resolved-Received ACH - Due Diligence Vendor-03/06/2026	LTV is less than guideline maximum - LTV Required is 75% Borrower has 70%. Required is 75 Borrower has 70 Months Reserves exceed minimum required - 77 Months Reserves exceed 6 months minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7908132
XXXX	XXXX	305062557	D	B	A	A	D	B	A	A	Closed	finding-3625	2026-03-03 10:34	2026-03-11 09:11	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-03/11/2026
Ready for Review-Document Uploaded. UPLOADED - Seller-03/10/2026
Counter----Received PCCD XXXX. The Credit report in Section B is still being paid to the Broker. Finding Remains. - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. SEE ATTACHED - Seller-03/05/2026
																						Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Second Appraisal Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-03/10/2026 Ready for Review-Document Uploaded. SEE ATTACHED - Seller-03/05/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 742 Required is 720 Borrower has 742 LTV is less than guideline maximum - Required is 80 Borrower has 73.73 Required is 80 Borrower has 73.73 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.64 Required is 50 Borrower has 33.64		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7896264
XXXX	XXXX	305062557	D	B	A	A	D	B	A	A	Closed	FCOM1266	2026-03-02 15:02	2026-03-09 08:53	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. Please see attached Homeownership Counseling Disclosure and LOS disclosure tracking, Application was on XXXX - Seller-03/05/2026 Open-Homeownership Counseling Disclosure Is Missing Please provide Homeownership Counseling Disclosure provided to borrower within three business days of application date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. Please see attached Homeownership Counseling Disclosure and LOS disclosure tracking, Application was on XXXX - Seller-03/05/2026	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 742 Required is 720 Borrower has 742 LTV is less than guideline maximum - Required is 80 Borrower has 73.73 Required is 80 Borrower has 73.73 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.64 Required is 50 Borrower has 33.64		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7879593
XXXX	XXXX	305062557	D	B	A	A	D	B	A	A	Closed	FCOM1353	2026-03-02 15:02	2026-03-03 11:29	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/02/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 742 Required is 720 Borrower has 742 LTV is less than guideline maximum - Required is 80 Borrower has 73.73 Required is 80 Borrower has 73.73 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.64 Required is 50 Borrower has 33.64			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	7879595
XXXX	XXXX	305071156	D	A	D	A	A	A	A	A	Closed	FCRE1157	2026-03-03 16:43	2026-03-10 12:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Upon further review, master policy has wall-in coverage. - Due Diligence Vendor-03/10/2026 Ready for Review-When the subject property is an Investment Property, the HOI on the 1008 is for the borrower's primary residence, not the subject. The subject is a PUD with monthly $210 HOA dues which include insurance. - Seller-03/09/2026 Open-Missing Hazard Insurance Policy Missing HOI insurance for subject. Property is considered a PUD - only HOA insurance provided. 1008 shows HOI monthly premium which was not escrowed. - Due Diligence Vendor-03/03/2026	Ready for Review-When the subject property is an Investment Property, the HOI on the 1008 is for the borrower's primary residence, not the subject. The subject is a PUD with monthly $210 HOA dues which include insurance. - Seller-03/09/2026	Resolved-Upon further review, master policy has wall-in coverage. - Due Diligence Vendor-03/10/2026	Long term residence - Borrower has owned subject property since XXXX - (27 months) Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7906357
XXXX	XXXX	305071156	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-03-04 07:04	2026-03-10 12:15	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Title Company, Settlement Company, Title Agent and Settlement agent to be verified through OFAC - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-03/10/2026	Long term residence - Borrower has owned subject property since XXXX - (27 months) Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7913987
XXXX	XXXX	305071156	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-03-04 07:02	2026-03-10 12:15	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Credit Supplement. - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026 Open-Housing History Does Not Meet Guideline Requirements Need most recent 12 month mortgage history with subject property mortgagee. Lien does not appear on the credit report. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026	Resolved-Received Credit Supplement. - Due Diligence Vendor-03/10/2026	Long term residence - Borrower has owned subject property since XXXX - (27 months) Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7913968
XXXX	XXXX	305071155	D	A	D	A	A	A	A	A	Closed	FCRE0184	2026-03-03 18:42	2026-03-09 12:43	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Upon further review, cash out letter is not required. - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. Please see attached DSCR Borrower Certification of Business Purpose. Please clear this finding. - Seller-03/06/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached DSCR Borrower Certification of Business Purpose. Please clear this finding. - Seller-03/06/2026	Resolved-Upon further review, cash out letter is not required. - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 Required is 700 Borrower has 802 Months Reserves exceed minimum required - Minimum reserves are 3 months, Borrower has 40.1 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7909039
XXXX	XXXX	305071155	D	A	D	A	A	A	A	A	Closed	FCRE0108	2026-03-03 18:30	2026-03-09 12:40	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received Policy w/sufficient coverage. - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. Please note that the Master Insurance Policy provided is a commercial insurance policy covering three buildings, including the subject property at XXXX, as the policy lists the address range XXXX.
Additionally, the policy includes Fidelity Coverage for Directors & Officers and Employees.
For reference, the Master Insurance Policy has already been uploaded to your system. Please review the attached policy, which documents the coverage referenced above. Please clear this finding.
 - Seller-03/06/2026
																						Open-Fidelity Coverage not met. Condo Master insurance policy is missing. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please note that the Master Insurance Policy provided is a commercial insurance policy covering three buildings, including the subject property at XXXX, as the policy lists the address range XXXX. Additionally, the policy includes Fidelity Coverage for Directors & Officers and Employees. For reference, the Master Insurance Policy has already been uploaded to your system. Please review the attached policy, which documents the coverage referenced above. Please clear this finding. - Seller-03/06/2026	Resolved-Received Policy w/sufficient coverage. - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 Required is 700 Borrower has 802 Months Reserves exceed minimum required - Minimum reserves are 3 months, Borrower has 40.1 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7908925
XXXX	XXXX	305071155	D	A	D	A	A	A	A	A	Closed	FCRE1157	2026-03-03 18:30	2026-03-09 12:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received Policy - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. Please see attached HO6 insurance. Please clear this finding. - Seller-03/06/2026 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached HO6 insurance. Please clear this finding. - Seller-03/06/2026	Resolved-Received Policy - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 Required is 700 Borrower has 802 Months Reserves exceed minimum required - Minimum reserves are 3 months, Borrower has 40.1 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7908926
XXXX	XXXX	305071155	D	A	D	A	A	A	A	A	Closed	FCRE1173	2026-03-03 18:30	2026-03-09 12:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received Master Policy - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. Document Uploaded. Please note that the Master Insurance Policy provided is a commercial insurance policy covering three buildings, including the subject property at XXXX, as the policy lists the address range XXXX. Additionally, the policy includes Fidelity Coverage for Directors & Officers and Employees. For reference, the Master Insurance Policy has already been uploaded to your system. Please review the attached policy, which documents the coverage referenced above. Please clear this finding. - Seller-03/06/2026
																						Open-Missing Condo Master Insurance Policy. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Document Uploaded. Please note that the Master Insurance Policy provided is a commercial insurance policy covering three buildings, including the subject property at XXXX, as the policy lists the address range XXXX. Additionally, the policy includes Fidelity Coverage for Directors & Officers and Employees. For reference, the Master Insurance Policy has already been uploaded to your system. Please review the attached policy, which documents the coverage referenced above. Please clear this finding. - Seller-03/06/2026	Resolved-Received Master Policy - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 Required is 700 Borrower has 802 Months Reserves exceed minimum required - Minimum reserves are 3 months, Borrower has 40.1 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7908927
XXXX	XXXX	305071155	D	A	D	A	A	A	A	A	Closed	FCRE1175	2026-03-03 18:30	2026-03-09 12:40	Resolved	1 - Information	C	A	Credit	Insurance	Named Insured on HO6 Master Policy does not match HOA Name	Resolved-Received Master Policy - Due Diligence Vendor-03/09/2026

Ready for Review-Please note that an HO-6 policy is a unit owner’s policy issued to the individual owner of the subject property, not to the Homeowners Association. Therefore, the Named Insured on the HO-6 policy will not match the HOA name.

The HOA is insured under the Master Insurance Policy, while the HO-6 policy provides coverage for the individual unit owner.

Based on this structure, the finding appears to be invalid. Please review and clear this condition or escalate to management.  - Seller-03/06/2026

																						Open-Named Insured on HO-6 Master Insurance Policy does not match HOA Name Policy is missing. - Due Diligence Vendor-03/03/2026	Ready for Review-Please note that an HO-6 policy is a unit owner’s policy issued to the individual owner of the subject property, not to the Homeowners Association. Therefore, the Named Insured on the HO-6 policy will not match the HOA name. The HOA is insured under the Master Insurance Policy, while the HO-6 policy provides coverage for the individual unit owner. Based on this structure, the finding appears to be invalid. Please review and clear this condition or escalate to management. - Seller-03/06/2026	Resolved-Received Master Policy - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 Required is 700 Borrower has 802 Months Reserves exceed minimum required - Minimum reserves are 3 months, Borrower has 40.1 months			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7908928
XXXX	XXXX	305071154	D	B	D	B	A	A	A	A	Closed	FCRE1180	2026-03-06 08:21	2026-04-06 10:35	Resolved	1 - Information	D	A	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-PUD Master policy includes replacement cost. HO-6 covers interior. - Due Diligence Vendor-04/06/2026

Counter-Evidence or Walls-In coverage was not located in the loan file.  Please provide.  - Due Diligence Vendor-04/02/2026

Ready for Review-The subject property is covered under an HO-6 (condominium unit owner) insurance policy. Under this type of coverage, the policy insures only the interior (“walls-in”) portion of the unit, while the building structure is covered by the HOA’s master insurance policy.

As such, a Replacement Cost Estimator (RCE) is not applicable or required for an HO-6 policy, since the full structure replacement cost is not the responsibility of the unit owner.

The provided policy appropriately reflects HO-6 coverage, and therefore the request for an RCE or full replacement cost confirmation is not applicable to this file.

We respectfully request that this condition be cleared. Please clear this invalid finding.  - Seller-04/01/2026

Counter-Received policy.  Missing RCE or confirmation of replacement cost coverage.   - Due Diligence Vendor-03/31/2026

Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a DSCR below 1 - Seller-03/27/2026

Counter-Received HOI policy for subject.  1.  Missing replacement cost or RCE for coverage.  2.  DSCR <1.00.  DSCR is now 0.935.  DSCR must be 1.00 or higher for IO. - Due Diligence Vendor-03/25/2026

Ready for Review-Document Uploaded. Please see attached HO6 policy.  Please clear this finding.  - Seller-03/23/2026

Open-HO-6 Insurance Policy is Missing Borrowers must carry H06 coverage for replacement of such items as flooring, wall covering, cabinets, fixtures, built-ins, and any improvements made to the unit. - Due Diligence Vendor-03/06/2026	Ready for Review-The subject property is covered under an HO-6 (condominium unit owner) insurance policy. Under this type of coverage, the policy insures only the interior (“walls-in”) portion of the unit, while the building structure is covered by the HOA’s master insurance policy.

As such, a Replacement Cost Estimator (RCE) is not applicable or required for an HO-6 policy, since the full structure replacement cost is not the responsibility of the unit owner.

The provided policy appropriately reflects HO-6 coverage, and therefore the request for an RCE or full replacement cost confirmation is not applicable to this file.

We respectfully request that this condition be cleared. Please clear this invalid finding.  - Seller-04/01/2026

 Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a DSCR below 1 - Seller-03/27/2026

 Ready for Review-Document Uploaded. Please see attached HO6 policy.  Please clear this finding.  - Seller-03/23/2026

																								Resolved-PUD Master policy includes replacement cost. HO-6 covers interior. - Due Diligence Vendor-04/06/2026	Months Reserves exceed minimum required - 3 required, 39 available Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 802		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7968784
XXXX	XXXX	305071154	D	B	D	B	A	A	A	A	Closed	FCRE1232	2026-03-06 08:22	2026-03-31 15:55	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator provided a waiver DSCR .0935 <1.00 required, applied to non material finding with comp factors - Due Diligence Vendor-03/31/2026
Ready for Review-Per the DSCR Guide, Section 3, DSCR is calculated as Gross Rental Income ÷ Qualifying Monthly Mortgage Payment (PITIA) or (ITIA for interest-only loans). For interest-only loans, the qualifying payment is based on the interest-only payment plus taxes, insurance, and HOA dues.

In this case:

Gross Rental Income: XXXX

Qualifying PITIA: XXXX

The calculated DSCR is 0.99686.

Per the guideline, rounding up of the DSCR value is permissible from the 3rd decimal place. Therefore, the DSCR rounds to 1.00, which meets the minimum DSCR requirement of 1.00 for interest-only loans.

Based on the guideline allowance for rounding, please review and clear this finding as the DSCR requirement is met. - Seller-03/06/2026
Open-The Calculated DSCR of '0.997' is less than the minimum DSCR per lender guidelines of '1'. Minimum 1 required for interest only - Due Diligence Vendor-03/06/2026	Ready for Review-Per the DSCR Guide, Section 3, DSCR is calculated as Gross Rental Income ÷ Qualifying Monthly Mortgage Payment (PITIA) or (ITIA for interest-only loans). For interest-only loans, the qualifying payment is based on the interest-only payment plus taxes, insurance, and HOA dues.

In this case:

Gross Rental Income: XXXX

Qualifying PITIA: XXXX

The calculated DSCR is 0.99686.

Per the guideline, rounding up of the DSCR value is permissible from the 3rd decimal place. Therefore, the DSCR rounds to 1.00, which meets the minimum DSCR requirement of 1.00 for interest-only loans.

Based on the guideline allowance for rounding, please review and clear this finding as the DSCR requirement is met. - Seller-03/06/2026
																								Waived-Originator provided a waiver DSCR .0935 <1.00 required, applied to non material finding with comp factors - Due Diligence Vendor-03/31/2026	Months Reserves exceed minimum required - 3 required, 39 available Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 802	FICO is 20 points above min above min required Reserves: 3+ months above minimum		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	7968812
XXXX	XXXX	305071154	D	B	D	B	A	A	A	A	Closed	FCRE1174	2026-03-06 08:20	2026-03-25 14:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Partial	Resolved-Received individual policy reflecting dwelling coverage. Master insurance for common areas only. - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Please see attached HO6 for XXXX.  - Seller-03/23/2026
Counter-Finding remains. WHO IS AN INSURED (Section II) is amended to include as an insured each individual unit owner of the insured condominium, but only with respect to liability arising out of the ownership, maintenance or repair of that portion of the premises which is not reserved for that unit owner's exclusive use or occupancy. - Due Diligence Vendor-03/10/2026
Ready for Review-The subject property XXXX  is an attached PUD, not a condominium unit. As such, the walls-in coverage requirement applicable to condo master policies does not apply.

Please review and clear this condition. - Seller-03/06/2026
Ready for Review-Document Uploaded. Please see attached Master Policy Endorsement which shows additional insured -condo unit owners. Please clear this finding.  - Seller-03/06/2026
																						Open-Condo Master Insurance Policy Partially Provided Missing evidence that master policy covers walls in coverage - Due Diligence Vendor-03/06/2026	Ready for Review-Document Uploaded. Please see attached HO6 for XXXX. - Seller-03/23/2026 Ready for Review-The subject property XXXX is an attached PUD, not a condominium unit. As such, the walls-in coverage requirement applicable to condo master policies does not apply. Please review and clear this condition. - Seller-03/06/2026 Ready for Review-Document Uploaded. Please see attached Master Policy Endorsement which shows additional insured -condo unit owners. Please clear this finding. - Seller-03/06/2026	Resolved-Received individual policy reflecting dwelling coverage. Master insurance for common areas only. - Due Diligence Vendor-03/25/2026	Months Reserves exceed minimum required - 3 required, 39 available Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 802		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7968780
XXXX	XXXX	305071154	D	B	D	B	A	A	A	A	Closed	FCRE1194	2026-03-03 22:07	2026-03-10 12:41	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Client rounded up DSCR from .997 to 1.00 which in doing so allowed for 80% LTV - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. The audited LTV of 76.52% was flagged as exceeding the 75% maximum for DSCR < 1.00.

Per the XXXX DSCR Guidelines, for Rate/Term refinances, if the borrower’s FICO is 760+, the maximum LTV is 80%. The borrower’s FICO is 802, which qualifies for this higher LTV.

Additionally, the calculated DSCR is 1.00, not below 1.00. Therefore, the 75% LTV limit for DSCR < 1.00 does not apply. The current 76.52% LTV is within guideline limits.

Please review and clear this finding. - Seller-03/06/2026
																						Open-Audited LTV of 76.52% exceeds Guideline LTV of 75% 75 max is permitted for DSCR under 1.00 - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. The audited LTV of 76.52% was flagged as exceeding the 75% maximum for DSCR < 1.00. Per the XXXX DSCR Guidelines, for Rate/Term refinances, if the borrower’s FICO is 760+, the maximum LTV is 80%. The borrower’s FICO is 802, which qualifies for this higher LTV. Additionally, the calculated DSCR is 1.00, not below 1.00. Therefore, the 75% LTV limit for DSCR < 1.00 does not apply. The current 76.52% LTV is within guideline limits. Please review and clear this finding. - Seller-03/06/2026	Resolved-Client rounded up DSCR from .997 to 1.00 which in doing so allowed for 80% LTV - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 3 required, 39 available Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 802		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7910596
XXXX	XXXX	305071154	D	B	D	B	A	A	A	A	Closed	FCRE1156	2026-03-03 21:42	2026-03-10 12:20	Resolved	1 - Information	C	A	Credit	Insurance	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Resolved-Client provided Master policy, it does reflect subject property address - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. The Master Insurance Policy provided is a commercial policy covering three addresses, including XXXX.

The Named Insured on a master policy will be the HOA, not the individual borrower(s). This is standard for condo/master policies, and the borrower’s address is included within the covered property range.

Please review and clear this finding. - Seller-03/06/2026
																						Open-Named Insured does not match Borrower(s) Name(s) Master policy does not show borrower name or address. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. The Master Insurance Policy provided is a commercial policy covering three addresses, including XXXX. The Named Insured on a master policy will be the HOA, not the individual borrower(s). This is standard for condo/master policies, and the borrower’s address is included within the covered property range. Please review and clear this finding. - Seller-03/06/2026	Resolved-Client provided Master policy, it does reflect subject property address - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 3 required, 39 available Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 802		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7910379
XXXX	XXXX	305062474	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-03-04 15:03	2026-03-10 11:00	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH form - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached ACH form that was already uploaded to your system. - Seller-03/06/2026 Open-Foreign National but the ACH form is Missing from file. ACH form is Missing from file. - Due Diligence Vendor-03/06/2026	Ready for Review-Document Uploaded. Please see attached ACH form that was already uploaded to your system. - Seller-03/06/2026	Resolved-Received ACH form - Due Diligence Vendor-03/10/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.01 Required is 0.75 Borrower has 1.01 LTV is less than guideline maximum - Required is 65 Borrower has 50 Required is 65 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7927836
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	FPRO1242	2026-03-05 14:11	2026-03-30 08:46	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-2nd provided appraisal is accurate - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. Please read page two Addendum to the appraisal report, already provided, which has corrected owner, per appraiser comment last page (50) shows correct owner XXXX and all public records match XXXX- Seller-03/26/2026
Counter-Received request to allow as non-material.  Appraisal to reflect owner of record.  Finding remains.  - Due Diligence Vendor-03/25/2026
Ready for Review-We agree that the 1st appraisal shows the Land owner as the owner of record.  Please note that Title reflects XXXX as the legal owner of the land, leasing the property to our borrower.  however, we note that item 16 evidences the borrower as the legal Lessee since XXXX. Although the appraisal should list the borrower, it is not Material since we have a secondary Appraisal listing the borrower as the current owner of record for the subject property.  Can this please be cleared as the incorrect name is only a Typo and not material to the overall transaction?    - Seller-03/23/2026
Counter-Received appraisal 1.  Owner of record does not match Preliminary title report.   - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. Please see attached - Seller-03/09/2026
Open-Appraisal is Missing Primary appraisal completed XXXX by appraiser XXXX, is missing from the loan file to support the value of XXXX. Subject to additional conditions. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please read page two Addendum to the appraisal report, already provided, which has corrected owner, per appraiser comment last page (50) shows correct owner XXXX and all public records match XXXX - Seller-03/26/2026
 Ready for Review-We agree that the 1st appraisal shows the Land owner as the owner of record.  Please note that Title reflects XXXX as the legal owner of the land, leasing the property to our borrower.  however, we note that item 16 evidences the borrower as the legal Lessee since XXXX. Although the appraisal should list the borrower, it is not Material since we have a secondary Appraisal listing the borrower as the current owner of record for the subject property.  Can this please be cleared as the incorrect name is only a Typo and not material to the overall transaction?    - Seller-03/23/2026
 Ready for Review-Document Uploaded. Please see attached - Seller-03/09/2026
																								Resolved-2nd provided appraisal is accurate - Due Diligence Vendor-03/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950599
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	FCRE1316	2026-03-05 14:48	2026-03-25 14:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA letter confirming ownership. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached CPA Letter - Seller-03/23/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing the verification of employment with the borrower's CPA/ Tax Preparer and Business Narrative. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached CPA Letter - Seller-03/23/2026	Resolved-Received CPA letter confirming ownership. - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7951378
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	finding-3622	2026-03-05 09:59	2026-03-11 08:58	Resolved	1 - Information	C	A	Compliance	TRID	TRID Post-Consummation Reason for Redisclosure Validation Test	Resolved-Received evidence of revised/final CD. finding resolved. - Due Diligence Vendor-03/11/2026

Ready for Review-Document Uploaded. SYSTEM EVIDENCE PROVIDED - Seller-03/10/2026

																						Open-This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests. -----PC Cd was issued on the same date as the Final Cd. Please provide evidence that the PC Cd was provided after closing date. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. SYSTEM EVIDENCE PROVIDED - Seller-03/10/2026	Resolved-Received evidence of revised/final CD. finding resolved. - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7942802
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	finding-651	2026-03-11 08:44	2026-03-11 08:57	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-Fixed PPFC. Finding resolved. - Due Diligence Vendor-03/11/2026 Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $3,505,786.92. The disclosed finance charge of $3,493,795.79 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-03/11/2026		Resolved-Fixed PPFC. Finding resolved. - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8042620
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	finding-2504	2026-03-11 08:44	2026-03-11 08:57	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Foreclosure Rescission Finance Charge Test	Resolved-Fixed PPFC. Finding resolved. - Due Diligence Vendor-03/11/2026 Open-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $3,505,786.92. The disclosed finance charge of $3,493,795.79 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-03/11/2026		Resolved-Fixed PPFC. Finding resolved. - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8042621
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	finding-3646	2026-03-05 09:59	2026-03-11 08:45	Resolved	1 - Information	C	A	Compliance	TRID	TRID Post-Consummation Event Validation Test	Resolved-Received evidence of revised/final CD. finding resolved. - Due Diligence Vendor-03/11/2026
Ready for Review-Disagree- only one CD went to the borrower on the XXXX. See system evidence  - Seller-03/10/2026
																						Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. -----PC Cd was issued on the same date as the Final Cd. Please provide evidence that the PC Cd was provided after closing date. - Due Diligence Vendor-03/05/2026	Ready for Review-Disagree- only one CD went to the borrower on the XXXX. See system evidence - Seller-03/10/2026	Resolved-Received evidence of revised/final CD. finding resolved. - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7942801
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	FCRE7497	2026-03-05 15:28	2026-03-10 11:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA and HOI documentation. - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached the requested information for the following properties: 3e, REO XXXX HOA $90, 3h, REO XXXX HOA $470.33, 3u REO XXXX NO HOA*** this is a SFR &, 3v REO XXXX No HOA *** This is a SFR and , 3o REO XXXX missing the HOI $3,090 / $257.50 - Seller-03/09/2026 Open-Missing the following information for these properties: 3e, 3h, 3u & 3v missing the HOA and 3o missing the HOI. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached the requested information for the following properties: 3e, REO XXXX HOA $90, 3h, REO XXXX HOA $470.33, 3u REO XXXX NO HOA*** this is a SFR &, 3v REO XXXX No HOA *** This is a SFR and , 3o REO XXXX missing the HOI $3,090 / $257.50 - Seller-03/09/2026	Resolved-Received HOA and HOI documentation. - Due Diligence Vendor-03/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7952235
XXXX	XXXX	305052001	D	A	D	A	C	A	D	A	Closed	FCRE1148	2026-03-05 13:59	2026-03-10 11:11	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received updated preliminary title reflecting sufficient coverage. - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached Prelim - Seller-03/09/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Missing proof of sufficient Title Coverage. The amount is less than the total amount of all subject lien(s). - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached Prelim - Seller-03/09/2026	Resolved-Received updated preliminary title reflecting sufficient coverage. - Due Diligence Vendor-03/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.56		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950339
XXXX	XXXX	305062512	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-03-05 14:36	2026-03-12 08:17	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception applied to non-material finding with comp factors. - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/09/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing Lender Exception Approval to allow a borrower living rent free on an investment property purchase. (Exception approval is listed on 1008 notes, but missing from file). - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/09/2026	Waived-Originator exception applied to non-material finding with comp factors. - Due Diligence Vendor-03/12/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.04 Required is 50 Borrower has 42.04 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 735 Required is 660 Borrower has 735	6 months reserves above min. FICO 50 points above min.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7951088
XXXX	XXXX	305062496	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305077647	D	A	D	A	C	A	A	A	Closed	FCRE8887	2026-03-05 14:52	2026-03-10 11:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. file was duplicated and printed original 1003 date; however, borrower signature is dated XXXX - Seller-03/09/2026 Open-Need clarification as to the actual date of 1003. 1003 shows application taken on XXXX, but all documents in file start at XXXX. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. file was duplicated and printed original 1003 date; however, borrower signature is dated XXXX - Seller-03/09/2026	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 15 months > 9 required Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.76		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7951424
XXXX	XXXX	305077647	D	A	D	A	C	A	A	A	Closed	finding-3838	2026-03-05 13:41	2026-03-10 11:37	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Written List of Service Providers Disclosure Date Test	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. See disclosure tracking attached. - Seller-03/09/2026
																						Open-This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). ----- WRITTEN LIST OF SERVICE PROVIDERS in file is dated XXXX and not provided to borrower within three days of application date of XXXX. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. See disclosure tracking attached. - Seller-03/09/2026	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 15 months > 9 required Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.76		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950004
XXXX	XXXX	305077647	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-03-05 13:41	2026-03-10 11:37	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. see compliance report attached - Seller-03/09/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $14,679.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $14,679.50 Points - Loan Discount Fee, Processing Fee, Underwriting Fee, Appraisal Fee, Appraisal Review Fee, Credit Report Fee, & Transfer Taxes without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $14,679.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. see compliance report attached - Seller-03/09/2026	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 15 months > 9 required Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.76		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950005
XXXX	XXXX	305077647	D	A	D	A	C	A	A	A	Closed	finding-3635	2026-03-05 13:41	2026-03-10 11:37	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. see attached compliance report - Seller-03/09/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($8,896.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees Abstract / Title Search Fee, Lender's Title Insurance Policy, Settlement or Closing Fee & Title Endorsement Fee increased by $8,896.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $8,896.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. see attached compliance report - Seller-03/09/2026	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 15 months > 9 required Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.76		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950008
XXXX	XXXX	305077647	D	A	D	A	C	A	A	A	Closed	finding-3515	2026-03-05 13:41	2026-03-10 11:37	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. see disclosure tracking attached - Seller-03/09/2026
																						Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. ----- Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. see disclosure tracking attached - Seller-03/09/2026	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 15 months > 9 required Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.76		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950009
XXXX	XXXX	305077647	D	A	D	A	C	A	A	A	Closed	finding-3367	2026-03-05 13:41	2026-03-10 11:37	Resolved	1 - Information	C	A	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026
Ready for Review-Document Uploaded. See disclosure tracking attached. - Seller-03/09/2026
																						Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. ----- Homeownership Counseling List in file is dated XXXX and not provided to borrower within three days of application date of XXXX. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. See disclosure tracking attached. - Seller-03/09/2026	Resolved-Received explanation for Initial 1003 date. Finding resolved. - Due Diligence Vendor-03/10/2026	Months Reserves exceed minimum required - 15 months > 9 required Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.76		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950003
XXXX	XXXX	305062464	D	A	D	A	D	A	A	A	Closed	FCRE1316	2026-03-06 09:31	2026-03-11 11:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Client provided CPA letter dated XXXX and per GL, SE borrowers VVOE must be within 60 days of Note - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. Please see attached XXXX search - XXXX. No issues found. - Seller-03/09/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE for borrower - Due Diligence Vendor-03/06/2026	Ready for Review-Document Uploaded. Please see attached XXXX search - XXXX. No issues found. - Seller-03/09/2026	Resolved-Client provided CPA letter dated XXXX and per GL, SE borrowers VVOE must be within 60 days of Note - Due Diligence Vendor-03/11/2026	Qualifying DTI below maximum allowed - DTI of 35.36% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 35.36 Months Reserves exceed minimum required - Verified assets of 69.6 months exceeds the minimum required of 6 months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7970357
XXXX	XXXX	305062464	D	A	D	A	D	A	A	A	Closed	FCRE1325	2026-03-06 09:31	2026-03-11 11:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Client provided CPA letter - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. Please see CPA Letter that was uploaded to your system. Please clear this finding. - Seller-03/09/2026 Open-Borrower 1 CPA Letter Missing Missing CPA letter for borrower. - Due Diligence Vendor-03/06/2026	Ready for Review-Document Uploaded. Please see CPA Letter that was uploaded to your system. Please clear this finding. - Seller-03/09/2026	Resolved-Client provided CPA letter - Due Diligence Vendor-03/11/2026	Qualifying DTI below maximum allowed - DTI of 35.36% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 35.36 Months Reserves exceed minimum required - Verified assets of 69.6 months exceeds the minimum required of 6 months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7970358
XXXX	XXXX	305062464	D	A	D	A	D	A	A	A	Closed	FCOM1266	2026-03-05 14:23	2026-03-11 08:13	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. uploaded - Seller-03/10/2026 Open-Homeownership Counseling Disclosure Is Missing Please provide Homeownership Counseling Disclosure provided to borrower within three business days of application date. Statute of limitations 3 years. Expires XXXX - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. uploaded - Seller-03/10/2026	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/11/2026	Qualifying DTI below maximum allowed - DTI of 35.36% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 35.36 Months Reserves exceed minimum required - Verified assets of 69.6 months exceeds the minimum required of 6 months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7950863
XXXX	XXXX	305071115	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-03-09 15:05	2026-03-18 19:44	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Reeived PCCD, based on the PCCD the rserves are 6.04 months which meets the guideline requirement of 6 months. - Due Diligence Vendor-03/18/2026 Ready for Review-Document Uploaded. Please see attached PCCD. The verified reserves at closing were sufficient to meet the 6-month requirement. - Seller-03/16/2026 Open-Audited Reserves of 5.75 month(s) are less than Guideline Required Reserves of 6 month(s). - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached PCCD. The verified reserves at closing were sufficient to meet the 6-month requirement. - Seller-03/16/2026	Resolved-Reeived PCCD, based on the PCCD the rserves are 6.04 months which meets the guideline requirement of 6 months. - Due Diligence Vendor-03/18/2026	Verified employment history exceeds guidelines - The Borrower has been Self Employed for 3 years. Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 751. Required is 720 Borrower has 751		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8004148
XXXX	XXXX	305071115	C	A	C	A	A	A	A	A	Closed	FCRE0044	2026-03-09 14:53	2026-03-12 13:20	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, LOE is not required. - Due Diligence Vendor-03/12/2026 Ready for Review-An inquiry letter is not required as all inquiries are related to the subject transaction; XXXX is the TPO and XXXX is the credit reporting agency. - Seller-03/11/2026 Open-LOX for credit inquiries is missing. Provide missing credit Inquiry letter. - Due Diligence Vendor-03/09/2026	Ready for Review-An inquiry letter is not required as all inquiries are related to the subject transaction; XXXX is the TPO and XXXX is the credit reporting agency. - Seller-03/11/2026	Resolved-Upon further review, LOE is not required. - Due Diligence Vendor-03/12/2026	Verified employment history exceeds guidelines - The Borrower has been Self Employed for 3 years. Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 751. Required is 720 Borrower has 751			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8003905
XXXX	XXXX	305062511	D	B	D	B	A	A	A	A	Closed	FCRE1198	2026-03-09 14:25	2026-03-19 13:23	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator exception granted to allow loan to be approved with 3 months in reserves with a 75% LTV. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a 75% LTV and 3 months reserves - Seller-03/18/2026
Counter-Received Matrix.  Lender did not include 5% reduction for Declining Market.  Max DTI 75% with declining market and 6 months reserves.  Finding remains.  - Due Diligence Vendor-03/16/2026
Ready for Review-Document Uploaded. Please refer to the attached Matrix; The loan qualifies with reduced reserves from XXXX matrix requiring a 5% reduction in LTV and 3 months reserves. Max LTV allowed is 80%, subject loan is 75% with 3.03 months reserves.  - Seller-03/12/2026
																						Open-Audited Reserves of 3.03 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a 75% LTV and 3 months reserves - Seller-03/18/2026 Ready for Review-Document Uploaded. Please refer to the attached Matrix; The loan qualifies with reduced reserves from XXXX matrix requiring a 5% reduction in LTV and 3 months reserves. Max LTV allowed is 80%, subject loan is 75% with 3.03 months reserves. - Seller-03/12/2026	Waived-Originator exception granted to allow loan to be approved with 3 months in reserves with a 75% LTV. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/19/2026	On time mortgage history exceeds guideline requirement - On Time Mortgage History = 26 Months Required = 12 months DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.299 Required is 0.75 Borrower has 1.299	DSCR > 1.2 24+ month credit history exceeds minimum required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	8003203
XXXX	XXXX	305062511	D	B	D	B	A	A	A	A	Closed	FCRE1201	2026-03-09 13:59	2026-03-13 11:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received Fraud Report. - Due Diligence Vendor-03/13/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026 Open-Missing Third Party Fraud Report Missing OFAC and exclusionary list checks. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-03/13/2026	On time mortgage history exceeds guideline requirement - On Time Mortgage History = 26 Months Required = 12 months DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.299 Required is 0.75 Borrower has 1.299		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8002527
XXXX	XXXX	305051922	D	B	C	B	A	A	D	A	Closed	FPRO1242	2026-03-10 11:49	2026-03-19 12:37	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-BPO was provided. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. The requested information is already included in the documentation provided in the file.

The BPO does contain the property details referenced in the finding. Specifically:

On Page 9 of 50 of the BPO, the report provides the unit type, unit count, average unit size, and average rooms per unit, which supports the property characteristics and confirms the unit information required for guideline review.

On Page 28 of 50 of the BPO, the year built is clearly listed as XXXX for the subject property.

Regarding the comment that an appraisal is missing, the file includes an Appraisal Narrative report. Per Section XXXX – Appraisals, for 5–10 unit residential properties, either FHLMC Form 71A or a Narrative Appraisal Report may be used to appraise 5+ unit residential properties.

Therefore, the Narrative Appraisal provided in the file meets the applicable guideline requirements for this property type.

Based on the documentation already included in the file, please clear this finding. - Seller-03/16/2026
Counter-Received BPO.  BPO missing year built and actual size of unit could not be located to confirm meet guidelines.  - Due Diligence Vendor-03/16/2026
Ready for Review-Please see attached Commercial Broker Opinion Letter that was uploaded to your system . Please clear this finding.  - Seller-03/12/2026
Open-Appraisal is Missing Provide missing Commercial Exterior Only Broker Price Opinion (BPO) as required based upon sales approach per lender guides. - Due Diligence Vendor-03/10/2026	Ready for Review-Document Uploaded. The requested information is already included in the documentation provided in the file.

The BPO does contain the property details referenced in the finding. Specifically:

On Page 9 of 50 of the BPO, the report provides the unit type, unit count, average unit size, and average rooms per unit, which supports the property characteristics and confirms the unit information required for guideline review.

On Page 28 of 50 of the BPO, the year built is clearly listed as XXXX for the subject property.

Regarding the comment that an appraisal is missing, the file includes an Appraisal Narrative report. Per Section XXXX– Appraisals, for 5–10 unit residential properties, either FHLMC Form 71A or a Narrative Appraisal Report may be used to appraise 5+ unit residential properties.

Therefore, the Narrative Appraisal provided in the file meets the applicable guideline requirements for this property type.

Based on the documentation already included in the file, please clear this finding. - Seller-03/16/2026
 Ready for Review-Please see attached Commercial Broker Opinion Letter that was uploaded to your system . Please clear this finding.  - Seller-03/12/2026
																								Resolved-BPO was provided. - Due Diligence Vendor-03/19/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 800		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8022851
XXXX	XXXX	305051922	D	B	C	B	A	A	D	A	Closed	FCRE1232	2026-03-10 12:23	2026-03-19 12:33	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator exception granted to allow A DSCR of .9 with the minimum is 1. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to be approved with a 0.9 DSCR - Seller-03/18/2026
																						Open-The Calculated DSCR of '0.985' is less than the minimum DSCR per lender guidelines of '1'. Calculated DSCR does not meet the Minimum DSCR allowed. DSCR does not meet the minimum requirements of 1.00% (Lender did not reduce qualifying rents by Management Fees as required per guidelines). Reduced Unit 1 Rents of XXXX/m - XXXX Mgmt Fees = XXXX/mth. Audit DSCR toral rent Calc = XXXX - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to be approved with a 0.9 DSCR - Seller-03/18/2026	Waived-Originator exception granted to allow A DSCR of .9 with the minimum is 1. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/19/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 800	FICO Score 20 points above minimum required 3+ months reserves above minimum required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	8024009
XXXX	XXXX	305051922	D	B	C	B	A	A	D	A	Closed	FCRE9999	2026-03-12 12:39	2026-03-19 12:29	Resolved	1 - Information	C	A	Credit	Eligibility	Legal document incorrect or has issues	Resolved-Upon further review, the entity name matches. - Due Diligence Vendor-03/19/2026
Ready for Review-The difference noted between “XXXX” on the Operating Agreement and “XXXX” on the other documents is not a discrepancy.

“XXXX” is a commonly accepted abbreviation for “XXXX.” Both references identify the same entity/address and are used interchangeably across the documentation.

Therefore, the variance is only an abbreviation difference and does not represent a different name or entity.

Please clear this finding. - Seller-03/16/2026
Counter-Received Lender explanation.  Difference noted in initial review is the name of "XXXX" listed on Operating agreement and "XXXX" on all other documents.  Provide confirmation that names or one in the same.   - Due Diligence Vendor-03/16/2026
Ready for Review-The subject investment property will be vested in XXXX, with the business address listed asXXXX.

Review of the Operating Agreement confirms the ownership structure of the LLC as follows:

• XXXX – 66.66% Ownership – XXXX, XXXX, and XXXX
• XXXX – 33.34% Ownership – XXXX

These ownership percentages are reflected in Article II – Formation, Item #8 (Percentage of Ownership) of the Operating Agreement.

The EIN letter on file was issued to XXXX, listing XXXX (XXX). XXXX is the XXXX and majority owner of the entity, which explains why he appears on the EIN documentation as the responsible party for the LLC.

Therefore, the EIN letter reflects the responsible XXXX of the LLC and does not indicate a different ownership structure. The members and ownership percentages remain consistent with the Operating Agreement.

Additionally, the entity name XXXX matches the name reflected on the EIN letter and the Articles of Organization.

Based on the review of the entity documents, no discrepancies were identified between the Operating Agreement, EIN letter, and formation documents.

Please review and clear this condition. - Seller-03/12/2026
Open-Legal document incorrect or has issues. 1.) Members on the Operating Agreement Exhibits A and B for XXXX,does not match the members listed on the EIN letter in file. Provide clarification on the role/member affiliation of the individual listed on the EIN to the borrowing entity. 2.) Operating Agreement reflects XXXX (which does match exactly to LLC name on the EIN and Articles of Organization documentation). Provide clarification for variance of LLC name. - Due Diligence Vendor-03/12/2026	Ready for Review-The difference noted between “XXXX” on the Operating Agreement and “XXXX” on the other documents is not a discrepancy.

“XXXX” is a commonly accepted abbreviation for “XXXX.” Both references identify the same entity/address and are used interchangeably across the documentation.

Therefore, the variance is only an abbreviation difference and does not represent a different name or entity.

Please clear this finding. - Seller-03/16/2026
 Ready for Review-The subject investment property will be vested in XXXX, with the business address listed as XXXX.

Review of the Operating Agreement confirms the ownership structure of the LLC as follows:

• XXXX – 66.66% Ownership – XXXX, XXXX, and XXXX
• XXXX– 33.34% Ownership – XXXX

These ownership percentages are reflected in Article II – Formation, Item #8 (Percentage of Ownership) of the Operating Agreement.

The EIN letter on file was issued to XXXX, listing XXXX (XXX). XXXX is the XXXX and majority owner of the entity, which explains why he appears on the EIN documentation as the responsible party for the LLC.

Therefore, the EIN letter reflects the responsible member of the LLC and does not indicate a different ownership structure. The members and ownership percentages remain consistent with the Operating Agreement.

Additionally, the entity name XXXX matches the name reflected on the EIN letter and the Articles of Organization.

Based on the review of the entity documents, no discrepancies were identified between the Operating Agreement, EIN letter, and formation documents.

Please review and clear this condition. - Seller-03/12/2026
																								Resolved-Upon further review, the entity name matches. - Due Diligence Vendor-03/19/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 800			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8075452
XXXX	XXXX	305071148	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-13 11:47	2026-03-31 15:38	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM and statements. Housing history meets guideline XXXX - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof all non subject mortgages XXXX payments made and due for XXXX - Due Diligence Vendor-03/13/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026	Resolved-Received VOM and statements. Housing history meets guideline XXXX - Due Diligence Vendor-03/31/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.013 which exceeds the minimum required of 0.8 Required is 0.8 Borrower has 1.013 Months Reserves exceed minimum required - Verified assets of 45.11 months exceeds the minimum required of 3 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8098095
XXXX	XXXX	305079403	C	B	C	A	B	B	A	A	Closed	FCRE1440	2026-03-10 18:03	2026-03-18 16:13	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-The borrower qualified with the no housing history or less than 12 months verified guideline (section XXXX). - Due Diligence Vendor-03/18/2026
Ready for Review-Document Uploaded.  - Seller-03/16/2026
																						Open-Housing History Does Not Meet Guideline Requirements The loan application shows the borrower lives in his current residence for XXXX years. The 1003 shows no primary housing expense. The file contains a LOXfrom the borrower stating "Please accept this letter of explanation regarding my rent history. I pay my landlord the rent in cash every month as my business generates a good amount of cash monthly." Please provide a Verification of Rent (VOR) from the landlord directly, verifying the borrower's current monthly rent amount or if no rent amount is required please provide a rent free letter from the homeowner. - Due Diligence Vendor-03/10/2026	Ready for Review-Document Uploaded. - Seller-03/16/2026	Resolved-The borrower qualified with the no housing history or less than 12 months verified guideline (section XXXX. - Due Diligence Vendor-03/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 711 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying DTI below maximum allowed - Required is 45 Borrower has 30.42		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8031888
XXXX	XXXX	305079403	C	B	C	A	B	B	A	A	Closed	FCRE1510	2026-03-10 12:19	2026-03-16 12:52	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provided legal description - Due Diligence Vendor-03/16/2026 Ready for Review-Document Uploaded. - Seller-03/13/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. MISSING LEGAL DESCRIPTION OF PROPERTY - Due Diligence Vendor-03/10/2026	Ready for Review-Document Uploaded. - Seller-03/13/2026	Resolved-Client provided legal description - Due Diligence Vendor-03/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 711 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying DTI below maximum allowed - Required is 45 Borrower has 30.42		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8023946
XXXX	XXXX	305079403	C	B	C	A	B	B	A	A	Closed	FCOM1302	2026-03-10 12:32	2026-03-10 14:16	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). ORIGINATOR WAIVER APPLIED TO NON MATERIAL FINDING - Due Diligence Vendor-03/10/2026		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). ORIGINATOR WAIVER APPLIED TO NON MATERIAL FINDING - Due Diligence Vendor-03/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 711 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying DTI below maximum allowed - Required is 45 Borrower has 30.42			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8024244
XXXX	XXXX	305079403	C	B	C	A	B	B	A	A	Closed	FCOM5135	2026-03-10 14:00	2026-03-10 14:15	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing ORIGINATOR WAIVER APPLIED TO NON MATERIAL FINDING - Due Diligence Vendor-03/10/2026		Waived-Required Affiliated Business Disclosure Missing ORIGINATOR WAIVER APPLIED TO NON MATERIAL FINDING - Due Diligence Vendor-03/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 711 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying DTI below maximum allowed - Required is 45 Borrower has 30.42			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8027080
XXXX	XXXX	305079402	C	B	C	A	B	B	A	A	Closed	FCRE1198	2026-03-11 11:11	2026-03-18 16:06	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Client confirmed that the XXXX guidelines should be used and only 3 months reserves is required. - Due Diligence Vendor-03/18/2026 Ready for Review-Document Uploaded. - Seller-03/16/2026 Open-Audited Reserves of 4.54 month(s) are less than Guideline Required Reserves of 6 month(s) The guidelines state 6 months reserves are required when the LTV ratio is equal to or greater than 80%. The loan closed with a LTV ratio of 80%. The lender stated on the 1008 that 3 months was required which is incorrect. The loan file is short the required reserves. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. - Seller-03/16/2026	Resolved-Client confirmed that theXXXX guidelines should be used and only 3 months reserves is required. - Due Diligence Vendor-03/18/2026	Verified employment history exceeds guidelines - The borrower has been self-employed since XXXX which is more than the 2 years required. Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.58		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8047467
XXXX	XXXX	305079402	C	B	C	A	B	B	A	A	Closed	finding-3352	2026-03-10 13:02	2026-03-13 10:59	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non- material finding. File contains escrows and a full appraisal prior to closing. - Due Diligence Vendor-03/13/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/10/2026		Waived-Originator waiver applied to non- material finding. File contains escrows and a full appraisal prior to closing. - Due Diligence Vendor-03/13/2026	Verified employment history exceeds guidelines - The borrower has been self-employed since XXXX which is more than the 2 years required. Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.58			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8024963
XXXX	XXXX	305079402	C	B	C	A	B	B	A	A	Closed	FCOM5135	2026-03-10 14:28	2026-03-10 14:28	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material findings. - Due Diligence Vendor-03/10/2026		Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material findings. - Due Diligence Vendor-03/10/2026	Verified employment history exceeds guidelines - The borrower has been self-employed since XXXX which is more than the 2 years required. Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.58			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8027772
XXXX	XXXX	305062550	C	B	C	B	A	A	A	A	Closed	FCRE1200	2026-03-11 09:12	2026-03-17 11:17	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator provided a waiver for minimum loan amount, applied to non material finding with comp factors - Due Diligence Vendor-03/17/2026 Ready for Review-Document Uploaded. Please see attached exception - Seller-03/13/2026 Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of $150000 Audited Loan Amount is less than the Guideline Minimum Loan Amount of $150,000. Subject loan amount does not meet the minimum loan amounts per guides. (UW notes indicate Lender Exception on 1008; however, missing Lender Exception Approval in file). - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached exception - Seller-03/13/2026	Waived-Originator provided a waiver for minimum loan amount, applied to non material finding with comp factors - Due Diligence Vendor-03/17/2026	DSCR % greater than 1.20 - DSCR > 1.20 Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 6.86m.	* DSCR % greater than 1.20	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	8043200
XXXX	XXXX	305079383	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305079381	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305061801	D	B	D	B	C	B	A	A	Closed	finding-3352	2026-03-16 07:52	2026-03-25 10:41	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Waived to non-material, subject loan has a full appraisal and escrows. - Due Diligence Vendor-03/25/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. -----Statute of limitations – One year; Expiration date: XXXX.
																						- Due Diligence Vendor-03/16/2026		Waived-Waived to non-material, subject loan has a full appraisal and escrows. - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8122351
XXXX	XXXX	305061801	D	B	D	B	C	B	A	A	Closed	FCRE1198	2026-03-16 14:11	2026-03-23 14:02	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for 6 months verified reserves < required 12 months, applied to non material finding with comp factors - Due Diligence Vendor-03/23/2026
Ready for Review-Document Uploaded. please see the upl doc - Seller-03/19/2026
Counter-File submitted using XXXX matrix XXXX  which indicate LTV greater than 85% requires 12 months PITIA. Finding remains. - Due Diligence Vendor-03/18/2026
Ready for Review-Document Uploaded. please see the upl info from the UW  - Seller-03/17/2026
																						Open-Audited Reserves of 6.51 month(s) are less than Guideline Required Reserves of 12 month(s). 12 months required for LTV over 85%. provide sufficient asset to support total reserves required. - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. please see the upl doc - Seller-03/19/2026 Ready for Review-Document Uploaded. please see the upl info from the UW - Seller-03/17/2026	Waived-Originator provided a waiver for 6 months verified reserves < required 12 months, applied to non material finding with comp factors - Due Diligence Vendor-03/23/2026	Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38	Ratios: <43% Long term employment	XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8133433
XXXX	XXXX	305061801	D	B	D	B	C	B	A	A	Closed	FCRE8887	2026-03-16 08:33	2026-03-18 16:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received 1003. - Due Diligence Vendor-03/18/2026 Ready for Review-Document Uploaded. please see the upl ini 1003 - Seller-03/17/2026 Open-Initial 1003 is missing page 8 - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. please see the upl ini 1003 - Seller-03/17/2026	Resolved-Received 1003. - Due Diligence Vendor-03/18/2026	Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8122914
XXXX	XXXX	305061801	D	B	D	B	C	B	A	A	Closed	finding-3634	2026-03-16 07:52	2026-03-18 13:03	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/18/2026
Ready for Review-Please provide more information the Attorney rev fee $350.00 has been on the initial LE since the beginning & all LE & CD.  - Seller-03/17/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $350.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $350.00 (Attorney Review Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $350.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3Year(s); Expiration Date: XXXX.
- Due Diligence Vendor-03/16/2026	Ready for Review-Please provide more information the Attorney rev fee $350.00 has been on the initial LE since the beginning & all LE & CD. - Seller-03/17/2026	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/18/2026
																									Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8122348
XXXX	XXXX	305062565	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305078314	D	A	D	A	A	A	C	A	Closed	FCRE8525	2026-03-17 08:34	2026-04-10 16:21	Resolved	1 - Information	C	A	Property	Appraisal	Two or more full valuation products not provided for loan amounts > $2 million	Resolved-Page one of the appraisal report received. - Due Diligence Vendor-03/25/2026
Counter-Received page 1 of an appraisal.  Please provide complete, legible 2nd appraisal.  (XXXX appraisal report) - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. please see attached page 1 of XXXX appraisal report. Please expedite this to be cleared as soon as possible  - Seller-03/23/2026
Counter-Second appraisal provided; however, the first page of the PDF is cutoff. Please provide page 1 from the XXXX appraisal. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. Please see attached both appraisal reports used to final approve:
1) XXXX by XXXX, and
2) XXXX by XXXX
 - Seller-03/18/2026
																						Open-Two or more full valuation products were not provided.' - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. please see attached page 1 of XXXX appraisal report. Please expedite this to be cleared as soon as possible - Seller-03/23/2026 Ready for Review-Document Uploaded. Please see attached both appraisal reports used to final approve: 1) XXXX By XXXX, and 2) XXXX by XXXX - Seller-03/18/2026	Resolved-Page one of the appraisal report received. - Due Diligence Vendor-03/25/2026	Months Reserves exceed minimum required - Verified assets of 145.28 months exceeds the minimum required of 12 months. Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 680 which exceeds the minimum of 814 Required is 680 Borrower has 814		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8147426
XXXX	XXXX	305078314	D	A	D	A	A	A	C	A	Closed	FCRE1455	2026-03-17 09:23	2026-03-19 09:57	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Guidelines allow only one month statement. - Due Diligence Vendor-03/19/2026 Ready for Review-Document Uploaded. Assets only require 1 month bank statements, Please expedite this to be cleared as soon as possible - Seller-03/18/2026 Open-Asset 1 Less Than 2 Months Verified Guidelines require 1 month bank statements - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Assets only require 1 month bank statements, Please expedite this to be cleared as soon as possible - Seller-03/18/2026	Resolved-Guidelines allow only one month statement. - Due Diligence Vendor-03/19/2026	Months Reserves exceed minimum required - Verified assets of 145.28 months exceeds the minimum required of 12 months. Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 680 which exceeds the minimum of 814 Required is 680 Borrower has 814		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8148797
XXXX	XXXX	305078314	D	A	D	A	A	A	C	A	Closed	FVAL8946	2026-03-17 09:25	2026-03-19 09:53	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Missing Appraisal	Resolved-Second appraisal provided; removing this additional finding as it is discussed in the other finding. - Due Diligence Vendor-03/19/2026 Ready for Review-Document Uploaded. Please see attached both appraisal reports used to final approve: 1) XXXX by XXXX, and 2) XXXX by XXXX - Seller-03/18/2026 Open-Missing second appraisal report as loan amount is over $2M. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached both appraisal reports used to final approve: 1) XXXX by XXXX, and 2) XXXX by XXXX - Seller-03/18/2026	Resolved-Second appraisal provided; removing this additional finding as it is discussed in the other finding. - Due Diligence Vendor-03/19/2026	Months Reserves exceed minimum required - Verified assets of 145.28 months exceeds the minimum required of 12 months. Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 680 which exceeds the minimum of 814 Required is 680 Borrower has 814		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8148852
XXXX	XXXX	305071152	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-03-17 04:17	2026-03-20 14:27	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provided Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with legal description. - Seller-03/19/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Exhibit A is not with the DOT - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with legal description. - Seller-03/19/2026	Resolved-Client provided Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/20/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.051 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.051 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 793 which exceeds the minimum of 720 Required is 720 Borrower has 793		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8143921
XXXX	XXXX	305078332	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305079394	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	finding-3352	2026-03-20 11:24	2026-03-24 19:20	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non material finding . Deemed non material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/24/2026

Ready for Review-HPML is allowed on this loan - there are impounds and an appraisal. Please clear - Seller-03/23/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/20/2026	Ready for Review-HPML is allowed on this loan - there are impounds and an appraisal. Please clear - Seller-03/23/2026	Waived-Originator waiver applied to non material finding . Deemed non material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8238758
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	finding-3939	2026-03-20 11:24	2026-03-24 14:42	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. ATTACHED - Seller-03/23/2026 Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on XXXX and XXXX. *****NEW*****-----Missing initial CD from rate lock of XXXX - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. ATTACHED - Seller-03/23/2026	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8238755
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	FPRO1242	2026-03-17 15:12	2026-03-23 12:00	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received appraisal. - Due Diligence Vendor-03/20/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/18/2026
																						Open-Appraisal is Missing A full appraisal with a complete inspection of the home, including the interior and exterior of the subject property and including color photographs, requires a Uniform Residential Appraisal Report – XXXX®/XXXX Forms 1004/70. While the Certification of Completion was provided, verifying on XXXX that the appraiser observed the subject was complete per plans and specs with all utilities on and all mechanical systems working properly, the required appraisal report is missing from the file and must be provided. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026	Resolved-Received appraisal. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8161859
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	FCRE8013	2026-03-17 15:12	2026-03-23 12:00	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Client provided seller signing authority - Due Diligence Vendor-03/23/2026

Ready for Review-Document Uploaded. See attached Seller Signing Authority documentation, which was delivered with the loan file.  - Seller-03/20/2026

Counter-Received legible copy of purchase contract.  Contract is executed by another party than vested owner on preliminary title and appraisal received.   - Due Diligence Vendor-03/20/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-03/18/2026

																						Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. The purchase contract in file is not completely legible. Several of the pages have the top cut off and the full page cannot be viewed and read. Additionally, the seller concessions legible on the purchase contract reflects $25,000 while the Final Closing Disclosure has updated the seller concessions to $20,275.25. These amounts should be the same. Please provide a complete executed purchase contract. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. See attached Seller Signing Authority documentation, which was delivered with the loan file. - Seller-03/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026	Resolved-Client provided seller signing authority - Due Diligence Vendor-03/23/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8161860
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	FCRE1510	2026-03-17 12:01	2026-03-20 14:19	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8155785
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	FCOM1252	2026-03-17 11:11	2026-03-20 11:27	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Received LE XXXX. Finding Resolved. - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. UPLOADED - Seller-03/18/2026 Open------ Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-03/18/2026	Resolved-Received LE XXXX. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8152248
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	FCOM0013	2026-03-17 10:38	2026-03-20 11:13	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026 Open-Missing e-Consent. ----- Missing e-Consent. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8150716
XXXX	XXXX	305078350	D	B	C	A	D	B	D	A	Closed	FCOM1231	2026-03-17 10:14	2026-03-20 11:12	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-Received all pages Initial 1003. Finding Resolved. - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026 Open-The Initial 1003 is Missing. Only pages 9 and 10 provided. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/18/2026	Resolved-Received all pages Initial 1003. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.32 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8150061
XXXX	XXXX	305071134	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305078364	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305078306	C	B	A	A	C	B	A	A	Closed	FCOM0013	2026-03-17 16:38	2026-03-20 11:08	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. UPLOADED - Seller-03/18/2026 Open-Missing e-Consent. -----Missing e-consent - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-03/18/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 685 which exceeds the minimum of 660 Required is 660 Borrower has 685 Qualifying DTI below maximum allowed - DTI of 41.16% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 41.16		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8164404
XXXX	XXXX	305078306	C	B	A	A	C	B	A	A	Closed	finding-3352	2026-03-17 15:37	2026-03-19 09:09	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/17/2026
Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/19/2026
																						Ready for Review-This loan has impounds and an appraisal. HPML is allowed. Please clear - Seller-03/18/2026	Ready for Review-This loan has impounds and an appraisal. HPML is allowed. Please clear - Seller-03/18/2026	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 685 which exceeds the minimum of 660 Required is 660 Borrower has 685 Qualifying DTI below maximum allowed - DTI of 41.16% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 41.16			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8162423
XXXX	XXXX	305078300	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305079368	C	B	C	A	C	B	A	A	Closed	FCRE1510	2026-03-18 07:04	2026-03-20 15:05	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provided Ex A legal description There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. - Seller-03/19/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Description - Due Diligence Vendor-03/18/2026	Ready for Review-Document Uploaded. - Seller-03/19/2026	Resolved-Client provided Ex A legal description There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/20/2026	Months Reserves exceed minimum required - required 6 months. borrower has 13.52 months of reserves Qualifying DTI below maximum allowed - Required is 45 Borrower has 15.95 Required is 45 Borrower has 15.95		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8179163
XXXX	XXXX	305079368	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-03-17 13:49	2026-03-20 09:25	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/17/2026
Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/20/2026
																						Ready for Review-Document Uploaded. - Seller-03/19/2026	Ready for Review-Document Uploaded. - Seller-03/19/2026	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/20/2026	Months Reserves exceed minimum required - required 6 months. borrower has 13.52 months of reserves Qualifying DTI below maximum allowed - Required is 45 Borrower has 15.95 Required is 45 Borrower has 15.95		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8158344
XXXX	XXXX	305079390	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305078308	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-18 15:20	2026-03-25 13:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received updated 1003 - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/24/2026
Counter-Provide 1003 with the borrower's citizenship corrected; the guidelines do not require the back of the EAD card.  - Due Diligence Vendor-03/24/2026
Ready for Review-The borrower was UW as a Non-Permanent Resident Alien.  While the EAD card expired on XXXX, the file contains documented evidence that the borrower filed an I-765 application for extension prior to the Note date (XXXX) and USCIS case status confirms the application remained pending at that time. DSCR guidelines permit an expired EAD at Note when evidence of extension filing is provided. Therefore, borrower eligibility was adequately supported. Per XXXX DSCR guide XXXX Eligible Borrowers: If EAD card is expired at the time of the note date, borrower must show evidence they have applied for an extension or provide a letter from the employer indicating they will continue to sponsor their employment. In addition, XXXX DSCR guidelines do not require a copy of the back of the EAD card.  - Seller-03/20/2026
Open-Borrower Citizenship Documentation Is Missing Missing back of EAD card. Provide proof borrower is permanent resident alien as listed on application. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026
 Ready for Review-The borrower was UW as a Non-Permanent Resident Alien.  While the EAD card expired on XXXX, the file contains documented evidence that the borrower filed an I-765 application for extension prior to the Note date (XXXX) and USCIS case status confirms the application remained pending at that time. DSCR guidelines permit an expired EAD at Note when evidence of extension filing is provided. Therefore, borrower eligibility was adequately supported. Per XXXX DSCR guide XXXX Eligible Borrowers: If EAD card is expired at the time of the note date, borrower must show evidence they have applied for an extension or provide a letter from the employer indicating they will continue to sponsor their employment. In addition, XXXX DSCR guidelines do not require a copy of the back of the EAD card.  - Seller-03/20/2026
																								Resolved-Received updated 1003 - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8193100
XXXX	XXXX	305078308	D	A	D	A	A	A	A	A	Closed	FCRE1202	2026-03-20 09:09	2026-03-25 13:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Received updated Third Party Fraud Report - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/24/2026
Counter-The Drive report reflects the borrower's citizenship as permanent resident; however, the borrower is a non-permanent resident. Original finding remains. - Due Diligence Vendor-03/24/2026
Ready for Review-The borrower was UW as a Non-Permanent Resident Alien.  While the EAD card expired on XXXX, the file contains documented evidence that the borrower filed an I-765 application for extension prior to the Note date (XXXX) and USCIS case status confirms the application remained pending at that time. DSCR guidelines permit an expired EAD at Note when evidence of extension filing is provided. Therefore, borrower eligibility was adequately supported. Per XXXX DSCR guide XXXX Eligible Borrowers: If EAD card is expired at the time of the note date, borrower must show evidence they have applied for an extension or provide a letter from the employer indicating they will continue to sponsor their employment. In addition, XXXX DSCR guidelines do not require a copy of the back of the EAD card.  - Seller-03/20/2026
Open-Third Party Fraud Report Partially Provided Missing fraud report ran with borrower as non-permanent resident alien, EAD card provided for proof of citizenship - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026
 Ready for Review-The borrower was UW as a Non-Permanent Resident Alien.  While the EAD card expired on XXXX, the file contains documented evidence that the borrower filed an I-765 application for extension prior to the Note date (XXXX) and USCIS case status confirms the application remained pending at that time. DSCR guidelines permit an expired EAD at Note when evidence of extension filing is provided. Therefore, borrower eligibility was adequately supported. Per XXXX DSCR guide XXXX Eligible Borrowers: If EAD card is expired at the time of the note date, borrower must show evidence they have applied for an extension or provide a letter from the employer indicating they will continue to sponsor their employment. In addition, XXXX DSCR guidelines do not require a copy of the back of the EAD card.  - Seller-03/20/2026
																								Resolved-Received updated Third Party Fraud Report - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8234309
XXXX	XXXX	305078308	D	A	D	A	A	A	A	A	Closed	FCRE1510	2026-03-18 12:46	2026-03-24 12:23	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Attached is the Recorded DOT-Riders-Legal and Recorded GWD received from Title. - Seller-03/20/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Description - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Attached is the Recorded DOT-Riders-Legal and Recorded GWD received from Title. - Seller-03/20/2026	Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8187659
XXXX	XXXX	305071153	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305078296	C	B	C	B	A	A	A	A	Closed	FCRE1197	2026-03-19 00:54	2026-03-24 13:13	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Originator exception granted to allow FICO of 640 is less than Guideline FICO of 660. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/24/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/20/2026
																						Open-Audited FICO of 640 is less than Guideline FICO of 660 Minimum of 660 FICO is required per guidelines. The 1008 and Loan Confirmation dated XXXX reflect that an exception was made and approved for the use of a FICO score below 660 minimum. However, the approved exception with compensating factors was missing from the file. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/20/2026	Waived-Originator exception granted to allow FICO of 640 is less than Guideline FICO of 660. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/24/2026	Months Reserves exceed minimum required - 3 months required - have 8.51 months LTV is less than guideline maximum - Required is 70 Borrower has 42.42	LTV is 25% below max (43%) 3 months required - have 8.51 months reserves	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	N/A	8203298
XXXX	XXXX	305078338	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305078322	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305061874	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-19 15:32	2026-04-01 15:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received I-797 Notice of Action approval for EAD dated XXXX - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. Please see updated I797C - Notice of Action. - Seller-03/31/2026
Counter-Received 2024 and 2025 I-797C and neither reflect approval nor extension, only receipt and appointment.  Provide acceptable confirmation borrower has received approval or extension.  Expired EADs reflect C10 category.   - Due Diligence Vendor-03/27/2026
Ready for Review-Document Uploaded. These I-797C were in the credit package, page 34-36  -  Please review and advise. - Seller-03/25/2026
Counter-Reviewed Credit Package, we have EAD expired XXXX and XXXX7.  Please provide current  I797 per GL - Due Diligence Vendor-03/24/2026
Ready for Review-Document Uploaded. Expired EAD as of XXXX, another expired EAD as of XXXX as evidence of prior renewal, and the i797c is evidence of the i797 form receipt. All of these documents are in the credit package. - Seller-03/20/2026
																						Open-Borrower Citizenship Documentation Is Missing Non Perm resident alien- Employment authorization card expired on XXXX. provide updated employment authorization card or VISA unexpired. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see updated I797C - Notice of Action. - Seller-03/31/2026 Ready for Review-Document Uploaded. These I-797C were in the credit package, page 34-36 - Please review and advise. - Seller-03/25/2026 Ready for Review-Document Uploaded. Expired EAD as of XXXX, another expired EAD as of XXXX as evidence of prior renewal, and the i797c is evidence of the i797 form receipt. All of these documents are in the credit package. - Seller-03/20/2026	Resolved-Received I-797 Notice of Action approval for EAD dated XXXX- Due Diligence Vendor-04/01/2026	Months Reserves exceed minimum required - 14.64 months PITIA reserves; 0 months reserves required. Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 673 Required is 640 Borrower has 673		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8222021
XXXX	XXXX	305078344	C	B	C	B	C	B	A	A	Closed	FCRE1198	2026-03-20 09:15	2026-03-27 15:39	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver to allow Business assets to be used for reserves to avoid additional transactions , applied to non material finding with comp factors - Due Diligence Vendor-03/27/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the use of Business Funds for reserves - Seller-03/25/2026
Counter- Business Assets ineligible towards reserves per the XXXX matrix; unable to use the borrower's business assets of $61,779.50. - Due Diligence Vendor-03/24/2026
Ready for Review-According to the attached final Settlement Statement, there were two deposits towards the EMD,  each for $5,000 and funds to close of $232,348.59, which were from the sale of the borrowers departing residence. The loan file included additional $61,779.50 in verified assets to support the 6-month reserve requirements. Please see attached - Seller-03/23/2026
																						Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Provide additional assets for reserves. Per the guidelines, business assets are ineligible for reserves. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the use of Business Funds for reserves - Seller-03/25/2026 Ready for Review-According to the attached final Settlement Statement, there were two deposits towards the EMD, each for $5,000 and funds to close of $232,348.59, which were from the sale of the borrowers departing residence. The loan file included additional $61,779.50 in verified assets to support the 6-month reserve requirements. Please see attached - Seller-03/23/2026	Waived-Originator provided a waiver to allow Business assets to be used for reserves to avoid additional transactions , applied to non material finding with comp factors - Due Diligence Vendor-03/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.11 Required is 50 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 743 Required is 680 Borrower has 743	FICO is 20 points above Min required * 24+ month mortgage history exceeds minimum required	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8234470
XXXX	XXXX	305078344	C	B	C	B	C	B	A	A	Closed	finding-3939	2026-03-19 12:28	2026-03-25 10:18	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Resolved-Received Initial CD issued and acknowledged on XXXX. Finding resolved. - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. LOCK NOT INCLUDED ON THE COC FORM- CD IS ATTACHED AND WAS DISCLOSED WITHIN 3 DAYS. BORROWER ACKNOWLEDGED XXXX - Seller-03/23/2026
																						Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on XXXX. -----Missing LE/CD unable to test properly additional findings may apply. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. LOCK NOT INCLUDED ON THE COC FORM- CD IS ATTACHED AND WAS DISCLOSED WITHIN 3 DAYS. BORROWER ACKNOWLEDGED XXXX - Seller-03/23/2026	Resolved-Received Initial CD issued and acknowledged on XXXX. Finding resolved. - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.11 Required is 50 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 743 Required is 680 Borrower has 743		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8215083
XXXX	XXXX	305078344	C	B	C	B	C	B	A	A	Closed	FCOM0013	2026-03-19 13:42	2026-03-25 10:06	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received e-consent, finding resolved. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Post Close Review: Uploaded - Seller-03/23/2026 Open-Missing e-Consent. Please provide evidence of eConsent prior to initial disclosures. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. Post Close Review: Uploaded - Seller-03/23/2026	Resolved-Received e-consent, finding resolved. - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.11 Required is 50 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 743 Required is 680 Borrower has 743		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8218156
XXXX	XXXX	305078344	C	B	C	B	C	B	A	A	Closed	FCRE1206	2026-03-23 07:39	2026-03-24 12:19	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/23/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser to be added to the loan participant list. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/23/2026	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.11 Required is 50 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 743 Required is 680 Borrower has 743		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8260938
XXXX	XXXX	305078344	C	B	C	B	C	B	A	A	Closed	FCRE9501	2026-03-20 09:08	2026-03-24 11:44	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Evidence of the earnest money deposit of $10,000 cleared borrower's account was provided. - Due Diligence Vendor-03/24/2026

Ready for Review-Document Uploaded. According to the attached final Settlement Statement, there were two deposits towards the EMD,  each for $5,000 and funds to close of $232,348.59, which were from the sale of the borrowers departing residence. See attached for supporting documents.  - Seller-03/23/2026

																						Open-Total Qualified Assets Post-Close amount is '$-4383.61'. Assets are Insufficient. Provide evidence earnest money deposit of $10,000 cleared borrower's account. (File only contained verification of $5K clearing an account where no statements were provided in file). - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. According to the attached final Settlement Statement, there were two deposits towards the EMD, each for $5,000 and funds to close of $232,348.59, which were from the sale of the borrowers departing residence. See attached for supporting documents. - Seller-03/23/2026	Resolved-Evidence of the earnest money deposit of $10,000 cleared borrower's account was provided. - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.11 Required is 50 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 743 Required is 680 Borrower has 743		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8234294
XXXX	XXXX	305078344	C	B	C	B	C	B	A	A	Closed	FCOM1302	2026-03-19 11:25	2026-03-19 11:25	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '5'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/19/2026		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '5'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/19/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.11 Required is 50 Borrower has 34.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 743 Required is 680 Borrower has 743			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8212234
XXXX	XXXX	305078367	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305078337	C	A	C	A	A	A	A	A	Closed	FCRE1204	2026-03-23 10:07	2026-03-25 14:42	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received updated Fraud Report. - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Please see attached. All cleared. Also please note a "Low Caution” rating means XXXX identified minor or explainable variances in the loan file, but no material fraud indicators or high-risk inconsistencies. The file is considered low risk, with items that are informational or easily cleared by underwriting. All identified variances were cleared by the UW. It is also noted that OFAC STATUS is PASS, HUD-LDP STATUS is PASS, and GSA-EPLS STATUS is PASS. - Seller-03/24/2026
																						Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached. All cleared. Also please note a "Low Caution” rating means DataVerify identified minor or explainable variances in the loan file, but no material fraud indicators or high-risk inconsistencies. The file is considered low risk, with items that are informational or easily cleared by underwriting. All identified variances were cleared by the UW. It is also noted that OFAC STATUS is PASS, HUD-LDP STATUS is PASS, and GSA-EPLS STATUS is PASS. - Seller-03/24/2026	Resolved-Received updated Fraud Report. - Due Diligence Vendor-03/25/2026	Months Reserves exceed minimum required - 6 required - have 16.22 months Long term residence - Long Term Residence = 10+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8263798
XXXX	XXXX	305078353	C	A	A	A	C	A	A	A	Closed	finding-3625	2026-03-19 16:49	2026-03-26 13:40	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD with correction. Finding resolved. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. UPLOADED - Seller-03/23/2026
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Credit Report Fee in section B is payable to Lender/Broker, however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX.
																						- Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-03/23/2026	Resolved-Received PCCD with correction. Finding resolved. - Due Diligence Vendor-03/26/2026	LTV is less than guideline maximum - Max LTV is 90 Borrower has 70 Required is 90 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 620 Borrower has 688 Required is 620 Borrower has 688 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 34.5 Required is 50.49 Borrower has 34.5		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8223715
XXXX	XXXX	305071116	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-19 19:59	2026-03-25 13:49	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Note and property profile confirming borrower is title only and not obligated on Note. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. The borrower is only on title but not on the Note for the primary residence. Please see attached. - Seller-03/23/2026 Open-Housing History Does Not Meet Guideline Requirements VOM or equivalent needed for current primary showing the most recent 12 months paid as agreed. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. The borrower is only on title but not on the Note for the primary residence. Please see attached. - Seller-03/23/2026	Resolved-Received Note and property profile confirming borrower is title only and not obligated on Note. - Due Diligence Vendor-03/25/2026	Credit history exceeds minimum required - Credit History = 212 Months Minimum Credit History = 24 Months DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.002 Required is 0.8 Borrower has 1.002		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8227475
XXXX	XXXX	305071116	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-03-23 11:11	2026-03-25 13:47	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/23/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Non-borrowing spouse to be added to the loan participant list. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/23/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-03/25/2026	Credit history exceeds minimum required - Credit History = 212 Months Minimum Credit History = 24 Months DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.002 Required is 0.8 Borrower has 1.002		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8264979
XXXX	XXXX	305078368	D	A	D	A	A	A	A	A	Closed	FCRE1201	2026-03-20 11:50	2026-04-07 16:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. Please see updated Final XXXX Report- Loan Participant Analysis for Title Agent- No matches found. Please clear this finding. - Seller-04/05/2026
Counter-Received updated Fraud report, still missing title agent XXXX - Due Diligence Vendor-04/03/2026
Ready for Review-Document Uploaded. Please attached Final XXXX Report - Loan participant Analysis for Title Company, Title Agent, Appraiser , Appraisal Company, CPA and CPA company. No matches found. Please clear this finding.  - Seller-04/01/2026
Counter-Client provided DV report. Missing LDP/EPLS/OFAC for Title Company, Title Agent, Appraiser, Appraisal Co, CPA, CPA Company. Please review loan participants to include any other names not listed here. Other conditions may apply upon further review - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. Please see attached Final XXXX Report showing all 1000 Score Pass. No issues found.  Please clear this finding.  - Seller-03/26/2026
Counter-Received Data Verify still reflecting Auto Refer.  Finding remains.  - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Please see attached updated Final XXXX report. Please clear this finding. - Seller-03/24/2026
Open-Missing Third Party Fraud Report Provide missing Fraud Report, clear of Alerts and Auto Refers. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see updated Final XXXX Report- Loan Participant Analysis for Title Agent- No matches found. Please clear this finding. - Seller-04/05/2026
 Ready for Review-Document Uploaded. Please attached Final XXXX Report - Loan participant Analysis for Title Company, Title Agent, Appraiser , Appraisal Company, CPA and CPA company. No matches found. Please clear this finding.  - Seller-04/01/2026
 Ready for Review-Document Uploaded. Please see attached Final XXXX Report showing all 1000 Score Pass. No issues found.  Please clear this finding.  - Seller-03/26/2026
 Ready for Review-Document Uploaded. Please see attached updated Final XXXX report. Please clear this finding. - Seller-03/24/2026
																								Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 12.81 Required is 50.49 Borrower has 12.81 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 743 Required is 660 Borrower has 743		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8241413
XXXX	XXXX	305078368	D	A	D	A	A	A	A	A	Closed	FCRE2371	2026-03-20 12:02	2026-03-25 14:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property	Resolved-Received proof of sale of 3d. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached Final 1003 and CR - XXXX Snippet shows zero balance as of XXXX and XXXX Price History shows this property was sold XXXX which matches the credit report. No issues found. - Seller-03/23/2026 Open-Missing proof that REO 3D of the 1003 is sold and mortgage liens paid in full with sale. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached Final 1003 and CR - XXXX Snippet shows zero balance as of XXXX and XXXX Price History shows this property was sold XXXX which matches the credit report. No issues found. - Seller-03/23/2026	Resolved-Received proof of sale of 3d. - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 12.81 Required is 50.49 Borrower has 12.81 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 743 Required is 660 Borrower has 743		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8241942
XXXX	XXXX	305078349	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-03-24 04:36	2026-03-25 14:16	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A; legal description. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 728 Months Reserves exceed minimum required - Guidelines require 6 months of reserves. The Borrower has 26.16 months of verified reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8281990
XXXX	XXXX	305078342	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305078321	C	A	C	A	A	A	A	A	Closed	FCRE0042	2026-03-25 16:15	2026-03-30 09:11	Resolved	1 - Information	C	A	Credit	Eligibility	Florida Foreign National Affidavit is missing or incomplete	Resolved-Lender provided affidavit executed - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026 Open-XXXX Foreign National Affidavit is Missing or Incomplete. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026	Resolved-Lender provided affidavit executed - Due Diligence Vendor-03/30/2026	Months Reserves exceed minimum required - DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.043 Required is 0.75 Borrower has 1.043		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8319994
XXXX	XXXX	305078321	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-03-25 16:15	2026-03-30 09:11	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Lender provided the ACH form executed - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026	Resolved-Lender provided the ACH form executed - Due Diligence Vendor-03/30/2026	Months Reserves exceed minimum required - DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.043 Required is 0.75 Borrower has 1.043		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8319995
XXXX	XXXX	305078362	D	A	D	A	A	A	A	A	Closed	FCRE3653	2026-03-24 09:48	2026-04-01 15:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Received housing history for b2. - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/30/2026
Counter-Received lender Note.  Credit report does not reflect mortgage paid through note date. Loan depot last payment XXXX.   - Due Diligence Vendor-03/30/2026
Ready for Review-Please refer to the loan application. Although the borrowers are married, they live in different states. B1 resided and rents in XX, a VOR was provided accordingly. B2 owns their residence in XX. The XXXX mortgage for that property is on the Credit Report delivered with the loan file.  - Seller-03/26/2026
Counter-VOR for B1 provided.  Please provide the Rent Free Letter for B2. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/25/2026
Open-Missing letter of explanation. Must provide a rent-free letter to from the borrower.

																						- Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026 Ready for Review-Please refer to the loan application. Although the borrowers are married, they live in different states. B1 resided and rents in XX, a VOR was provided accordingly. B2 owns their residence in XX. The XXXX mortgage for that property is on the Credit Report delivered with the loan file. - Seller-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Received housing history for b2. - Due Diligence Vendor-04/01/2026	Months Reserves exceed minimum required - The Borrower has 14.44 months in reserves; guideline requires 6 months. Credit history exceeds minimum required - The Borrower has had 0x30 for more than 12 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8286812
XXXX	XXXX	305078362	D	A	D	A	A	A	A	A	Closed	FCRE0184	2026-03-20 12:07	2026-03-26 15:12	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Upon further review, cash out letter is not required. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached Business Purpose Cert where borrower certifies use of cash proceeds. - Seller-03/25/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. Provide Missing Cash out Letter. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached Business Purpose Cert where borrower certifies use of cash proceeds. - Seller-03/25/2026	Resolved-Upon further review, cash out letter is not required. - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - The Borrower has 14.44 months in reserves; guideline requires 6 months. Credit history exceeds minimum required - The Borrower has had 0x30 for more than 12 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8242099
XXXX	XXXX	305078362	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-03-20 12:38	2026-03-26 15:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received revised 1003. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026 Open-Provide corrected 1003 B1 appears to be a Permanent Resident. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Received revised 1003. - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - The Borrower has 14.44 months in reserves; guideline requires 6 months. Credit history exceeds minimum required - The Borrower has had 0x30 for more than 12 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8242876
XXXX	XXXX	305078362	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-24 09:40	2026-03-26 15:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received Permanent Resident Card - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026 Open-Borrower Citizenship Documentation Is Missing. Borrower is a Permanent Resident Alien. Missing copy of the front and back of the Green Card. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Received Permanent Resident Card - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - The Borrower has 14.44 months in reserves; guideline requires 6 months. Credit history exceeds minimum required - The Borrower has had 0x30 for more than 12 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8286548
XXXX	XXXX	305062174	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-23 09:08	2026-03-30 15:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Cancellation of Purchase for XXXX received. Updated 1003 removing property also received. Removed property from DTI - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Please see amended final 1003 removing REO 3E, the borrower decided to cancel the loan. - Seller-03/27/2026 Open-Housing History Does Not Meet Guideline Requirements - Missing 12 Mortgage payment history with 3E (1XXXX.) with the Lender XXXX. Missing copy of most recent 12 months payment history and or copy of the note and the Payment letter for break down. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see amended final 1003 removing REO 3E, the borrower decided to cancel the loan. - Seller-03/27/2026	Resolved-Cancellation of Purchase for XXXX received. Updated 1003 removing property also received. Removed property from DTI - Due Diligence Vendor-03/30/2026	Qualifying DTI below maximum allowed - DTI 23.74 max 50%. Required is 50 Borrower has 23.74 Months Reserves exceed minimum required - 12.94 months PITIA reserves; 0 months reserves required.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8262795
XXXX	XXXX	305078294	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-03-20 10:19	2026-03-26 14:38	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received eConsent. Finding resolved. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026 Open-Missing e-Consent. -----Missing e-consent - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received eConsent. Finding resolved. - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - 13.3 months reserves exceed 9 months required Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.54 Required is 50 Borrower has 35.54		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8236252
XXXX	XXXX	305078294	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-03-21 01:17	2026-03-25 14:12	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/25/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-03/24/2026

																						Open-Housing History Does Not Meet Guideline Requirements Guidelines require a Verification of Mortgage (VOM) and/or Verification of Rent (VOR) required to support housing payment history and review for delinquencies in the last 12 months. The 1008 in file states the Borrower is a FTHB with rental history and the loan application reflects primary housing rental of $2,300 per month for the past year. The required Verification of Rent (VOR) for the Borrower’s primary home for the last 12 months must be provided to meet the guidelines. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received VOR. - Due Diligence Vendor-03/25/2026	Months Reserves exceed minimum required - 13.3 months reserves exceed 9 months required Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.54 Required is 50 Borrower has 35.54		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8251593
XXXX	XXXX	305078294	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-03-20 11:15	2026-03-24 08:04	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/20/2026

																						Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/24/2026		Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/24/2026	Months Reserves exceed minimum required - 13.3 months reserves exceed 9 months required Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.54 Required is 50 Borrower has 35.54			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Investor Post-Close	No	8238393
XXXX	XXXX	305079370	C	A	C	A	C	A	A	A	Closed	FCRE1159	2026-03-23 10:04	2026-03-30 09:03	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Lender provided policy to show insurance was in effect sine XXXX - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. - Seller-03/26/2026 Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. - Seller-03/26/2026	Resolved-Lender provided policy to show insurance was in effect sine XXXX - Due Diligence Vendor-03/30/2026	Qualifying FICO score is at least 20 points above minimum for program - 760 above min required 680 Required is 680 Borrower has 760 Months Reserves exceed minimum required - 8.4 months exceed min required 3 LTV is less than guideline maximum - Required is 90 Borrower has 84.68	Per CD funded XXXX as well.	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8263759
XXXX	XXXX	305079370	C	A	C	A	C	A	A	A	Closed	FCOM3605	2026-03-20 14:01	2026-03-27 15:01	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-Received Initial CD finding resolved. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. - Seller-03/26/2026 Open-Missing initial CD acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. - Seller-03/26/2026	Resolved-Received Initial CD finding resolved. - Due Diligence Vendor-03/27/2026	Qualifying FICO score is at least 20 points above minimum for program - 760 above min required 680 Required is 680 Borrower has 760 Months Reserves exceed minimum required - 8.4 months exceed min required 3 LTV is less than guideline maximum - Required is 90 Borrower has 84.68		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8244759
XXXX	XXXX	305079370	C	A	C	A	C	A	A	A	Closed	finding-3939	2026-03-20 11:58	2026-03-27 14:45	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Ready for Review-Document Uploaded. - Seller-03/26/2026 Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on XXXX. -----Missing Initial CD. Additional findings may apply upon receipt. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. - Seller-03/26/2026	Resolved- - Due Diligence Vendor-03/27/2026	Qualifying FICO score is at least 20 points above minimum for program - 760 above min required 680 Required is 680 Borrower has 760 Months Reserves exceed minimum required - 8.4 months exceed min required 3 LTV is less than guideline maximum - Required is 90 Borrower has 84.68		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8241786
XXXX	XXXX	305078302	D	B	D	A	B	B	A	A	Closed	finding-3352	2026-03-20 16:37	2026-04-28 17:50	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/28/2026	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/28/2026

																									Months Reserves exceed minimum required - Verified assets of 10.44 months exceeds the minimum required of 6 months Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 711 which exceeds the minimum of 680 Required is 680 Borrower has 711			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Investor Post-Close	No	8248504
XXXX	XXXX	305078302	D	B	D	A	B	B	A	A	Closed	FCRE1316	2026-03-23 09:23	2026-03-26 16:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VVOE. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached VOE that was uploaded to your system. No issues found. - Seller-03/25/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE for borrower/ - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached VOE that was uploaded to your system. No issues found. - Seller-03/25/2026	Resolved-Received VVOE. - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - Verified assets of 10.44 months exceeds the minimum required of 6 months Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 711 which exceeds the minimum of 680 Required is 680 Borrower has 711		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8262982
XXXX	XXXX	305078302	D	B	D	A	B	B	A	A	Closed	FCRE1510	2026-03-20 15:57	2026-03-26 16:38	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached DOT with Exhibit A. No issues found. - Seller-03/25/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached DOT with Exhibit A. No issues found. - Seller-03/25/2026	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - Verified assets of 10.44 months exceeds the minimum required of 6 months Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 711 which exceeds the minimum of 680 Required is 680 Borrower has 711		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8247733
XXXX	XXXX	305079384	C	B	A	A	C	B	A	A	Closed	finding-3352	2026-03-24 14:27	2026-03-25 09:03	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/24/2026		Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 709 Months Reserves exceed minimum required - Reserves: 31 Min 3 LTV is less than guideline maximum - Required is 90 Borrower has 80 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income: $4,613.62 Min $1500			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8296129
XXXX	XXXX	305079384	C	B	A	A	C	B	A	A	Closed	FCOM5135	2026-03-24 13:51	2026-03-24 14:30	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material findings - Due Diligence Vendor-03/24/2026		Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material findings - Due Diligence Vendor-03/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 709 Months Reserves exceed minimum required - Reserves: 31 Min 3 LTV is less than guideline maximum - Required is 90 Borrower has 80 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income: $4,613.62 Min $1500			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8294860
XXXX	XXXX	305078307	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-03-24 12:24	2026-04-06 12:56	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Per the guidelines the file should contain evidence of the child support obl;igation. The child support obligation is evidence on the credit report and wasd included in the DTI calculation. - Due Diligence Vendor-04/06/2026
Ready for Review-Please refer to comments in related finding. - Seller-04/02/2026
Counter-Credit report date last active is XXXX and closing is XXXX, unable to determine if current and the documentation for child support verification does not meet the guideline requirements. - Due Diligence Vendor-03/31/2026
Ready for Review-Please escalate this to management. The XXXX Child Support obligation is on the credit report delivered with the loan file. Any additional proof is not required and unwarranted. - Seller-03/30/2026
Counter-Per GL XXXX  Child Support, Alimony or Maintenance Obligations - Must be current at the time of application and must be included in the DTI. The loan file should contain supporting documentation (such as a final divorce decree, legal separation agreement or court order) evidencing the obligation. If payments are delinquent, then they must be brought current prior to the loan closing.  - Due Diligence Vendor-03/30/2026
Ready for Review-Please refer to comments in related finding. - Seller-03/26/2026
Counter-Pending Child support finding  - Due Diligence Vendor-03/26/2026
Ready for Review-Please refer to comments in related finding. - Seller-03/24/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing proof of monthly Child support or that the borrower is no longer obligated to pay Child Support since it is reflected on his credit report. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/24/2026	Ready for Review-Please refer to comments in related finding. - Seller-04/02/2026 Ready for Review-Please escalate this to management. The XXXX Child Support obligation is on the credit report delivered with the loan file. Any additional proof is not required and unwarranted. - Seller-03/30/2026 Ready for Review-Please refer to comments in related finding. - Seller-03/26/2026 Ready for Review-Please refer to comments in related finding. - Seller-03/24/2026	Resolved-Per the guidelines the file should contain evidence of the child support obl;igation. The child support obligation is evidence on the credit report and wasd included in the DTI calculation. - Due Diligence Vendor-04/06/2026	Qualifying DTI below maximum allowed - Max DTI is 55 Borrower has 25.26 Required is 55 Borrower has 26.81 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 800 Required is 700 Borrower has 800			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8292416
XXXX	XXXX	305078307	C	A	C	A	A	A	A	A	Closed	FCRE1505	2026-03-24 12:05	2026-04-06 12:56	Resolved	1 - Information	C	A	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Resolved-Per the guidelines the file should contain evidence of the child support obl;igation. The child support obligation is evidence on the credit report and wasd included in the DTI calculation. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded.  - Seller-04/02/2026
Ready for Review-The XXXX Child Support obligation is on the attached credit report which was delivered with the loan file. Any additional proof of the continuance is not required and unwarranted.. This finding needs to be cleared.  - Seller-04/02/2026
Counter-Credit report date last active is XXXX and closing is XXXX, unable to determine if current and the documentation for child support verification does not meet the guideline requirements.  - Due Diligence Vendor-03/31/2026
Ready for Review-Please escalate this to management. The XXXX Child Support obligation is on the credit report delivered with the loan file. Any additional proof is not required and unwarranted. - Seller-03/30/2026
Counter-Client has not provided the documentation required per the GL XXXX, missing Child Support, Alimony or Maintenance Obligations  - Due Diligence Vendor-03/30/2026
Ready for Review-The XXXX Child Support obligation is on the credit report delivered with the loan file. Any additional proof  is not required and unwarranted. Please escalate and clear this finding. - Seller-03/26/2026
Counter-No document provided.  Review of loan file did not reveal documents needed to meet XXXX guideline- Child Support, Alimony or Maintenance Obligations - Must be current at the time of application and must be included in the DTI. The loan file should contain supporting documentation (such as a final divorce decree, legal separation agreement or court order) evidencing the obligation. If payments are delinquent, then they must be brought current prior to the loan closing.
• Child Support, Alimony or Maintenance Obligations may be excluded if payments are less than 10 months.- Finding remains.  - Due Diligence Vendor-03/26/2026
Ready for Review-The loan approval and final DTI included the XXXX Child Support obligation payments. Any additional proof of the continuance is not required and unwarranted.  - Seller-03/24/2026
Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Missing proof of Child Support that is reflected on credit. Need proof if it still continues with a monthly payment or no longer is required to be paid. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. - Seller-04/02/2026
 Ready for Review-The XXXX Child Support obligation is on the attached credit report which was delivered with the loan file. Any additional proof of the continuance is not required and unwarranted.. This finding needs to be cleared.  - Seller-04/02/2026
 Ready for Review-Please escalate this to management. The XXXX Child Support obligation is on the credit report delivered with the loan file. Any additional proof is not required and unwarranted. - Seller-03/30/2026
 Ready for Review-The XXXX Child Support obligation is on the credit report delivered with the loan file. Any additional proof  is not required and unwarranted. Please escalate and clear this finding. - Seller-03/26/2026
 Ready for Review-The loan approval and final DTI included theXXXX Child Support obligation payments. Any additional proof of the continuance is not required and unwarranted.  - Seller-03/24/2026
																								Resolved-Per the guidelines the file should contain evidence of the child support obl;igation. The child support obligation is evidence on the credit report and wasd included in the DTI calculation. - Due Diligence Vendor-04/06/2026	Qualifying DTI below maximum allowed - Max DTI is 55 Borrower has 25.26 Required is 55 Borrower has 26.81 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 800 Required is 700 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8292002
XXXX	XXXX	305078307	C	A	C	A	A	A	A	A	Closed	FCRE9995	2026-03-24 13:28	2026-03-26 15:17	Resolved	1 - Information	C	A	Credit	Income/Employment	Business Narrative Missing or has issues	Resolved-Received Business Narrative - Due Diligence Vendor-03/26/2026 Ready for Review-Please se attached. - Seller-03/24/2026 Open-Business Narrative Missing or has issues. Missing copy of the Business Narrative for company. - Due Diligence Vendor-03/24/2026	Ready for Review-Please se attached. - Seller-03/24/2026	Resolved-Received Business Narrative - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Max DTI is 55 Borrower has 25.26 Required is 55 Borrower has 26.81 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 800 Required is 700 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8294015
XXXX	XXXX	305078333	D	A	D	A	A	A	A	A	Closed	FCRE1479	2026-03-23 19:26	2026-03-30 17:33	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-After further review, the date of the bank statements was corrected to XXXX. - Due Diligence Vendor-03/30/2026
Counter-Application date is XXXX. Guidelines require assets to be dated within 30 days of the application date.  Most recent statement in file for account XXXX is dated XXXX.  - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. The asset statement provided reflects a date format consistent with Israeli standards, which follow a day–month–year structure.
The statement showing XXXX to XXXX translates to XXXX through XXXX in U.S. date format. As such, this represents a recent and valid statement that aligns with the subject closing date of XXXX.
Please review the statement with this date format clarification. No discrepancies are noted.
 - Seller-03/26/2026
																						Open-Asset Record 1 Does Not Meet G/L Requirements Asset statement is from XXXX - XXXX. subject closing XXXX. Provide valid recent statement. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. The asset statement provided reflects a date format consistent with XXXX standards, which follow a day–month–year structure. The statement showing XXXX to XXXX translates to XXXX through XXXX in U.S. date format. As such, this represents a recent and valid statement that aligns with the subject closing date of XXXX. Please review the statement with this date format clarification. No discrepancies are noted. - Seller-03/26/2026	Resolved-After further review, the date of the bank statements was corrected to XXXX. - Due Diligence Vendor-03/30/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Months Reserves exceed minimum required - Reserves = 18 months – Required Reserves = 6 Months Long term residence - Long Term Residence = 25+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8276636
XXXX	XXXX	305078333	D	A	D	A	A	A	A	A	Closed	FCOM1227	2026-03-23 18:49	2026-03-30 10:03	Resolved	1 - Information	D	A	Credit	Missing Doc	PUD Rider is Missing	Resolved-Received PUD Rider. - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with PUD rider. No issues found. - Seller-03/26/2026 Counter-Received PUD rider. Please provide complete chain to confirm recorded with DOT. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached PUD Rider that was uploaded to your system. No issues found. - Seller-03/25/2026 Open-PUD Rider is Missing Missing from loan file - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with PUD rider. No issues found. - Seller-03/26/2026 Ready for Review-Document Uploaded. Please see attached PUD Rider that was uploaded to your system. No issues found. - Seller-03/25/2026	Resolved-Received PUD Rider. - Due Diligence Vendor-03/30/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Months Reserves exceed minimum required - Reserves = 18 months – Required Reserves = 6 Months Long term residence - Long Term Residence = 25+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8276199
XXXX	XXXX	305078365	C	A	C	A	A	A	A	A	Closed	FCRE0970	2026-03-24 13:26	2026-03-26 16:59	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Received complete Appraisal. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached Complete Full Appraisal report that was uploaded to your system. No issues found. - Seller-03/25/2026 Open-Appraisal is missing signature and pictures. Provide full complete appraisal. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached Complete Full Appraisal report that was uploaded to your system. No issues found. - Seller-03/25/2026	Resolved-Received complete Appraisal. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 690 Required is 640 Borrower has 690 LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8293975
XXXX	XXXX	305078365	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-03-23 16:32	2026-03-26 16:58	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with Exhibit A. No issues found. - Seller-03/25/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A (Legal Description) from the Mortgage (Deed of Trust). - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with Exhibit A. No issues found. - Seller-03/25/2026	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 690 Required is 640 Borrower has 690 LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8273997
XXXX	XXXX	305078354	D	A	C	A	A	A	D	A	Closed	FCRE1440	2026-03-24 18:57	2026-03-26 15:45	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/25/2026 Open-Housing History Does Not Meet Guideline Requirements Provide VOR with rental history for the most recent 12 months for current resident XXXX. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/25/2026	Resolved-Received VOR. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 723 which exceeds the minimum of 680 Required is 680 Borrower has 723 LTV is less than guideline maximum - LTV of 80% is below the maximum of 70% allowed per guidelines Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8303114
XXXX	XXXX	305078354	D	A	C	A	A	A	D	A	Closed	FPRO1250	2026-03-24 18:08	2026-03-26 15:39	Resolved	1 - Information	C	A	Property	Property	Property Condition Rating Does Not Meet Program Requirements	Resolved-Primary Value Valuation Property Condition Rating Meets Program Requirements - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. Disagree, C5 and C6 ratings do not apply to this Commercial Property see attached correct guidelines. The subject Commercial 6 unit property meets the minimum requirements as defined in DSCR guidelines section XXXX. The initial concerns on the appraisal report provided also has a 1004D which verifies all said concerns as completed and all Stie ratings are marked as average, makes the property condition now meet the DSCR guidelines section XXXX. The property meets the minimum requirements as defined in DSCR guidelines section XXXX  Please expedite this to be cleared as soon as possible - Seller-03/25/2026
Open-Primary Value Valuation Property Condition Rating Does Not Meet Program Requirements Per Appraisal report-The subject property is in below average condition. C5 and C6 are ineligible property types. Need exception. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Disagree, C5 and C6 ratings do not apply to this Commercial Property see attached correct guidelines. The subject Commercial 6 unit property meets the minimum requirements as defined in DSCR guidelines section XXXX. The initial concerns on the appraisal report provided also has a 1004D which verifies all said concerns as completed and all Stie ratings are marked as average, makes the property condition now meet the DSCR guidelines section XXXX. The property meets the minimum requirements as defined in DSCR guidelines section XXXX. Please expedite this to be cleared as soon as possible - Seller-03/25/2026
																								Resolved-Primary Value Valuation Property Condition Rating Meets Program Requirements - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 723 which exceeds the minimum of 680 Required is 680 Borrower has 723 LTV is less than guideline maximum - LTV of 80% is below the maximum of 70% allowed per guidelines Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8302435
XXXX	XXXX	305078354	D	A	C	A	A	A	D	A	Closed	FPRO1242	2026-03-24 18:37	2026-03-26 15:39	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received BPO. Value supported. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/25/2026 Open-Appraisal is Missing Subject is a Multifamily and Require an additional Appraisal or a Commercial Exterior Only Broker Price Opinion (BPO) . - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/25/2026	Resolved-Received BPO. Value supported. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 723 which exceeds the minimum of 680 Required is 680 Borrower has 723 LTV is less than guideline maximum - LTV of 80% is below the maximum of 70% allowed per guidelines Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8302812
XXXX	XXXX	305078291	D	B	C	A	D	B	A	A	Closed	FCRE1440	2026-03-24 14:22	2026-03-26 15:49	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received summary with 12 months proof of rent. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026 Open-Housing History Does Not Meet Guideline Requirements Provide complete 12 months of rental history for the current primary. Only most current 3 months payments provided on bank statements. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026	Resolved-Received summary with 12 months proof of rent. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 761 Qualifying DTI below maximum allowed - Required is 50 Borrower has 24.93		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8296005
XXXX	XXXX	305078291	D	B	C	A	D	B	A	A	Closed	finding-3352	2026-03-24 07:42	2026-03-26 11:40	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/24/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/24/2026		Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 761 Qualifying DTI below maximum allowed - Required is 50 Borrower has 24.93			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8284135
XXXX	XXXX	305078291	D	B	C	A	D	B	A	A	Closed	FCOM1231	2026-03-24 07:17	2026-03-25 12:28	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-Rec'd Initial 1003 (application) - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026 Open-The Initial 1003 is Missing The Initial 1003 is missing from loan file. Please provide. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026	Resolved-Rec'd Initial 1003 (application) - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 761 Qualifying DTI below maximum allowed - Required is 50 Borrower has 24.93		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8283893
XXXX	XXXX	305078316	D	B	D	A	C	B	A	A	Closed	FCRE1325	2026-03-25 09:07	2026-03-27 17:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received documentation to support Good Standing. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached XXXX dated verification Open, Active, and Good standing status. - Seller-03/25/2026 Open-Borrower 1 CPA Letter Missing The CPA indicates the borrower is the Sole Owner of XXXX. However, he loan file is missing if business is currently open and active. Additional conditions may apply, pending review. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached XXXX dated verification Open, Active, and Good standing status. - Seller-03/25/2026	Resolved-Received documentation to support Good Standing. - Due Diligence Vendor-03/27/2026	Months Reserves exceed minimum required - Min reserves required 0 months. Borrower has 15.49 months. Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 39.38 Required is 50.49 Borrower has 39.38		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8309682
XXXX	XXXX	305078316	D	B	D	A	C	B	A	A	Closed	FCRE1334	2026-03-25 13:08	2026-03-27 17:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Executed 4506-T/4506-C is Missing	Resolved-Upon further review, document is not required for non-standard income verification. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. The 4506C Form is not a required document per XXXX Alt Doc – P&L Only *** not a required document, only required for full docs income loan types so not applicable for subject loan product - Seller-03/25/2026 Open-Borrower 1 Executed 4506-T/4506-C is Missing 4506-T/4506-C is absent the loan file, regarding of lender guides. Additional conditions may apply, pending review. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. The 4506C Form is not a required document per XXXX Alt Doc – P&L Only *** not a required document, only required for full docs income loan types so not applicable for subject loan product - Seller-03/25/2026	Resolved-Upon further review, document is not required for non-standard income verification. - Due Diligence Vendor-03/27/2026	Months Reserves exceed minimum required - Min reserves required 0 months. Borrower has 15.49 months. Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 39.38 Required is 50.49 Borrower has 39.38		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8316098
XXXX	XXXX	305078316	D	B	D	A	C	B	A	A	Closed	FCOM0013	2026-03-25 07:10	2026-03-27 12:25	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Rec'd E-Consent Agreement acknowledged by borrower XXXX. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. please see attached - Seller-03/25/2026 Open-Missing e-Consent. Missing e-consent - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. please see attached - Seller-03/25/2026	Resolved-Rec'd E-Consent Agreement acknowledged by borrower XXXX. - Due Diligence Vendor-03/27/2026	Months Reserves exceed minimum required - Min reserves required 0 months. Borrower has 15.49 months. Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 39.38 Required is 50.49 Borrower has 39.38		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8308180
XXXX	XXXX	305078316	D	B	D	A	C	B	A	A	Closed	finding-3352	2026-03-24 14:01	2026-03-26 09:44	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/26/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  - Due Diligence Vendor-03/24/2026
																						Ready for Review-Finding is not valid, Lender notes HPML loan meets NON QM guideline section XXXX, the closing docs confirms loan closed as a HPML, file contains full appraisal and escrows are not waived. - Seller-03/25/2026	Ready for Review-Finding is not valid, Lender notes HPML loan meets NON QM guideline section XXXX, the closing docs confirms loan closed as a HPML, file contains full appraisal and escrows are not waived. - Seller-03/25/2026	Waived-Originator waiver applied to non-material finding . Deemed non-material due to full appraisal in file with escrow impounds of taxes and insurance - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - Min reserves required 0 months. Borrower has 15.49 months. Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 39.38 Required is 50.49 Borrower has 39.38			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	8295346
XXXX	XXXX	305078289	D	A	D	A	A	A	A	A	Closed	FCRE8712	2026-03-24 14:15	2026-04-01 15:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Received all required documentation. - Due Diligence Vendor-04/01/2026
Ready for Review-We disagree. The Housing Provider (the borrower) was to receive $28,673, which was the amount received and documented in the previous attachment. The Tenant's Broker was to $2,070 and the Housing Provider's Broker (the borrower's broker) was to receive $4,140. Please escalate and clear this finding. - Seller-03/30/2026
Counter-Received Lender comment and lease.   Lease section 43c indicate $28,673, $4140, and $2070 due XXXX.  Finding remains.  - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. According to page 7, section 43 C of attached lease agreement, the Housing Provider (our borrower) was to receive $28,673.00, which is the amount supported by the previously attached document. - Seller-03/26/2026
Counter-Received Cashiers check for $28,673.00 however the total amount due for the 1st months rent and security deposit is $34,883.00. Finding remains. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/25/2026
Open-Property C: Provide proof of Security Deposit & 1st month Rent, new lease in file w. start date XXXX. - Due Diligence Vendor-03/24/2026	Ready for Review-We disagree. The Housing Provider (the borrower) was to receive $28,673, which was the amount received and documented in the previous attachment. The Tenant's Broker was to $2,070 and the Housing Provider's Broker (the borrower's broker) was to receive $4,140. Please escalate and clear this finding. - Seller-03/30/2026

 Ready for Review-Document Uploaded. According to page 7, section 43 C of attached lease agreement, the Housing Provider (our borrower) was to receive $28,673.00, which is the amount supported by the previously attached document. - Seller-03/26/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-03/25/2026

																								Resolved-Received all required documentation. - Due Diligence Vendor-04/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.88 Required is 50 Borrower has 29.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 753 Required is 720 Borrower has 753		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8295767
XXXX	XXXX	305078289	D	A	D	A	A	A	A	A	Closed	FCRE9992	2026-03-24 14:13	2026-03-26 16:28	Resolved	1 - Information	C	A	Credit	Income/Employment	Expense letter missing	Resolved-Received EA letter. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached initial EA Letter including the expense factor. - Seller-03/25/2026 Open-Provide EA Letter verifying Expense Factor of 30% used in qualifying. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached initial EA Letter including the expense factor. - Seller-03/25/2026	Resolved-Received EA letter. - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.88 Required is 50 Borrower has 29.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 753 Required is 720 Borrower has 753		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8295716
XXXX	XXXX	305078361	C	B	C	B	C	A	A	A	Closed	FCRE1440	2026-03-25 15:46	2026-04-09 16:06	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received documentation to support fixed rate loan and payment history. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. The XXXX loan is a I/O fixed rate CES. Also as evidenced on the attached statement there were no draws further supporting that this was a CES. - Seller-04/07/2026 Open-Housing History Does Not Meet Guideline Requirements Missing payment history on 2nd mortgage paid off at closing AND verification that lien is a closed-end 2nd lien (to consider transaction a Rate/Term refinance) - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. The XXXX loan is a I/O fixed rate CES. Also as evidenced on the attached statement there were no draws further supporting that this was a CES. - Seller-04/07/2026	Resolved-Received documentation to support fixed rate loan and payment history. - Due Diligence Vendor-04/09/2026	LTV is less than guideline maximum - Required is 85 Borrower has 79.37 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.41		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8319401
XXXX	XXXX	305078361	C	B	C	B	C	A	A	A	Closed	FCRE1198	2026-03-25 16:07	2026-04-01 14:10	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Per GL XXXX Max cash back of the greater of 1% of the new loan amount or $2,000 - Due Diligence Vendor-04/01/2026
Ready for Review-Per XXXX Guidelines, 3.2 Rate/Term Refinance, the Max cash back is the "greater" of 1% of the new loan amount or $2,000. Therefore, the proceeds are eligible. - Seller-03/30/2026
Counter-Received copy of CD reflecting cash back to borrower exceed 1% of new loan amount or $2,000.  Must meet guidelines XXXX for rate term refi.  Original condition remains.  - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. We respectfully disagree. According to the attached final CD, the borrower received $15,039.62 at closing which can be used toward the reserves requirements.  - Seller-03/26/2026
																						Open-Audited Reserves of 8.78 month(s) are less than Guideline Required Reserves of 9 month(s) - Due Diligence Vendor-03/25/2026	Ready for Review-Per XXXX Guidelines, 3.2 Rate/Term Refinance, the Max cash back is the "greater" of 1% of the new loan amount or $2,000. Therefore, the proceeds are eligible. - Seller-03/30/2026 Ready for Review-Document Uploaded. We respectfully disagree. According to the attached final CD, the borrower received $15,039.62 at closing which can be used toward the reserves requirements. - Seller-03/26/2026	Resolved-Per GL 3.2 Max cash back of the greater of 1% of the new loan amount or $2,000 - Due Diligence Vendor-04/01/2026	LTV is less than guideline maximum - Required is 85 Borrower has 79.37 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.41		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8319828
XXXX	XXXX	305078361	C	B	C	B	C	A	A	A	Closed	finding-3540	2026-03-24 15:37	2026-03-30 11:09	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received notice CD sent to title company for review. Finding Resolved. - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. THERE WAS NO CD SENT TO THE BORROWER ON XXXX. THAT CD WAS SENT TO ESCROW FOR BALANCING. DISCLOSURE TRACKING ATTACHED - Seller-03/26/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. THERE WAS NO CD SENT TO THE BORROWER ON XXXX. THAT CD WAS SENT TO ESCROW FOR BALANCING. DISCLOSURE TRACKING ATTACHED - Seller-03/26/2026	Resolved-Received notice CD sent to title company for review. Finding Resolved. - Due Diligence Vendor-03/30/2026	LTV is less than guideline maximum - Required is 85 Borrower has 79.37 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.41		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8298023
XXXX	XXXX	305078361	C	B	C	B	C	A	A	A	Closed	FCOM0013	2026-03-24 15:03	2026-03-27 12:27	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Rec'd borrower's acknowledgment of e-consent. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026 Open-Missing e-Consent. ----- Missing e-Consent. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026	Resolved-Rec'd borrower's acknowledgment of e-consent. - Due Diligence Vendor-03/27/2026	LTV is less than guideline maximum - Required is 85 Borrower has 79.37 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.41		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8297133
XXXX	XXXX	305078361	C	B	C	B	C	A	A	A	Closed	FCRE1491	2026-03-25 15:50	2026-03-25 16:09	Waived	2 - Non-Material	C	B	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Waived-Originator exception granted, waiver applied with comp factors. Deemed non material as client will allow - Due Diligence Vendor-03/25/2026 Open-Asset Qualification Does Not Meet Guideline Requirements Exception in file to use business funds for reserves - Due Diligence Vendor-03/25/2026		Waived-Originator exception granted, waiver applied with comp factors. Deemed non material as client will allow - Due Diligence Vendor-03/25/2026	LTV is less than guideline maximum - Required is 85 Borrower has 79.37 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.41	5 years at primary 12 years self employed in same line 30 mtg AA last 24 30 yrs on job		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	8319471
XXXX	XXXX	305082116	C	A	C	A	A	A	C	A	Closed	FCRE1506	2026-03-25 12:05	2026-03-27 16:54	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received missing credit documentation. - Due Diligence Vendor-03/27/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-03/25/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing verification of receipt of the security deposit and proof of the first month’s rent deposited to borrower’s account for departure residence. Upon receipt ATR/QM maybe able to be determined. Additional conditions maybe required. - Due Diligence Vendor-03/25/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-03/25/2026	Resolved-Received missing credit documentation. - Due Diligence Vendor-03/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 810 Required is 720 Borrower has 812 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 26.2 Required is 50 Borrower has 26.2			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8314624
XXXX	XXXX	305082116	C	A	C	A	A	A	C	A	Closed	FCRE1293	2026-03-25 13:31	2026-03-27 16:53	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 2 Months Income Verified is Missing	Resolved-Received Security Deposit and 1st months rent. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026 Open-Income 2 Months Income Verified is Missing Missing verification of receipt of the security deposit and proof of the first month’s rent deposited to borrower’s account for departure residence. (Property 3a). Upon receipt additional conditions may apply. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Received Security Deposit and 1st months rent. - Due Diligence Vendor-03/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 810 Required is 720 Borrower has 812 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 26.2 Required is 50 Borrower has 26.2		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8316596
XXXX	XXXX	305082116	C	A	C	A	A	A	C	A	Closed	FCRE8525	2026-03-25 11:22	2026-03-27 16:49	Resolved	1 - Information	C	A	Property	Appraisal	Two or more full valuation products not provided for loan amounts > $2 million	Resolved-Received 2nd Full Appraisal. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026 Open-Two or more full valuation products were not provided.' Missing a second appraisal full valuation as required for loan amounts greater than $2,000,000. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Received 2nd Full Appraisal. - Due Diligence Vendor-03/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 810 Required is 720 Borrower has 812 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 26.2 Required is 50 Borrower has 26.2		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8313095
XXXX	XXXX	305078315	D	B	A	A	C	B	D	A	Closed	finding-3352	2026-03-24 17:57	2026-04-16 09:29	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/26/2026

																						Waived-Waived to non-material, loan has a full appraisal and escrows. - Due Diligence Vendor-03/31/2026		Waived-Waived to non-material, loan has a full appraisal and escrows. - Due Diligence Vendor-03/31/2026	Months Reserves exceed minimum required - Min 6, actual 23 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 36.11			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	8302095
XXXX	XXXX	305078315	D	B	A	A	C	B	D	A	Closed	FPRO1242	2026-03-26 10:52	2026-04-15 13:02	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Per Field Review - Property Listed for Sale for XXXX - Removed XXXX- confirmed with XXXX. Per guidelines - If property was listed for sale within the past 3 months, the lower of the appraised value or listing price to be used. Using Lower List Price as Value. - Due Diligence Vendor-04/15/2026
Ready for Review-Please note that the XXXX value was used due to the CDA showing that the property had been listed on XXXX and removed on XXXX.  Value was based on the listed value as it was removed right before the application date.  We also note that the CDA, AVM and Field Review are all within 10% of the Appraised Value, therefore, the value used to qualify the loan is supported.  Please clear this condition. - Seller-04/15/2026
Counter-TPR are not licensed appraisers. If Lender wants to use a reconciliation value based on multiple products, a third party Vendor will need to provide an actual Reconciliation report which will provide the value to be used. Provide a Reconciliation report from a third party Vendor such as XXXX to resolve this issue. - Due Diligence Vendor-04/08/2026
Ready for Review-The reconciled value of XXXX is fully supported in the loan file. Multiple valuation sources—the original appraisal (XXXX), CDA (XXXX), Field Review (XXXX), and AVM (XXXX)—were reviewed and reconciled per XXXX and XXXX guidelines. The reconciliation appropriately weighted the appraisal and CDA, considered the Field Review and AVM, and resulted in a value within the range of all indications. As documented in the loan file valuation section and Final Closing Disclosure dated XXXX, this reconciled value supports the 80% LTV, and no separate reconciliation report is required. Please clear this finding.  - Seller-04/04/2026
Counter-Per the lender a recondiled value of XXXX was used to determine the LTV.  Missding the reconciliation report to supportt he reconciled value of XXXX. - Due Diligence Vendor-03/31/2026
Ready for Review-Document Uploaded. The subject loan file contains multiple valuation sources, all of which were reviewed and reconciled in accordance with established collateral underwriting standards, including guidance from XXXX and XXXX.
The valuation documents included in the file are as follows:
• Original appraisal dated XXXX with an opinion of value of XXXX
• Collateral Desktop Analysis (CDA) dated XXXX supporting a value of XXXX
• Field Review dated XXXX indicating a value of XXXX
• Automated Valuation Model (AVM) dated XXXX indicating a value of XXXX with 95% confidence
The original appraisal is supported by an independent CDA at the same value, providing two consistent and contemporaneous indications of value at XXXX. The Field Review presents a lower value; however, as a review product, it serves to identify potential variance and does not independently supersede the original appraisal.
Consistent with agency guidelines, when multiple valuation products present differing conclusions, a reconciliation of value is both appropriate and required. In this case, all valuation inputs were considered, and a final reconciled value of XXXX was determined.
This reconciled value:
• Falls within the range of all valuation outputs
• Reflects appropriate weighting of the original appraisal and supporting CDA
• Incorporates consideration of the Field Review without over-reliance on a single lower indication
• Remains supported relative to the AVM, which serves as a secondary risk benchmark
The final value conclusion of XXXX is reasonable, well-supported, and within acceptable tolerance of all valuation inputs. The resulting loan structure, including a loan amount of XXXX at 80% LTV as reflected on the Final Closing Disclosure dated XXXX, is consistent with this reconciled value.
No material deficiencies in the original appraisal were identified that would warrant full replacement by the Field Review. As such, the reconciliation approach applied is compliant with standard underwriting practices and investor expectations.
The valuation methodology, supporting documentation, and final value conclusion are adequately supported within the file.
Accordingly, this condition is considered satisfied. Please clear this finding.

 - Seller-03/27/2026
Open-Missding the original appraisal, upon receipt of appraisal the field review and desk review need to be re-reviewed to confirm they support the original appraised value. - Due Diligence Vendor-03/26/2026
Open-Appraisal is Missing - Due Diligence Vendor-03/26/2026	Ready for Review-Please note that the XXXX value was used due to the CDA showing that the property had been listed on XXXX and removed on XXXX. Value was based on the listed value as it was removed right before the application date. We also note that the CDA, AVM and Field Review are all within 10% of the Appraised Value, therefore, the value used to qualify the loan is supported. Please clear this condition. - Seller-04/15/2026
 Ready for Review-The reconciled value of XXXX is fully supported in the loan file. Multiple valuation sources—the original appraisal (XXXX), CDA (XXXX), Field Review (XXXX), and AVM (XXXX)—were reviewed and reconciled per XXXX and XXXX guidelines. The reconciliation appropriately weighted the appraisal and CDA, considered the Field Review and AVM, and resulted in a value within the range of all indications. As documented in the loan file valuation section and Final Closing Disclosure dated XXXX, this reconciled value supports the 80% LTV, and no separate reconciliation report is required. Please clear this finding.  - Seller-04/04/2026
 Ready for Review-Document Uploaded. The subject loan file contains multiple valuation sources, all of which were reviewed and reconciled in accordance with established collateral underwriting standards, including guidance from XXXX and XXXX.
The valuation documents included in the file are as follows:
• Original appraisal dated XXXX with an opinion of value of XXXX
• Collateral Desktop Analysis (CDA) dated XXXX supporting a value of XXXX
• Field Review dated XXXX indicating a value of XXXX
• Automated Valuation Model (AVM) dated XXXX indicating a value of XXXX with 95% confidence
The original appraisal is supported by an independent CDA at the same value, providing two consistent and contemporaneous indications of value at XXXX. The Field Review presents a lower value; however, as a review product, it serves to identify potential variance and does not independently supersede the original appraisal.
Consistent with agency guidelines, when multiple valuation products present differing conclusions, a reconciliation of value is both appropriate and required. In this case, all valuation inputs were considered, and a final reconciled value of XXXX was determined.
This reconciled value:
• Falls within the range of all valuation outputs
• Reflects appropriate weighting of the original appraisal and supporting CDA
• Incorporates consideration of the Field Review without over-reliance on a single lower indication
• Remains supported relative to the AVM, which serves as a secondary risk benchmark
The final value conclusion of XXXX is reasonable, well-supported, and within acceptable tolerance of all valuation inputs. The resulting loan structure, including a loan amount of XXXX at 80% LTV as reflected on the Final Closing Disclosure dated XXXX, is consistent with this reconciled value.
No material deficiencies in the original appraisal were identified that would warrant full replacement by the Field Review. As such, the reconciliation approach applied is compliant with standard underwriting practices and investor expectations.
The valuation methodology, supporting documentation, and final value conclusion are adequately supported within the file.
Accordingly, this condition is considered satisfied. Please clear this finding.

 - Seller-03/27/2026
																								Resolved-Per Field Review - Property Listed for Sale for XXXX - Removed XXXX- confirmed with XXXX. Per guidelines - If property was listed for sale within the past 3 months, the lower of the appraised value or listing price to be used. Using Lower List Price as Value. - Due Diligence Vendor-04/15/2026	Months Reserves exceed minimum required - Min 6, actual 23 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 36.11		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8335420
XXXX	XXXX	305078357	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-03-28 22:01	2026-05-21 11:19	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received missing credit documentation. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached VOM shows never late - Seller-04/01/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Unable to determine ability to repay as mortgage history for subject property is missing. - Due Diligence Vendor-03/29/2026	Ready for Review-Document Uploaded. Please see attached VOM shows never late - Seller-04/01/2026	Resolved-Received missing credit documentation. - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8372801
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-04-01 13:39	2026-04-03 09:11	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Lender credit on Final CD for $2,181.00. - Due Diligence Vendor-04/01/2026		Resolved-Lender credit on Final CD for $2,181.00. - Due Diligence Vendor-04/01/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8434490
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	finding-3635	2026-04-01 13:39	2026-04-03 09:11	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/03/2026
Ready for Review-Document Uploaded. The municipal lien fee was moved to the correct Block. There was a $2181 cure done on the final CD. Please advise of new cure amount, if any. CD attached - Seller-04/01/2026
Open-*****NEW*****Ten (10%) tolerance fees (Municipal Lien Fee and Recording Fee) increased by $113.20 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $2.70, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date.  Statute of Limitations - 3 Year(s); Expiration Date: XXXX.  Remained of lender credit is $110.50, which is not enough to cure the #113.20 finding.
																						- Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. The municipal lien fee was moved to the correct Block. There was a $2181 cure done on the final CD. Please advise of new cure amount, if any. CD attached - Seller-04/01/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/03/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8434492
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCRE1145	2026-03-28 20:38	2026-04-02 13:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received commitment. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/01/2026 Open-Title Document is missing Missing title commitment for subject property. - Due Diligence Vendor-03/29/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/01/2026	Resolved-Received commitment. - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8372771
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-03-28 21:30	2026-04-02 13:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached XXXX CPA verified <60 days of Note closed XXXX - Seller-04/01/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE for borrower. - Due Diligence Vendor-03/29/2026	Ready for Review-Document Uploaded. Please see attached XXXX CPA verified <60 days of Note closed XXXX - Seller-04/01/2026	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8372786
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-03-28 21:30	2026-04-02 13:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA Letter - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached XXXX CPA verified <60 days of Note closed XXXX - Seller-04/01/2026 Open-Borrower 1 CPA Letter Missing Missing CPA letter to verify borrower's employment. - Due Diligence Vendor-03/29/2026	Ready for Review-Document Uploaded. Please see attached XXXX CPA verified <60 days of Note closed XXXX - Seller-04/01/2026	Resolved-Received CPA Letter - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8372787
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCRE0044	2026-03-28 22:00	2026-04-02 13:23	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received credit report, no inquiries on the report or gap report. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. See credit report shows inquiries as *** NONE *** - Seller-04/01/2026 Open-LOX for credit inquiries is missing. Missing LOE for credit inquiries - Due Diligence Vendor-03/29/2026	Ready for Review-Document Uploaded. See credit report shows inquiries as *** NONE *** - Seller-04/01/2026	Resolved-Received credit report, no inquiries on the report or gap report. - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8372799
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-03-28 21:49	2026-04-02 13:22	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached VOM shows never late - Seller-04/01/2026 Open-Housing History Does Not Meet Guideline Requirements Missing mortgage history for subject property. - Due Diligence Vendor-03/29/2026	Ready for Review-Document Uploaded. Please see attached VOM shows never late - Seller-04/01/2026	Resolved-Received VOM - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8372795
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCRE5770	2026-03-28 21:49	2026-04-02 13:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received Credit Report. - Due Diligence Vendor-04/02/2026 Ready for Review-Please see attached - Seller-04/01/2026 Open-Borrower 1 Credit Report is Missing. Missing credit report for borrower. FICOs taken from loan approval - Due Diligence Vendor-03/29/2026	Ready for Review-Please see attached - Seller-04/01/2026	Resolved-Received Credit Report. - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8372796
XXXX	XXXX	305078358	D	A	D	A	C	A	A	A	Closed	FCOM3957	2026-03-27 08:22	2026-04-01 13:50	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	Resolved-Received LE dated XXXX. Finding Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/01/2026 Open-Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/01/2026	Resolved-Received LE dated XXXX. Finding Resolved. - Due Diligence Vendor-04/01/2026	LTV is less than guideline maximum - LTV of 47.07% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 47.07 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 682 which exceeds the minimum of 660 Required is 620 Borrower has 682		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8356263
XXXX	XXXX	305078366	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305087358	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305087222	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305087252	D	B	D	B	C	A	A	A	Closed	FCRE1355	2026-03-30 10:47	2026-04-09 11:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 CPA Letter Missing	Resolved-CPA letter not required. Documentation in file showing business is active. - Due Diligence Vendor-04/09/2026
Counter-Upon further review of GL XXXX, there is no mention of how to verify business. Finding remains. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded.  - Seller-04/06/2026
Ready for Review-We respectfully disagree. Per XXXX invoices to support VVOE for self employed can be used. Please escalate and clear the finding accordingly.  - Seller-04/06/2026
Counter-Finding remains. per GL XXXX Schedule C/Sole Proprietor
o Borrower must provide a CPA Letter. It must indicate self-employed history and that the borrower is a Schedule C/Sole Proprietor
• Third Party verification that the business in in existence and in good standing is required
•
 - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. Please see attached recent invoices to support VVOE for B2 per XXXX. - Seller-04/02/2026
Counter-XXXX of the guidelines state - Schedule C/Sole Proprietor o Borrower must provide a CPA Letter. It must indicate self-employed history and that the borrower is a Schedule C/Sole Proprietor - Due Diligence Vendor-04/01/2026
Ready for Review-The subject is a 1-year Full Doc income verification. The loan file included delivered loan file included 1040's, W2s, and transcripts. CPA letter is not required.  - Seller-03/30/2026
																						Open-Borrower 2 CPA Letter Missing Missing Borrower 2 CPA Letter. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. - Seller-04/06/2026 Ready for Review-We respectfully disagree. Per XXXX invoices to support VVOE for self employed can be used. Please escalate and clear the finding accordingly. - Seller-04/06/2026 Ready for Review-Document Uploaded. Please see attached recent invoices to support VVOE for B2 per XXXX. - Seller-04/02/2026 Ready for Review-The subject is a 1-year Full Doc income verification. The loan file included delivered loan file included 1040's, W2s, and transcripts. CPA letter is not required. - Seller-03/30/2026	Resolved-CPA letter not required. Documentation in file showing business is active. - Due Diligence Vendor-04/09/2026	LTV is less than guideline maximum - Required is 90 Borrower has 80 Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 Required is 680 Borrower has 797		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8384152
XXXX	XXXX	305087252	D	B	D	B	C	A	A	A	Closed	FCRE1325	2026-03-30 10:47	2026-04-09 11:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-CPA letter not required. - Due Diligence Vendor-04/09/2026
Counter-Upon reviewing GL XXXX, it does not mention how to verify the business. Finding remains. - Due Diligence Vendor-04/06/2026
Ready for Review-The guidelines being referenced in the counter are for XXXX/Alt Doc income documentation loans. The subject is a 1 year full doc income documentation transaction. Therefore, section XXXX Self-Employment Income guidelines would apply, which do NOT require a CPA letter. - Seller-04/06/2026
Open-Borrower 1 CPA Letter Missing - Due Diligence Vendor-04/06/2026
Ready for Review-The guidelines being referenced in the counter are for XXXX/Alt Doc income documentation loans. The subject is a 1 year full doc income documentation transaction. Therefore, section XXXX Self-Employment Income guidelines would apply, which do NOT require a CPA letter.  - Seller-04/06/2026
Counter-Finding remains. Per GL XXXX CPA Verification:If the borrower’s business is registered as a multi-member LLC/Corporation/Partnership then the borrower must provide Articles of Incorporation and most recent filing with Secretary of
State and CPA Letter/Operating Agreement/Corporate Bylaws with Ownership Breakdown or
Addendum - Due Diligence Vendor-04/06/2026
Ready for Review-Per XXXX Verification for Self-Employed Borrowers: In addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the note date. Acceptable methods of business verification include: Third Party verification that the business in in existence and in good standing is required. As such the VVOE provided is sufficient verification.  - Seller-04/02/2026
Counter-XXXX of the guidelines state - If the borrower’s business is registered as a multi-member LLC/Corporation/Partnership then the borrower must provide Articles of Incorporation and most recent filing with Secretary of State and CPA Letter/Operating Agreement/Corporate Bylaws with Ownership Breakdown orAddendum - Due Diligence Vendor-04/01/2026
Ready for Review-The subject is a 1-year Full Doc income verification. The loan file included delivered loan file included 1040's, W2s, and transcripts. CPA letter is not required.  - Seller-03/30/2026
Open-Borrower 1 CPA Letter Missing Missing Borrower 1 CPA Letter. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/30/2026	Ready for Review-The guidelines being referenced in the counter are for XXXX/Alt Doc income documentation loans. The subject is a 1 year full doc income documentation transaction. Therefore, section XXXX Self-Employment Income guidelines would apply, which do NOT require a CPA letter. - Seller-04/06/2026
 Ready for Review-The guidelines being referenced in the counter are for XXXX/Alt Doc income documentation loans. The subject is a 1 year full doc income documentation transaction. Therefore, section XXXX Self-Employment Income guidelines would apply, which do NOT require a CPA letter.  - Seller-04/06/2026
 Ready for Review-Per XXXX Verification for Self-Employed Borrowers: In addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the note date. Acceptable methods of business verification include: Third Party verification that the business in in existence and in good standing is required. As such the VVOE provided is sufficient verification.  - Seller-04/02/2026
 Ready for Review-The subject is a 1-year Full Doc income verification. The loan file included delivered loan file included 1040's, W2s, and transcripts. CPA letter is not required.  - Seller-03/30/2026
																								Resolved-CPA letter not required. - Due Diligence Vendor-04/09/2026	LTV is less than guideline maximum - Required is 90 Borrower has 80 Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 Required is 680 Borrower has 797			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8384151
XXXX	XXXX	305087252	D	B	D	B	C	A	A	A	Closed	FCRE1193	2026-03-30 12:02	2026-04-06 14:53	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Waived to non-material with comnp factors. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/02/2026
Counter-It appears the lender utilized 70% of the XXXX asset depletion, however the borrowers are under 59 1/2 and 50% utilization is required. - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. Please refer to the UW comments on the attached 1008: "Asset utilization- B1 $3265.73/mo- B2 $560.56/mo- (XXXX balances x 70%)/60 mos" - Seller-03/30/2026
																						Open-Audited DTI of 50.96% exceeds Guideline DTI of 50% Missing Income Calculation Worksheet for the Assets Utilization to determine accurate income for XXXX assets for the borrowers under the age of 59 1/2. Upon receipt additional conditions may apply. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026 Ready for Review-Document Uploaded. Please refer to the UW comments on the attached 1008: "Asset utilization- B1 $3265.73/mo- B2 $560.56/mo- (XXXX balances x 70%)/60 mos" - Seller-03/30/2026	Waived-Waived to non-material with comnp factors. - Due Diligence Vendor-04/06/2026	LTV is less than guideline maximum - Required is 90 Borrower has 80 Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 Required is 680 Borrower has 797	25 years on the job, 797 fico, credit AA, 9 years at residence	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8386364
XXXX	XXXX	305087252	D	B	D	B	C	A	A	A	Closed	FCRE1506	2026-03-30 15:45	2026-04-06 14:51	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received the exception form to all for use of 70% of the retirement account for asset utilization. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/02/2026
Counter-It appears the lender utilized 70% of the XXXX asset depletion, however the borrowers are under 59 1/2 and 50% utilization is required. - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded.  - Seller-03/30/2026
																						Open-Missing Income Calculation Worksheet for the Assets Utilization to determine accurate income for XXXX assets for the borrowers under the age of 59 1/2. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026 Ready for Review-Document Uploaded. - Seller-03/30/2026	Resolved-Received the exception form to all for use of 70% of the retirement account for asset utilization. - Due Diligence Vendor-04/06/2026	LTV is less than guideline maximum - Required is 90 Borrower has 80 Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 Required is 680 Borrower has 797		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8391863
XXXX	XXXX	305087252	D	B	D	B	C	A	A	A	Closed	FCRE1316	2026-03-30 10:46	2026-04-06 14:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VVOE for both borrowers. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached recent invoices to support VVOE for B2 per XXXX. - Seller-04/02/2026 Counter-The work number for B1 provided, please provide the VVOE for B2. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing Verbal Verification of Employment for each borrower. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached recent invoices to support VVOE for B2 per XXXX. - Seller-04/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026	Resolved-Received VVOE for both borrowers. - Due Diligence Vendor-04/03/2026	LTV is less than guideline maximum - Required is 90 Borrower has 80 Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 Required is 680 Borrower has 797		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8384125
XXXX	XXXX	305087252	D	B	D	B	C	A	A	A	Closed	FCRE1470	2026-03-30 11:08	2026-04-01 14:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Asset 4 Missing	Resolved-Upon further review, closing cost were lower than estimated. - Due Diligence Vendor-04/01/2026 Ready for Review-XXXX Guideline state that the Gift Letter can show the Specific amount or the maximum dollar amount of the gift. Since the Gift Letter showed the Donor would gift a maximum amount of $470,000, and the gift received was less, the letter would not have to be updated to the Lesser Amount. - Seller-03/30/2026 Open-Asset 4 Missing Missing a corrected Gift Letter in the amount of $435,149.00. Upon receipt additional information maybe required. - Due Diligence Vendor-03/30/2026	Ready for Review-XXXX Guideline state that the Gift Letter can show the Specific amount or the maximum dollar amount of the gift. Since the Gift Letter showed the Donor would gift a maximum amount of $470,000, and the gift received was less, the letter would not have to be updated to the Lesser Amount. - Seller-03/30/2026	Resolved-Upon further review, closing cost were lower than estimated. - Due Diligence Vendor-04/01/2026	LTV is less than guideline maximum - Required is 90 Borrower has 80 Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 Required is 680 Borrower has 797			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8384535
XXXX	XXXX	305087252	D	B	D	B	C	A	A	A	Closed	finding-3652	2026-03-27 14:04	2026-04-01 10:57	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received Explanation from lender that credit decreased due to the lock, but was not notated on the COC. Finding Resolved. - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. LOCKED LE AND COC UPLOADED
EXPLANTION
LOCK  - Seller-03/31/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,933.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,080.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $15,080 to $10,933 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $4,147.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX.  COC in file does not state the amount or what the reason was for decrease in lender credit on LE issued XXXX.  Provide COC with reason and amount.  Additional findings may apply upon receipt.
																						- Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. LOCKED LE AND COC UPLOADED EXPLANTION LOCK - Seller-03/31/2026	Resolved-Received Explanation from lender that credit decreased due to the lock, but was not notated on the COC. Finding Resolved. - Due Diligence Vendor-04/01/2026	LTV is less than guideline maximum - Required is 90 Borrower has 80 Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797 Required is 680 Borrower has 797		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8364290
XXXX	XXXX	305087296	D	B	C	A	D	B	A	A	Closed	FCRE1151	2026-04-01 09:20	2026-04-03 14:44	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026 Open-Unsatisfactory Chain of Title provided. Satisfactory Chain of Title not Provided - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 680 Borrower has 705 Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 16.89		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8425638
XXXX	XXXX	305087296	D	B	C	A	D	B	A	A	Closed	FCRE5790	2026-04-01 10:35	2026-04-03 14:43	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-UDM was started originally on XXXX, updated XXXX. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. XXXX updated XXXXand Loan Closes XXXX, does suffice. Please see attached - Seller-04/02/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date) - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded.XXXX updated XXXX and Loan Closes XXXX, does suffice. Please see attached - Seller-04/02/2026	Resolved-UDM was started originally on XXXX, updated XXXX. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 680 Borrower has 705 Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 16.89		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8428108
XXXX	XXXX	305087296	D	B	C	A	D	B	A	A	Closed	FCOM2630	2026-03-27 13:39	2026-04-03 08:53	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Attorney Preference Letter	Resolved-Received Right To Choose Attorney or Attorney Preference. Finding Resolved. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026 Open-Right To Choose Attorney or Attorney Preference Not In File -----Right To Choose Attorney or Attorney Preference Not in File and Loan is a Higher-Priced Mortgage Loan - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026	Resolved-Received Right To Choose Attorney or Attorney Preference. Finding Resolved. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 680 Borrower has 705 Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 16.89		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8363725
XXXX	XXXX	305087296	D	B	C	A	D	B	A	A	Closed	finding-3352	2026-03-27 14:01	2026-04-02 09:55	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/27/2026
Waived-Waiver applied to non-material finding.  Full has fill sppraisal and escrows. - Due Diligence Vendor-04/02/2026
																						Ready for Review-Finding is not valid, Lender notes HPML loan meets XXXX guideline section XXXX and the closing docs confirms loan closed as a HPML, Appraisal report is provided and escrows not waived. - Seller-04/02/2026	Ready for Review-Finding is not valid, Lender notes HPML loan meets XXXX guideline section XXXX and the closing docs confirms loan closed as a HPML, Appraisal report is provided and escrows not waived. - Seller-04/02/2026	Waived-Waiver applied to non-material finding. Full has fill sppraisal and escrows. - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 680 Borrower has 705 Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 16.89			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8364158
XXXX	XXXX	305087296	D	B	C	A	D	B	A	A	Closed	FCOM1301	2026-03-27 13:39	2026-03-30 04:58	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings - Due Diligence Vendor-03/27/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings - Due Diligence Vendor-03/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 680 Borrower has 705 Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 16.89			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8363724
XXXX	XXXX	305087288	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-03-30 12:10	2026-04-01 15:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Rent Free Letter. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Please see attached rent free letter that was uploaded to your system. Please clear this finding. - Seller-03/30/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing rent free letter. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached rent free letter that was uploaded to your system. Please clear this finding. - Seller-03/30/2026	Resolved-Received Rent Free Letter. - Due Diligence Vendor-04/01/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 74.93m. Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.76		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8386526
XXXX	XXXX	305087288	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-03-27 16:56	2026-03-30 15:02	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/30/2026

																						Waived-Originator waiver applied to non material finding . File contains appraisal and escrows - Due Diligence Vendor-03/30/2026		Waived-Originator waiver applied to non material finding . File contains appraisal and escrows - Due Diligence Vendor-03/30/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 74.93m. Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.76			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Investor Post-Close	No	8368808
XXXX	XXXX	305087288	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-03-27 15:54	2026-03-30 07:33	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings - Due Diligence Vendor-03/27/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings - Due Diligence Vendor-03/27/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 74.93m. Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.76			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8367138
XXXX	XXXX	305078286	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-03-27 14:46	2026-04-02 12:37	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received recorded Mortgage w/legal. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with Legal Description. - Seller-03/31/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing the Legal Description attached to the Mortgage. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with Legal Description. - Seller-03/31/2026	Resolved-Received recorded Mortgage w/legal. - Due Diligence Vendor-04/02/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.494 Required is 0 Borrower has 1.494 DSCR % greater than 1.20 - Required is 0 Borrower has 1.494 Required is 0 Borrower has 1.494		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8365467
XXXX	XXXX	305078286	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-03-30 11:28	2026-04-02 12:36	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached ACH form that was uploaded to your system. Please clear this finding. - Seller-03/31/2026 Open-Foreign National but the ACH form is Missing from file. Automatic Payment Authorization form is required for a Foreign National. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached ACH form that was uploaded to your system. Please clear this finding. - Seller-03/31/2026	Resolved-Received ACH - Due Diligence Vendor-04/02/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.494 Required is 0 Borrower has 1.494 DSCR % greater than 1.20 - Required is 0 Borrower has 1.494 Required is 0 Borrower has 1.494		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8385211
XXXX	XXXX	305087278	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305062209	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305087320	D	B	D	B	D	B	A	A	Closed	FCRE0197	2026-03-31 16:15	2026-04-07 12:49	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received fully executed seller CD. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026 Open-The Final SELLER CD/HUD is missing. Missing the Final Seller CD/ HUD. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026	Resolved-Received fully executed seller CD. - Due Diligence Vendor-04/07/2026	Months Reserves exceed minimum required - Min reserves req'd 6 mths. Borrower has 25.1 months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8413665
XXXX	XXXX	305087320	D	B	D	B	D	B	A	A	Closed	FCOM1232	2026-03-31 10:47	2026-04-07 08:32	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-Received Final 1003. Finding Resolved. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026 Open-The Final 1003 is Missing Missing Executed Final 1003. Upon receipt additional information maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026	Resolved-Received Final 1003. Finding Resolved. - Due Diligence Vendor-04/07/2026	Months Reserves exceed minimum required - Min reserves req'd 6 mths. Borrower has 25.1 months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8405142
XXXX	XXXX	305087320	D	B	D	B	D	B	A	A	Closed	FCOM0013	2026-03-31 10:56	2026-04-02 10:04	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/01/2026 Open-Missing e-Consent. Missing e-Consent - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/01/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/02/2026	Months Reserves exceed minimum required - Min reserves req'd 6 mths. Borrower has 25.1 months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8405373
XXXX	XXXX	305087320	D	B	D	B	D	B	A	A	Closed	FCRE1342	2026-03-31 17:01	2026-03-31 18:00	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing	Waived-Waived to non-material with comp factors. - Due Diligence Vendor-03/31/2026 Open-Borrower 1 Business Bank Statements Missing Exception Request: Comingling of multiple accounts to generate a full 12 or 24month is not permitted. Allowance of Comingling of two deposit wired to incorrect account. - Due Diligence Vendor-03/31/2026		Waived-Waived to non-material with comp factors. - Due Diligence Vendor-03/31/2026	Months Reserves exceed minimum required - Min reserves req'd 6 mths. Borrower has 25.1 months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745	Comp factors: - Documented invoice for deposits - 40+ years in career - FICO 20+point over top bracket		QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8414205
XXXX	XXXX	305087320	D	B	D	B	D	B	A	A	Closed	finding-3352	2026-03-31 11:25	2026-03-31 17:59	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/31/2026

																						Waived-Waived to non-material. File contains full appraisal and escrows. - Due Diligence Vendor-03/31/2026		Waived-Waived to non-material. File contains full appraisal and escrows. - Due Diligence Vendor-03/31/2026	Months Reserves exceed minimum required - Min reserves req'd 6 mths. Borrower has 25.1 months in reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8407795
XXXX	XXXX	305079385	D	B	D	A	C	B	A	A	Closed	finding-3634	2026-04-01 12:32	2026-04-15 11:53	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured - Due Diligence Vendor-04/15/2026
Ready for Review-Document Uploaded.  - Seller-04/13/2026
Counter-Received copy of Letter and PCCD dated XXXX. Need copy of Check and shipping label. - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. copy of check and tracking to follow - Seller-04/08/2026
Counter-COC is dated XXXX, which is more than 3 days prior to Final CD XXXX. Please proved the Revised CD for the COC. Finding Remains. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded.  - Seller-04/03/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $200.22.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $200.22 (Final inspection and Points) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $200.22, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. - Seller-04/13/2026 Ready for Review-Document Uploaded. copy of check and tracking to follow - Seller-04/08/2026 Ready for Review-Document Uploaded. - Seller-04/03/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured - Due Diligence Vendor-04/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.46		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	8432790
XXXX	XXXX	305079385	D	B	D	A	C	B	A	A	Closed	FCRE1316	2026-04-01 14:59	2026-04-06 11:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Recieved XXXX Search for business that includes business structure - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. - Seller-04/02/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Guidelines state an internet search of the business is required with documentation to be included in the credit file to support the business narrative. There is no documentation in file to support the business narrative. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. - Seller-04/02/2026	Resolved-Recieved XXXX Search for business that includes business structure - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.46		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	8436502
XXXX	XXXX	305079385	D	B	D	A	C	B	A	A	Closed	FCRE1510	2026-04-02 03:50	2026-04-06 11:49	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. - Seller-04/02/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A; legal description. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. - Seller-04/02/2026	Resolved-Received Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.46		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	8444538
XXXX	XXXX	305087319	C	B	C	A	C	B	A	A	Closed	FCRE0108	2026-03-31 10:37	2026-04-02 13:06	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Upon further review, subject meets limited review requirements. - Due Diligence Vendor-04/02/2026
Ready for Review-The UW on Transmittal Summary (Form 1008) confirms that the subject is a warrantable condominium project and that the master insurance policy meets applicable requirements. Additionally, the loan was underwritten as a Limited Review, under which fidelity/crime coverage is not a standard requirement.
Per written confirmation from the  Agency: (XXXX), the master insurance policy is held by the association and provides replacement cost valuation with 80% co-insurance. While the association does not carry separate fidelity/crime coverage, this does not impact eligibility under the parameters of this loan program and review type.
Furthermore, the project has already been determined to be warrantable, and therefore the concern regarding non-warrantable condo eligibility under the XXXX program is not applicable to this file.
Based on the above, the master policy meets the necessary requirements for this transaction. We respectfully request that this finding be cleared.

 - Seller-04/01/2026
Open-Fidelity Coverage not met.  Provide Evidence of the HOA Fidelity/Crime Coverage . Additional findings may apply due to non-warrantable condo not being eligible under this programs (XXXX) .

- Due Diligence Vendor-03/31/2026	Ready for Review-The UW on Transmittal Summary (Form 1008) confirms that the subject is a warrantable condominium project and that the master insurance policy meets applicable requirements. Additionally, the loan was underwritten as a Limited Review, under which fidelity/crime coverage is not a standard requirement.
Per written confirmation from the  Agency: (XXXX), the master insurance policy is held by the association and provides replacement cost valuation with 80% co-insurance. While the association does not carry separate fidelity/crime coverage, this does not impact eligibility under the parameters of this loan program and review type.
Furthermore, the project has already been determined to be warrantable, and therefore the concern regarding non-warrantable condo eligibility under the XXXX program is not applicable to this file.
Based on the above, the master policy meets the necessary requirements for this transaction. We respectfully request that this finding be cleared.

 - Seller-04/01/2026
																								Resolved-Upon further review, subject meets limited review requirements. - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 810 which exceeds the minimum of 660 Required is 720 Borrower has 810 Qualifying DTI below maximum allowed - DTI of 37.23% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 37.23			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8404906
XXXX	XXXX	305087319	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-03-30 13:54	2026-04-02 09:51	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. ATTACHED - Seller-04/01/2026 Open-Missing e-Consent. Missing e-Consent from file - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. ATTACHED - Seller-04/01/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 810 which exceeds the minimum of 660 Required is 720 Borrower has 810 Qualifying DTI below maximum allowed - DTI of 37.23% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 37.23		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8389674
XXXX	XXXX	305087319	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-03-30 13:54	2026-03-30 15:05	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material finding. - Due Diligence Vendor-03/30/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material finding. - Due Diligence Vendor-03/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 810 which exceeds the minimum of 660 Required is 720 Borrower has 810 Qualifying DTI below maximum allowed - DTI of 37.23% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 37.23			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8389673
XXXX	XXXX	305087389	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-03-31 12:29	2026-04-02 13:56	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. Please clear this finding. - Seller-04/01/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR to verify borrower's 12m housing history. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. Please clear this finding. - Seller-04/01/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/02/2026	Months Reserves exceed minimum required - Borrower qualifying reserves 9.43. Minimum guideline required 3 Verified employment history exceeds guidelines - Borrower employed for 5 years.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8409186
XXXX	XXXX	305087389	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-03-31 09:20	2026-04-02 09:06	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. UPLOADED - Seller-04/01/2026 Open-Missing e-Consent. -----Missing e-consent. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-04/01/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-04/02/2026	Months Reserves exceed minimum required - Borrower qualifying reserves 9.43. Minimum guideline required 3 Verified employment history exceeds guidelines - Borrower employed for 5 years.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8402776
XXXX	XXXX	305087389	C	B	C	A	C	B	A	A	Closed	finding-3540	2026-03-31 07:40	2026-04-02 09:05	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received Tracking for receipt of CD. Finding Resolved. - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded. A revised/final CD was issued on XXXX, that version supersedes the prior one. Borrowers should sign the latest CD to acknowledge receipt of the final terms. The CD from XXXX does not need to bs signed. Tracking attached - Seller-04/01/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. A revised/final CD was issued on XXXX, that version supersedes the prior one. Borrowers should sign the latest CD to acknowledge receipt of the final terms. The CD from XXXX does not need to bs signed. Tracking attached - Seller-04/01/2026	Resolved-Received Tracking for receipt of CD. Finding Resolved. - Due Diligence Vendor-04/02/2026	Months Reserves exceed minimum required - Borrower qualifying reserves 9.43. Minimum guideline required 3 Verified employment history exceeds guidelines - Borrower employed for 5 years.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8401310
XXXX	XXXX	305087389	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-03-31 07:40	2026-04-02 09:05	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received Tracking for receipt of CD. Finding Resolved. - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded.
A revised/final CD was issued on XXXX, that version supersedes the prior one.
Borrowers should sign the latest CD to acknowledge receipt of the final terms. The CD from XXXX does not need to bs signed. Tracking attached
 - Seller-04/01/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $556.80.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----COC for increase in file, please provide receipt date of revised CD dated XXXX. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. A revised/final CD was issued on XXXX, that version supersedes the prior one. Borrowers should sign the latest CD to acknowledge receipt of the final terms. The CD from XXXX does not need to bs signed. Tracking attached - Seller-04/01/2026	Resolved-Received Tracking for receipt of CD. Finding Resolved. - Due Diligence Vendor-04/02/2026	Months Reserves exceed minimum required - Borrower qualifying reserves 9.43. Minimum guideline required 3 Verified employment history exceeds guidelines - Borrower employed for 5 years.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8401312
XXXX	XXXX	305087389	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-03-31 09:20	2026-03-31 09:20	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material findings. - Due Diligence Vendor-03/31/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material findings. - Due Diligence Vendor-03/31/2026	Months Reserves exceed minimum required - Borrower qualifying reserves 9.43. Minimum guideline required 3 Verified employment history exceeds guidelines - Borrower employed for 5 years.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8402775
XXXX	XXXX	305087369	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305087366	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-04-01 12:09	2026-04-03 15:04	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing copy of the Legal Description attached to the Mortgage. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026	Resolved-Received Mortgage w/Legal. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 773 LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 5.4		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8432364
XXXX	XXXX	305087366	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-31 11:38	2026-04-03 15:03	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received housing history. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. 3c REO XXXX recently purchased with NEW Loan *** See XXX MTG XXXX / XXXX *** First payment XXXX and 3d REO XXXX ALSO Purchased XXXX with new XXXX Mtg XXXX / XXXX. Please see attached - Seller-04/02/2026 Open-Housing History Does Not Meet Guideline Requirements VOM / 12 month mortgage payment ratings on property 3c and 3d. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. 3c REO XXXX recently purchased with NEW Loan *** See XXXX MTG XXXX/ XXXX *** First payment XXXX and 3d REO XXXX ALSO Purchased XXXX with new XXXX Mtg XXXX / XXXX. Please see attached - Seller-04/02/2026	Resolved-Received housing history. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 773 LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 5.4		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8408178
XXXX	XXXX	305061948	D	B	D	B	A	A	A	A	Closed	FCRE1198	2026-04-02 06:17	2026-04-24 16:21	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver 2 mos reserves <3 mos required, applied to non material finding with comp factors - Due Diligence Vendor-04/24/2026
Ready for Review-Document Uploaded. See uploaded - PC Exception - Seller-04/22/2026
Counter-Received HUD and XXXX account Date XXXX.  XXXX account in file dated XXXX.  - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. I apologize. The $294,038.68 is the total of proceeds from the sale $239,782.30 plus the XXXX #XXXX account with $54,256.38. Please see both bank statement and final HUD attached.  Both included with credit file.  - Seller-04/14/2026
Counter-Received rebuttal.  Review received closing statement reflecting $239,782 disbursed XXXX.  Please provide correct, final Hud reflecting proceeds $294,038.68 cash to seller as noted.   - Due Diligence Vendor-04/13/2026
Ready for Review-The borrower has 6.28 months of reserves. Total funds verified are $15,449.60 EM and $294,038.68 cash from sale. Minus cash to close of $256,711.53 = $52,826.75/$8393.04 PITIA = 6.29 months.  - Seller-04/10/2026
																						Open-Audited Reserves of 2.29 month(s) are less than Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. See uploaded - PC Exception - Seller-04/22/2026 Ready for Review-Document Uploaded. I apologize. The $294,038.68 is the total of proceeds from the sale $239,782.30 plus the XXXX #XXXX account with $54,256.38. Please see both bank statement and final HUD attached. Both included with credit file. - Seller-04/14/2026 Ready for Review-The borrower has 6.28 months of reserves. Total funds verified are $15,449.60 EM and $294,038.68 cash from sale. Minus cash to close of $256,711.53 = $52,826.75/$8393.04 PITIA = 6.29 months. - Seller-04/10/2026	Waived-Originator provided a waiver 2 mos reserves <3 mos required, applied to non material finding with comp factors - Due Diligence Vendor-04/24/2026	LTV is less than guideline maximum - Required is 90 Borrower has 79.9 Qualifying DTI below maximum allowed - DTI 44.10 max 50%. Required is 50 Borrower has 44.1	Long term employment FICO>10pts above requirement	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8447306
XXXX	XXXX	305061948	D	B	D	B	A	A	A	A	Closed	FCRE1964	2026-03-31 12:55	2026-04-16 09:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Received proof of deposit, first month rent, and rent schedule. - Due Diligence Vendor-04/16/2026 Ready for Review-Document Uploaded. Attached are the 1007, deposit, and HOA for the rental. - Seller-04/14/2026 Open-for b2 and b3 reo 3b- Missing- rental income requirement- rental income must be documented with all the following: Market Rent Analysis, Single Family Comparable Rent Schedule (XXXX Form 1007). Evidence of proof of receipt of damage deposit and first month’s rent. Additional findings may apply. only provided lease agreement. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Attached are the 1007, deposit, and HOA for the rental. - Seller-04/14/2026	Resolved-Received proof of deposit, first month rent, and rent schedule. - Due Diligence Vendor-04/16/2026	LTV is less than guideline maximum - Required is 90 Borrower has 79.9 Qualifying DTI below maximum allowed - DTI 44.10 max 50%. Required is 50 Borrower has 44.1		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8409590
XXXX	XXXX	305061948	D	B	D	B	A	A	A	A	Closed	FCRE7497	2026-03-31 12:56	2026-04-13 12:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA validation. - Due Diligence Vendor-04/13/2026 Ready for Review-Document Uploaded. Uploaded confirmation of HOA fees - Seller-04/10/2026 Open-1) Missing confirmation if Reo3a has HOA fees. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Uploaded confirmation of HOA fees - Seller-04/10/2026	Resolved-Received HOA validation. - Due Diligence Vendor-04/13/2026	LTV is less than guideline maximum - Required is 90 Borrower has 79.9 Qualifying DTI below maximum allowed - DTI 44.10 max 50%. Required is 50 Borrower has 44.1		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8409598
XXXX	XXXX	305087247	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305087259	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-04-01 13:21	2026-04-03 14:40	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received Housing History - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached VOM, no lates - Seller-04/02/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Unable to determine ATR-Pending Housing History. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached VOM, no lates - Seller-04/02/2026	Resolved-Received Housing History - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 732 which exceeds the minimum of 660 Required is 660 Borrower has 732 LTV is less than guideline maximum - LTV of 41.88% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 41.88 Qualifying DTI below maximum allowed - DTI of 24.27% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 24.27		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8433837
XXXX	XXXX	305087259	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-01 04:46	2026-04-03 14:40	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached VOM, no lates - Seller-04/02/2026 Open-Housing History Does Not Meet Guideline Requirements Missing mortgage history for the last 12 months from XXXX for subject property. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached VOM, no lates - Seller-04/02/2026	Resolved-Received VOM - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 732 which exceeds the minimum of 660 Required is 660 Borrower has 732 LTV is less than guideline maximum - LTV of 41.88% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 41.88 Qualifying DTI below maximum allowed - DTI of 24.27% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 24.27		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8420419
XXXX	XXXX	305087318	D	A	D	A	A	A	C	A	Closed	FCRE1506	2026-04-01 08:34	2026-04-06 14:10	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/06/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/02/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing proof of the most recent 12 months rental payment history. Upon receipt of conditions ATR/ QM can be determined. Additional conditions may apply. - Due Diligence Vendor-04/01/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/02/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 796 Required is 660 Borrower has 796 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.93			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8424580
XXXX	XXXX	305087318	D	A	D	A	A	A	C	A	Closed	FCRE1440	2026-04-01 08:13	2026-04-06 14:07	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR's for both borrowers. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof of the most recent 12 months rental payment history. Upon receipt of proof additional conditions maybe required. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026	Resolved-Received VOR's for both borrowers. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 796 Required is 660 Borrower has 796 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.93		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8424185
XXXX	XXXX	305087318	D	A	D	A	A	A	C	A	Closed	FCRE6019	2026-03-31 12:08	2026-04-06 14:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower Citizenship Documentation Provided or Not Required - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026 Open-Borrower Citizenship Documentation Is Missing Missing proof of each Borrowers Non Permanent Resident ID (front & back). Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026	Resolved-Borrower Citizenship Documentation Provided or Not Required - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 796 Required is 660 Borrower has 796 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.93		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8408796
XXXX	XXXX	305087318	D	A	D	A	A	A	C	A	Closed	FVAL1039	2026-04-01 08:43	2026-04-06 14:02	Resolved	1 - Information	C	A	Property	Value	Appraised value unsupported	Resolved-Received corrected 1008, Appraised value is XXXX and the purchase price is XXXX - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. As per guidelines, the LTV is based on the lower of the appraised value or purchase price, which in this case is the purchase price of XXXX. See attached corrected 1008 with the XXXX appraised value. - Seller-04/03/2026	Ready for Review-Document Uploaded. As per guidelines, the LTV is based on the lower of the appraised value or purchase price, which in this case is the purchase price of XXXX. See attached corrected 1008 with the XXXX appraised value. - Seller-04/03/2026	Resolved-Received corrected 1008, Appraised value is XXXX and the purchase price is XXXX - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 796 Required is 660 Borrower has 796 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.93		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8424828
XXXX	XXXX	305087329	D	A	D	A	C	A	A	A	Closed	FCRE1335	2026-03-31 16:19	2026-04-06 14:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 IRS Transcripts Missing	Resolved-Borrower 1 IRS Transcripts Provided - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026 Open-Borrower 1 IRS Transcripts Missing Provide missing XXXX Tax Transcript for evidence of filing. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026	Resolved-Borrower 1 IRS Transcripts Provided - Due Diligence Vendor-04/06/2026	LTV is less than guideline maximum - Required is 75 Borrower has 16.67 Required is 75 Borrower has 16.67 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 689 Required is 620 Borrower has 689		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8413699
XXXX	XXXX	305087329	D	A	D	A	C	A	A	A	Closed	FCRE1324	2026-03-31 16:19	2026-04-06 14:52	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Resolved-Borrower 1 Tax Returns Not Signed Received XXXX transcript - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached, Transcripts provided instead of signed tax returns - Seller-04/03/2026 Open-Borrower 1 Tax Returns Not Signed Provide missing signature on XXXX personal and business tax returns provided. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached, Transcripts provided instead of signed tax returns - Seller-04/03/2026	Resolved-Borrower 1 Tax Returns Not Signed Received XXXX transcript - Due Diligence Vendor-04/06/2026	LTV is less than guideline maximum - Required is 75 Borrower has 16.67 Required is 75 Borrower has 16.67 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 689 Required is 620 Borrower has 689		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8413701
XXXX	XXXX	305087329	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-03-31 12:58	2026-04-06 08:07	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for change in pricing. Finding Resolved. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. SEE ATTACHED - Seller-04/03/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,375.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). --------Zero (0%) tolerance fees increased by $1,375.00 Points - Loan Discount Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1,375.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-04/03/2026	Resolved-Received COC for change in pricing. Finding Resolved. - Due Diligence Vendor-04/06/2026	LTV is less than guideline maximum - Required is 75 Borrower has 16.67 Required is 75 Borrower has 16.67 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 689 Required is 620 Borrower has 689		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8409643
XXXX	XXXX	305087283	C	A	C	A	C	A	A	A	Closed	FCRE0138	2026-04-01 12:38	2026-04-06 13:20	Resolved	1 - Information	C	A	Credit	Eligibility	Cash out is more than the maximum allowed per LTV guidelines	Resolved-Upon further review, per GL XXXX, cashout does not exceed the guidelines - Due Diligence Vendor-04/06/2026 Ready for Review-We disagree. Per XXXX guidelines, section XXXX Rate/Term Refinance: Max cash back of the "greater" of 1% of the new loan amount or $2,000. - Seller-04/02/2026 Open-Cash-Out Per CD, exceeds Rate-Term Refi max of $2,000. - Due Diligence Vendor-04/01/2026	Ready for Review-We disagree. Per XXXX guidelines, section XXXX Rate/Term Refinance: Max cash back of the "greater" of 1% of the new loan amount or $2,000. - Seller-04/02/2026	Resolved-Upon further review, per GL XXXX, cashout does not exceed the guidelines - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 740 Required is 660 Borrower has 740 LTV is less than guideline maximum - Required is 85 Borrower has 67.64 Required is 85 Borrower has 67.64			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8432925
XXXX	XXXX	305087283	C	A	C	A	C	A	A	A	Closed	FCOM0013	2026-03-31 22:42	2026-04-03 08:42	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026 Open-Missing e-Consent. -----Missing E consent - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 740 Required is 660 Borrower has 740 LTV is less than guideline maximum - Required is 85 Borrower has 67.64 Required is 85 Borrower has 67.64		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8418321
XXXX	XXXX	305087394	C	A	A	A	A	A	C	A	Closed	FPRO1257	2026-04-02 12:14	2026-04-06 15:14	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received BPO to support valuation of 6 unit property. - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026 Open-Missing secondary Valuation - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026	Resolved-Received BPO to support valuation of 6 unit property. - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 808 Required is 680 Borrower has 808 LTV is less than guideline maximum - Required is 75 Borrower has 68.32 Required is 75 Borrower has 68.32		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8456233
XXXX	XXXX	305087316	D	A	D	A	C	A	A	A	Closed	FCRE1355	2026-04-02 09:53	2026-04-06 15:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 CPA Letter Missing	Resolved-Received CPA letter for B2 - Due Diligence Vendor-04/06/2026 Ready for Review-Please see attached. - Seller-04/03/2026 Open-Borrower 2 CPA Letter Missing Missing the CPA/ CTEC Letter confirming B2's self-employment, percentage of ownership, how long the borrower has been self-employed and in good standing. - Due Diligence Vendor-04/02/2026	Ready for Review-Please see attached. - Seller-04/03/2026	Resolved-Received CPA letter for B2 - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 737 LTV is less than guideline maximum - Required is 85 Borrower has 72.26		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8452150
XXXX	XXXX	305087316	D	A	D	A	C	A	A	A	Closed	FCOM0013	2026-04-01 15:02	2026-04-06 07:56	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/03/2026 Open-Missing e-Consent. Missing e-consent - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/03/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 737 LTV is less than guideline maximum - Required is 85 Borrower has 72.26		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8436591
XXXX	XXXX	305087368	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-04-02 11:05	2026-04-07 16:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received a copy of LE for XXXX (loan has not closed yet) as well as LOX for HOA on same - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached LE for 3C: XXXX as the loan has not funded yet. Also per the attached LOE from the borrower and according to the 1003, 3F: XXXX is a SFR with no HOA dues. - Seller-04/06/2026 Open-Property 3c: Provide loans docs to verify terms of New Mortgage as listed on 1003. Property 3f. Missing verification of HOA payment. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached LE for 3C: XXXX as the loan has not funded yet. Also per the attached LOE from the borrower and according to the 1003, 3F: XXXX is a SFR with no HOA dues. - Seller-04/06/2026	Resolved-Received a copy of LE for XXXX (loan has not closed yet) as well as LOX for HOA on same - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 744 Required is 660 Borrower has 744 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.53 Required is 50 Borrower has 24.6		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8453794
XXXX	XXXX	305087368	D	A	D	A	A	A	A	A	Closed	FCRE1148	2026-04-02 09:46	2026-04-07 16:03	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received updated Title Coverage Amount of XXXX is sufficient based on the type of subject lien - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Provide Title Insurance equal to loan amount. (Title Supplements provided have a lower amount that final loan amount). - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026	Resolved-Received updated Title Coverage Amount of XXXX is sufficient based on the type of subject lien - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 744 Required is 660 Borrower has 744 Qualifying DTI below maximum allowed - Required is 50 Borrower has 23.53 Required is 50 Borrower has 24.6		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8451852
XXXX	XXXX	305087277	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-04-01 14:49	2026-04-08 13:47	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-REceived acknowledgement of coc change. Finding Resolved. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. SEE SYSTEM EVIDENCE - Seller-04/07/2026
Counter-Broker fee paid by borrower was added on LE XXXX. There is no COC in file for this addition of a fee. Only COC in file is XXXX for the lock. Finding Remains. - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. The mortgage broker fee went from $36k to $24k. See attached  - Seller-04/06/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $24,000.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $24,000 (Mortgage Broker Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $24,000, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX.
																						- Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. SEE SYSTEM EVIDENCE - Seller-04/07/2026 Ready for Review-Document Uploaded. The mortgage broker fee went from $36k to $24k. See attached - Seller-04/06/2026	Resolved-REceived acknowledgement of coc change. Finding Resolved. - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 726 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8436336
XXXX	XXXX	305087277	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-04-02 12:38	2026-04-08 11:54	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter dated 2/18 which is valid for 60 days. - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026 Open-Borrower 1 CPA Letter Missing Missing from the EA Letter dated XXXX, the percentage of ownership the borrower has in the business, how long the borrower has been in business and the status of business. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026	Resolved-Received CPA letter dated XXXX which is valid for 60 days. - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 726 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8456817
XXXX	XXXX	305087277	D	A	D	A	C	A	A	A	Closed	FCOM0013	2026-04-02 07:51	2026-04-07 07:54	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026 Open-Missing e-Consent. Missing e-consent - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 726 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8448629
XXXX	XXXX	305078355	C	A	A	A	C	A	A	A	Closed	FCOM0013	2026-04-01 14:25	2026-04-07 08:12	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026 Open-Missing e-Consent. ----- Missing e-Consent - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.44 LTV is less than guideline maximum - Required is 70 Borrower has 46.15		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8435724
XXXX	XXXX	305087302	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305087402	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305086830	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305087264	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305087291	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305087258	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305087401	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305087253	D	B	D	A	B	B	A	A	Closed	FCRE7807	2026-04-06 16:29	2026-04-09 15:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Lender income worksheet for b2. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. - Seller-04/07/2026 Ready for Review-Document Uploaded. Disagree, B2 does not have Bank statement income source, please see attached Salary pay income calc for B2. Please expedite this to be cleared as soon as possible - Seller-04/07/2026 Open-The Borrower 2 Bank Statement Summary/Lender Worksheet is Missing Missing Borrower 2 Income Calculation Worksheet. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. - Seller-04/07/2026 Ready for Review-Document Uploaded. Disagree, B2 does not have Bank statement income source, please see attached Salary pay income calc for B2. Please expedite this to be cleared as soon as possible - Seller-04/07/2026	Resolved-Received Lender income worksheet for b2. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 42.42 Required is 50.49 Borrower has 42.42 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 808 Required is 660 Borrower has 808		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8510151
XXXX	XXXX	305087253	D	B	D	A	B	B	A	A	Closed	FCOM1301	2026-04-02 18:33	2026-04-02 19:13	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-Originator waiver applied to non-material findings. - Due Diligence Vendor-04/02/2026		Waived-Originator waiver applied to non-material findings. - Due Diligence Vendor-04/02/2026	Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 42.42 Required is 50.49 Borrower has 42.42 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 808 Required is 660 Borrower has 808			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8463965
XXXX	XXXX	305087373	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305087261	D	B	D	A	B	B	A	A	Closed	FCRE1316	2026-04-08 10:03	2026-04-10 16:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA letter validating employment - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide Missing Self Employment Verification-existence of the business within 60 days of the note date. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-Received CPA letter validating employment - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 737. Required is 700 Borrower has 737 LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8547817
XXXX	XXXX	305087261	D	B	D	A	B	B	A	A	Closed	FCRE1440	2026-04-08 18:31	2026-04-10 15:46	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received satisfactory VOR. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR to support $2,200 with 0x30 for 12 months. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-Received satisfactory VOR. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 737. Required is 700 Borrower has 737 LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80		XXXX	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8559315
XXXX	XXXX	305087261	D	B	D	A	B	B	A	A	Closed	FCOM1301	2026-04-06 12:34	2026-04-06 12:34	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/06/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 737. Required is 700 Borrower has 737 LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80			QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8504269
XXXX	XXXX	305087241	C	B	C	A	B	B	A	A	Closed	FCRE1198	2026-04-07 09:24	2026-04-13 16:32	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received 1003, statement and printout reflecting sufficient reserves at disbursement. - Due Diligence Vendor-04/13/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/10/2026 Open-Audited Reserves of 0.02 month(s) are less than Guideline Required Reserves of 3 month(s) Verified assets are less than minimum required per guidelines. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/10/2026	Resolved-Received 1003, statement and printout reflecting sufficient reserves at disbursement. - Due Diligence Vendor-04/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 803 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 32.48		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8522567
XXXX	XXXX	305087241	C	B	C	A	B	B	A	A	Closed	FCOM1301	2026-04-04 14:19	2026-04-04 14:19	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. ORIGINATOR WAIVER APPLIED TO NON MATERIAL FINDING - Due Diligence Vendor-04/04/2026		Waived-The Home Loan Toolkit disclosure is missing. ORIGINATOR WAIVER APPLIED TO NON MATERIAL FINDING - Due Diligence Vendor-04/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 803 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 32.48			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8488130
XXXX	XXXX	305087338	C	B	C	A	C	B	A	A	Closed	FCRE1510	2026-04-08 05:09	2026-04-09 09:14	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT with Legal Description, finding resolved. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A; legal description. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026	Resolved-Received DOT with Legal Description, finding resolved. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.3 Required is 50 Borrower has 38.3 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 755 Required is 680 Borrower has 755		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8540168
XXXX	XXXX	305087338	C	B	C	A	C	B	A	A	Closed	FCOM9998	2026-04-06 10:00	2026-04-09 09:13	Resolved	1 - Information	C	A	Compliance	TRID	Closing Disclosure Issue	Resolved-Received PCCD with corrected fee placement, finding resolved. - Due Diligence Vendor-04/09/2026 Open------ Initial CD dated XXXX & Final CD dated XXXX Section B amount does not equal $21724.85 (21,581.30) - Short $143.55. - Due Diligence Vendor-04/06/2026		Resolved-Received PCCD with corrected fee placement, finding resolved. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.3 Required is 50 Borrower has 38.3 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 755 Required is 680 Borrower has 755			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8498561
XXXX	XXXX	305087338	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-04-09 08:49	2026-04-09 09:10	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Due to testing. Finding resolved. - Due Diligence Vendor-04/09/2026		Resolved-Due to testing. Finding resolved. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.3 Required is 50 Borrower has 38.3 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 755 Required is 680 Borrower has 755			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8571488
XXXX	XXXX	305087338	C	B	C	A	C	B	A	A	Closed	finding-3638	2026-04-09 08:49	2026-04-09 09:10	Resolved	1 - Information	C	A	Compliance	TRID	Reimbursement Amount Test	Resolved-Due to testing. Finding resolved. - Due Diligence Vendor-04/09/2026		Resolved-Due to testing. Finding resolved. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.3 Required is 50 Borrower has 38.3 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 755 Required is 680 Borrower has 755			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8571489
XXXX	XXXX	305087338	C	B	C	A	C	B	A	A	Closed	finding-3635	2026-04-09 08:49	2026-04-09 09:10	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Due to testing. Finding resolved. - Due Diligence Vendor-04/09/2026		Resolved-Due to testing. Finding resolved. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.3 Required is 50 Borrower has 38.3 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 755 Required is 680 Borrower has 755			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8571490
XXXX	XXXX	305087338	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-04-05 11:33	2026-04-05 11:33	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/05/2026		Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/05/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.3 Required is 50 Borrower has 38.3 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 755 Required is 680 Borrower has 755			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8488567
XXXX	XXXX	305061988	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305087290	C	B	C	B	C	B	A	A	Closed	FCOM1353	2026-04-08 07:10	2026-04-13 15:06	Waived	2 - Non-Material	C	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----Originator waiver applied to non-material findings. - Due Diligence Vendor-04/08/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----Originator waiver applied to non-material findings. - Due Diligence Vendor-04/08/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.66 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 807 LTV is less than guideline maximum - Required is 85 Borrower has 79			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	8544457
XXXX	XXXX	305087290	C	B	C	B	C	B	A	A	Closed	FCRE1278	2026-04-09 12:32	2026-04-13 13:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Escrow waiver guidelines were not met	Waived-Originator provided a waiver “escrow waivers, applied to non material finding with comp factors. - Due Diligence Vendor-04/13/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Max loan amount for escrow waivers is $2MM - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Waived-Originator provided a waiver “escrow waivers, applied to non material finding with comp factors. - Due Diligence Vendor-04/13/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.66 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 807 LTV is less than guideline maximum - Required is 85 Borrower has 79	6 years self employed. 34 DTI	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	8578906
XXXX	XXXX	305087290	C	B	C	B	C	B	A	A	Closed	FCOM0013	2026-04-07 12:54	2026-04-13 09:05	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/13/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Missing e-Consent. ----- Missing e-Consent - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/13/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.66 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 807 LTV is less than guideline maximum - Required is 85 Borrower has 79		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8529110
XXXX	XXXX	305087342	C	A	C	A	C	A	A	A	Closed	FCRE1182	2026-04-09 20:49	2026-04-14 13:42	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Upon further review - there were NO exceptions required on loan - meets all guideline parameters - Due Diligence Vendor-04/14/2026

Counter-Received rebuttal lock only reflects extensions.  Lock reflects extension and and Exception (Branch).  Please clarify - Due Diligence Vendor-04/13/2026

Ready for Review-The lock reflects Extensions, there are no exception to the loan guidelines and if there is an exception for loan lock pricing then no additional documentation is generated for it.  Please expedite this to be cleared as soon as possible - Seller-04/10/2026

																						Open-Per Lock there is a loan exception but not showing any exception in the system or documentation provided. - Due Diligence Vendor-04/10/2026	Ready for Review-The lock reflects Extensions, there are no exception to the loan guidelines and if there is an exception for loan lock pricing then no additional documentation is generated for it. Please expedite this to be cleared as soon as possible - Seller-04/10/2026	Resolved-Upon further review - there were NO exceptions required on loan - meets all guideline parameters - Due Diligence Vendor-04/14/2026	Qualifying DTI below maximum allowed - DTI of 31% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 31 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 814 which exceeds the minimum of 700 Required is 700 Borrower has 814			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8586432
XXXX	XXXX	305087342	C	A	C	A	C	A	A	A	Closed	FCRE7009	2026-04-09 14:10	2026-04-13 16:57	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received confirmation of replacement coverage included from insurer. - Due Diligence Vendor-04/13/2026 Ready for Review-Document Uploaded. Disagree, Lender notes the Insurance agent provided an email that verified the coverage has “100% replacement cost coverage”. No further documentation is required, Please expedite this to be cleared as soon as possible - Seller-04/10/2026 Open-Insufficient Coverage Amount for Insured Subject Property. HOI reflects Insufficient Coverage Amount for Insured Subject Property. - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Disagree, Lender notes the Insurance agent provided an email that verified the coverage has “100% replacement cost coverage”. No further documentation is required, Please expedite this to be cleared as soon as possible - Seller-04/10/2026	Resolved-Received confirmation of replacement coverage included from insurer. - Due Diligence Vendor-04/13/2026	Qualifying DTI below maximum allowed - DTI of 31% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 31 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 814 which exceeds the minimum of 700 Required is 700 Borrower has 814		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8580890
XXXX	XXXX	305087342	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-04-08 15:07	2026-04-13 08:42	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received acknowledgement borrower signed at closing. Finding Resolved. - Due Diligence Vendor-04/13/2026
Ready for Review-Document Uploaded. See attached  - Seller-04/10/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. See attached - Seller-04/10/2026	Resolved-Received acknowledgement borrower signed at closing. Finding Resolved. - Due Diligence Vendor-04/13/2026	Qualifying DTI below maximum allowed - DTI of 31% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 31 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 814 which exceeds the minimum of 700 Required is 700 Borrower has 814		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8555774
XXXX	XXXX	305087342	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-04-08 15:07	2026-04-13 08:42	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received acknowledgement borrower signed at closing. Finding Resolved. - Due Diligence Vendor-04/13/2026
Ready for Review-Document Uploaded. There were COC's completed - XXXX, XXXX, XXXX & XXXX- docs provided - Seller-04/10/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($23,001.35) does not exceed or equal the comparable sum of specific and non-specific lender credits ($27,370.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $27370 to $23001.35 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $4368.65, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. There were COC's completed - XXXX, XXXX, XXXX & XXXX- docs provided - Seller-04/10/2026	Resolved-Received acknowledgement borrower signed at closing. Finding Resolved. - Due Diligence Vendor-04/13/2026	Qualifying DTI below maximum allowed - DTI of 31% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 31 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 814 which exceeds the minimum of 700 Required is 700 Borrower has 814		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8555775